Filed with the Securities and Exchange Commission on April 12, 2018
REGISTRATION NO. 333-121693
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 14
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 164
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)
COPIES TO:
JAN FISCHER-WADE, ESQ.
SENIOR ATTORNEY
ALLSTATE LIFE INSURANCE COMPANY
2940 S. 84th Street
Lincoln, NE 68506-4142
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2018 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
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AIM Lifetime PlusSM II Variable Annuity
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584
Prospectus dated April 30, 2018

Allstate Life Insurance Company (“Allstate Life”) issues the AIM Lifetime PlusSM II Variable Annuity, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
Allstate Life is no longer offering new Contracts.
The Contract currently offers various investment alternatives (“Investment Alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of one of the following funds (“Funds”) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I shares):

Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Invesco V.I. Core Plus Bond Fund - Series I
Invesco V.I. Equity and Income Portfolio- Series I
Invesco V.I. Government Money Market Fund - Series I
Invesco V.I. Government Securities Fund - Series I

Invesco V.I. High Yield Fund - Series I
Invesco V.I. International Growth Fund - Series I
Invesco V.I. Managed Volatility Fund - Series I
Invesco V.I. Mid Cap Core Equity Fund - Series I
Invesco V.I. Mid Cap Growth Fund - Series I
Invesco V.I. Technology Fund - Series I
Invesco V.I. Value Opportunities Fund - Series I

We (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2018 with the Securities and Exchange Commission (“SEC”). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES
The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

The Contracts are not FDIC insured.

We are no longer offering the Contracts for sale.

AIMPROS

(i)

Glossary of Terms

Accumulation Phase: The period begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the AIM Lifetime Plus SM II Variable Annuity, an individual and group flexible premium deferred variable annuity contract (“Contract”).
Annuitant: The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account.
Automatic Fund Rebalancing Program: A program, during the Accumulation Phase, where we automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations.
Beneficiary(ies): The person(s), who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. You may name one or more Beneficiaries when you apply for a Contract. You may name one or more contingent Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary.

•	Primary Beneficiary: the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your contract.

•
Contingent Beneficiary: The person selected by the Contract owner who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract owner.

Cancellation Period: The time during which you have the right to cancel your Contract, generally within 20 days of receipt or any longer period as your state may require.
Code - The Internal Revenue Code of 1986, as amended.
Contracti: The AIM Lifetime Plus SM II Variable Annuity, an individual and group flexible premium deferred variable annuity contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from that date of your Contract’s Issue Date.
Contract Owner: The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter your Contract Value at anytime during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
Contract Year: The period of time measured from the date we issue your Contract or a “Contract Anniversary.”
Death Benefit Anniversary: Every 7th Contract Anniversary beginning during the Accumulation Phase. For example, the 7th, 14th and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.
Dollar Cost Averaging Program: A program that automatically transfers dollar cost averaging prior to the Payout Start Date by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation.
Due Proof of Death: Documentation needed when there is a claim for distribution on death. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
i In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

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Enhanced Death Benefit Rider: An option available that provides for the greatest of the base death benefits available under the Contract and, depending on the option you select, either: (a) an enhanced death benefit that captures your highest Contract Value on each Contract Anniversary; or (b) an enhanced death benefit that accumulates your Purchase Payments at a daily rate equivalent to 5% per year, both adjusted for withdrawals and subject to the terms of the benefit. The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.
Enhanced Death and Income Benefit Combination Rider: The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider." The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date, but this may vary in some states.
Fixed Account Options: The Fixed Account consists of our general assets other than those in segregated asset accounts. You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states.
Free Withdrawal Amount: During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years.
Funds: Refers to mutual funds in which each Variable Sub-Account invests.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our service center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Guarantee Periods: The period of time during which each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee. The Guarantee Periods may not be available in your state.
Income Plan: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Investment Alternatives: Variable Sub-Accounts offered under the Contract that invest in the shares of a corresponding Fund.
Issue Date: The date we issue your Contract.
Market Value Adjustment: We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. The Market Value Adjustment may be positive or negative, depending on changes in interest rates.
Payout Phase: The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
Payout Start Date: The day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant’s 90th birthday, or the 10th Contract Anniversary, if later.
Right to Cancel: Your ability to cancel your Contract within 20 days of receipt or any longer period as your state may require (“Cancellation Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.
Settlement Value: The amount payable on a full withdrawal of Contract Value on the date we determine the death benefit.
Systematic Withdrawal Program: The option to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.
Tax qualified contracts: Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.

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Variable Account: A segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account: An investment in the shares of corresponding funds.

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The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments
We are no longer offering new Contracts. You can add to your Contract as often and as much as you like, but each payment must be at least $500 ($100 for automatic purchase payments to the variable investment options). You must maintain a minimum account size of $1,000.

Right to Cancel
You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Cancellation Period”). Upon cancellation we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account. The adjustment will reflect the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding.

Expenses
You will bear the following expenses:

Total Variable Account annual fees equal to 1.10% of daily net assets (1.30% if you select the Enhanced Death Benefit Rider; 1.50% if you select the Enhanced Death and Income Benefit Combination Rider (available with Contracts issued before July 27, 2000); and 1.60% if you select the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)).

• Annual contract maintenance charge of $35 (with certain exceptions)

• Withdrawal Charges ranging from 0% to 7% of payment withdrawn (with certain exceptions)

• Transfer fee of $10 after 12th transfer in any Contract Year (fee currently waived)

• State premium tax (if your state imposes one)

In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

Investment Alternatives
The Contract offers various investment alternatives including:

• Fixed Account Options (which credit interest at rates we guarantee)

• Variable Sub-Accounts investing in Funds offering professional money management by Invesco Advisers, Inc.

To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services	For your convenience, we offer these special services: • Automatic Fund Rebalancing Program • Automatic Additions Program • Dollar Cost Averaging Program • Systematic Withdrawal Program
Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

• life income with guaranteed payments

• a joint and survivor life income with guaranteed payments

• guaranteed payments for a specified period (5 to 30 years)

Death Benefits
If you or the Annuitant (if the Contract is owned by a non-living person) die before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer an Enhanced Death Benefit Rider and an Enhanced Death and Income Benefit Combination Rider.

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Transfers
Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions.

We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each “Contract Year,” which we measure from the date we issue your contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals
You may withdraw some or all of your Contract Value at anytime during the Accumulation Phase. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase). Withdrawals in the Payout Phase are only available if the Payout Option is a Variable Income Payment using Guaranteed Payments for a Specified Period. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. In a Tax Qualified Contract, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and Market Value Adjustment also may apply.

How the Contract Works

The Contract basically works in two ways. First, the Contract can help you (we assume you are the Contract Owner) save for retirement because you can invest in up to 16 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.
Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payment” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any questions about how the Contract works.

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Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments) *

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn	0	1	2	3	4	5	6	7+
Applicable Charge	7%	7%	6%	6%	5%	4%	3%	0%
Annual Contract Maintenance Charge	$35.00**
Transfer Fee	$10.00***
* Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.
** We will waive this charge in certain cases. See “Expenses.”
*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)
Basic Contract

Mortality and Expense Risk Charge	1.00%
Administrative Expense Charge	0.10%
Total Variable Account Annual Expense	1.10%
With Enhanced Death Benefit Rider

Mortality and Expense Risk Charge	1.20%
Administrative Expense Charge	0.10%
Total Variable Account Annual Expense	1.30%
With Enhanced Death and Income Benefit Rider*

Mortality and Expense Risk Charge	1.40%
Administrative Expense Charge	0.10%
Total Variable Account Annual Expense	1.50%
With Enhanced Death and Income Benefit Rider II**

Mortality and Expense Risk Charge	1.50%
Administrative Expense Charge	0.10%
Total Variable Account Annual Expense	1.60%
* For contracts issued before July 27, 2000.
** For contracts issued on or after July 27, 2000.
Fund Annual Expenses
(as a percentage of Fund average daily net assets) (1)
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund’s fees and expenses appears in the prospectus for each Fund.

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ANNUAL FUND EXPENSES

	Minimum	Maximum
Total Annual Fund Operating Expenses (1) (expenses that are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.40%	1.14%
(1)    Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2017 .
EXPENSE EXAMPLE
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment, and

•	elect the Enhanced Death and Income Benefit Combination Rider II, which has the maximum optional benefit charge.

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Fund Operating Expenses as listed in the Expense Table, and these remain the same each year.*
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.

*	Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,014	$1,558	$2,123	$3,383
If you annuitize your annuity at the end of the applicable time period:	$314	$958	$1,623	$3,383
If you do not surrender your annuity:	$314	$958	$1,623	$3,383
Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account’s finances, please refer to the Variable Account’s financial statements contained in the Statement of Additional Information.

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The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 457-7617.

The Contract

CONTRACT OWNER
The AIM Lifetime PlusSM II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your Purchase Payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan you want to use to receive retirement income,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or Annuitant dies, and

•	any other rights that the Contract provides.
If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.
Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under certain retirement plans. Please consult with a tax advisor prior to making a request for a change of Contract Owner.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract.
ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

•	the youngest Contract Owner if living, otherwise

•	the youngest Beneficiary.
BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled “Death Benefits” for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.
You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as

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to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.
If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.
You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.
Purchases

MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state’s age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.
AUTOMATIC ADDITIONS PROGRAM
You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.
We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in Good Order.

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We will credit the initial Purchase Payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. (Mailing address: P.O. Box 758566, Topeka, KS 66675-8566). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. The amount you receive will be less applicable federal and state income tax withholding. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.
Contract Value

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

•	changes in the share price of the Fund in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described in the “Death Benefits” section of this prospectus.
You should refer to the prospectus for the Funds for a description of how the assets of each Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

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Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to up to 13 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.
For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617. Invesco Advisers, Inc. serves as the investment advisor to each Fund.

Series I shares:	Investment Objective:	Investment Advisor
Invesco V.I. American Franchise Fund – Series I	Long-term capital appreciation.	Invesco Advisers, Inc.*
Invesco V.I. Core Equity Fund – Series I (3)
Long-term growth of capital by focusing on growth/value anomalies – companies with above-average growth prospects that are trading at below-average valuations. The fund may act as a conservative cornerstone within a diversified portfolio.

Invesco V.I. Core Plus Bond Fund – Series I	Total return, comprised of current income and capital appreciation.
Invesco V.I. Equity and Income Portfolio – Series I	Current income and, secondarily, capital appreciation.
Invesco V.I. Government Money Market Fund – Series I	Provide current income consistent with preservation of capital and liquidity.
Invesco V.I. Government Securities Fund – Series I	Achieve total return, comprised of current income and capital appreciation by investing in U.S. government securities.
Invesco V.I. High Yield Fund – Series I	Total return comprised of current income and capital appreciation by investing primarily in publicly traded debt securities rated below investment grade.
Invesco V.I. International Growth Fund – Series I	Long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international companies with strong fundamentals and sustainable earnings growth.
Invesco V.I. Managed Volatility Fund – Series I
Targets a maximum annual volatility level of 10%. The fund will invest in equity and fixed income securities, and implement a derivatives overlay to help keep the fund's volatility at a level of 10% or less.

Invesco V.I. Mid Cap Core Equity Fund – Series I (2)	Long-term capital growth by investing in mid-size U.S. companies.
Invesco V.I. Mid Cap Growth Fund – Series I
Seeks capital growth by investing primarily in common stocks of mid-cap companies that management believes can generate sustainable growth in revenue, earnings and cash flow that is not fully reflected in investor expectations or equity valuations.

Invesco V.I. Technology Fund – Series I
Long-term capital growth by investing broadly across the technology universe, focusing on areas such as hardware, software, semiconductors, telecommunication equipment and services, medical technology, biotechnology and service-related companies in information technology.

Invesco V.I. Value Opportunities Fund – Series I (1)	Seeks long-term growth of capital by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.

(1)
Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(2)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3)
Effective December 23, 2016, the Invesco V.I. Core Equity Fund – Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in

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the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.
*The investment objective(s) of each Sub-Account may be changed by the Fund’s Board of Directors without shareholder approval.
 Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus, by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.
If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.
At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.
Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.
You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.
GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.
You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.
The Guarantee Periods may not be available in your state.
INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.
We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither

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predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-457-7617. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.
HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment	$10,000
Guarantee Period	5 years
Annual Interest Rate	4.50%

	End of Contract Year
	Year 1	Year 2	Year 3	Year 4	Year 5
Beginning Contract Value	$10,000.00
× (1 + Annual Interest Rate)	× 1.045
	$10,450.00
Contract Value at end of Contract Year		$10,450.00
× (1 + Annual Interest Rate)		× 1.045
		$10,920.25
Contract Value at end of Contract Year			$10,920.25
× (1 + Annual Interest Rate)			× 1.045
			$11,411.66
Contract Value at end of Contract Year				$11,411.66
× (1 + Annual Interest Rate)				× 1.045
				$11,925.19
Contract Value at end of Contract Year					$11,925.19
× (1 + Annual Interest Rate)					× 1.045
					$12,461.82
Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82-$10,000)
This example assumes no withdrawals during the entire 5-year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.
Renewals.     Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1)
Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2)
Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3)
Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4)
Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

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Market Value Adjustment.    All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30-day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the “Death Benefit Amount” section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

•	within the Free Withdrawal Amount as described in the “Expenses” section of this prospectus,

•	when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

•	to satisfy IRS minimum distribution rule for the Contract.
We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. “Treasury Rate” means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.
The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.
Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.
For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5-year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.
The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
If you transfer an amount from a Guarantee Period other than during the 30-day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.
We reserve the right to waive any transfer restrictions.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first

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6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.
TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.
We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

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•	whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Fund.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund’s prospectus for more complete information regarding the fees and charges associated with each Fund.
DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1)	You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2)	You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3)	You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.
AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.
We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Invesco V.I. Core Plus Bond Variable Sub-Account and 60% to be in the Invesco V.I. American Franchise Variable Sub-Account. Over

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the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Invesco V.I. Core Plus Bond Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Invesco V.I. Core Plus Bond Variable Sub-Account and use the money to buy more units in the Invesco V.I. American Franchise Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.
Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

•	total purchase payments equal $50,000 or more, or

•	all money is allocated to the Fixed Account Options, as of the Contract Anniversary.
After the Payout Start Date, we will waive this charge if:

•	as of the Payout Start Date, the Contract Value is $50,000 or more, or

•	all income payments are fixed amount income payments.
If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)).
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.
We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

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TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears in the “Expense Table” section of this prospectus, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.
If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.
We do not apply a Withdrawal Charge in the following situations:

•	on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•	the death of the Contract Owner or Annuitant (unless the settlement value is used);

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•	withdrawals that qualify for one of the waivers described below.
We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.
Confinement Waiver.    We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1.
you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2.
we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant’s stay at the long term care facility or hospital; and

3.	a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).
You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant’s immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant’s stay in a long term care facility.
Terminal Illness Waiver.    We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1.
you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2.	you claim this benefit and deliver adequate proof of diagnosis to us.
Unemployment Waiver.    We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1.	you or the Annuitant become unemployed at least one year after the Issue Date;

2.
you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

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3.	you or the Annuitant exercise this benefit within 180 days of your or the Annuitant’s initial receipt of unemployment compensation.
You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.
Please refer to your Contract for more detailed information about the terms and conditions of these waivers.
The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract.

Our status under the Code is briefly described in the “Taxes” section of this prospectus.
Other Expenses

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see the “Expense Table” section of this prospectus.
We receive compensation from Invesco Advisers, Inc., for administrative services we provide to the Funds. We collect this compensation under an agreement between us and Invesco Advisers, Inc., and is calculated based on percentages of the average assets allocated to each Fund.
Access to Your Money

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Plans” subsection in the “Income Payments” section of this prospectus.
The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.
You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

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You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.
In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.
If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.	An emergency exists as defined by the SEC; or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.
Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.
We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract’s value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.
Income Payments

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant’s 90th birthday, or the 10th Contract Anniversary, if later.

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You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Three Income Plans are available under the Contract. Each is available to provide:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
The three Income Plans are:
Income Plan 1 – Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 2 – Joint and Survivor Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 3 – Guaranteed Payments for a Specified Period (5 Years to 30 Years).    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.
The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.
If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.
Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.
We may make other Income Plans available. You may obtain information about them by writing or calling us.
You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income

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payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.
In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.
Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1)	adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2)	deducting any applicable premium tax; and

3)	applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.
We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.
Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1.	any Contract Owner dies or,

2.	the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

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We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution on death must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•	a certified copy of a death certificate; or

•	a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

•	any other proof acceptable to us.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.
Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment alternatives are subject to investment risk.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1)	the Contract Value as of the date we determine the death benefit, or

2)	the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3)	the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4)
the greatest of the Contract Values on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.
A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.
The “withdrawal adjustment” is equal to (a) divided by (b), with the result multiplied by (c), where:

(a)	is the withdrawal amount;

(b)	is the Contract Value immediately prior to the withdrawal; and

(c)	is the value of the applicable death benefit alternative immediately prior to the withdrawal.
If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1)	the Contract Value as of the date we determine the death benefit, or

2)	the Settlement Value.
We reserve the right to extend, on a non-discriminatory basis, the 180-day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.
A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.
ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or (5) the enhanced death benefit.

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If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.
The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.
The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.
Enhanced Death Benefit A.    The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.
Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under “Death Benefit Amount.”
In the absence of any withdrawals or Purchase Payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner’s or, if the Contract owner is not a living person, the oldest Annuitant’s, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.
Enhanced Death Benefit B.    The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under “Death Benefit Amount.” Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

•	we determine the death benefit, or

•	the first day of the month following the oldest Contract Owner’s or, if the Contract Owner is not a living person, the Annuitant’s, 85th birthday.
The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.
Enhanced Death and Income Benefit Combination Rider (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled “Enhanced Death and Income Benefit Combination Rider II”)
If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.
The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under “Enhanced Death Benefit Rider.”
The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.
The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

•	is on or after the tenth Contract Anniversary, and

•	is prior to the Annuitant’s age 90.
On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

•	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

•	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.

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Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)
If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.
The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under “Enhanced Death Benefit Rider.”
The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select (“Guaranteed Income Benefit”). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.
The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a Purchase Payment or withdrawal is made:

•
For Purchase Payments, Income Base A is equal to the most recently calculated Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

•	On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.
In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner’s or, if the Contract Owner is not a living individual, the Annuitant’s 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.
For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)	= withdrawal amount,

2)	= the Contract Value immediately prior to the withdrawal, and

3)	= the most recently calculated Income Base.
Please consult with your sales representative for information.
The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.
The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.
The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

•	is on or after the tenth Contract Anniversary,

•	is during the 30-day period following the Contract Anniversary.

•	is prior to the Annuitant’s 90th birthday.
The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.
If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.
If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the enhanced income benefit may not be appropriate. No Market Value Adjustment will be applied to the enhanced

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income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

•	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

•	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
Neither of the Enhanced Death and Income Benefit Combination Rider’s benefits are available under a Contract that is continued by a surviving spouse.
After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.
We may discontinue offering these options at any time.
If your Contract is qualified under Section 408 of the Code , we will refund the greater of any Purchase Payments or the Contract Value.
DEATH BENEFIT PAYMENTS
If the new Owner is your spouse, the new Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

•	The life of the new Owner; or

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

•	over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.
If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

•
On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

•	transfer all or a portion of the excess among the Variable Sub-Accounts;

•	transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

•	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.
Only one spousal continuation is allowed under this Contract.
If the new Owner is not your spouse but is a living person, the new Owner may:

1.	elect to receive the death benefit in a lump sum, or

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2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

•	the life of the new Owner; or

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

•	over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.
If the new Owner does not elect one of the above options, then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the Transfers section during this 5-year period.
No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.
If the new Owner dies prior to receiving all of the Contract Value, then the new Owner’s named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
We reserve the right to offer additional options upon Death of Owner.
If the new Owner is a corporation, trust, or other non-living person:

(a)	The new Owner may elect to receive the death benefit in a lump sum; or

(b)
If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the Transfers provision during this 5-year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Owner.
If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.
Death of Annuitant
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

(a)	The Contract Owner may elect to receive the death benefit in a lump sum; or

(b)
If the Contract Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the Transfers provision during this 5-year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Owner.

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More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company (“Glenbrook”) issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook’s assets and became directly liable for Glenbrook’s liabilities and obligations with respect to all contracts issued by Glenbrook.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds (the “Consolidation”). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE FUNDS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

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We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Funds.    If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in underlying funds. We will notify you in advance of any change.
Conflicts of Interest.    The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds’ board of trustees may require a separate account to withdraw its participation in a Fund. A Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
Distribution.     Allstate Distributors, LLC (“ADLLC”), located at 3075 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life.
ADLLC is a registered broker dealer under the Securities Exchange Act of 1934, as amended (“Exchange Act”), and is a member of the Financial Industry Regulatory Authority (FINRA).
We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).
Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.
Allstate Life does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for any liability to Contract owners arising out of services rendered or Contracts issued.
Administration.   We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2017 , consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; Donnelley Financial Solutions, Inc. (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601 ; Stacks LLC (f/k/a Jayhawk File Express, LLC) (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; TierPoint, LLC (f/k/a Co- Sentry.net, LLC) (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (f/k/a Convey Compliance Systems, Inc.) (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

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•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.
NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a tax adviser.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account, and may impose a charge against the Variable Account in order to make provision for such taxes.

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TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.  Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.

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Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Partial Annuitization.   An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the code. We do not currently permit partial annuitization.
Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.
Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified

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adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will

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automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

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•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of

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withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

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Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. However, recharacterizations of 2017 Roth IRA conversions may be allowed up until October 15, 2018. You should consult with your tax adviser before making such a recharacterization. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek tax advice .
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek tax and legal advice . SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your tax advisor .
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

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These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification . After August 24, 2016, you may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a new self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

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Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Annual Reports and Other Documents

Allstate Life’s annual report on Form 10-K for the year ended December 31, 2017 , is incorporated herein by reference, which means that it is legally a part of this prospectus.
All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.
Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.
We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K electronically on the SEC’s “EDGAR” system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC’s Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC’s Public Reference Room, call 1-202-551-8090.
If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758567, Topeka, KS 66675-8565 (telephone: 1-800-457-7617).

39

Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
Purchase of Contracts
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Premium Taxes
Tax Reserves
Experts
Financial Statements
Appendix A – Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

40

APPENDIX A – ACCUMULATION UNIT VALUES
Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts; for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown. The Statement of Additional Information, which is available upon request without charge, contains the
Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Accumulation unit value: unit of measure used to calculate the value or a Contract Owner’s interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

AIM LIFETIME PLUS II VARIABLE ANNUITY - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
BASIC POLICY
Mortality & Expense = 1.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series I
2011	$10.00000	$10.42258	80,542
2012	$10.42258	$11.72368	533,268
2013	$11.72368	$16.24953	446,107
2014	$16.24953	$17.42816	404,659
2015	$17.42816	$18.10055	336,543
2016	$18.10055	$18.30906	315,864
2017	$18.30906	$23.06074	290,567
Invesco V.I. Basic Balanced Fund - Series I
2008	$12.78300	$7.79791	419,104
2009	$7.79791	$10.32277	337,202
2010	$10.32277	$11.03313	234,270
2011	$11.03313	$11.72809	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$13.37700	$7.60853	1,205,363
2009	$7.60853	$9.11154	979,716
2010	$9.11154	$10.40780	725,970
2011	$10.40780	$9.47984	611,641
2012	$9.47984	$10.90574	0
Invesco V.I. Capital Development Fund - Series I
2008	$20.26100	$10.61540	109,986
2009	$10.61540	$14.94792	83,857
2010	$14.94792	$17.56078	69,147
2011	$17.56078	$16.12553	55,455
2012	$16.12553	$18.31367	0
Invesco V.I. Core Equity Fund - Series I
2008	$14.24600	$9.84306	1,246,840
2009	$9.84306	$12.49029	1,040,842
2010	$12.49029	$13.53418	774,244
2011	$13.53418	$13.37795	636,953
2012	$13.37795	$15.06805	528,523
2013	$15.06805	$19.26233	447,331
2014	$19.26233	$20.60359	402,251
2015	$20.60359	$19.20235	331,947
2016	$19.20235	$20.94224	299,252
2017	$20.94224	$23.44279	283,314
Invesco V.I. Core Plus Bond Fund - Series I
2008	$11.74400	$9.78787	117,899
2009	$9.78787	$10.75327	107,717
2010	$10.75327	$11.70431	87,964
2011	$11.70431	$12.38938	74,693
2012	$12.38938	$13.56598	71,769
2013	$13.56598	$13.42440	62,945
2014	$13.42440	$14.34332	56,222
2015	$14.34332	$14.13408	43,546
2016	$14.13408	$14.91060	40,005
2017	$14.91060	$15.68334	37,372

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$10.71843	160,618
2012	$10.71843	$11.93409	141,548
2013	$11.93409	$14.77607	128,801
2014	$14.77607	$15.93475	115,865
2015	$15.93475	$15.39892	96,979
2016	$15.39892	$17.53458	89,375
2017	$17.53458	$19.25647	76,091
Invesco V.I. Government Money Market Fund - Series I
2008	$12.17300	$12.28608	338,250
2009	$12.28608	$12.16480	269,926
2010	$12.16480	$12.05280	234,888
2011	$12.05280	$11.92722	175,652
2012	$11.92722	$11.79951	127,537
2013	$11.79951	$11.67442	124,926
2014	$11.67442	$11.54822	61,965
2015	$11.54822	$11.42313	57,972
2016	$11.42313	$11.30930	44,839
2017	$11.30930	$11.24889	41,037
Invesco V.I. Government Securities Fund - Series I
2008	$13.86900	$15.40603	235,349
2009	$15.40603	$15.23574	162,638
2010	$15.23574	$15.88305	108,452
2011	$15.88305	$16.95224	81,668
2012	$16.95224	$17.18136	91,313
2013	$17.18136	$16.54789	66,771
2014	$16.54789	$17.04394	61,364
2015	$17.04394	$16.91562	59,898
2016	$16.91562	$16.93663	54,580
2017	$16.93663	$17.07958	48,041
Invesco V.I. High Yield Fund - Series I
2008	$10.82500	$7.95579	153,141
2009	$7.95579	$12.02256	130,914
2010	$12.02256	$13.50510	86,926
2011	$13.50510	$13.48619	59,103
2012	$13.48619	$15.62898	58,765
2013	$15.62898	$16.54132	45,222
2014	$16.54132	$16.64281	43,274
2015	$16.64281	$15.93957	37,517
2016	$15.93957	$17.53337	35,541
2017	$17.53337	$18.43460	28,739
Invesco V.I. International Growth Fund - Series I
2008	$17.90000	$10.55500	327,818
2009	$10.55500	$14.11869	234,493
2010	$14.11869	$15.76058	173,806
2011	$15.76058	$14.53761	144,978
2012	$14.53761	$16.61148	118,877
2013	$16.61148	$19.55365	112,389
2014	$19.55365	$19.40383	91,395
2015	$19.40383	$18.74184	84,330
2016	$18.74184	$18.45365	74,971
2017	$18.45365	$22.45082	64,400

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Large Cap Growth Fund - Series I
2008	$12.70200	$7.75285	194,973
2009	$7.75285	$9.66113	160,457
2010	$9.66113	$11.20427	109,491
2011	$11.20427	$12.16874	0
Invesco V.I. Managed Volatility Fund - Series I
2008	$20.97600	$14.03362	65,898
2009	$14.03362	$15.95234	53,281
2010	$15.95234	$16.77186	42,793
2011	$16.77186	$19.31727	28,098
2012	$19.31727	$19.79435	28,671
2013	$19.79435	$21.68372	26,007
2014	$21.68372	$25.85777	27,777
2015	$25.85777	$25.02455	23,797
2016	$25.02455	$27.37885	21,906
2017	$27.37885	$29.93931	17,900
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$17.97600	$12.70895	83,473
2009	$12.70895	$16.36758	68,285
2010	$16.36758	$18.47328	49,519
2011	$18.47328	$17.10621	38,009
2012	$17.10621	$18.77208	31,691
2013	$18.77208	$23.91668	28,678
2014	$23.91668	$24.70396	26,877
2015	$24.70396	$23.44942	22,420
2016	$23.44942	$26.30945	20,285
2017	$26.30945	$29.90462	19,791
Invesco V.I. Mid Cap Growth Fund - Series I
2012	$10.00000	$17.86426	34,892
2013	$17.86426	$24.20898	31,371
2014	$24.20898	$25.86853	30,535
2015	$25.86853	$25.89415	31,315
2016	$25.89415	$25.80517	29,386
2017	$25.80517	$31.26427	28,115
Invesco V.I. Technology Fund - Series I
2008	$13.07700	$7.17771	51,185
2009	$7.17771	$11.17409	41,211
2010	$11.17409	$13.40654	31,743
2011	$13.40654	$12.58997	27,162
2012	$12.58997	$13.85643	24,291
2013	$13.85643	$17.15083	23,599
2014	$17.15083	$18.83793	22,742
2015	$18.83793	$19.90157	19,668
2016	$19.90157	$19.53558	17,148
2017	$19.53558	$26.11102	15,314
Invesco V.I. Value Opportunities Fund - Series I
2008	$14.73800	$7.03044	177,453
2009	$7.03044	$10.29137	120,929
2010	$10.29137	$10.92712	92,822
2011	$10.92712	$10.47820	75,835
2012	$10.47820	$12.19799	62,240
2013	$12.19799	$16.13702	53,418
2014	$16.13702	$17.01686	54,361
2015	$17.01686	$15.07947	44,589
2016	$15.07947	$17.64970	40,652
2017	$17.64970	$20.50130	33,197
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%.

AIM LIFETIME PLUS II VARIABLE ANNUITY - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
(available with Contracts purchased before July 27, 2000)
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series I
2011	$10.00000	$10.19332	64,802
2012	$10.19332	$11.41992	529,886
2013	$11.41992	$15.76536	470,652
2014	$15.76536	$16.84136	433,783
2015	$16.84136	$17.42126	387,340
2016	$17.42126	$17.55181	359,766
2017	$17.55181	$22.01903	327,556
Invesco V.I. Basic Balanced Fund - Series I
2008	$12.30200	$7.47466	364,067
2009	$7.47466	$9.85538	260,773
2010	$9.85538	$10.49155	209,959
2011	$10.49155	$11.13786	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$12.87400	$7.29307	1,210,839
2009	$7.29307	$8.69891	939,352
2010	$8.69891	$9.89684	707,921
2011	$9.89684	$8.97851	608,054
2012	$8.97851	$10.31560	0
Invesco V.I. Capital Development Fund - Series I
2008	$19.49900	$10.17531	156,807
2009	$10.17531	$14.27104	105,585
2010	$14.27104	$16.69873	91,423
2011	$16.69873	$15.27280	82,457
2012	$15.27280	$17.32271	0
Invesco V.I. Core Equity Fund - Series I
2008	$13.71000	$9.43503	1,466,301
2009	$9.43503	$11.92471	1,159,539
2010	$11.92471	$12.86978	884,198
2011	$12.86978	$12.67055	775,817
2012	$12.67055	$14.21416	706,446
2013	$14.21416	$18.09827	647,030
2014	$18.09827	$19.28118	591,131
2015	$19.28118	$17.89811	541,531
2016	$17.89811	$19.44213	475,945
2017	$19.44213	$21.67697	401,068
Invesco V.I. Core Plus Bond Fund - Series I
2008	$11.30200	$9.38227	193,554
2009	$9.38227	$10.26653	166,253
2010	$10.26653	$11.12993	117,914
2011	$11.12993	$11.73450	130,627
2012	$11.73450	$12.79749	137,382
2013	$12.79749	$12.61337	113,953
2014	$12.61337	$13.42300	105,222
2015	$13.42300	$13.17438	79,471
2016	$13.17438	$13.84286	74,592
2017	$13.84286	$14.50231	64,719

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$10.15168	184,412
2012	$10.15168	$11.25784	173,135
2013	$11.25784	$13.88316	181,175
2014	$13.88316	$14.91206	180,279
2015	$14.91206	$14.35308	155,045
2016	$14.35308	$16.27866	147,042
2017	$16.27866	$17.80608	141,762
Invesco V.I. Government Money Market Fund - Series I
2008	$11.71500	$11.77695	267,223
2009	$11.77695	$11.61414	211,099
2010	$11.61414	$11.46127	181,261
2011	$11.46127	$11.29669	142,411
2012	$11.29669	$11.13099	141,640
2013	$11.13099	$10.96902	121,246
2014	$10.96902	$10.80712	48,022
2015	$10.80712	$10.64738	49,152
2016	$10.64738	$10.49931	42,176
2017	$10.49931	$10.40165	35,328
Invesco V.I. Government Securities Fund - Series I
2008	$13.34800	$14.76766	194,032
2009	$14.76766	$14.54614	153,129
2010	$14.54614	$15.10364	106,174
2011	$15.10364	$16.05619	97,270
2012	$16.05619	$16.20807	78,282
2013	$16.20807	$15.54815	64,611
2014	$15.54815	$15.95031	53,003
2015	$15.95031	$15.76702	48,287
2016	$15.76702	$15.72374	47,554
2017	$15.72374	$15.79334	38,410
Invesco V.I. High Yield Fund - Series I
2008	$10.41800	$7.62610	96,571
2009	$7.62610	$11.47841	80,005
2010	$11.47841	$12.84240	63,993
2011	$12.84240	$12.77336	55,464
2012	$12.77336	$14.74366	61,623
2013	$14.74366	$15.54203	51,801
2014	$15.54203	$15.57496	39,638
2015	$15.57496	$14.85728	36,377
2016	$14.85728	$16.27781	33,453
2017	$16.27781	$17.04639	30,144
Invesco V.I. International Growth Fund - Series I
2008	$17.22700	$10.11756	386,904
2009	$10.11756	$13.47956	306,544
2010	$13.47956	$14.98712	250,558
2011	$14.98712	$13.76905	204,869
2012	$13.76905	$15.67035	193,468
2013	$15.67035	$18.37223	181,321
2014	$18.37223	$18.15866	169,447
2015	$18.15866	$17.46909	150,629
2016	$17.46909	$17.13198	144,785
2017	$17.13198	$20.75995	137,200

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Large Cap Growth Fund - Series I
2008	$12.62300	$7.67375	111,266
2009	$7.67375	$9.52441	100,613
2010	$9.52441	$11.00167	80,890
2011	$11.00167	$11.93312	0
Invesco V.I. Managed Volatility Fund - Series I
2008	$20.67000	$13.77351	97,124
2009	$13.77351	$15.59418	81,145
2010	$15.59418	$16.32988	65,214
2011	$16.32988	$18.73332	62,374
2012	$18.73332	$19.11916	53,780
2013	$19.11916	$20.86047	45,920
2014	$20.86047	$24.77679	46,649
2015	$24.77679	$23.88266	46,685
2016	$23.88266	$26.02552	44,761
2017	$26.02552	$28.34615	44,378
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$17.53300	$12.34570	165,965
2009	$12.34570	$15.83628	119,257
2010	$15.83628	$17.80233	99,457
2011	$17.80233	$16.41921	81,550
2012	$16.41921	$17.94606	73,217
2013	$17.94606	$22.77308	70,324
2014	$22.77308	$23.42878	66,125
2015	$23.42878	$22.15019	58,006
2016	$22.15019	$24.75283	50,075
2017	$24.75283	$28.02333	48,255
Invesco V.I. Mid Cap Growth Fund - Series I
2012	$10.00000	$16.85187	77,294
2013	$16.85187	$22.74593	72,751
2014	$22.74593	$24.20811	72,093
2015	$24.20811	$24.13532	64,813
2016	$24.13532	$23.95660	58,890
2017	$23.95660	$28.90917	51,640
Invesco V.I. Technology Fund - Series I
2008	$12.88600	$7.04459	76,321
2009	$7.04459	$10.92308	69,059
2010	$10.92308	$13.05313	55,809
2011	$13.05313	$12.20923	45,681
2012	$12.20923	$13.38362	44,030
2013	$13.38362	$16.49949	41,170
2014	$16.49949	$18.05019	40,617
2015	$18.05019	$18.99322	29,103
2016	$18.99322	$18.56972	27,789
2017	$18.56972	$24.72136	26,564
Invesco V.I. Value Opportunities Fund - Series I
2008	$14.37400	$6.82939	235,907
2009	$6.82939	$9.95715	170,060
2010	$9.95715	$10.53008	118,098
2011	$10.53008	$10.05722	99,167
2012	$10.05722	$11.66107	81,036
2013	$11.66107	$15.36517	76,812
2014	$15.36517	$16.13823	72,227
2015	$16.13823	$14.24375	62,531
2016	$14.24375	$16.60515	56,407
2017	$16.60515	$19.21124	54,442
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

AIM LIFETIME PLUS II VARIABLE ANNUITY - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
(available with Contracts purchased on or after July 27, 2000)
Mortality & Expense = 1.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series I
2011	$10.00000	$10.13679	99,480
2012	$10.13679	$11.34522	241,688
2013	$11.34522	$15.64660	220,761
2014	$15.64660	$16.69780	202,460
2015	$16.69780	$17.25550	183,072
2016	$17.25550	$17.36747	170,141
2017	$17.36747	$21.76607	160,634
Invesco V.I. Basic Balanced Fund - Series I
2008	$12.21100	$7.41215	214,660
2009	$7.41215	$9.76319	192,840
2010	$9.76319	$10.38303	189,610
2011	$10.38303	$11.01906	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$12.77900	$7.23209	353,594
2009	$7.23209	$8.61755	314,616
2010	$8.61755	$9.79448	268,635
2011	$9.79448	$8.87679	233,262
2012	$8.87679	$10.19541	0
Invesco V.I. Capital Development Fund - Series I
2008	$19.35600	$10.09022	45,866
2009	$10.09022	$14.13756	39,911
2010	$14.13756	$16.52602	29,286
2011	$16.52602	$15.09975	28,388
2012	$15.09975	$17.12088	0
Invesco V.I. Core Equity Fund - Series I
2008	$13.60900	$9.35615	353,103
2009	$9.35615	$11.81320	305,370
2010	$11.81320	$12.73669	260,106
2011	$12.73669	$12.52701	234,718
2012	$12.52701	$14.03907	205,213
2013	$14.03907	$17.85747	179,117
2014	$17.85747	$19.00563	149,147
2015	$19.00563	$17.62467	141,810
2016	$17.62467	$19.12602	133,173
2017	$19.12602	$21.30328	120,213
Invesco V.I. Core Plus Bond Fund - Series I
2008	$11.21900	$9.30384	53,838
2009	$9.30384	$10.17054	51,685
2010	$10.17054	$11.01485	51,626
2011	$11.01485	$11.60159	62,613
2012	$11.60159	$12.63988	58,053
2013	$12.63988	$12.44558	44,448
2014	$12.44558	$13.23120	36,602
2015	$13.23120	$12.97314	35,611
2016	$12.97314	$13.61782	35,022
2017	$13.61782	$14.25233	34,265

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$10.03665	156,566
2012	$10.03665	$11.11911	143,516
2013	$11.11911	$13.69837	128,505
2014	$13.69837	$14.69888	111,996
2015	$14.69888	$14.13373	77,239
2016	$14.13373	$16.01390	71,987
2017	$16.01390	$17.49903	66,543
Invesco V.I. Government Money Market Fund - Series I
2008	$11.62900	$11.67851	135,380
2009	$11.67851	$11.50554	67,297
2010	$11.50554	$11.34276	80,818
2011	$11.34276	$11.16874	67,514
2012	$11.16874	$10.99389	57,472
2013	$10.99389	$10.82308	42,148
2014	$10.82308	$10.65269	32,677
2015	$10.65269	$10.48473	35,826
2016	$10.48473	$10.32861	27,241
2017	$10.32861	$10.22234	24,089
Invesco V.I. Government Securities Fund - Series I
2008	$13.25000	$14.64426	221,935
2009	$14.64426	$14.41017	77,038
2010	$14.41017	$14.94750	59,334
2011	$14.94750	$15.87438	52,462
2012	$15.87438	$16.00848	46,228
2013	$16.00848	$15.34134	28,901
2014	$15.34134	$15.72242	25,369
2015	$15.72242	$15.52621	24,395
2016	$15.52621	$15.46817	23,351
2017	$15.46817	$15.52114	21,685
Invesco V.I. High Yield Fund - Series I
2008	$10.34200	$7.56235	43,026
2009	$7.56235	$11.37108	42,742
2010	$11.37108	$12.70962	32,400
2011	$12.70962	$12.62868	25,228
2012	$12.62868	$14.56207	29,785
2013	$14.56207	$15.33527	20,511
2014	$15.33527	$15.35240	17,851
2015	$15.35240	$14.63033	15,180
2016	$14.63033	$16.01320	14,880
2017	$16.01320	$16.75259	12,310
Invesco V.I. International Growth Fund - Series I
2008	$17.10000	$10.03295	97,042
2009	$10.03295	$13.35347	86,531
2010	$13.35347	$14.83212	76,256
2011	$14.83212	$13.61304	77,338
2012	$13.61304	$15.47728	52,296
2013	$15.47728	$18.12774	49,987
2014	$18.12774	$17.89909	47,672
2015	$17.89909	$17.20216	36,633
2016	$17.20216	$16.85338	31,922
2017	$16.85338	$20.40202	29,560

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Large Cap Growth Fund - Series I
2008	$12.60300	$7.65410	152,922
2009	$7.65410	$9.49053	123,936
2010	$9.49053	$10.95159	107,603
2011	$10.95159	$11.87494	0
Invesco V.I. Managed Volatility Fund - Series I
2008	$20.59300	$13.70858	25,791
2009	$13.70858	$15.50515	20,580
2010	$15.50515	$16.22045	16,369
2011	$16.22045	$18.58924	16,715
2012	$18.58924	$18.95309	19,529
2013	$18.95309	$20.65861	16,322
2014	$20.65861	$24.51253	15,831
2015	$24.51253	$23.60432	14,575
2016	$23.60432	$25.69658	14,064
2017	$25.69658	$27.96001	13,164
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$17.42400	$12.25650	46,432
2009	$12.25650	$15.70615	38,963
2010	$15.70615	$17.63840	32,425
2011	$17.63840	$16.25179	30,631
2012	$16.25179	$17.74529	28,563
2013	$17.74529	$22.49581	12,902
2014	$22.49581	$23.12039	12,643
2015	$23.12039	$21.83677	12,130
2016	$21.83677	$24.37828	11,518
2017	$24.37828	$27.57179	9,610
Invesco V.I. Mid Cap Growth Fund - Series I
2012	$10.00000	$16.64424	24,892
2013	$16.64424	$22.44323	25,587
2014	$22.44323	$23.86206	22,633
2015	$23.86206	$23.76654	17,775
2016	$23.76654	$23.56703	15,179
2017	$23.56703	$28.41073	12,896
Invesco V.I. Technology Fund - Series I
2008	$12.84000	$7.01215	20,192
2009	$7.01215	$10.86192	39,055
2010	$10.86192	$12.96710	16,053
2011	$12.96710	$12.11666	20,991
2012	$12.11666	$13.26883	16,812
2013	$13.26883	$16.34164	17,010
2014	$16.34164	$17.85964	16,633
2015	$17.85964	$18.77392	15,709
2016	$18.77392	$18.33701	10,366
2017	$18.33701	$24.38725	10,013
Invesco V.I. Value Opportunities Fund - Series I
2008	$14.28500	$6.78003	135,804
2009	$6.78003	$9.87530	91,192
2010	$9.87530	$10.43310	83,844
2011	$10.43310	$9.95466	90,281
2012	$9.95466	$11.53060	64,541
2013	$11.53060	$15.17809	62,698
2014	$15.17809	$15.92579	56,810
2015	$15.92579	$14.04220	54,196
2016	$14.04220	$16.35387	45,690
2017	$16.35387	$18.90167	42,298
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

Appendix B Market Value Adjustment

The Market Value Adjustment is based on the following:

I	=	the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

N	=	the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period.

J	=
the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. “Treasury Rate” means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:
.9 × (I - J) × N
To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

B-1

Examples of Market Value Adjustment

Purchase Payment:	$10,000 allocated to a Guarantee Period
Guarantee Period:	5 years
Guaranteed Interest Rate:	4.50%
5 Year Treasury Rate (at the time the Guarantee Period was established):	4.50%
Full Surrender:	End of Contract Year 3
NOTE: These examples assume that premium taxes are not applicable.

Example 1 (Assume Declining Interest Rates)
Step 1. Calculate Contract Value at End of Contract Year 3:	$10,000.00 × (1.045)3 = $11,411.66
Step 2. Calculate the Free Withdrawal Amount:	.15% × $10,000.00 × (1.045)2 = $1,638.04
Step 3. Calculate the Withdrawal Charge:	.06 × ($10,000.00 – $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:	I	=	4.50%
	J	=	4.20%
	N	=	730 DAYS	= 2
365
Market Value Adjustment Factor: .9 × (I – J) × N
	=	.9 × (.045 - .042) × (2) = .0054
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject to Market Value Adjustment:
	=	.0054 × ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the amount received by a Contract Owner as a result of full withdrawal at the end of Contract Year 3:		$11,411.66 - $501.72 + $52.78 = $10,962.72

Example 2: (Assumes Rising Interest Rates)
Step 1. Calculate Contract Value at End of Contract Year 3:	$10,000.00 × (1.045)3 = $11,411.66
Step 2. Calculate the Free Withdrawal Amount:	15% × $10,000.00 × (1.045)2 = $1,638.04
Step 3. Calculate the Withdrawal Charge:	.06 × ($10,000.00 – $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:	I	=	4.50%
	J	=	4.80%
	N	=	730 DAYS	= 2
365
Market Value Adjustment Factor: .9 × (I – J) × N
	=	.9 × (.045 - .048) × (2) = –.0054
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject to Market Value Adjustment:
	=	–.0054 × ($11,411.66 - $1,638.04) = –$52.78
Step 5. Calculate the amount received by a Contract Owner as a result of full withdrawal at the end of Contract Year 3:		$11,411.66 - $501.72 - $52.78 = $10,857.16

B-2

AIMPROS

AIM Lifetime Plus II Variable Annuity
Statement of Additional Information
Dated April 30, 2018
Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I Post Office Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 30, 2018 , for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.
Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACT
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, LLC ("ADLLC"), distributes the Contracts. ADLLC is an affiliate of Allstate Life.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)	is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.
CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

3

GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.
The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds prospectuses for a more complete description of the custodian of the Funds.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.
TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

4

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2017 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

A-1

AIM LIFETIME PLUS II VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER
Mortality & Expense = 1.20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series I
2011	$10.00000	$10.30732	176,115
2012	$10.30732	$11.57082	971,670
2013	$11.57082	$16.00565	888,426
2014	$16.00565	$17.13230	784,322
2015	$17.13230	$17.75771	670,660
2016	$17.75771	$17.92649	582,136
2017	$17.92649	$22.53394	485,643
Invesco V.I. Basic Balanced Fund - Series I
2008	$12.54000	$7.63459	748,018
2009	$7.63459	$10.08639	659,714
2010	$10.08639	$10.75895	572,806
2011	$10.75895	$11.42918	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$13.12300	$7.44913	1,671,256
2009	$7.44913	$8.90284	1,460,217
2010	$8.90284	$10.14910	1,261,616
2011	$10.14910	$9.22577	1,041,525
2012	$9.22577	$10.60656	0
Invesco V.I. Capital Development Fund - Series I
2008	$19.87600	$10.39303	245,892
2009	$10.39303	$14.60557	234,517
2010	$14.60557	$17.12434	215,313
2011	$17.12434	$15.69339	160,727
2012	$15.69339	$17.81132	0
Invesco V.I. Core Equity Fund - Series I
2008	$13.97600	$9.63687	2,344,521
2009	$9.63687	$12.20422	2,022,148
2010	$12.20422	$13.19779	1,765,857
2011	$13.19779	$13.01943	1,457,192
2012	$13.01943	$14.63487	1,289,240
2013	$14.63487	$18.67122	1,152,048
2014	$18.67122	$19.93142	1,024,979
2015	$19.93142	$18.53876	869,313
2016	$18.53876	$20.17825	769,073
2017	$20.17825	$22.54261	640,221
Invesco V.I. Core Plus Bond Fund - Series I
2008	$11.52100	$9.58291	284,247
2009	$9.58291	$10.50707	261,252
2010	$10.50707	$11.41349	205,139
2011	$11.41349	$12.05747	182,724
2012	$12.05747	$13.17612	176,801
2013	$13.17612	$13.01256	156,428
2014	$13.01256	$13.87551	137,150
2015	$13.87551	$13.64577	111,497
2016	$13.64577	$14.36680	96,405
2017	$14.36680	$15.08126	90,702

A-2

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$10.43123	443,000
2012	$10.43123	$11.59106	400,135
2013	$11.59106	$14.32270	338,840
2014	$14.32270	$15.41497	286,534
2015	$15.41497	$14.86685	237,473
2016	$14.86685	$16.89500	225,559
2017	$16.89500	$18.51713	180,699
Invesco V.I. Government Money Market Fund - Series I
2008	$11.94200	$12.02882	574,872
2009	$12.02882	$11.88628	382,664
2010	$11.88628	$11.75332	333,521
2011	$11.75332	$11.60769	304,152
2012	$11.60769	$11.46040	219,771
2013	$11.46040	$11.31625	146,020
2014	$11.31625	$11.17155	115,864
2015	$11.17155	$11.02846	84,596
2016	$11.02846	$10.89679	58,235
2017	$10.89679	$10.81699	53,968
Invesco V.I. Government Securities Fund - Series I
2008	$13.60600	$15.08346	395,980
2009	$15.08346	$14.88694	343,466
2010	$14.88694	$15.48844	315,341
2011	$15.48844	$16.49814	269,326
2012	$16.49814	$16.68764	243,224
2013	$16.68764	$16.04025	211,227
2014	$16.04025	$16.48808	164,974
2015	$16.48808	$16.33124	134,134
2016	$16.33124	$16.31895	119,602
2017	$16.31895	$16.42390	111,577
Invesco V.I. High Yield Fund - Series I
2008	$10.62000	$7.78922	226,537
2009	$7.78922	$11.74737	189,596
2010	$11.74737	$13.16962	168,632
2011	$13.16962	$13.12498	179,125
2012	$13.12498	$15.17992	161,148
2013	$15.17992	$16.03395	117,631
2014	$16.03395	$16.10010	97,571
2015	$16.10010	$15.38898	75,799
2016	$15.38898	$16.89400	65,716
2017	$16.89400	$17.72700	51,396
Invesco V.I. International Growth Fund - Series I
2008	$17.56000	$10.33397	518,261
2009	$10.33397	$13.79542	459,490
2010	$13.79542	$15.36899	413,510
2011	$15.36899	$14.14813	376,254
2012	$14.14813	$16.13408	332,841
2013	$16.13408	$18.95377	298,054
2014	$18.95377	$18.77096	267,154
2015	$18.77096	$18.09431	232,522
2016	$18.09431	$17.78058	197,334
2017	$17.78058	$21.58890	180,181

A-3

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Large Cap Growth Fund - Series I
2008	$12.66200	$7.71319	256,730
2009	$7.71319	$9.59253	237,330
2010	$9.59253	$11.10252	205,728
2011	$11.10252	$12.05037	0
Invesco V.I. Managed Volatility Fund - Series I
2008	$20.82200	$13.90286	147,394
2009	$13.90286	$15.77214	131,959
2010	$15.77214	$16.54929	124,395
2011	$16.54929	$19.02294	109,440
2012	$19.02294	$19.45370	99,798
2013	$19.45370	$21.26799	91,372
2014	$21.26799	$25.31138	87,370
2015	$25.31138	$24.44682	77,013
2016	$24.44682	$26.69349	55,798
2017	$26.69349	$29.13173	50,722
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$17.75300	$12.52601	219,833
2009	$12.52601	$16.09976	193,458
2010	$16.09976	$18.13471	176,880
2011	$18.13471	$16.75922	148,780
2012	$16.75922	$18.35446	136,209
2013	$18.35446	$23.33793	120,132
2014	$23.33793	$24.05798	113,408
2015	$24.05798	$22.79061	105,583
2016	$22.79061	$25.51936	85,730
2017	$25.51936	$28.94878	74,910
Invesco V.I. Mid Cap Growth Fund - Series I
2012	$10.00000	$17.35070	143,323
2013	$17.35070	$23.46607	137,327
2014	$23.46607	$25.02456	124,354
2015	$25.02456	$24.99928	117,988
2016	$24.99928	$24.86372	78,083
2017	$24.86372	$30.06368	69,782
Invesco V.I. Technology Fund - Series I
2008	$12.98200	$7.11107	69,172
2009	$7.11107	$11.04823	65,689
2010	$11.04823	$13.22910	52,210
2011	$13.22910	$12.39855	46,021
2012	$12.39855	$13.61844	48,015
2013	$13.61844	$16.82259	56,558
2014	$16.82259	$18.44049	50,615
2015	$18.44049	$19.44276	47,032
2016	$19.44276	$19.04718	43,873
2017	$19.04718	$25.40757	38,537
Invesco V.I. Value Opportunities Fund - Series I
2008	$14.55500	$6.92919	356,941
2009	$6.92919	$10.12289	329,379
2010	$10.12289	$10.72677	279,117
2011	$10.72677	$10.26558	225,500
2012	$10.26558	$11.92653	187,719
2013	$11.92653	$15.74640	181,732
2014	$15.74640	$16.57176	161,539
2015	$16.57176	$14.65570	148,355
2016	$14.65570	$17.11949	127,286
2017	$17.11949	$19.84583	116,656
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%.

A-4

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2017 and for
the years ended December 31, 2017 and 2016 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Allstate Life Insurance Company and Contractholders of
Allstate Financial Advisors Separate Account I:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the “Account”) as of December 31, 2017, and the related statements of operations for the year or the period then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights presented in Note 7 for each of the periods presented. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 as of December 31, 2017, the results of their operations for the year or period then ended, the changes in its net assets for each of the periods presented in the two years then ended, and the financial highlights as presented in Note 7 for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on each of the individual sub-account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Chicago, Illinois
March 30, 2018

We have served as the auditor of Allstate Life Insurance Company (the sponsor company) since 2001.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond
ASSETS
Investments, at fair value	$4,015,244	$2,210,529	$6,947,330	$4,105	$97,932	$75,593
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$4,015,244	$2,210,529	$6,947,330	$4,105	$97,932	$75,593

NET ASSETS
Units	$4,015,244	$2,210,529	$6,947,330	$4,105	$97,932	$75,593
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,015,244	$2,210,529	$6,947,330	$4,105	$97,932	$75,593

FUND SHARE INFORMATION
Number of shares	265,558	117,207	385,107	293	9,118	5,542
Cost of investments	$2,994,330	$1,296,765	$3,976,972	$2,950	$99,350	$67,129
UNIT VALUE (1)
Lowest	$11.00	$14.38	$13.51	$11.61	$9.33	$11.53
Highest	$17.00	$21.50	$19.82	$13.19	$11.82	$14.52

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investments, at fair value	$349,412	$312,631	$56,748	$50,090	$650,072	$109,368
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$349,412	$312,631	$56,748	$50,090	$650,072	$109,368

NET ASSETS
Units	$349,412	$312,631	$56,748	$50,090	$650,072	$109,368
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$349,412	$312,631	$56,748	$50,090	$650,072	$109,368

FUND SHARE INFORMATION
Number of shares	27,448	29,466	4,978	4,604	61,443	10,587
Cost of investments	$302,535	$323,477	$48,688	$44,742	$653,225	$109,737
UNIT VALUE
Lowest	$10.44	$10.58	$9.57	$9.41	$9.70	$9.75
Highest	$13.72	$13.86	$10.42	$10.10	$10.12	$10.03

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST FI Pyramis® Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth
ASSETS
Investments, at fair value	$4,984,650	$10,120	$1,298,383	$2,088	$78,899	$125,244
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$4,984,650	$10,120	$1,298,383	$2,088	$78,899	$125,244

NET ASSETS
Units	$4,984,650	$10,120	$1,298,383	$2,088	$78,899	$125,244
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,984,650	$10,120	$1,298,383	$2,088	$78,899	$125,244

FUND SHARE INFORMATION
Number of shares	262,626	875	87,433	167	2,539	13,281
Cost of investments	$3,370,276	$7,232	$900,277	$1,247	$64,825	$83,972
UNIT VALUE
Lowest	$13.62	$15.35	$11.73	$12.50	$12.45	$18.57
Highest	$22.08	$31.04	$19.08	$22.99	$23.56	$28.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value	AST International Growth
ASSETS
Investments, at fair value	$394,411	$2,591	$363,490	$27,944	$1,277	$49,009
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$394,411	$2,591	$363,490	$27,944	$1,277	$49,009

NET ASSETS
Units	$394,411	$2,591	$363,490	$27,944	$1,277	$49,009
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$394,411	$2,591	$363,490	$27,944	$1,277	$49,009

FUND SHARE INFORMATION
Number of shares	27,834	109	363,490	2,775	43	2,733
Cost of investments	$269,590	$1,130	$363,490	$20,621	$919	$33,235
UNIT VALUE
Lowest	$12.07	$22.21	$7.81	$14.28	$13.60	$10.37
Highest	$16.64	$31.88	$9.49	$18.82	$29.00	$20.65

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth
ASSETS
Investments, at fair value	$48,460	$1,525,966	$150,902	$111,122	$2,676,829	$195,270
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$48,460	$1,525,966	$150,902	$111,122	$2,676,829	$195,270

NET ASSETS
Units	$48,460	$1,525,966	$150,902	$111,122	$2,676,829	$195,270
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$48,460	$1,525,966	$150,902	$111,122	$2,676,829	$195,270

FUND SHARE INFORMATION
Number of shares	2,273	203,462	9,269	3,608	140,002	3,916
Cost of investments	$42,145	$1,426,645	$98,585	$91,855	$1,860,348	$84,790
UNIT VALUE
Lowest	$9.23	$13.93	$13.74	$10.40	$12.11	$18.87
Highest	$17.68	$16.84	$20.34	$19.19	$16.22	$33.92

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity
ASSETS
Investments, at fair value	$49,592	$60,519	$4,041	$24,902	$191,495	$5,993
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$49,592	$60,519	$4,041	$24,902	$191,495	$5,993

NET ASSETS
Units	$49,592	$60,519	$4,041	$24,902	$191,495	$5,993
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$49,592	$60,519	$4,041	$24,902	$191,495	$5,993

FUND SHARE INFORMATION
Number of shares	3,923	2,949	170	713	12,378	593
Cost of investments	$41,035	$33,765	$1,484	$11,616	$157,195	$5,493
UNIT VALUE
Lowest	$11.98	$16.03	$18.21	$18.12	$13.28	$9.48
Highest	$15.08	$26.47	$29.04	$34.16	$14.81	$16.48

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Small-Cap Growth	AST Small-Cap Growth Opportunities
ASSETS
Investments, at fair value	$6,218,978	$13,651,917	$59,690	$1,403,671	$843	$24,021
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,218,978	$13,651,917	$59,690	$1,403,671	$843	$24,021

NET ASSETS
Units	$6,218,978	$13,651,917	$59,690	$1,403,671	$843	$24,021
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$6,218,978	$13,651,917	$59,690	$1,403,671	$843	$24,021

FUND SHARE INFORMATION
Number of shares	383,888	822,900	1,954	95,618	19	1,211
Cost of investments	$4,253,275	$9,923,583	$26,515	$811,176	$718	$12,374
UNIT VALUE
Lowest	$12.88	$12.38	$17.72	$12.40	$19.60	$16.54
Highest	$16.50	$21.33	$34.89	$17.84	$33.53	$31.71

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value	AST T. Rowe Price Natural Resources
ASSETS
Investments, at fair value	$33,613	$22,828	$4,399,125	$6,737	$18,324	$45,016
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$33,613	$22,828	$4,399,125	$6,737	$18,324	$45,016

NET ASSETS
Units	$33,613	$22,828	$4,399,125	$6,737	$18,324	$45,016
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$33,613	$22,828	$4,399,125	$6,737	$18,324	$45,016

FUND SHARE INFORMATION
Number of shares	1,174	2,075	150,192	194	1,210	1,947
Cost of investments	$12,619	$23,267	$2,850,931	$2,530	$13,751	$47,156
UNIT VALUE
Lowest	$17.38	$9.95	$14.26	$22.83	$11.24	$7.38
Highest	$29.82	$12.00	$20.66	$36.59	$22.05	$14.70

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock
ASSETS
Investments, at fair value	$35,893	$238,310	$11,925	$76,637,621	$32,375,972	$23,614,141
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$35,893	$238,310	$11,925	$76,637,621	$32,375,972	$23,614,141

NET ASSETS
Units	$35,893	$238,310	$11,925	$75,028,910	$32,156,444	$23,522,717
Contracts in payout (annuitization) period	—	—	—	1,608,711	219,528	91,424
Total net assets	$35,893	$238,310	$11,925	$76,637,621	$32,375,972	$23,614,141

FUND SHARE INFORMATION
Number of shares	1,392	15,668	931	1,217,050	1,761,478	1,145,206
Cost of investments	$12,467	$196,587	$9,846	$49,845,654	$26,198,118	$15,555,245
UNIT VALUE
Lowest	$17.44	$11.05	$11.96	$10.20	$22.82	$22.84
Highest	$30.81	$20.56	$14.09	$31.42	$39.14	$32.27

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market
ASSETS
Investments, at fair value	$63,345,215	$6,081,867	$127,535,775	$22,734,253	$26,771,715	$3,317,458
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$63,345,215	$6,081,867	$127,535,775	$22,734,253	$26,771,715	$3,317,458

NET ASSETS
Units	$61,139,162	$5,868,379	$126,152,088	$22,255,427	$26,577,870	$3,251,094
Contracts in payout (annuitization) period	2,206,053	213,488	1,383,687	478,826	193,845	66,364
Total net assets	$63,345,215	$6,081,867	$127,535,775	$22,734,253	$26,771,715	$3,317,458

FUND SHARE INFORMATION
Number of shares	1,725,088	953,271	4,692,265	1,194,026	2,495,034	3,317,458
Cost of investments	$47,428,990	$6,696,835	$65,719,878	$18,849,132	$20,785,630	$3,317,458
UNIT VALUE
Lowest	$13.12	$13.42	$18.89	$12.79	$14.25	$9.40
Highest	$34.25	$17.89	$75.36	$34.43	$34.40	$11.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth
ASSETS
Investments, at fair value	$6,426,463	$11,289,293	$16,790,855	$5,805,113	$9,222,779	$6,412,409
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,426,463	$11,289,293	$16,790,855	$5,805,113	$9,222,779	$6,412,409

NET ASSETS
Units	$6,307,550	$11,172,670	$16,484,521	$5,662,157	$9,085,497	$6,253,556
Contracts in payout (annuitization) period	118,913	116,623	306,334	142,956	137,282	158,853
Total net assets	$6,426,463	$11,289,293	$16,790,855	$5,805,113	$9,222,779	$6,412,409

FUND SHARE INFORMATION
Number of shares	563,231	2,048,873	420,929	444,496	640,026	1,140,998
Cost of investments	$6,776,851	$11,586,499	$9,965,888	$6,131,866	$7,867,282	$4,966,881
UNIT VALUE
Lowest	$12.68	$7.76	$15.75	$27.58	$19.72	$20.72
Highest	$17.66	$31.63	$31.14	$29.94	$29.90	$31.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II
ASSETS
Investments, at fair value	$35,211,834	$2,862,878	$6,547,769	$19,663,251	$18,195,442	$75,227,087
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$35,211,834	$2,862,878	$6,547,769	$19,663,251	$18,195,442	$75,227,087

NET ASSETS
Units	$34,866,456	$2,813,463	$6,439,080	$19,632,459	$18,171,142	$74,912,343
Contracts in payout (annuitization) period	345,378	49,415	108,689	30,792	24,300	314,744
Total net assets	$35,211,834	$2,862,878	$6,547,769	$19,663,251	$18,195,442	$75,227,087

FUND SHARE INFORMATION
Number of shares	1,900,261	124,636	863,822	323,409	999,750	3,662,468
Cost of investments	$25,676,861	$1,880,896	$6,374,045	$10,927,497	$15,093,279	$47,894,809
UNIT VALUE
Lowest	$18.07	$24.06	$16.75	$15.54	$22.65	$19.77
Highest	$25.21	$26.11	$20.50	$29.86	$36.85	$30.69

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II
ASSETS
Investments, at fair value	$1,179,319	$111,199	$29,140,317	$25,930,750	$12,763,907	$500,925
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,179,319	$111,199	$29,140,317	$25,930,750	$12,763,907	$500,925

NET ASSETS
Units	$1,175,421	$111,199	$29,005,679	$25,678,976	$12,684,972	$489,002
Contracts in payout (annuitization) period	3,898	—	134,638	251,774	78,935	11,923
Total net assets	$1,179,319	$111,199	$29,140,317	$25,930,750	$12,763,907	$500,925

FUND SHARE INFORMATION
Number of shares	32,596	17,512	1,078,871	1,368,377	1,189,553	500,925
Cost of investments	$920,024	$123,443	$16,580,102	$20,631,328	$9,782,237	$500,925
UNIT VALUE
Lowest	$15.51	$12.45	$17.06	$13.82	$14.55	$7.87
Highest	$21.81	$14.84	$25.62	$26.75	$20.78	$9.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II
ASSETS
Investments, at fair value	$168,624	$40,152,644	$6,948,115	$1,960,288	$92,495	$1,038,119
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$168,624	$40,152,644	$6,948,115	$1,960,288	$92,495	$1,038,119

NET ASSETS
Units	$168,624	$40,048,432	$6,941,115	$1,960,288	$92,495	$1,026,585
Contracts in payout (annuitization) period	—	104,212	7,000	—	—	11,534
Total net assets	$168,624	$40,152,644	$6,948,115	$1,960,288	$92,495	$1,038,119

FUND SHARE INFORMATION
Number of shares	14,909	1,771,961	1,270,222	49,842	7,159	73,573
Cost of investments	$181,171	$34,001,382	$7,221,659	$1,499,569	$102,434	$902,789
UNIT VALUE
Lowest	$11.42	$25.95	$8.98	$10.67	$24.23	$17.98
Highest	$13.63	$34.09	$23.08	$25.56	$28.17	$24.52
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth	AB VPS Growth & Income
ASSETS
Investments, at fair value	$7,137,540	$50,231,430	$6,869	$3,356,924	$14,873,717	$43,474,627
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$7,137,540	$50,231,430	$6,869	$3,356,924	$14,873,717	$43,474,627

NET ASSETS
Units	$7,094,134	$50,074,930	$6,869	$3,350,794	$14,782,994	$43,388,967
Contracts in payout (annuitization) period	43,406	156,500	—	6,130	90,723	85,660
Total net assets	$7,137,540	$50,231,430	$6,869	$3,356,924	$14,873,717	$43,474,627

FUND SHARE INFORMATION
Number of shares	1,290,694	2,725,525	314	444,038	441,357	1,322,221
Cost of investments	$5,940,092	$34,799,306	$4,687	$3,190,240	$9,824,502	$30,138,024
UNIT VALUE
Lowest	$19.62	$16.41	$21.08	$14.25	$13.65	$19.26
Highest	$33.03	$30.14	$24.51	$21.80	$33.06	$30.12

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International	Deutsche Bond VIP (Class A)
ASSETS
Investments, at fair value	$7,190,038	$15,074,847	$10,634,729	$614,254	$6,764	$202,010
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$7,190,038	$15,074,847	$10,634,729	$614,254	$6,764	$202,010

NET ASSETS
Units	$7,185,947	$15,049,206	$10,603,989	$614,254	$6,764	$179,761
Contracts in payout (annuitization) period	4,091	25,641	30,740	—	—	22,249
Total net assets	$7,190,038	$15,074,847	$10,634,729	$614,254	$6,764	$202,010

FUND SHARE INFORMATION
Number of shares	445,204	280,723	495,099	35,712	555	35,440
Cost of investments	$6,987,464	$8,997,620	$8,542,154	$425,376	$4,222	$203,367
UNIT VALUE
Lowest	$10.79	$13.48	$34.49	$14.13	$21.12	$17.07
Highest	$12.77	$31.98	$41.89	$16.71	$21.55	$17.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series II	Deutsche Variable Series II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Capital Growth VIP (Class A)	Deutsche Core Equity VIP (Class A)	Deutsche CROCI® International VIP (Class A)	Deutsche Global Small Cap VIP (Class A)	Deutsche Global Income Builder VIP (Class A) II	Deutsche Government Money Market VIP (Class A) II
ASSETS
Investments, at fair value	$1,422,509	$613,285	$182,295	$823,742	$1,006,856	$144,108
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,422,509	$613,285	$182,295	$823,742	$1,006,856	$144,108

NET ASSETS
Units	$1,353,949	$611,372	$162,337	$823,742	$931,847	$127,746
Contracts in payout (annuitization) period	68,560	1,913	19,958	—	75,009	16,362
Total net assets	$1,422,509	$613,285	$182,295	$823,742	$1,006,856	$144,108

FUND SHARE INFORMATION
Number of shares	46,096	41,891	24,836	63,856	37,909	144,108
Cost of investments	$1,044,698	$421,153	$229,499	$823,420	$841,216	$144,108
UNIT VALUE
Lowest	$27.93	$24.65	$13.21	$40.27	$18.42	$10.02
Highest	$28.47	$25.12	$13.47	$41.05	$18.66	$10.13

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Deutsche Variable Series II	Dreyfus Stock Index Fund, Inc.	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Small Mid Cap Growth VIP (Class A) II	Dreyfus Stock Index Fund, Inc. (Initial Shares)	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund
ASSETS
Investments, at fair value	$405,560	$243,533	$230,924	$22,018	$3,046,790	$4,250,614
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$405,560	$243,533	$230,924	$22,018	$3,046,790	$4,250,614

NET ASSETS
Units	$405,560	$241,206	$230,924	$22,018	$3,012,265	$4,245,363
Contracts in payout (annuitization) period	—	2,327	—	—	34,525	5,251
Total net assets	$405,560	$243,533	$230,924	$22,018	$3,046,790	$4,250,614

FUND SHARE INFORMATION
Number of shares	18,485	4,554	230,924	673	3,046,790	112,035
Cost of investments	$318,592	$143,660	$230,924	$16,150	$3,046,790	$3,026,493
UNIT VALUE
Lowest	$23.69	$18.17	$8.58	$18.30	$8.59	$25.56
Highest	$23.99	$29.59	$11.30	$26.58	$11.91	$46.73

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Equity-Income	VIP Government Money Market	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond
ASSETS
Investments, at fair value	$587,821	$18,614,742	$2,960,615	$366,629	$3,566,528	$714,032
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$587,821	$18,614,742	$2,960,615	$366,629	$3,566,528	$714,032

NET ASSETS
Units	$587,504	$18,533,780	$2,847,184	$296,634	$3,563,230	$713,950
Contracts in payout (annuitization) period	317	80,962	113,431	69,995	3,298	82
Total net assets	$587,821	$18,614,742	$2,960,615	$366,629	$3,566,528	$714,032

FUND SHARE INFORMATION
Number of shares	24,605	18,614,742	39,981	67,271	13,152	55,784
Cost of investments	$511,430	$18,614,742	$1,811,635	$387,010	$1,943,067	$707,846
UNIT VALUE
Lowest	$21.18	$9.74	$15.38	$16.15	$18.63	$18.81
Highest	$27.06	$9.97	$33.86	$19.45	$22.59	$20.24

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)
ASSETS
Investments, at fair value	$621,686	$30,415,006	$483,112	$3,353,939	$2,969,502	$1,423,774
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$621,686	$30,415,006	$483,112	$3,353,939	$2,969,502	$1,423,774

NET ASSETS
Units	$621,096	$30,370,628	$483,112	$3,082,283	$2,969,502	$1,423,774
Contracts in payout (annuitization) period	590	44,378	—	271,656	—	—
Total net assets	$621,686	$30,415,006	$483,112	$3,353,939	$2,969,502	$1,423,774

FUND SHARE INFORMATION
Number of shares	27,183	820,918	20,717	251,231	213,020	97,519
Cost of investments	$526,930	$23,612,173	$438,866	$2,808,866	$2,353,584	$1,064,103
UNIT VALUE
Lowest	$13.29	$17.46	$18.85	$13.48	$13.86	$14.65
Highest	$17.55	$35.69	$24.80	$15.92	$16.37	$17.31

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)
ASSETS
Investments, at fair value	$859,365	$29,239,628	$124,573	$4,608,093	$1,588,068	$2,067,330
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$859,365	$29,239,628	$124,573	$4,608,093	$1,588,068	$2,067,330

NET ASSETS
Units	$859,365	$28,897,517	$124,573	$4,605,860	$1,588,068	$2,066,217
Contracts in payout (annuitization) period	—	342,111	—	2,233	—	1,113
Total net assets	$859,365	$29,239,628	$124,573	$4,608,093	$1,588,068	$2,067,330

FUND SHARE INFORMATION
Number of shares	74,147	29,239,628	1,710	207,385	44,621	392,283
Cost of investments	$788,792	$29,239,628	$65,697	$3,077,287	$1,497,866	$2,149,858
UNIT VALUE
Lowest	$11.66	$8.28	$18.20	$19.88	$21.24	$15.62
Highest	$13.77	$9.82	$27.44	$23.52	$25.09	$24.25

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)	Franklin Growth and Income VIP (Class 2)
ASSETS
Investments, at fair value	$14,761,025	$583	$9,582,548	$8,278	$1,206,007	$19,778,387
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$14,761,025	$583	$9,582,548	$8,278	$1,206,007	$19,778,387

NET ASSETS
Units	$14,761,025	$583	$9,503,461	$8,278	$1,206,007	$19,724,799
Contracts in payout (annuitization) period	—	—	79,087	—	—	53,588
Total net assets	$14,761,025	$583	$9,582,548	$8,278	$1,206,007	$19,778,387

FUND SHARE INFORMATION
Number of shares	55,124	47	253,574	365	161,663	1,234,606
Cost of investments	$10,592,973	$591	$7,990,345	$6,325	$1,364,024	$17,019,255
UNIT VALUE
Lowest	$18.36	$15.68	$17.75	$15.14	$18.98	$23.25
Highest	$28.22	$15.68	$28.53	$23.10	$22.45	$28.86

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Income VIP (Class 2)	Franklin Large Cap Growth VIP (Class 2)	Franklin Mutual Global Discovery VIP (Class 2)	Franklin Mutual Shares VIP (Class 2)	Franklin Small Cap Value VIP (Class 2)	Franklin Small-Mid Cap Growth VIP (Class 2)
ASSETS
Investments, at fair value	$76,305,102	$19,755,948	$8,997,034	$44,538,268	$20,043,422	$675,105
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$76,305,102	$19,755,948	$8,997,034	$44,538,268	$20,043,422	$675,105

NET ASSETS
Units	$75,749,865	$19,634,931	$8,884,697	$44,280,482	$19,955,275	$675,105
Contracts in payout (annuitization) period	555,237	121,017	112,337	257,786	88,147	—
Total net assets	$76,305,102	$19,755,948	$8,997,034	$44,538,268	$20,043,422	$675,105

FUND SHARE INFORMATION
Number of shares	4,718,930	964,646	454,396	2,187,538	1,012,294	37,863
Cost of investments	$71,813,033	$15,986,321	$9,235,868	$38,968,652	$16,912,284	$670,982
UNIT VALUE
Lowest	$16.76	$17.68	$15.59	$17.15	$23.31	$14.65
Highest	$20.42	$21.36	$23.11	$34.23	$43.39	$41.07

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin U.S. Government Securities VIP (Class 2)	Templeton Developing Markets VIP (Class 2)	Templeton Foreign VIP (Class 2)	Templeton Global Bond VIP (Class 2)	Templeton Growth VIP (Class 2)	VIT Large Cap Value
ASSETS
Investments, at fair value	$9,869,759	$8,296,639	$43,238,867	$971,078	$677,652	$2,200,019
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$9,869,759	$8,296,639	$43,238,867	$971,078	$677,652	$2,200,019

NET ASSETS
Units	$9,785,288	$8,295,803	$43,072,409	$856,455	$650,713	$2,172,573
Contracts in payout (annuitization) period	84,471	836	166,458	114,623	26,939	27,446
Total net assets	$9,869,759	$8,296,639	$43,238,867	$971,078	$677,652	$2,200,019

FUND SHARE INFORMATION
Number of shares	817,033	811,011	2,795,014	58,818	42,433	242,828
Cost of investments	$10,421,309	$7,543,831	$40,723,172	$982,974	$530,715	$2,554,653
UNIT VALUE
Lowest	$10.56	$24.98	$14.36	$20.74	$17.21	$15.97
Highest	$12.84	$40.82	$24.99	$33.82	$26.43	$20.94

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series	Lazard Retirement Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson Forty (Institutional Shares)	Lazard Retirement Emerging Markets Equity
ASSETS
Investments, at fair value	$2,139,003	$4,149,275	$9,150	$3,583,493	$14,028	$118
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,139,003	$4,149,275	$9,150	$3,583,493	$14,028	$118

NET ASSETS
Units	$2,139,003	$4,147,484	$9,150	$3,578,048	$14,028	$118
Contracts in payout (annuitization) period	—	1,791	—	5,445	—	—
Total net assets	$2,139,003	$4,149,275	$9,150	$3,583,493	$14,028	$118

FUND SHARE INFORMATION
Number of shares	126,419	303,754	464	184,621	353	5
Cost of investments	$1,988,065	$3,990,991	$6,057	$2,592,799	$10,347	$85
UNIT VALUE
Lowest	$19.85	$18.73	$16.42	$18.12	$34.07	$56.64
Highest	$49.24	$37.30	$25.97	$26.94	$34.07	$56.64

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock
ASSETS
Investments, at fair value	$507	$12,587,294	$3,463,936	$8,945,959	$5,547,933	$11,125,598
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$507	$12,587,294	$3,463,936	$8,945,959	$5,547,933	$11,125,598

NET ASSETS
Units	$507	$12,420,870	$3,450,971	$8,863,738	$5,523,275	$11,074,326
Contracts in payout (annuitization) period	—	166,424	12,965	82,221	24,658	51,272
Total net assets	$507	$12,587,294	$3,463,936	$8,945,959	$5,547,933	$11,125,598

FUND SHARE INFORMATION
Number of shares	24	1,016,744	183,666	240,806	390,700	453,921
Cost of investments	$415	$12,084,499	$3,111,086	$7,053,178	$5,339,692	$9,433,465
UNIT VALUE
Lowest	$23.52	$16.96	$20.66	$16.84	$22.50	$17.52
Highest	$23.52	$20.49	$24.95	$20.34	$27.18	$21.16

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond
ASSETS
Investments, at fair value	$821,062	$234,417	$811,619	$1,215,986	$497,845	$820,105
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$821,062	$234,417	$811,619	$1,215,986	$497,845	$820,105

NET ASSETS
Units	$785,944	$234,417	$807,015	$1,215,986	$495,606	$820,023
Contracts in payout (annuitization) period	35,118	—	4,604	—	2,239	82
Total net assets	$821,062	$234,417	$811,619	$1,215,986	$497,845	$820,105

FUND SHARE INFORMATION
Number of shares	16,791	40,627	26,991	60,497	16,876	62,035
Cost of investments	$485,023	$247,477	$561,890	$925,242	$361,865	$779,489
UNIT VALUE
Lowest	$14.17	$19.74	$19.04	$21.29	$16.75	$19.35
Highest	$37.19	$21.25	$24.23	$45.90	$22.98	$20.83

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)
ASSETS
Investments, at fair value	$253,699	$89,710	$133,865	$73,022	$39,101	$550,700
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$253,699	$89,710	$133,865	$73,022	$39,101	$550,700

NET ASSETS
Units	$253,699	$89,710	$133,865	$73,022	$39,101	$550,700
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$253,699	$89,710	$133,865	$73,022	$39,101	$550,700

FUND SHARE INFORMATION
Number of shares	8,600	1,898	4,509	3,932	1,340	19,003
Cost of investments	$213,230	$55,987	$87,590	$56,216	$23,296	$454,588
UNIT VALUE
Lowest	$31.82	$20.27	$19.54	$21.23	$19.66	$24.48
Highest	$34.53	$33.38	$26.88	$30.59	$29.26	$35.03

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Core Plus Fixed Income	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley VIF Global Infrastructure	Morgan Stanley VIF Global Strategist	Morgan Stanley VIF Growth	Morgan Stanley VIF Mid Cap Growth
ASSETS
Investments, at fair value	$172,931	$15,937,482	$36,447,423	$56,496,243	$26,765,123	$11,077,190
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$172,931	$15,937,482	$36,447,423	$56,496,243	$26,765,123	$11,077,190

NET ASSETS
Units	$172,931	$15,882,312	$35,740,037	$55,774,065	$26,646,117	$11,050,810
Contracts in payout (annuitization) period	—	55,170	707,386	722,178	119,006	26,380
Total net assets	$172,931	$15,937,482	$36,447,423	$56,496,243	$26,765,123	$11,077,190

FUND SHARE INFORMATION
Number of shares	15,750	903,485	4,607,765	5,062,387	826,594	915,470
Cost of investments	$166,176	$12,155,309	$38,569,863	$51,632,340	$18,482,471	$9,651,286
UNIT VALUE
Lowest	$13.95	$19.70	$17.28	$12.19	$20.47	$26.64
Highest	$19.14	$34.84	$69.80	$64.93	$38.62	$33.81
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF U.S. Real Estate	Morgan Stanley VIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Global Franchise (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)	Morgan Stanley VIF Global Strategist (Class II)
ASSETS
Investments, at fair value	$14,209,978	$6,487,458	$4,520,909	$26,129,724	$10,728,092	$19,174,510
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$14,209,978	$6,487,458	$4,520,909	$26,129,724	$10,728,092	$19,174,510

NET ASSETS
Units	$14,166,282	$6,487,145	$4,520,909	$26,054,955	$10,541,367	$19,040,375
Contracts in payout (annuitization) period	43,696	313	—	74,769	186,725	134,135
Total net assets	$14,209,978	$6,487,458	$4,520,909	$26,129,724	$10,728,092	$19,174,510

FUND SHARE INFORMATION
Number of shares	654,235	808,910	257,162	1,903,112	1,366,636	1,727,433
Cost of investments	$9,972,841	$6,595,542	$3,630,475	$27,307,735	$11,423,937	$17,409,827
UNIT VALUE
Lowest	$30.28	$19.45	$33.79	$26.81	$15.46	$13.21
Highest	$58.88	$29.13	$41.03	$40.10	$33.24	$19.30

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Growth (Class II)	Morgan Stanley VIF Mid Cap Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	European Equity	Income Plus	Limited Duration
ASSETS
Investments, at fair value	$5,522,021	$11,937,910	$25,033,933	$23,206,860	$43,809,831	$4,767,549
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,522,021	$11,937,910	$25,033,933	$23,206,860	$43,809,831	$4,767,549

NET ASSETS
Units	$5,497,948	$11,908,415	$24,988,413	$22,955,809	$43,252,523	$4,710,204
Contracts in payout (annuitization) period	24,073	29,495	45,520	251,051	557,308	57,345
Total net assets	$5,522,021	$11,937,910	$25,033,933	$23,206,860	$43,809,831	$4,767,549

FUND SHARE INFORMATION
Number of shares	178,764	1,007,419	1,159,515	1,273,703	3,806,241	630,628
Cost of investments	$3,671,237	$10,572,800	$18,084,820	$21,967,976	$41,213,875	$5,484,263
UNIT VALUE
Lowest	$30.41	$16.44	$29.43	$12.09	$18.75	$9.38
Highest	$42.67	$38.66	$40.82	$60.58	$58.26	$12.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Multi Cap Growth	European Equity (Class Y Shares)	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value
ASSETS
Investments, at fair value	$194,167,573	$6,216,930	$47,316,529	$19,860,009	$51,308,224	$24,757
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$194,167,573	$6,216,930	$47,316,529	$19,860,009	$51,308,224	$24,757

NET ASSETS
Units	$192,784,544	$6,148,999	$46,927,288	$19,793,341	$51,155,838	$24,757
Contracts in payout (annuitization) period	1,383,029	67,931	389,241	66,668	152,386	—
Total net assets	$194,167,573	$6,216,930	$47,316,529	$19,860,009	$51,308,224	$24,757

FUND SHARE INFORMATION
Number of shares	3,552,279	341,777	4,118,062	2,630,465	972,668	1,482
Cost of investments	$140,241,731	$5,881,356	$44,605,577	$23,076,123	$37,206,006	$21,880
UNIT VALUE
Lowest	$23.50	$10.93	$14.83	$7.77	$21.25	$23.03
Highest	$340.07	$20.86	$22.26	$10.43	$46.96	$25.06

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street
ASSETS
Investments, at fair value	$2,921,677	$983,373	$646,846	$2,452,778	$1,387,629	$1,320,219
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,921,677	$983,373	$646,846	$2,452,778	$1,387,629	$1,320,219

NET ASSETS
Units	$2,915,942	$947,208	$646,846	$2,345,274	$1,288,764	$1,231,286
Contracts in payout (annuitization) period	5,735	36,165	—	107,504	98,865	88,933
Total net assets	$2,921,677	$983,373	$646,846	$2,452,778	$1,387,629	$1,320,219

FUND SHARE INFORMATION
Number of shares	52,454	61,770	7,681	51,725	270,493	40,937
Cost of investments	$2,289,052	$832,490	$427,094	$1,594,486	$1,372,895	$954,153
UNIT VALUE
Lowest	$14.60	$13.12	$9.86	$23.69	$4.23	$17.87
Highest	$23.62	$17.55	$24.63	$39.58	$22.64	$27.01

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)
ASSETS
Investments, at fair value	$1,335,751	$497,304	$16,464,681	$6,523,761	$5,984,694	$7,956,650
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,335,751	$497,304	$16,464,681	$6,523,761	$5,984,694	$7,956,650

NET ASSETS
Units	$1,335,650	$497,304	$16,405,714	$6,469,210	$5,968,201	$7,863,069
Contracts in payout (annuitization) period	101	—	58,967	54,551	16,493	93,581
Total net assets	$1,335,751	$497,304	$16,464,681	$6,523,761	$5,984,694	$7,956,650

FUND SHARE INFORMATION
Number of shares	51,793	63,513	299,958	415,262	74,930	169,724
Cost of investments	$1,094,466	$587,034	$12,758,346	$5,960,700	$3,973,457	$5,197,056
UNIT VALUE
Lowest	$42.10	$12.23	$20.82	$14.09	$24.36	$31.62
Highest	$45.32	$13.16	$25.67	$17.48	$30.24	$39.25

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)	Foreign Bond (US Dollar-Hedged)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
ASSETS
Investments, at fair value	$33,976,982	$29,569,014	$13,445,533	$12,290,600	$638	$599,212
Due from (to) Allstate Life Insurance Company	901	—	—	—	—	—
Total assets	$33,977,883	$29,569,014	$13,445,533	$12,290,600	$638	$599,212

NET ASSETS
Units	$33,757,058	$29,301,241	$13,278,130	$12,238,160	$638	$599,212
Contracts in payout (annuitization) period	220,825	267,773	167,403	52,440	—	—
Total net assets	$33,977,883	$29,569,014	$13,445,533	$12,290,600	$638	$599,212

FUND SHARE INFORMATION
Number of shares	6,447,245	926,638	528,935	1,589,987	59	82,764
Cost of investments	$34,014,928	$21,230,957	$10,049,347	$13,324,191	$612	$1,223,076
UNIT VALUE
Lowest	$15.91	$24.20	$34.75	$8.02	$18.27	$5.05
Highest	$19.74	$30.04	$43.12	$9.69	$18.27	$5.90

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	VT American Government Income	VT Capital Opportunities
ASSETS
Investments, at fair value	$541,373	$3,672,064	$1,873	$8,553,316	$11,498,951	$3,479,989
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$541,373	$3,672,064	$1,873	$8,553,316	$11,498,951	$3,479,989

NET ASSETS
Units	$541,373	$3,662,544	$1,873	$8,553,316	$11,280,033	$3,479,989
Contracts in payout (annuitization) period	—	9,520	—	—	218,918	—
Total net assets	$541,373	$3,672,064	$1,873	$8,553,316	$11,498,951	$3,479,989

FUND SHARE INFORMATION
Number of shares	41,200	295,657	171	781,839	1,207,873	190,371
Cost of investments	$552,092	$3,742,138	$1,845	$8,491,050	$13,279,407	$3,171,013
UNIT VALUE
Lowest	$15.04	$11.84	$17.69	$13.40	$9.06	$23.67
Highest	$17.56	$13.82	$17.69	$15.64	$19.53	$34.13

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Diversified Income	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care
ASSETS
Investments, at fair value	$16,866,001	$174,275,205	$44,416,186	$20,209,025	$14,072,973	$21,378,685
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$16,866,001	$174,275,205	$44,416,186	$20,209,025	$14,072,973	$21,378,685

NET ASSETS
Units	$16,803,267	$173,373,533	$44,040,678	$20,128,083	$14,031,985	$21,309,101
Contracts in payout (annuitization) period	62,734	901,672	375,508	80,942	40,988	69,584
Total net assets	$16,866,001	$174,275,205	$44,416,186	$20,209,025	$14,072,973	$21,378,685

FUND SHARE INFORMATION
Number of shares	2,746,906	6,529,607	3,770,474	1,102,511	727,285	1,300,407
Cost of investments	$20,212,763	$129,798,476	$36,551,247	$17,198,013	$10,685,751	$17,939,489
UNIT VALUE
Lowest	$14.78	$11.13	$15.18	$16.83	$8.81	$20.25
Highest	$22.52	$36.66	$19.85	$26.81	$21.09	$30.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Utilities	VT Government Money Market	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity
ASSETS
Investments, at fair value	$7,654,215	$34,746,458	$98,131,540	$22,872,413	$49,556,357	$59,362,070
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$7,654,215	$34,746,458	$98,131,540	$22,872,413	$49,556,357	$59,362,070

NET ASSETS
Units	$7,615,805	$34,553,642	$97,726,618	$22,729,705	$49,097,954	$58,992,253
Contracts in payout (annuitization) period	38,410	192,816	404,922	142,708	458,403	369,817
Total net assets	$7,654,215	$34,746,458	$98,131,540	$22,872,413	$49,556,357	$59,362,070

FUND SHARE INFORMATION
Number of shares	631,015	34,746,458	9,842,682	3,524,255	4,501,032	3,892,595
Cost of investments	$8,342,027	$34,746,458	$74,812,895	$23,391,386	$52,594,991	$55,828,258
UNIT VALUE
Lowest	$12.68	$7.76	$9.22	$17.24	$13.62	$10.67
Highest	$26.22	$11.34	$29.23	$27.77	$21.63	$23.28

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Growth	VT International Value	VT Investors	VT Multi-Cap Growth	VT Multi-Cap Value	VT Research
ASSETS
Investments, at fair value	$10,443,137	$10,813,045	$48,312,786	$73,615,312	$6,028,263	$22,202,531
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$10,443,137	$10,813,045	$48,312,786	$73,615,312	$6,028,263	$22,202,531

NET ASSETS
Units	$10,413,112	$10,781,246	$48,122,465	$73,456,851	$6,028,263	$22,076,349
Contracts in payout (annuitization) period	30,025	31,799	190,321	158,461	—	126,182
Total net assets	$10,443,137	$10,813,045	$48,312,786	$73,615,312	$6,028,263	$22,202,531

FUND SHARE INFORMATION
Number of shares	445,907	932,963	2,357,871	1,891,452	327,267	830,001
Cost of investments	$6,871,670	$11,368,181	$28,631,929	$45,360,119	$5,094,583	$10,704,040
UNIT VALUE
Lowest	$8.04	$12.78	$12.15	$9.79	$25.21	$14.97
Highest	$18.10	$19.97	$31.51	$36.38	$35.69	$31.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account	Sub-Account
	VT Small Cap Value	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
ASSETS
Investments, at fair value	$33,692,216	$26,331
Due from (to) Allstate Life Insurance Company	—	—
Total assets	$33,692,216	$26,331

NET ASSETS
Units	$33,679,576	$26,331
Contracts in payout (annuitization) period	12,640	—
Total net assets	$33,692,216	$26,331

FUND SHARE INFORMATION
Number of shares	2,079,766	654
Cost of investments	$31,285,585	$21,419
UNIT VALUE
Lowest	$23.13	$12.20
Highest	$49.60	$23.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock iShares ETF*	AST BlackRock Low Duration Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(65,695)	(34,412)	(91,565)	(544)	(257)	(1,108)
Administrative expense	(6,057)	(3,340)	(10,572)	(51)	(22)	(151)
Net investment income (loss)	(71,752)	(37,752)	(102,137)	(595)	(279)	(1,259)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	866,047	403,673	1,515,461	110,209	78,865	5,186
Cost of investments sold	669,130	256,304	951,930	104,636	77,304	5,315
Realized gains (losses) on fund
shares	196,917	147,369	563,531	5,573	1,561	(129)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	196,917	147,369	563,531	5,573	1,561	(129)
Change in unrealized gains
(losses)	282,221	201,240	422,548	(2,583)	—	1,832
Net realized and change in
unrealized gains (losses) on
investments	479,138	348,609	986,079	2,990	1,561	1,703

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$407,386	$310,857	$883,942	$2,395	$1,282	$444

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST BlackRock/Loomis Sayles Bond*	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(872)	(5,002)	(5,489)	(1,947)	(765)	(765)
Administrative expense	(117)	(536)	(472)	(173)	(85)	(86)
Net investment income (loss)	(989)	(5,538)	(5,961)	(2,120)	(850)	(851)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,317	70,328	5,995	149,911	920	30,886
Cost of investments sold	7,580	61,683	6,198	131,275	790	27,915
Realized gains (losses) on fund
shares	737	8,645	(203)	18,636	130	2,971
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	737	8,645	(203)	18,636	130	2,971
Change in unrealized gains
(losses)	2,565	(6,080)	2,604	(15,579)	831	(1,990)
Net realized and change in
unrealized gains (losses) on
investments	3,302	2,565	2,401	3,057	961	981

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,313	$(2,973)	$(3,560)	$937	$111	$130

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Defensive Asset Allocation*	AST FI Pyramis® Quantitative
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,637)	(3,288)	(72,434)	(144)	(1,475)	(20,472)
Administrative expense	(1,035)	(320)	(6,935)	(14)	(115)	(2,156)
Net investment income (loss)	(11,672)	(3,608)	(79,369)	(158)	(1,590)	(22,628)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	556,731	381,443	1,402,985	648	355,998	528,631
Cost of investments sold	565,577	390,316	1,013,432	533	350,055	415,647
Realized gains (losses) on fund
shares	(8,846)	(8,873)	389,553	115	5,943	112,984
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(8,846)	(8,873)	389,553	115	5,943	112,984
Change in unrealized gains
(losses)	32,782	19,347	366,908	476	—	106,349
Net realized and change in
unrealized gains (losses) on
investments	23,936	10,474	756,461	591	5,943	219,333

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,264	$6,866	$677,092	$433	$4,353	$196,705

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Global Real Estate	AST Goldman Sachs Large-Cap Value*	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset*	AST Goldman Sachs Small-Cap Value	AST Government Money Market
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$1,394
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(29)	(1,145)	(1,213)	(5,752)	(80)	(6,258)
Administrative expense	(3)	(116)	(171)	(626)	(11)	(626)
Net investment income (loss)	(32)	(1,261)	(1,384)	(6,378)	(91)	(5,490)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	306	6,114	3,992	281,649	6,625	400,670
Cost of investments sold	167	5,109	3,225	271,854	2,710	400,670
Realized gains (losses) on fund
shares	139	1,005	767	9,795	3,915	—
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	139	1,005	767	9,795	3,915	—
Change in unrealized gains
(losses)	69	6,250	26,217	37,258	(3,485)	—
Net realized and change in
unrealized gains (losses) on
investments	208	7,255	26,984	47,053	430	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$176	$5,994	$25,600	$40,675	$339	$(5,490)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST High Yield	AST Hotchkis & Wiley Large-Cap Value	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(270)	(11)	(479)	(572)	(27,897)	(2,043)
Administrative expense	(43)	(1)	(66)	(77)	(3,085)	(237)
Net investment income (loss)	(313)	(12)	(545)	(649)	(30,982)	(2,280)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,025	14	8,391	13,305	1,371,260	196,560
Cost of investments sold	1,536	10	7,202	12,234	1,301,499	191,801
Realized gains (losses) on fund
shares	489	4	1,189	1,071	69,761	4,759
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	489	4	1,189	1,071	69,761	4,759
Change in unrealized gains
(losses)	1,541	204	12,126	9,754	25,522	16,593
Net realized and change in
unrealized gains (losses) on
investments	2,030	208	13,315	10,825	95,283	21,352

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,717	$196	$12,770	$10,176	$64,301	$19,072

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(831)	(37,800)	(2,298)	(528)	(613)	(39)
Administrative expense	(86)	(3,825)	(281)	(78)	(96)	(7)
Net investment income (loss)	(917)	(41,625)	(2,579)	(606)	(709)	(46)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,212	274,371	27,569	3,582	14,162	527
Cost of investments sold	966	208,386	14,652	2,988	8,353	208
Realized gains (losses) on fund
shares	246	65,985	12,917	594	5,809	319
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	246	65,985	12,917	594	5,809	319
Change in unrealized gains
(losses)	14,770	225,977	40,213	1,105	7,985	724
Net realized and change in
unrealized gains (losses) on
investments	15,016	291,962	53,130	1,699	13,794	1,043

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$14,099	$250,337	$50,551	$1,093	$13,085	$997

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST Preservation Asset Allocation*	AST Prudential Growth Allocation*	AST QMA US Equity Alpha
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(299)	(3,495)	(139)	(85,322)	(169,989)	(528)
Administrative expense	(38)	(273)	(16)	(9,292)	(18,479)	(81)
Net investment income (loss)	(337)	(3,768)	(155)	(94,614)	(188,468)	(609)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,697	17,357	9,412	2,088,168	1,023,390	5,795
Cost of investments sold	5,363	15,720	6,929	1,831,272	794,535	3,592
Realized gains (losses) on fund
shares	2,334	1,637	2,483	256,896	228,855	2,203
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	2,334	1,637	2,483	256,896	228,855	2,203
Change in unrealized gains
(losses)	949	26,228	460	347,597	1,608,586	8,820
Net realized and change in
unrealized gains (losses) on
investments	3,283	27,865	2,943	604,493	1,837,441	11,023

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,946	$24,097	$2,788	$509,879	$1,648,973	$10,414

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST RCM World Trends	AST Schroders Global Tactical*	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(21,275)	(4,541)	(9)	(230)	(370)	(410)
Administrative expense	(2,021)	(531)	—	(34)	(50)	(52)
Net investment income (loss)	(23,296)	(5,072)	(9)	(264)	(420)	(462)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	233,839	1,168,488	703	2,995	5,299	19,653
Cost of investments sold	198,352	919,508	671	2,126	3,443	19,607
Realized gains (losses) on fund
shares	35,487	248,980	32	869	1,856	46
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	35,487	248,980	32	869	1,856	46
Change in unrealized gains
(losses)	165,992	(199,822)	109	4,506	402	1,043
Net realized and change in
unrealized gains (losses) on
investments	201,479	49,158	141	5,375	2,258	1,089

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$178,183	$44,086	$132	$5,111	$1,838	$627

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value*	AST T. Rowe Price Natural Resources	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(65,524)	(180)	(212)	(519)	(507)	(3,337)
Administrative expense	(6,495)	(26)	(26)	(65)	(59)	(351)
Net investment income (loss)	(72,019)	(206)	(238)	(584)	(566)	(3,688)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	746,743	20,411	1,586	5,079	9,336	77,822
Cost of investments sold	534,488	6,894	1,372	5,079	3,154	67,186
Realized gains (losses) on fund
shares	212,255	13,517	214	—	6,182	10,636
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	212,255	13,517	214	—	6,182	10,636
Change in unrealized gains
(losses)	406,495	(7,519)	2,465	4,269	280	19,217
Net realized and change in
unrealized gains (losses) on
investments	618,750	5,998	2,679	4,269	6,462	29,853

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$546,731	$5,792	$2,441	$3,685	$5,896	$26,165

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Western Asset Core Plus Bond	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$59,985	$259,051	$487,585	$661,663	$212,485
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(102)	(1,041,624)	(512,047)	(310,472)	(861,775)	(83,640)
Administrative expense	(18)	(75,709)	(35,953)	(22,621)	(64,639)	(6,315)
Net investment income (loss)	(120)	(1,057,348)	(288,949)	154,492	(264,751)	122,530

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	799	13,304,400	5,267,526	4,404,129	11,054,514	1,063,650
Cost of investments sold	677	8,652,307	4,499,630	3,018,588	8,300,143	1,172,132
Realized gains (losses) on fund
shares	122	4,652,093	767,896	1,385,541	2,754,371	(108,482)
Realized gain distributions	—	5,850,553	370,816	949,607	3,314,268	—
Net realized gains (losses)	122	10,502,646	1,138,712	2,335,148	6,068,639	(108,482)
Change in unrealized gains
(losses)	614	7,490,040	1,652,937	912,853	1,305,267	288,260
Net realized and change in
unrealized gains (losses) on
investments	736	17,992,686	2,791,649	3,248,001	7,373,906	179,778

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$616	$16,935,338	$2,502,700	$3,402,493	$7,109,155	$302,308

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. High Yield
NET INVESTMENT INCOME (LOSS)
Dividends	$2,136,089	$373,983	$294,855	$20,088	$139,427	$461,428
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,708,627)	(302,011)	(345,106)	(47,419)	(87,942)	(152,838)
Administrative expense	(123,782)	(22,178)	(25,605)	(3,623)	(6,742)	(10,889)
Net investment income (loss)	303,680	49,794	(75,856)	(30,954)	44,743	297,701

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	21,104,225	4,052,754	4,648,922	1,744,766	971,618	2,215,394
Cost of investments sold	10,649,753	3,462,968	3,977,085	1,744,766	1,019,227	2,256,526
Realized gains (losses) on fund
shares	10,454,472	589,786	671,837	—	(47,609)	(41,132)
Realized gain distributions	4,378,429	405,816	—	—	—	—
Net realized gains (losses)	14,832,901	995,602	671,837	—	(47,609)	(41,132)
Change in unrealized gains
(losses)	(6,180,546)	1,023,117	4,418,307	—	40,388	305,224
Net realized and change in
unrealized gains (losses) on
investments	8,652,355	2,018,719	5,090,144	—	(7,221)	264,092

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8,956,035	$2,068,513	$5,014,288	$(30,954)	$37,522	$561,793

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Technology
NET INVESTMENT INCOME (LOSS)
Dividends	$232,570	$74,755	$47,967	$—	$548,591	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(212,783)	(74,216)	(124,069)	(81,777)	(470,074)	(35,503)
Administrative expense	(16,193)	(5,582)	(9,065)	(6,252)	(33,495)	(2,717)
Net investment income (loss)	3,594	(5,043)	(85,167)	(88,029)	45,022	(38,220)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,109,576	667,408	1,072,803	859,878	5,019,764	369,861
Cost of investments sold	1,336,201	746,110	955,961	683,886	3,709,089	256,702
Realized gains (losses) on fund
shares	773,375	(78,702)	116,842	175,992	1,310,675	113,159
Realized gain distributions	—	—	185,734	389,338	2,444,865	141,176
Net realized gains (losses)	773,375	(78,702)	302,576	565,330	3,755,540	254,335
Change in unrealized gains
(losses)	2,327,722	567,446	912,781	698,142	2,180,596	540,973
Net realized and change in
unrealized gains (losses) on
investments	3,101,097	488,744	1,215,357	1,263,472	5,936,136	795,308

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,104,691	$483,701	$1,130,190	$1,175,443	$5,981,158	$757,088

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II
NET INVESTMENT INCOME (LOSS)
Dividends	$24,564	$—	$109,510	$1,412,478	$9,698	$3,533
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(81,448)	(316,358)	(283,931)	(1,172,334)	(20,169)	(1,779)
Administrative expense	(6,221)	(29,256)	(36,274)	(115,990)	(2,065)	(113)
Net investment income (loss)	(63,105)	(345,614)	(210,695)	124,154	(12,536)	1,641

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	705,278	4,243,454	4,721,901	15,091,972	369,418	9,863
Cost of investments sold	745,014	2,328,066	4,115,987	10,177,004	286,993	11,003
Realized gains (losses) on fund
shares	(39,736)	1,915,388	605,914	4,914,968	82,425	(1,140)
Realized gain distributions	—	1,534,749	216,610	3,094,413	63,145	—
Net realized gains (losses)	(39,736)	3,450,137	822,524	8,009,381	145,570	(1,140)
Change in unrealized gains
(losses)	1,028,838	1,221,910	785,352	2,519,258	(53)	4,275
Net realized and change in
unrealized gains (losses) on
investments	989,102	4,672,047	1,607,876	10,528,639	145,517	3,135

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$925,997	$4,326,433	$1,397,181	$10,652,793	$132,981	$4,776

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II
NET INVESTMENT INCOME (LOSS)
Dividends	$436,783	$374,976	$110,524	$1,583	$3,180	$509,787
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(486,076)	(399,491)	(200,176)	(7,063)	(2,993)	(595,955)
Administrative expense	(38,077)	(43,475)	(16,333)	(506)	(180)	(76,134)
Net investment income (loss)	(87,370)	(67,990)	(105,985)	(5,986)	7	(162,302)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,986,190	4,924,761	1,870,937	25,746	68,731	7,892,872
Cost of investments sold	2,759,830	4,016,613	1,574,735	25,746	73,568	6,950,002
Realized gains (losses) on fund
shares	2,226,360	908,148	296,202	—	(4,837)	942,870
Realized gain distributions	1,005,056	468,340	—	—	—	1,640,388
Net realized gains (losses)	3,231,416	1,376,488	296,202	—	(4,837)	2,583,258
Change in unrealized gains
(losses)	(1,278,426)	919,485	2,114,421	—	4,769	2,155,262
Net realized and change in
unrealized gains (losses) on
investments	1,952,990	2,295,973	2,410,623	—	(68)	4,738,520

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,865,620	$2,227,983	$2,304,638	$(5,986)	$(61)	$4,576,218

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II
NET INVESTMENT INCOME (LOSS)
Dividends	$273,223	$25,364	$1,340	$3,300	$—	$677,470
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(114,565)	(30,381)	(1,600)	(18,008)	(112,482)	(777,987)
Administrative expense	(9,664)	(3,625)	(112)	(1,817)	(10,421)	(66,565)
Net investment income (loss)	148,994	(8,642)	(372)	(16,525)	(122,903)	(167,082)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	948,578	491,007	35,739	372,031	2,076,632	7,172,967
Cost of investments sold	978,190	408,544	40,776	334,169	1,809,378	4,968,680
Realized gains (losses) on fund
shares	(29,612)	82,463	(5,037)	37,862	267,254	2,204,287
Realized gain distributions	—	—	—	21,725	449,453	3,553,182
Net realized gains (losses)	(29,612)	82,463	(5,037)	59,587	716,707	5,757,469
Change in unrealized gains
(losses)	181,501	308,051	14,705	95,128	733,048	2,836,084
Net realized and change in
unrealized gains (losses) on
investments	151,889	390,514	9,668	154,715	1,449,755	8,593,553

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$300,883	$381,872	$9,296	$138,190	$1,326,852	$8,426,471

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$511	$—	$523,116	$135,374	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(128)	(53,216)	(222,446)	(658,177)	(114,517)	(229,413)
Administrative expense	(8)	(6,188)	(20,395)	(47,647)	(14,337)	(16,946)
Net investment income (loss)	(136)	(58,893)	(242,841)	(182,708)	6,520	(246,359)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,998	1,091,711	3,344,600	6,771,262	2,338,354	3,012,291
Cost of investments sold	2,014	1,152,710	2,359,022	4,783,492	2,447,971	1,903,437
Realized gains (losses) on fund
shares	984	(60,999)	985,578	1,987,770	(109,617)	1,108,854
Realized gain distributions	480	—	758,688	3,623,804	—	848,463
Net realized gains (losses)	1,464	(60,999)	1,744,266	5,611,574	(109,617)	1,957,317
Change in unrealized gains
(losses)	1,094	611,436	2,531,358	1,049,997	1,688,344	2,044,897
Net realized and change in
unrealized gains (losses) on
investments	2,558	550,437	4,275,624	6,661,571	1,578,727	4,002,214

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,422	$491,544	$4,032,783	$6,478,863	$1,585,247	$3,755,855

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International	Deutsche Bond VIP (Class A)*	Deutsche Capital Growth VIP (Class A)*	Deutsche Core Equity VIP (Class A)*
NET INVESTMENT INCOME (LOSS)
Dividends	$25,655	$7,572	$52	$4,780	$10,164	$6,938
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(161,731)	(10,405)	(82)	(795)	(5,673)	(2,457)
Administrative expense	(20,056)	(1,246)	(7)	(594)	(4,130)	(1,746)
Net investment income (loss)	(156,132)	(4,079)	(37)	3,391	361	2,735

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,625,921	150,576	92	9,006	388,864	121,591
Cost of investments sold	2,210,527	110,321	64	9,232	305,040	88,068
Realized gains (losses) on fund
shares	415,394	40,255	28	(226)	83,824	33,523
Realized gain distributions	522,254	—	—	—	107,520	39,572
Net realized gains (losses)	937,648	40,255	28	(226)	191,344	73,095
Change in unrealized gains
(losses)	304,778	32,595	1,541	6,663	118,638	31,395
Net realized and change in
unrealized gains (losses) on
investments	1,242,426	72,850	1,569	6,437	309,982	104,490

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,086,294	$68,771	$1,532	$9,828	$310,343	$107,225

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Stock Index Fund, Inc.*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche CROCI® International VIP (Class A)*	Deutsche Global Small Cap VIP (Class A)*	Deutsche Global Income Builder VIP (Class A) II*	Deutsche Government Money Market VIP (Class A) II*	Deutsche Small Mid Cap Growth VIP (Class A) II*	Dreyfus Stock Index Fund, Inc. (Initial Shares)*
NET INVESTMENT INCOME (LOSS)
Dividends	$12,182	$—	$30,737	$679	$442	$3,870
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(750)	(3,449)	(4,166)	(675)	(1,743)	(2,975)
Administrative expense	(528)	(2,474)	(3,023)	(465)	(1,242)	(225)
Net investment income (loss)	10,904	(5,923)	23,548	(461)	(2,543)	670

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	18,099	355,016	240,971	40,163	218,700	14,204
Cost of investments sold	24,571	391,112	217,547	40,163	183,175	8,924
Realized gains (losses) on fund
shares	(6,472)	(36,096)	23,424	—	35,525	5,280
Realized gain distributions	—	74,470	—	—	22,996	5,356
Net realized gains (losses)	(6,472)	38,374	23,424	—	58,521	10,636
Change in unrealized gains
(losses)	28,739	112,231	100,837	—	23,832	29,730
Net realized and change in
unrealized gains (losses) on
investments	22,267	150,605	124,261	—	82,353	40,366

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$33,171	$144,682	$147,809	$(461)	$79,810	$41,036

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund	VIP Equity-Income	VIP Government Money Market*
NET INVESTMENT INCOME (LOSS)
Dividends	$803	$282	$9,935	$40,898	$10,110	$133,421
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,075)	(523)	(42,631)	(52,362)	(7,910)	(265,050)
Administrative expense	(248)	(38)	(3,258)	(4,167)	(594)	(19,380)
Net investment income (loss)	(2,520)	(279)	(35,954)	(15,631)	1,606	(151,009)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	98,682	28,236	601,642	681,245	100,856	6,930,703
Cost of investments sold	98,682	21,128	601,642	544,288	91,908	6,930,703
Realized gains (losses) on fund
shares	—	7,108	—	136,957	8,948	—
Realized gain distributions	—	2,016	—	221,506	12,341	—
Net realized gains (losses)	—	9,124	—	358,463	21,289	—
Change in unrealized gains
(losses)	—	(2,753)	—	422,600	40,825	—
Net realized and change in
unrealized gains (losses) on
investments	—	6,371	—	781,063	62,114	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,520)	$6,092	$(35,954)	$765,432	$63,720	$(151,009)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Contrafund (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$6,626	$19,821	$58,428	$17,826	$6,224	$229,846
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(38,826)	(4,864)	(41,762)	(9,451)	(7,543)	(439,004)
Administrative expense	(3,037)	(396)	(3,307)	(812)	(578)	(57,589)
Net investment income (loss)	(35,237)	14,561	13,359	7,563	(1,897)	(266,747)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,008,373	155,927	449,589	206,165	452,087	6,087,228
Cost of investments sold	665,722	160,996	248,786	201,866	396,987	4,992,863
Realized gains (losses) on fund
shares	342,651	(5,069)	200,803	4,299	55,100	1,094,365
Realized gain distributions	228,506	—	10,521	3,894	403	1,650,503
Net realized gains (losses)	571,157	(5,069)	211,324	8,193	55,503	2,744,868
Change in unrealized gains
(losses)	339,260	12,229	379,366	9,194	104,001	2,956,833
Net realized and change in
unrealized gains (losses) on
investments	910,417	7,160	590,690	17,387	159,504	5,701,701

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$875,180	$21,721	$604,049	$24,950	$157,607	$5,434,954

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)*
NET INVESTMENT INCOME (LOSS)
Dividends	$7,347	$42,472	$37,642	$15,502	$11,098	$132,209
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,082)	(53,139)	(44,702)	(20,988)	(11,713)	(478,920)
Administrative expense	(478)	(7,162)	(5,706)	(2,876)	(1,544)	(47,739)
Net investment income (loss)	(213)	(17,829)	(12,766)	(8,362)	(2,159)	(394,450)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	115,437	1,535,705	619,193	362,093	104,424	13,413,871
Cost of investments sold	109,457	1,352,186	516,090	289,722	96,403	13,413,871
Realized gains (losses) on fund
shares	5,980	183,519	103,103	72,371	8,021	—
Realized gain distributions	10,354	83,692	83,218	54,886	7,000	—
Net realized gains (losses)	16,334	267,211	186,321	127,257	15,021	—
Change in unrealized gains
(losses)	33,763	153,597	228,347	142,374	38,432	—
Net realized and change in
unrealized gains (losses) on
investments	50,097	420,808	414,668	269,631	53,453	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$49,884	$402,979	$401,902	$261,269	$51,294	$(394,450)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$100	$48,926	$1,564	$117,540	$219,731	$13
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,803)	(73,871)	(21,433)	(33,823)	(203,471)	(7)
Administrative expense	(119)	(9,125)	(2,819)	(4,146)	(25,679)	—
Net investment income (loss)	(1,822)	(34,070)	(22,688)	79,571	(9,419)	6

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	15,057	1,216,282	273,208	520,216	1,703,217	11
Cost of investments sold	8,504	859,863	280,800	539,933	1,316,709	13
Realized gains (losses) on fund
shares	6,553	356,419	(7,592)	(19,717)	386,508	(2)
Realized gain distributions	8,597	121,266	194,879	—	43,759	2
Net realized gains (losses)	15,150	477,685	187,287	(19,717)	430,267	—
Change in unrealized gains
(losses)	19,741	203,824	239,541	54,792	2,003,547	7
Net realized and change in
unrealized gains (losses) on
investments	34,891	681,509	426,828	35,075	2,433,814	7

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$33,069	$647,439	$404,140	$114,646	$2,424,395	$13

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)*	Franklin Growth and Income VIP (Class 2)*	Franklin High Income VIP (Class 2)*	Franklin Income VIP (Class 2)*
NET INVESTMENT INCOME (LOSS)
Dividends	$45,510	$93	$—	$1,145,880	$3,582,960	$3,286,065
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(138,826)	(124)	(19,736)	(280,140)	(35,698)	(1,131,892)
Administrative expense	(18,036)	(7)	(2,467)	(37,304)	(3,263)	(127,386)
Net investment income (loss)	(111,352)	(38)	(22,203)	828,436	3,543,999	2,026,787

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,218,620	540	383,869	3,466,526	7,604,724	15,204,595
Cost of investments sold	2,021,431	489	469,266	3,067,317	11,345,110	14,670,048
Realized gains (losses) on fund
shares	197,189	51	(85,397)	399,209	(3,740,386)	534,547
Realized gain distributions	453,287	7	2,923	1,192,819	—	—
Net realized gains (losses)	650,476	58	(82,474)	1,592,028	(3,740,386)	534,547
Change in unrealized gains
(losses)	1,078,017	1,833	394,698	147,357	344,308	3,449,131
Net realized and change in
unrealized gains (losses) on
investments	1,728,493	1,891	312,224	1,739,385	(3,396,078)	3,983,678

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,617,141	$1,853	$290,021	$2,567,821	$147,921	$6,010,465

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Large Cap Growth VIP (Class 2)*	Franklin Mutual Global Discovery VIP (Class 2)*	Franklin Mutual Shares VIP (Class 2)*	Franklin Small Cap Value VIP (Class 2)*	Franklin Small-Mid Cap Growth VIP (Class 2)*	Franklin U.S. Government Securities VIP (Class 2)*
NET INVESTMENT INCOME (LOSS)
Dividends	$125,472	$165,714	$1,018,934	$102,617	$—	$273,259
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(293,897)	(133,973)	(674,536)	(285,479)	(9,470)	(148,528)
Administrative expense	(38,788)	(18,073)	(78,735)	(35,154)	(1,214)	(20,062)
Net investment income (loss)	(207,213)	13,668	265,663	(218,016)	(10,684)	104,669

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	5,648,262	1,973,770	8,443,907	4,109,000	120,696	2,346,268
Cost of investments sold	4,795,915	1,998,828	7,252,392	3,575,704	124,639	2,455,080
Realized gains (losses) on fund
shares	852,347	(25,058)	1,191,515	533,296	(3,943)	(108,812)
Realized gain distributions	1,603,519	527,640	1,847,819	1,403,479	65,868	—
Net realized gains (losses)	2,455,866	502,582	3,039,334	1,936,775	61,925	(108,812)
Change in unrealized gains
(losses)	2,474,335	122,917	(311,253)	(41,416)	69,431	(20,123)
Net realized and change in
unrealized gains (losses) on
investments	4,930,201	625,499	2,728,081	1,895,359	131,356	(128,935)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,722,988	$639,167	$2,993,744	$1,677,343	$120,672	$(24,266)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Developing Markets VIP (Class 2)*	Templeton Foreign VIP (Class 2)*	Templeton Global Bond VIP (Class 2)*	Templeton Growth VIP (Class 2)*	VIT Large Cap Value	VIT Mid Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$79,278	$1,141,323	$—	$10,961	$36,082	$15,628
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(118,570)	(644,593)	(13,650)	(8,613)	(34,702)	(31,392)
Administrative expense	(15,180)	(74,481)	(1,418)	(657)	(4,340)	(4,142)
Net investment income (loss)	(54,472)	422,249	(15,068)	1,691	(2,960)	(19,906)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,897,445	9,030,574	99,157	71,123	511,143	352,506
Cost of investments sold	1,974,359	8,970,231	100,113	60,043	527,582	326,395
Realized gains (losses) on fund
shares	(76,914)	60,343	(956)	11,080	(16,439)	26,111
Realized gain distributions	—	—	3,204	—	377,976	117,364
Net realized gains (losses)	(76,914)	60,343	2,248	11,080	361,537	143,475
Change in unrealized gains
(losses)	2,679,975	5,629,382	16,875	89,594	(181,925)	70,696
Net realized and change in
unrealized gains (losses) on
investments	2,603,061	5,689,725	19,123	100,674	179,612	214,171

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,548,589	$6,111,974	$4,055	$102,365	$176,652	$194,265

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson Forty (Institutional Shares)*	Lazard Retirement Emerging Markets Equity*	ClearBridge Variable Large Cap Value Portfolio I
NET INVESTMENT INCOME (LOSS)
Dividends	$21,810	$44	$47,222	$—	$2	$7
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(64,435)	(124)	(55,946)	(182)	(1)	(7)
Administrative expense	(7,904)	(9)	(6,997)	(13)	—	—
Net investment income (loss)	(50,529)	(89)	(15,721)	(195)	1	—

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	936,882	152	1,106,846	351	3	12
Cost of investments sold	860,131	103	749,002	276	2	11
Realized gains (losses) on fund
shares	76,751	49	357,844	75	1	1
Realized gain distributions	446,597	382	369,591	691	—	15
Net realized gains (losses)	523,348	431	727,435	766	1	16
Change in unrealized gains
(losses)	(87,740)	1,696	26,116	2,555	23	43
Net realized and change in
unrealized gains (losses) on
investments	435,608	2,127	753,551	3,321	24	59

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$385,079	$2,038	$737,830	$3,126	$25	$59

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$513,496	$35,029	$115,657	$—	$66,968	$795
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(182,290)	(50,611)	(134,761)	(78,674)	(168,174)	(9,808)
Administrative expense	(24,509)	(6,622)	(17,935)	(10,680)	(21,698)	(756)
Net investment income (loss)	306,697	(22,204)	(37,039)	(89,354)	(122,904)	(9,769)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,732,101	701,097	2,621,236	1,289,726	2,114,796	51,352
Cost of investments sold	2,583,321	623,304	1,938,935	1,319,724	1,651,316	33,097
Realized gains (losses) on fund
shares	148,780	77,793	682,301	(29,998)	463,480	18,255
Realized gain distributions	120,970	259,781	859,394	190,845	1,078,214	30,095
Net realized gains (losses)	269,750	337,574	1,541,695	160,847	1,541,694	48,350
Change in unrealized gains
(losses)	357,454	36,894	(494,265)	998,739	(850,760)	154,336
Net realized and change in
unrealized gains (losses) on
investments	627,204	374,468	1,047,430	1,159,586	690,934	202,686

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$933,901	$352,264	$1,010,391	$1,070,232	$568,030	$192,917

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities
NET INVESTMENT INCOME (LOSS)
Dividends	$15,596	$5,631	$—	$6,377	$27,867	$10,872
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,756)	(10,131)	(13,432)	(6,305)	(9,696)	(3,276)
Administrative expense	(239)	(773)	(1,110)	(468)	(832)	(249)
Net investment income (loss)	12,601	(5,273)	(14,542)	(396)	17,339	7,347

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	18,191	77,169	95,654	29,533	73,507	9,542
Cost of investments sold	19,057	56,723	82,945	22,063	69,590	8,091
Realized gains (losses) on fund
shares	(866)	20,446	12,709	7,470	3,917	1,451
Realized gain distributions	—	30,388	21,139	31,322	—	—
Net realized gains (losses)	(866)	50,834	33,848	38,792	3,917	1,451
Change in unrealized gains
(losses)	767	105,491	230,493	52,611	4,799	21,459
Net realized and change in
unrealized gains (losses) on
investments	(99)	156,325	264,341	91,403	8,716	22,910

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,502	$151,052	$249,799	$91,007	$26,055	$30,257

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Insurance Fund, Inc.*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	Morgan Stanley VIF Core Plus Fixed Income*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$693	$—	$407	$26,380	$5,493
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,222)	(1,792)	(1,006)	(520)	(8,851)	(2,690)
Administrative expense	(81)	(125)	(72)	(36)	(616)	(190)
Net investment income (loss)	(1,303)	(1,224)	(1,078)	(149)	16,913	2,613

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,785	7,674	18,682	1,435	224,748	83,015
Cost of investments sold	2,164	5,286	16,296	848	191,783	80,508
Realized gains (losses) on fund
shares	1,621	2,388	2,386	587	32,965	2,507
Realized gain distributions	3,372	4,963	1,465	2,443	—	—
Net realized gains (losses)	4,993	7,351	3,851	3,030	32,965	2,507
Change in unrealized gains
(losses)	16,747	17,817	13,068	4,041	27,318	3,701
Net realized and change in
unrealized gains (losses) on
investments	21,740	25,168	16,919	7,071	60,283	6,208

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$20,437	$23,944	$15,841	$6,922	$77,196	$8,821

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc.*	Morgan Stanley Variable Insurance Fund, Inc.*	Morgan Stanley Variable Insurance Fund, Inc.*	Morgan Stanley Variable Insurance Fund, Inc.*	Morgan Stanley Variable Insurance Fund, Inc.*	Morgan Stanley Variable Insurance Fund, Inc.*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Equity*	Morgan Stanley VIF Global Infrastructure*	Morgan Stanley VIF Global Strategist*	Morgan Stanley VIF Growth*	Morgan Stanley VIF Mid Cap Growth*	Morgan Stanley VIF U.S. Real Estate*
NET INVESTMENT INCOME (LOSS)
Dividends	$110,507	$878,688	$648,589	$—	$—	$218,227
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(230,222)	(489,674)	(753,467)	(380,992)	(167,023)	(231,213)
Administrative expense	(14,976)	(35,924)	(50,269)	(28,867)	(10,527)	(14,634)
Net investment income (loss)	(134,691)	353,090	(155,147)	(409,859)	(177,550)	(27,620)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,797,775	7,374,848	10,513,883	5,439,226	2,038,561	2,863,757
Cost of investments sold	2,431,738	7,873,003	10,170,406	4,067,488	1,994,784	2,054,983
Realized gains (losses) on fund
shares	366,037	(498,155)	343,477	1,371,738	43,777	808,774
Realized gain distributions	—	1,765,022	838,178	2,097,519	—	—
Net realized gains (losses)	366,037	1,266,867	1,181,655	3,469,257	43,777	808,774
Change in unrealized gains
(losses)	3,979,600	2,514,538	6,692,908	5,397,044	3,332,283	(602,688)
Net realized and change in
unrealized gains (losses) on
investments	4,345,637	3,781,405	7,874,563	8,866,301	3,376,060	206,086

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,210,946	$4,134,495	$7,719,416	$8,456,442	$3,198,510	$178,466

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Debt (Class II)*	Morgan Stanley VIF Emerging Markets Equity (Class II)*	Morgan Stanley VIF Global Franchise (Class II)*	Morgan Stanley VIF Global Infrastructure (Class II)*	Morgan Stanley VIF Global Strategist (Class II)*	Morgan Stanley VIF Growth (Class II)*
NET INVESTMENT INCOME (LOSS)
Dividends	$368,413	$31,655	$339,492	$237,345	$200,268	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(96,630)	(66,614)	(390,827)	(176,592)	(318,333)	(78,050)
Administrative expense	(13,019)	(8,663)	(49,849)	(12,129)	(24,591)	(10,113)
Net investment income (loss)	258,764	(43,622)	(101,184)	48,624	(142,656)	(88,163)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,570,922	1,311,745	5,557,420	1,519,734	3,639,524	1,136,247
Cost of investments sold	1,602,121	1,170,538	5,975,856	1,629,255	3,496,439	807,277
Realized gains (losses) on fund
shares	(31,199)	141,207	(418,436)	(109,521)	143,085	328,970
Realized gain distributions	—	—	3,277,467	516,418	284,944	458,215
Net realized gains (losses)	(31,199)	141,207	2,859,031	406,897	428,029	787,185
Change in unrealized gains
(losses)	299,771	1,198,411	2,798,464	659,244	2,245,854	1,062,022
Net realized and change in
unrealized gains (losses) on
investments	268,572	1,339,618	5,657,495	1,066,141	2,673,883	1,849,207

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$527,336	$1,295,996	$5,556,311	$1,114,765	$2,531,227	$1,761,044

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Mid Cap Growth (Class II)*	Morgan Stanley VIF Small Company Growth (Class II)*	Morgan Stanley VIF U.S. Real Estate (Class II)*	European Equity	Income Plus	Limited Duration
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$326,322	$661,497	$1,653,723	$118,076
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(180,373)	(28,526)	(372,693)	(296,845)	(606,300)	(69,950)
Administrative expense	(22,939)	(3,500)	(49,031)	(21,029)	(44,555)	(5,113)
Net investment income (loss)	(203,312)	(32,026)	(95,402)	343,623	1,002,868	43,013

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,305,569	6,096,971	4,454,064	3,607,087	10,311,674	1,004,119
Cost of investments sold	3,293,988	7,483,007	3,279,500	3,644,097	9,788,150	1,149,342
Realized gains (losses) on fund
shares	11,581	(1,386,036)	1,174,564	(37,010)	523,524	(145,223)
Realized gain distributions	—	75,050	—	—	—	—
Net realized gains (losses)	11,581	(1,310,986)	1,174,564	(37,010)	523,524	(145,223)
Change in unrealized gains
(losses)	3,897,555	1,828,412	(813,233)	4,073,317	817,467	95,073
Net realized and change in
unrealized gains (losses) on
investments	3,909,136	517,426	361,331	4,036,307	1,340,991	(50,150)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,705,824	$485,400	$265,929	$4,379,930	$2,343,859	$(7,137)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Multi Cap Growth	European Equity (Class Y Shares)	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$159,703	$1,605,951	$413,459	$—	$139
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,320,710)	(96,821)	(766,879)	(337,175)	(779,353)	(346)
Administrative expense	(157,566)	(7,244)	(73,286)	(27,993)	(61,370)	(23)
Net investment income (loss)	(2,478,276)	55,638	765,786	48,291	(840,723)	(230)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	30,277,544	768,606	8,953,963	3,115,172	9,606,229	680
Cost of investments sold	23,968,014	772,393	8,493,549	3,584,362	7,552,582	630
Realized gains (losses) on fund
shares	6,309,530	(3,787)	460,414	(469,190)	2,053,647	50
Realized gain distributions	17,953,834	—	—	—	4,927,066	649
Net realized gains (losses)	24,263,364	(3,787)	460,414	(469,190)	6,980,713	699
Change in unrealized gains
(losses)	45,939,233	1,067,690	1,048,014	265,720	11,842,286	2,111
Net realized and change in
unrealized gains (losses) on
investments	70,202,597	1,063,903	1,508,428	(203,470)	18,822,999	2,810

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$67,724,321	$1,119,541	$2,274,214	$(155,179)	$17,982,276	$2,580

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street
NET INVESTMENT INCOME (LOSS)
Dividends	$6,468	$20,034	$188	$20,719	$32,142	$16,573
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(35,210)	(13,929)	(8,492)	(26,777)	(18,640)	(18,127)
Administrative expense	(2,756)	(1,047)	(613)	(2,222)	(1,399)	(1,330)
Net investment income (loss)	(31,498)	5,058	(8,917)	(8,280)	12,103	(2,884)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	285,554	186,161	71,912	318,302	111,514	284,379
Cost of investments sold	223,556	158,963	50,235	224,874	111,400	211,620
Realized gains (losses) on fund
shares	61,998	27,198	21,677	93,428	114	72,759
Realized gain distributions	246,266	—	61,810	—	—	22,236
Net realized gains (losses)	308,264	27,198	83,487	93,428	114	94,995
Change in unrealized gains
(losses)	335,870	46,419	70,376	572,316	53,125	97,316
Net realized and change in
unrealized gains (losses) on
investments	644,134	73,617	153,863	665,744	53,239	192,311

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$612,636	$78,675	$144,946	$657,464	$65,342	$189,427

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond*	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$11,132	$11,886	$1,527	$113,393	$—	$56,657
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(14,495)	(5,924)	(237,299)	(96,339)	(88,837)	(108,995)
Administrative expense	(1,148)	(491)	(31,774)	(12,628)	(11,491)	(14,701)
Net investment income (loss)	(4,511)	5,471	(267,546)	4,426	(100,328)	(67,039)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	457,553	24,071	3,979,514	1,082,167	1,382,265	1,975,831
Cost of investments sold	376,754	28,668	3,205,573	1,022,896	954,778	1,498,691
Realized gains (losses) on fund
shares	80,799	(4,597)	773,941	59,271	427,487	477,140
Realized gain distributions	68,335	—	1,519,589	—	635,408	—
Net realized gains (losses)	149,134	(4,597)	2,293,530	59,271	1,062,895	477,140
Change in unrealized gains
(losses)	(8,631)	14,703	1,646,572	398,669	442,836	1,856,507
Net realized and change in
unrealized gains (losses) on
investments	140,503	10,106	3,940,102	457,940	1,505,731	2,333,647

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$135,992	$15,577	$3,672,556	$462,366	$1,405,403	$2,266,608

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)*	Foreign Bond (US Dollar-Hedged)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$705,156	$315,849	$89,239	$285,053	$30	$92,961
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(501,097)	(441,179)	(195,319)	(175,070)	(8)	(12,291)
Administrative expense	(67,624)	(57,715)	(25,949)	(24,692)	—	(1,571)
Net investment income (loss)	136,435	(183,045)	(132,029)	85,291	22	79,099

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,955,855	6,146,693	2,934,637	3,028,839	12	392,984
Cost of investments sold	7,062,735	4,639,801	2,256,063	3,300,660	11	855,642
Realized gains (losses) on fund
shares	(106,880)	1,506,892	678,574	(271,821)	1	(462,658)
Realized gain distributions	—	518,044	744,227	—	—	—
Net realized gains (losses)	(106,880)	2,024,936	1,422,801	(271,821)	1	(462,658)
Change in unrealized gains
(losses)	1,511,289	2,348,310	262,780	553,872	(15)	381,813
Net realized and change in
unrealized gains (losses) on
investments	1,404,409	4,373,246	1,685,581	282,051	(14)	(80,845)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,540,844	$4,190,201	$1,553,552	$367,342	$8	$(1,746)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Profunds VP	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)*	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	ProFund VP Large-Cap Value	VT American Government Income
NET INVESTMENT INCOME (LOSS)
Dividends	$28,667	$68,693	$35	$176,453	$—	$295,504
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(8,441)	(45,232)	(25)	(134,131)	(404)	(172,708)
Administrative expense	(1,096)	(5,886)	(1)	(17,487)	(31)	—
Net investment income (loss)	19,130	17,575	9	24,835	(435)	122,796

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	177,429	550,897	31	2,635,501	82,332	2,439,666
Cost of investments sold	183,468	567,440	30	2,636,062	80,287	2,821,720
Realized gains (losses) on fund
shares	(6,039)	(16,543)	1	(561)	2,045	(382,054)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(6,039)	(16,543)	1	(561)	2,045	(382,054)
Change in unrealized gains
(losses)	32,456	34,730	46	266,297	(1,852)	328,635
Net realized and change in
unrealized gains (losses) on
investments	26,417	18,187	47	265,736	193	(53,419)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$45,547	$35,762	$56	$290,571	$(242)	$69,377

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Capital Opportunities	VT Diversified Income	VT Equity Income*	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$17,145	$964,964	$1,026,917	$705,772	$287,572	$184,130
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(48,665)	(238,148)	(1,818,816)	(625,752)	(272,552)	(184,670)
Administrative expense	—	(210)	(61,173)	(27,030)	(11,790)	—
Net investment income (loss)	(31,520)	726,606	(853,072)	52,990	3,230	(540)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	505,396	2,243,951	19,708,889	7,081,213	2,671,024	1,767,562
Cost of investments sold	469,061	2,741,456	14,633,091	6,140,770	2,420,982	1,491,697
Realized gains (losses) on fund
shares	36,335	(497,505)	5,075,798	940,443	250,042	275,865
Realized gain distributions	283,818	—	1,818,902	—	682,278	—
Net realized gains (losses)	320,153	(497,505)	6,894,700	940,443	932,320	275,865
Change in unrealized gains
(losses)	(79,724)	714,599	16,085,425	4,628,222	1,601,907	2,871,328
Net realized and change in
unrealized gains (losses) on
investments	240,429	217,094	22,980,125	5,568,665	2,534,227	3,147,193

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$208,909	$943,700	$22,127,053	$5,621,655	$2,537,457	$3,146,653

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Health Care	VT Global Utilities	VT Government Money Market*	VT Growth and Income*	VT Growth Opportunities	VT High Yield
NET INVESTMENT INCOME (LOSS)
Dividends	$122,260	$224,041	$88,073	$2,309,865	$97,882	$1,423,857
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(315,629)	(109,262)	(519,079)	(569,427)	(1,344,917)	(334,901)
Administrative expense	(5,996)	(1,624)	(56,893)	(15,198)	(47,232)	(21,768)
Net investment income (loss)	(199,365)	113,155	(487,899)	1,725,240	(1,294,267)	1,067,188

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,311,496	1,505,742	13,781,009	117,781,951	15,755,244	4,357,063
Cost of investments sold	3,630,130	1,703,807	13,781,009	106,631,591	13,413,688	4,537,405
Realized gains (losses) on fund
shares	681,366	(198,065)	—	11,150,360	2,341,556	(180,342)
Realized gain distributions	1,981,964	481,030	—	12,743,538	1,261,589	—
Net realized gains (losses)	2,663,330	282,965	—	23,893,898	3,603,145	(180,342)
Change in unrealized gains
(losses)	477,393	1,055,022	—	(20,594,910)	21,508,487	376,694
Net realized and change in
unrealized gains (losses) on
investments	3,140,723	1,337,987	—	3,298,988	25,111,632	196,352

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,941,358	$1,451,142	$(487,899)	$5,024,228	$23,817,365	$1,263,540

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Income	VT International Equity	VT International Growth	VT International Value	VT Investors	VT Multi-Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$2,246,936	$1,302,931	$101,900	$160,221	$503,996	$443,215
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(710,460)	(842,613)	(134,789)	(147,814)	(634,971)	(982,012)
Administrative expense	(46,054)	(43,059)	—	(1)	(13,790)	(11,198)
Net investment income (loss)	1,490,422	417,259	(32,889)	12,406	(144,765)	(549,995)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,589,627	10,715,561	1,707,217	1,745,417	6,332,852	11,447,158
Cost of investments sold	8,132,034	11,044,829	1,298,188	1,998,219	4,135,252	7,598,574
Realized gains (losses) on fund
shares	(542,407)	(329,268)	409,029	(252,802)	2,197,600	3,848,584
Realized gain distributions	—	—	—	—	2,473,941	5,025,043
Net realized gains (losses)	(542,407)	(329,268)	409,029	(252,802)	4,671,541	8,873,627
Change in unrealized gains
(losses)	1,100,105	12,615,976	2,357,511	2,416,146	4,303,405	8,736,026
Net realized and change in
unrealized gains (losses) on
investments	557,698	12,286,708	2,766,540	2,163,344	8,974,946	17,609,653

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,048,120	$12,703,967	$2,733,651	$2,175,750	$8,830,181	$17,059,658

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Multi-Cap Value	VT Research	VT Small Cap Value	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)*
NET INVESTMENT INCOME (LOSS)
Dividends	$50,347	$140,725	$242,883	$281
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(86,626)	(301,937)	(497,390)	(294)
Administrative expense	—	(2,980)	(11,646)	(25)
Net investment income (loss)	(36,279)	(164,192)	(266,153)	(38)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,243,509	3,745,105	5,589,750	328
Cost of investments sold	1,090,424	1,965,530	5,432,600	277
Realized gains (losses) on fund
shares	153,085	1,779,575	157,150	51
Realized gain distributions	281,942	—	1,378,523	1,615
Net realized gains (losses)	435,027	1,779,575	1,535,673	1,666
Change in unrealized gains
(losses)	148,617	2,636,895	755,157	1,580
Net realized and change in
unrealized gains (losses) on
investments	583,644	4,416,470	2,290,830	3,246

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$547,365	$4,252,278	$2,024,677	$3,208

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(71,752)	$(72,586)	$(37,752)	$(36,252)	$(102,137)	$(111,157)
Net realized gains (losses)	196,917	174,065	147,369	92,636	563,531	341,031
Change in unrealized gains (losses)	282,221	63,760	201,240	47,200	422,548	110,912
Increase (decrease) in net assets from operations	407,386	165,239	310,857	103,584	883,942	340,786

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,350	1,500	—	—	6,650	6,650
Benefit payments	—	—	—	—	(310)	(12,846)
Payments on termination	(641,470)	(306,560)	(293,572)	(121,610)	(1,303,223)	(661,520)
Contract Maintenance Charge	(11,813)	(11,757)	(9,086)	(8,747)	(40,470)	(44,583)
Transfers among the sub-accounts and with the
Fixed Account - net	166,115	(123,479)	8,871	22,785	59,293	(80,640)
Increase (decrease) in net assets from contract
transactions	(485,818)	(440,296)	(293,787)	(107,572)	(1,278,060)	(792,939)

INCREASE (DECREASE) IN NET ASSETS	(78,432)	(275,057)	17,070	(3,988)	(394,118)	(452,153)
NET ASSETS AT BEGINNING OF PERIOD	4,093,676	4,368,733	2,193,459	2,197,447	7,341,448	7,793,601
NET ASSETS AT END OF PERIOD	$4,015,244	$4,093,676	$2,210,529	$2,193,459	$6,947,330	$7,341,448

UNITS OUTSTANDING
Units outstanding at beginning of period	376,458	418,877	159,319	168,012	547,239	607,567
Units issued	27,151	55,735	5,092	14,231	9,926	14,394
Units redeemed	(68,383)	(98,154)	(25,045)	(22,924)	(103,030)	(74,722)
Units outstanding at end of period	335,226	376,458	139,366	159,319	454,135	547,239

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST BlackRock iShares ETF*		AST BlackRock Low Duration Bond
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(595)	$(292)	$(279)	$—	$(1,259)	$(1,090)
Net realized gains (losses)	5,573	46	1,561	—	(129)	(44)
Change in unrealized gains (losses)	(2,583)	1,238	—	—	1,832	1,495
Increase (decrease) in net assets from operations	2,395	992	1,282	—	444	361

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(291)	(326)
Payments on termination	(17,630)	—	(4,677)	—	(3,608)	—
Contract Maintenance Charge	—	(6)	(26)	—	(28)	(18)
Transfers among the sub-accounts and with the
Fixed Account - net	(270)	—	3,421	—	12,286	—
Increase (decrease) in net assets from contract
transactions	(17,900)	(6)	(1,282)	—	8,359	(344)

INCREASE (DECREASE) IN NET ASSETS	(15,505)	986	—	—	8,803	17
NET ASSETS AT BEGINNING OF PERIOD	19,610	18,624	—	—	89,129	89,112
NET ASSETS AT END OF PERIOD	$4,105	$19,610	$—	$—	$97,932	$89,129

UNITS OUTSTANDING
Units outstanding at beginning of period	1,710	1,711	—	—	7,759	7,788
Units issued	7,766	—	6,944	—	1,102	—
Units redeemed	(9,153)	(1)	(6,944)	—	(337)	(29)
Units outstanding at end of period	323	1,710	—	—	8,524	7,759

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock/Loomis Sayles Bond*		AST Bond Portfolio 2018		AST Bond Portfolio 2019
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(989)	$(1,113)	$(5,538)	$(6,582)	$(5,961)	$(6,084)
Net realized gains (losses)	737	988	8,645	2,347	(203)	(199)
Change in unrealized gains (losses)	2,565	2,733	(6,080)	4,568	2,604	4,843
Increase (decrease) in net assets from operations	2,313	2,608	(2,973)	333	(3,560)	(1,440)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(629)	(698)	—	—	—	—
Payments on termination	(5,492)	(1,931)	(64,580)	(10,954)	—	—
Contract Maintenance Charge	(26)	(34)	(210)	(280)	(35)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	728	(6,193)	—	—	1	—
Increase (decrease) in net assets from contract
transactions	(5,419)	(8,856)	(64,790)	(11,234)	(34)	(35)

INCREASE (DECREASE) IN NET ASSETS	(3,106)	(6,248)	(67,763)	(10,901)	(3,594)	(1,475)
NET ASSETS AT BEGINNING OF PERIOD	78,699	84,947	417,175	428,076	316,225	317,700
NET ASSETS AT END OF PERIOD	$75,593	$78,699	$349,412	$417,175	$312,631	$316,225

UNITS OUTSTANDING
Units outstanding at beginning of period	5,758	6,402	30,311	31,122	23,464	23,466
Units issued	141	129	—	—	—	—
Units redeemed	(534)	(773)	(4,696)	(811)	(3)	(2)
Units outstanding at end of period	5,365	5,758	25,615	30,311	23,461	23,464

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2022		AST Bond Portfolio 2023		AST Bond Portfolio 2024
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,120)	$(2,786)	$(850)	$(878)	$(851)	$(1,245)
Net realized gains (losses)	18,636	360	130	148	2,971	162
Change in unrealized gains (losses)	(15,579)	2,393	831	962	(1,990)	1,404
Increase (decrease) in net assets from operations	937	(33)	111	232	130	321

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(147,790)	—	—	—	(30,000)	—
Contract Maintenance Charge	—	—	(70)	(70)	(35)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	1	—	—	(1)	—
Increase (decrease) in net assets from contract
transactions	(147,791)	1	(70)	(70)	(30,036)	(35)

INCREASE (DECREASE) IN NET ASSETS	(146,854)	(32)	41	162	(29,906)	286
NET ASSETS AT BEGINNING OF PERIOD	146,854	146,886	56,707	56,545	79,996	79,710
NET ASSETS AT END OF PERIOD	$—	$146,854	$56,748	$56,707	$50,090	$79,996

UNITS OUTSTANDING
Units outstanding at beginning of period	12,219	12,219	5,450	5,457	7,935	7,939
Units issued	—	—	—	—	—	—
Units redeemed	(12,219)	—	(6)	(7)	(2,975)	(4)
Units outstanding at end of period	—	12,219	5,444	5,450	4,960	7,935

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2025		AST Bond Portfolio 2026		AST Bond Portfolio 2027
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$—	$(9,713)	$(11,672)	$(4,020)	$(3,608)	$(1,485)
Net realized gains (losses)	—	104,594	(8,846)	(527)	(8,873)	(3,402)
Change in unrealized gains (losses)	—	(18,816)	32,782	(37,209)	19,347	(19,715)
Increase (decrease) in net assets from operations	—	76,065	12,264	(41,756)	6,866	(24,602)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	(75,652)	(21,437)	(228,718)	(171,614)	(4,172)
Contract Maintenance Charge	—	(142)	(276)	(171)	(107)	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1,069,620)	(134,917)	957,637	(58,323)	361,320
Increase (decrease) in net assets from contract
transactions	—	(1,145,414)	(156,630)	728,748	(230,044)	357,148

INCREASE (DECREASE) IN NET ASSETS	—	(1,069,349)	(144,366)	686,992	(223,178)	332,546
NET ASSETS AT BEGINNING OF PERIOD	—	1,069,349	794,438	107,446	332,546	—
NET ASSETS AT END OF PERIOD	$—	$—	$650,072	$794,438	$109,368	$332,546

UNITS OUTSTANDING
Units outstanding at beginning of period	—	94,057	79,536	10,807	33,602	—
Units issued	—	—	39,112	111,400	15,007	39,229
Units redeemed	—	(94,057)	(53,976)	(42,671)	(37,622)	(5,627)
Units outstanding at end of period	—	—	64,672	79,536	10,987	33,602

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Capital Growth Asset Allocation		AST Cohen & Steers Realty		AST Defensive Asset Allocation*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(79,369)	$(78,446)	$(158)	$(268)	$(1,590)	$(12,712)
Net realized gains (losses)	389,553	438,760	115	6,412	5,943	23,684
Change in unrealized gains (losses)	366,908	(129,707)	476	(5,274)	—	5,308
Increase (decrease) in net assets from operations	677,092	230,607	433	870	4,353	16,280

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,140	240	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(736,414)	(1,049,042)	(224)	(19,964)	—	—
Contract Maintenance Charge	(12,961)	(17,429)	(14)	(14)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	641,414	263,377	175	(1,532)	(354,408)	(339,685)
Increase (decrease) in net assets from contract
transactions	(103,821)	(802,854)	(63)	(21,510)	(354,408)	(339,685)

INCREASE (DECREASE) IN NET ASSETS	573,271	(572,247)	370	(20,640)	(350,055)	(323,405)
NET ASSETS AT BEGINNING OF PERIOD	4,411,379	4,983,626	9,750	30,390	350,055	673,460
NET ASSETS AT END OF PERIOD	$4,984,650	$4,411,379	$10,120	$9,750	$—	$350,055

UNITS OUTSTANDING
Units outstanding at beginning of period	341,624	403,333	598	1,871	35,122	69,205
Units issued	89,630	66,821	26	32	—	35,122
Units redeemed	(97,313)	(128,530)	(30)	(1,305)	(35,122)	(69,205)
Units outstanding at end of period	333,941	341,624	594	598	—	35,122

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST FI Pyramis® Quantitative		AST Global Real Estate		AST Goldman Sachs Large-Cap Value*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,628)	$(23,649)	$(32)	$(36)	$(1,261)	$(1,215)
Net realized gains (losses)	112,984	73,896	139	209	1,005	516
Change in unrealized gains (losses)	106,349	(18,843)	69	(183)	6,250	7,751
Increase (decrease) in net assets from operations	196,705	31,404	176	(10)	5,994	7,052

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(890)	(878)
Payments on termination	(227,037)	(193,872)	(261)	(386)	(3,948)	(668)
Contract Maintenance Charge	(5,394)	(5,973)	(13)	(13)	(15)	(20)
Transfers among the sub-accounts and with the
Fixed Account - net	(114,631)	(22,278)	(1)	—	1	(5,522)
Increase (decrease) in net assets from contract
transactions	(347,062)	(222,123)	(275)	(399)	(4,852)	(7,088)

INCREASE (DECREASE) IN NET ASSETS	(150,357)	(190,719)	(99)	(409)	1,142	(36)
NET ASSETS AT BEGINNING OF PERIOD	1,448,740	1,639,459	2,187	2,596	77,757	77,793
NET ASSETS AT END OF PERIOD	$1,298,383	$1,448,740	$2,088	$2,187	$78,899	$77,757

UNITS OUTSTANDING
Units outstanding at beginning of period	126,896	147,240	173	203	6,082	6,667
Units issued	13,441	25,067	—	—	—	—
Units redeemed	(41,977)	(45,411)	(22)	(30)	(357)	(585)
Units outstanding at end of period	98,360	126,896	151	173	5,725	6,082

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Mid-Cap Growth		AST Goldman Sachs Multi-Asset*		AST Goldman Sachs Small-Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,384)	$(1,302)	$(6,378)	$(5,310)	$(91)	$(96)
Net realized gains (losses)	767	2,581	9,795	34,804	3,915	91
Change in unrealized gains (losses)	26,217	(694)	37,258	(14,623)	(3,485)	1,621
Increase (decrease) in net assets from operations	25,600	585	40,675	14,871	339	1,616

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(491)	(487)	—	—	—	—
Payments on termination	(929)	(978)	(2,904)	(192,937)	(6,515)	(119)
Contract Maintenance Charge	(18)	(23)	(834)	(1,345)	(15)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	724	(7,980)	(99,846)	184,996	(4)	(3)
Increase (decrease) in net assets from contract
transactions	(714)	(9,468)	(103,584)	(9,286)	(6,534)	(135)

INCREASE (DECREASE) IN NET ASSETS	24,886	(8,883)	(62,909)	5,585	(6,195)	1,481
NET ASSETS AT BEGINNING OF PERIOD	100,358	109,241	457,320	451,735	8,786	7,305
NET ASSETS AT END OF PERIOD	$125,244	$100,358	$394,411	$457,320	$2,591	$8,786

UNITS OUTSTANDING
Units outstanding at beginning of period	5,863	6,419	38,058	38,268	386	394
Units issued	105	118	14,231	20,119	—	—
Units redeemed	(139)	(674)	(23,069)	(20,329)	(280)	(8)
Units outstanding at end of period	5,829	5,863	29,220	38,058	106	386

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Government Money Market		AST High Yield		AST Hotchkis & Wiley Large-Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,490)	$(7,199)	$(313)	$(421)	$(12)	$(11)
Net realized gains (losses)	—	—	489	3,565	4	2
Change in unrealized gains (losses)	—	—	1,541	1,830	204	180
Increase (decrease) in net assets from operations	(5,490)	(7,199)	1,717	4,974	196	171

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4	138	—	—	—	—
Benefit payments	(314,728)	(605,705)	(382)	(387)	—	—
Payments on termination	(572)	(5,450)	(804)	(24,100)	—	—
Contract Maintenance Charge	(41)	(46)	(20)	(23)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	226,058	686,829	(505)	339	—	—
Increase (decrease) in net assets from contract
transactions	(89,279)	75,766	(1,711)	(24,171)	(2)	(2)

INCREASE (DECREASE) IN NET ASSETS	(94,769)	68,567	6	(19,197)	194	169
NET ASSETS AT BEGINNING OF PERIOD	458,259	389,692	27,938	47,135	1,083	914
NET ASSETS AT END OF PERIOD	$363,490	$458,259	$27,944	$27,938	$1,277	$1,083

UNITS OUTSTANDING
Units outstanding at beginning of period	51,054	43,020	1,777	3,433	80	81
Units issued	33,339	86,430	—	25	—	—
Units redeemed	(43,522)	(78,396)	(105)	(1,681)	—	(1)
Units outstanding at end of period	40,871	51,054	1,672	1,777	80	80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST International Growth		AST International Value		AST Investment Grade Bond
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(545)	$(527)	$(649)	$(671)	$(30,982)	$(46,584)
Net realized gains (losses)	1,189	297	1,071	(416)	69,761	187,963
Change in unrealized gains (losses)	12,126	(1,919)	9,754	648	25,522	(2,314)
Increase (decrease) in net assets from operations	12,770	(2,149)	10,176	(439)	64,301	139,065

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(4,817)	(1,469)	(12,636)	(821)	(142,140)	(360,778)
Contract Maintenance Charge	(26)	(26)	(19)	(23)	(18,581)	(27,012)
Transfers among the sub-accounts and with the
Fixed Account - net	1,238	(854)	—	(4,060)	(1,059,767)	(220,432)
Increase (decrease) in net assets from contract
transactions	(3,605)	(2,349)	(12,655)	(4,904)	(1,220,488)	(608,222)

INCREASE (DECREASE) IN NET ASSETS	9,165	(4,498)	(2,479)	(5,343)	(1,156,187)	(469,157)
NET ASSETS AT BEGINNING OF PERIOD	39,844	44,342	50,939	56,282	2,682,153	3,151,310
NET ASSETS AT END OF PERIOD	$49,009	$39,844	$48,460	$50,939	$1,525,966	$2,682,153

UNITS OUTSTANDING
Units outstanding at beginning of period	4,446	4,706	5,804	6,381	169,581	204,910
Units issued	439	415	—	—	7,697	180,023
Units redeemed	(797)	(675)	(1,247)	(577)	(83,401)	(215,352)
Units outstanding at end of period	4,088	4,446	4,557	5,804	93,877	169,581

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity		AST J.P. Morgan Strategic Opportunities
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,280)	$(1,378)	$(917)	$(720)	$(41,625)	$(39,882)
Net realized gains (losses)	4,759	5,515	246	65	65,985	120,884
Change in unrealized gains (losses)	16,593	(327)	14,770	819	225,977	(36,647)
Increase (decrease) in net assets from operations	19,072	3,810	14,099	164	250,337	44,355

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,835	860
Benefit payments	—	—	—	—	—	—
Payments on termination	(9,838)	(14,355)	(296)	—	(126,323)	(191,956)
Contract Maintenance Charge	(645)	(655)	(4)	(4)	(10,585)	(11,011)
Transfers among the sub-accounts and with the
Fixed Account - net	29,333	2,728	50,000	1	129,920	(31,371)
Increase (decrease) in net assets from contract
transactions	18,850	(12,282)	49,700	(3)	(5,153)	(233,478)

INCREASE (DECREASE) IN NET ASSETS	37,922	(8,472)	63,799	161	245,184	(189,123)
NET ASSETS AT BEGINNING OF PERIOD	112,980	121,452	47,323	47,162	2,431,645	2,620,768
NET ASSETS AT END OF PERIOD	$150,902	$112,980	$111,122	$47,323	$2,676,829	$2,431,645

UNITS OUTSTANDING
Units outstanding at beginning of period	8,323	9,292	5,208	5,208	199,597	219,736
Units issued	15,478	881	4,594	—	18,500	25,408
Units redeemed	(14,066)	(1,850)	(27)	—	(18,323)	(45,547)
Units outstanding at end of period	9,735	8,323	9,775	5,208	199,774	199,597

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Loomis Sayles Large-Cap Growth		AST Lord Abbett Core Fixed Income		AST MFS Global Equity
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,579)	$(2,431)	$(606)	$(642)	$(709)	$(724)
Net realized gains (losses)	12,917	9,142	594	597	5,809	3,181
Change in unrealized gains (losses)	40,213	895	1,105	849	7,985	1,288
Increase (decrease) in net assets from operations	50,551	7,606	1,093	804	13,085	3,745

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(2,342)	(2,235)	(631)	(712)	(974)	(949)
Payments on termination	(22,503)	(5,864)	(2,320)	(2,524)	(12,476)	(257)
Contract Maintenance Charge	(40)	(49)	(24)	(27)	(2)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	(105)	(12,066)	(1)	—	(1)	(6,725)
Increase (decrease) in net assets from contract
transactions	(24,990)	(20,214)	(2,976)	(3,263)	(13,453)	(7,936)

INCREASE (DECREASE) IN NET ASSETS	25,561	(12,608)	(1,883)	(2,459)	(368)	(4,191)
NET ASSETS AT BEGINNING OF PERIOD	169,709	182,317	51,475	53,934	60,887	65,078
NET ASSETS AT END OF PERIOD	$195,270	$169,709	$49,592	$51,475	$60,519	$60,887

UNITS OUTSTANDING
Units outstanding at beginning of period	10,362	11,597	3,777	4,012	3,973	4,513
Units issued	—	1	—	—	—	—
Units redeemed	(1,252)	(1,236)	(214)	(235)	(751)	(540)
Units outstanding at end of period	9,110	10,362	3,563	3,777	3,222	3,973

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST MFS Growth		AST Neuberger Berman/LSV Mid-Cap Value		AST New Discovery Asset Allocation
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(46)	$(39)	$(337)	$(345)	$(3,768)	$(3,539)
Net realized gains (losses)	319	24	2,334	783	1,637	437
Change in unrealized gains (losses)	724	40	949	3,596	26,228	6,964
Increase (decrease) in net assets from operations	997	25	2,946	4,034	24,097	3,862

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(472)	—	(6,037)	(341)	(8,695)	(4,318)
Contract Maintenance Charge	(9)	(10)	(27)	(29)	(3)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	—	2	757	(480)	3,376	1,130
Increase (decrease) in net assets from contract
transactions	(481)	(8)	(5,307)	(850)	(5,322)	(3,190)

INCREASE (DECREASE) IN NET ASSETS	516	17	(2,361)	3,184	18,775	672
NET ASSETS AT BEGINNING OF PERIOD	3,525	3,508	27,263	24,079	172,720	172,048
NET ASSETS AT END OF PERIOD	$4,041	$3,525	$24,902	$27,263	$191,495	$172,720

UNITS OUTSTANDING
Units outstanding at beginning of period	215	215	1,479	1,524	14,151	14,400
Units issued	—	—	109	125	632	771
Units redeemed	(25)	—	(386)	(170)	(1,040)	(1,020)
Units outstanding at end of period	190	215	1,202	1,479	13,743	14,151

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Parametric Emerging Markets Equity		AST Preservation Asset Allocation*		AST Prudential Growth Allocation*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(155)	$(163)	$(94,614)	$(92,689)	$(188,468)	$(158,760)
Net realized gains (losses)	2,483	(136)	256,896	217,824	228,855	365,315
Change in unrealized gains (losses)	460	1,493	347,597	115,314	1,608,586	596,701
Increase (decrease) in net assets from operations	2,788	1,194	509,879	240,449	1,648,973	803,256

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	650	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(9,223)	(276)	(294,863)	(376,949)	(493,806)	(445,420)
Contract Maintenance Charge	(33)	(30)	(25,824)	(25,686)	(71,652)	(61,687)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(1)	182,846	(111,062)	1,912,913	(116,102)
Increase (decrease) in net assets from contract
transactions	(9,257)	(307)	(137,841)	(513,697)	1,348,105	(623,209)

INCREASE (DECREASE) IN NET ASSETS	(6,469)	887	372,038	(273,248)	2,997,078	180,047
NET ASSETS AT BEGINNING OF PERIOD	12,462	11,575	5,846,940	6,120,188	10,654,839	10,474,792
NET ASSETS AT END OF PERIOD	$5,993	$12,462	$6,218,978	$5,846,940	$13,651,917	$10,654,839

UNITS OUTSTANDING
Units outstanding at beginning of period	1,454	1,498	438,782	477,598	879,480	936,726
Units issued	—	—	141,526	31,735	171,493	159,411
Units redeemed	(878)	(44)	(149,766)	(70,551)	(66,223)	(216,657)
Units outstanding at end of period	576	1,454	430,542	438,782	984,750	879,480

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST QMA US Equity Alpha		AST RCM World Trends		AST Schroders Global Tactical*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(609)	$(628)	$(23,296)	$(22,239)	$(5,072)	$(15,394)
Net realized gains (losses)	2,203	5,530	35,487	45,122	248,980	9,319
Change in unrealized gains (losses)	8,820	1,817	165,992	12,677	(199,822)	60,367
Increase (decrease) in net assets from operations	10,414	6,719	178,183	35,560	44,086	54,292

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	5,850	5,850
Benefit payments	(1,156)	(1,099)	—	—	—	—
Payments on termination	(2,085)	(294)	(93,119)	(68,736)	(86,655)	(60,963)
Contract Maintenance Charge	(10)	(14)	(3,808)	(3,828)	(1,654)	(4,760)
Transfers among the sub-accounts and with the
Fixed Account - net	1,992	(8,939)	42,493	(32,312)	(1,057,588)	4,595
Increase (decrease) in net assets from contract
transactions	(1,259)	(10,346)	(54,434)	(104,876)	(1,140,047)	(55,278)

INCREASE (DECREASE) IN NET ASSETS	9,155	(3,627)	123,749	(69,316)	(1,095,961)	(986)
NET ASSETS AT BEGINNING OF PERIOD	50,535	54,162	1,279,922	1,349,238	1,095,961	1,096,947
NET ASSETS AT END OF PERIOD	$59,690	$50,535	$1,403,671	$1,279,922	$—	$1,095,961

UNITS OUTSTANDING
Units outstanding at beginning of period	2,946	3,605	108,183	117,201	84,572	89,119
Units issued	233	153	12,402	6,173	1,799	5,564
Units redeemed	(294)	(812)	(16,629)	(15,191)	(86,371)	(10,111)
Units outstanding at end of period	2,885	2,946	103,956	108,183	—	84,572

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth		AST Small-Cap Growth Opportunities		AST Small-Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9)	$(11)	$(264)	$(267)	$(420)	$(394)
Net realized gains (losses)	32	92	869	1,403	1,856	714
Change in unrealized gains (losses)	109	14	4,506	142	402	7,531
Increase (decrease) in net assets from operations	132	95	5,111	1,278	1,838	7,851

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(535)	(488)	—	—
Payments on termination	—	—	(939)	(780)	(4,335)	(340)
Contract Maintenance Charge	(2)	(2)	(13)	(15)	(10)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	416	(312)	699	(4,058)	310	(200)
Increase (decrease) in net assets from contract
transactions	414	(314)	(788)	(5,341)	(4,035)	(552)

INCREASE (DECREASE) IN NET ASSETS	546	(219)	4,323	(4,063)	(2,197)	7,299
NET ASSETS AT BEGINNING OF PERIOD	297	516	19,698	23,761	35,810	28,511
NET ASSETS AT END OF PERIOD	$843	$297	$24,021	$19,698	$33,613	$35,810

UNITS OUTSTANDING
Units outstanding at beginning of period	16	32	1,296	1,669	1,900	1,930
Units issued	59	54	123	149	46	69
Units redeemed	(37)	(70)	(165)	(522)	(267)	(99)
Units outstanding at end of period	38	16	1,254	1,296	1,679	1,900

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Templeton Global Bond		AST T. Rowe Price Asset Allocation		AST T. Rowe Price Large-Cap Growth
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(462)	$(569)	$(72,019)	$(72,057)	$(206)	$(224)
Net realized gains (losses)	46	(604)	212,255	327,690	13,517	269
Change in unrealized gains (losses)	1,043	2,233	406,495	(27,728)	(7,519)	284
Increase (decrease) in net assets from operations	627	1,060	546,731	227,905	5,792	329

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	375	1,500	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(18,922)	(1,307)	(365,668)	(520,102)	(19,325)	—
Contract Maintenance Charge	(14)	(19)	(13,024)	(13,953)	(7)	(7)
Transfers among the sub-accounts and with the
Fixed Account - net	167	(4,396)	182,160	(357,977)	539	(357)
Increase (decrease) in net assets from contract
transactions	(18,769)	(5,722)	(196,157)	(890,532)	(18,793)	(364)

INCREASE (DECREASE) IN NET ASSETS	(18,142)	(4,662)	350,574	(662,627)	(13,001)	(35)
NET ASSETS AT BEGINNING OF PERIOD	40,970	45,632	4,048,551	4,711,178	19,738	19,773
NET ASSETS AT END OF PERIOD	$22,828	$40,970	$4,399,125	$4,048,551	$6,737	$19,738

UNITS OUTSTANDING
Units outstanding at beginning of period	3,549	4,078	291,441	359,399	1,011	1,029
Units issued	37	49	33,683	39,521	67	62
Units redeemed	(1,605)	(578)	(45,561)	(107,479)	(823)	(80)
Units outstanding at end of period	1,981	3,549	279,563	291,441	255	1,011

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Large-Cap Value*		AST T. Rowe Price Natural Resources		AST WEDGE Capital Mid-Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(238)	$(220)	$(584)	$(952)	$(566)	$(582)
Net realized gains (losses)	214	50	—	(4,221)	6,182	4,355
Change in unrealized gains (losses)	2,465	916	4,269	19,666	280	880
Increase (decrease) in net assets from operations	2,441	746	3,685	14,493	5,896	4,653

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(801)	(437)	(3,460)	(34,994)	(8,770)	(285)
Contract Maintenance Charge	(12)	(13)	(26)	(30)	—	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	309	(100)	707	(190)	—	(7,568)
Increase (decrease) in net assets from contract
transactions	(504)	(550)	(2,779)	(35,214)	(8,770)	(7,857)

INCREASE (DECREASE) IN NET ASSETS	1,937	196	906	(20,721)	(2,874)	(3,204)
NET ASSETS AT BEGINNING OF PERIOD	16,387	16,191	44,110	64,831	38,767	41,971
NET ASSETS AT END OF PERIOD	$18,324	$16,387	$45,016	$44,110	$35,893	$38,767

UNITS OUTSTANDING
Units outstanding at beginning of period	1,472	1,521	5,074	9,202	2,296	2,796
Units issued	74	105	204	636	—	—
Units redeemed	(113)	(154)	(522)	(4,764)	(463)	(500)
Units outstanding at end of period	1,433	1,472	4,756	5,074	1,833	2,296

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	AST Wellington Management Hedged Equity		AST Western Asset Core Plus Bond		Invesco V.I. American Franchise
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,688)	$(3,735)	$(120)	$(122)	$(1,057,348)	$(1,050,812)
Net realized gains (losses)	10,636	9,455	122	97	10,502,646	9,658,478
Change in unrealized gains (losses)	19,217	5,646	614	524	7,490,040	(8,254,875)
Increase (decrease) in net assets from operations	26,165	11,366	616	499	16,935,338	352,791

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	50,762	42,745
Benefit payments	—	—	(679)	(741)	(2,321,720)	(2,135,753)
Payments on termination	(33,732)	(10,459)	—	—	(5,760,759)	(4,695,301)
Contract Maintenance Charge	(372)	(341)	—	—	(42,124)	(44,837)
Transfers among the sub-accounts and with the
Fixed Account - net	30,986	(13,548)	—	—	(1,942,457)	(1,513,668)
Increase (decrease) in net assets from contract
transactions	(3,118)	(24,348)	(679)	(741)	(10,016,298)	(8,346,814)

INCREASE (DECREASE) IN NET ASSETS	23,047	(12,982)	(63)	(242)	6,919,040	(7,994,023)
NET ASSETS AT BEGINNING OF PERIOD	215,263	228,245	11,988	12,230	69,718,581	77,712,604
NET ASSETS AT END OF PERIOD	$238,310	$215,263	$11,925	$11,988	$76,637,621	$69,718,581

UNITS OUTSTANDING
Units outstanding at beginning of period	19,544	21,710	895	951	4,453,672	5,003,762
Units issued	6,208	5,529	—	—	102,934	180,555
Units redeemed	(6,371)	(7,695)	(49)	(56)	(641,660)	(730,645)
Units outstanding at end of period	19,381	19,544	846	895	3,914,946	4,453,672

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value		Invesco V.I. Comstock		Invesco V.I. Core Equity
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(288,949)	$(435,542)	$154,492	$16,327	$(264,751)	$(453,187)
Net realized gains (losses)	1,138,712	2,198,340	2,335,148	2,918,417	6,068,639	6,873,865
Change in unrealized gains (losses)	1,652,937	2,388,417	912,853	212,514	1,305,267	(881,344)
Increase (decrease) in net assets from operations	2,502,700	4,151,215	3,402,493	3,147,258	7,109,155	5,539,334

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,340	26,178	1,338	1,513	21,250	48,529
Benefit payments	(997,039)	(1,503,938)	(925,873)	(940,979)	(2,944,026)	(2,073,435)
Payments on termination	(2,734,875)	(2,314,303)	(1,944,993)	(1,968,602)	(4,743,268)	(4,805,286)
Contract Maintenance Charge	(25,306)	(29,296)	(9,100)	(9,937)	(32,909)	(37,305)
Transfers among the sub-accounts and with the
Fixed Account - net	(225,414)	(968,276)	(93,502)	(705,583)	(1,480,230)	(1,544,799)
Increase (decrease) in net assets from contract
transactions	(3,977,294)	(4,789,635)	(2,972,130)	(3,623,588)	(9,179,183)	(8,412,296)

INCREASE (DECREASE) IN NET ASSETS	(1,474,594)	(638,420)	430,363	(476,330)	(2,070,028)	(2,872,962)
NET ASSETS AT BEGINNING OF PERIOD	33,850,566	34,488,986	23,183,778	23,660,108	65,415,243	68,288,205
NET ASSETS AT END OF PERIOD	$32,375,972	$33,850,566	$23,614,141	$23,183,778	$63,345,215	$65,415,243

UNITS OUTSTANDING
Units outstanding at beginning of period	1,422,236	1,643,489	1,038,320	1,224,354	3,186,361	3,613,133
Units issued	36,944	45,352	55,130	46,394	51,530	94,533
Units redeemed	(200,189)	(266,605)	(182,807)	(232,428)	(474,782)	(521,305)
Units outstanding at end of period	1,258,991	1,422,236	910,643	1,038,320	2,763,109	3,186,361

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Core Plus Bond		Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$122,530	$175,631	$303,680	$(170,586)	$49,794	$104,413
Net realized gains (losses)	(108,482)	(127,158)	14,832,901	8,709,523	995,602	898,197
Change in unrealized gains (losses)	288,260	282,422	(6,180,546)	8,158,536	1,023,117	1,860,862
Increase (decrease) in net assets from operations	302,308	330,895	8,956,035	16,697,473	2,068,513	2,863,472

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	190	150	47,488	21,491	268	1,352
Benefit payments	(149,460)	(324,660)	(6,149,913)	(5,808,246)	(1,025,446)	(735,398)
Payments on termination	(461,497)	(337,049)	(9,716,646)	(8,331,786)	(1,907,739)	(1,311,583)
Contract Maintenance Charge	(1,993)	(2,216)	(54,607)	(61,105)	(8,745)	(9,531)
Transfers among the sub-accounts and with the
Fixed Account - net	11,459	154,446	(1,902,442)	(827,804)	188,728	94,463
Increase (decrease) in net assets from contract
transactions	(601,301)	(509,329)	(17,776,120)	(15,007,450)	(2,752,934)	(1,960,697)

INCREASE (DECREASE) IN NET ASSETS	(298,993)	(178,434)	(8,820,085)	1,690,023	(684,421)	902,775
NET ASSETS AT BEGINNING OF PERIOD	6,380,860	6,559,294	136,355,860	134,665,837	23,418,674	22,515,899
NET ASSETS AT END OF PERIOD	$6,081,867	$6,380,860	$127,535,775	$136,355,860	$22,734,253	$23,418,674

UNITS OUTSTANDING
Units outstanding at beginning of period	424,467	459,051	2,662,332	2,962,919	1,180,287	1,281,327
Units issued	25,708	30,228	31,681	90,872	47,389	70,358
Units redeemed	(63,379)	(64,812)	(385,251)	(391,459)	(182,781)	(171,398)
Units outstanding at end of period	386,796	424,467	2,308,762	2,662,332	1,044,895	1,180,287

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Global Core Equity		Invesco V.I. Government Money Market		Invesco V.I. Government Securities
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(75,856)	$(105,024)	$(30,954)	$(57,700)	$44,743	$42,524
Net realized gains (losses)	671,837	91,616	—	—	(47,609)	(34,434)
Change in unrealized gains (losses)	4,418,307	1,343,625	—	—	40,388	(12,844)
Increase (decrease) in net assets from operations	5,014,288	1,330,217	(30,954)	(57,700)	37,522	(4,754)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,816	2,657	—	—	—	—
Benefit payments	(1,559,439)	(1,235,582)	(151,530)	(457,351)	(310,606)	(340,175)
Payments on termination	(1,980,098)	(1,737,341)	(1,448,671)	(841,218)	(355,845)	(450,251)
Contract Maintenance Charge	(11,667)	(13,271)	(2,666)	(3,134)	(3,148)	(3,330)
Transfers among the sub-accounts and with the
Fixed Account - net	(460,135)	(439,410)	1,100,644	266,148	45,198	156,875
Increase (decrease) in net assets from contract
transactions	(4,009,523)	(3,422,947)	(502,223)	(1,035,555)	(624,401)	(636,881)

INCREASE (DECREASE) IN NET ASSETS	1,004,765	(2,092,730)	(533,177)	(1,093,255)	(586,879)	(641,635)
NET ASSETS AT BEGINNING OF PERIOD	25,766,950	27,859,680	3,850,635	4,943,890	7,013,342	7,654,977
NET ASSETS AT END OF PERIOD	$26,771,715	$25,766,950	$3,317,458	$3,850,635	$6,426,463	$7,013,342

UNITS OUTSTANDING
Units outstanding at beginning of period	1,145,543	1,303,077	351,454	446,504	432,738	472,581
Units issued	11,422	30,958	111,661	55,387	20,756	25,506
Units redeemed	(174,762)	(188,492)	(159,333)	(150,437)	(58,490)	(65,349)
Units outstanding at end of period	982,203	1,145,543	303,782	351,454	395,004	432,738

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. High Yield		Invesco V.I. International Growth		Invesco V.I. Managed Volatility
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$297,701	$324,487	$3,594	$(7,298)	$(5,043)	$22,966
Net realized gains (losses)	(41,132)	(156,549)	773,375	744,971	(78,702)	(82,037)
Change in unrealized gains (losses)	305,224	944,030	2,327,722	(1,043,889)	567,446	496,012
Increase (decrease) in net assets from operations	561,793	1,111,968	3,104,691	(306,216)	483,701	436,941

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,955	2,580	724	9,741	7,928	—
Benefit payments	(429,616)	(422,781)	(380,788)	(246,267)	(104,412)	(84,582)
Payments on termination	(798,864)	(819,465)	(949,952)	(1,186,143)	(247,952)	(486,607)
Contract Maintenance Charge	(5,923)	(6,663)	(6,745)	(7,727)	(2,014)	(2,266)
Transfers among the sub-accounts and with the
Fixed Account - net	(54,427)	(48,429)	(269,060)	(463,755)	398,427	(263,919)
Increase (decrease) in net assets from contract
transactions	(1,286,875)	(1,294,758)	(1,605,821)	(1,894,151)	51,977	(837,374)

INCREASE (DECREASE) IN NET ASSETS	(725,082)	(182,790)	1,498,870	(2,200,367)	535,678	(400,433)
NET ASSETS AT BEGINNING OF PERIOD	12,014,375	12,197,165	15,291,985	17,492,352	5,269,435	5,669,868
NET ASSETS AT END OF PERIOD	$11,289,293	$12,014,375	$16,790,855	$15,291,985	$5,805,113	$5,269,435

UNITS OUTSTANDING
Units outstanding at beginning of period	659,375	728,405	791,467	886,317	200,174	234,677
Units issued	51,210	35,967	15,678	22,263	25,751	3,940
Units redeemed	(116,974)	(104,997)	(85,852)	(117,113)	(22,684)	(38,443)
Units outstanding at end of period	593,611	659,375	721,293	791,467	203,241	200,174

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(85,167)	$(122,907)	$(88,029)	$(88,207)	$45,022	$74,370
Net realized gains (losses)	302,576	614,908	565,330	890,184	3,755,540	3,587,183
Change in unrealized gains (losses)	912,781	496,094	698,142	(912,336)	2,180,596	(739,151)
Increase (decrease) in net assets from operations	1,130,190	988,095	1,175,443	(110,359)	5,981,158	2,922,402

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	192	228	180	180	350,750	35,450
Benefit payments	(306,509)	(201,961)	(193,100)	(456,752)	(1,924,524)	(1,343,693)
Payments on termination	(319,705)	(678,410)	(214,430)	(642,263)	(1,415,408)	(2,022,767)
Contract Maintenance Charge	(2,534)	(2,829)	(2,166)	(2,397)	(11,313)	(12,227)
Transfers among the sub-accounts and with the
Fixed Account - net	(155,664)	(393,898)	(278,576)	(344,145)	433,478	(252,328)
Increase (decrease) in net assets from contract
transactions	(784,220)	(1,276,870)	(688,092)	(1,445,377)	(2,567,017)	(3,595,565)

INCREASE (DECREASE) IN NET ASSETS	345,970	(288,775)	487,351	(1,555,736)	3,414,141	(673,163)
NET ASSETS AT BEGINNING OF PERIOD	8,876,809	9,165,584	5,925,058	7,480,794	31,797,693	32,470,856
NET ASSETS AT END OF PERIOD	$9,222,779	$8,876,809	$6,412,409	$5,925,058	$35,211,834	$31,797,693

UNITS OUTSTANDING
Units outstanding at beginning of period	394,539	454,241	258,655	321,363	1,608,072	1,802,888
Units issued	7,828	6,288	4,489	14,426	102,391	94,187
Units redeemed	(40,373)	(65,990)	(31,608)	(77,134)	(219,596)	(289,003)
Units outstanding at end of period	361,994	394,539	231,536	258,655	1,490,867	1,608,072

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology		Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(38,220)	$(33,951)	$(63,105)	$(55,511)	$(345,614)	$(332,005)
Net realized gains (losses)	254,335	166,546	(39,736)	1,579,057	3,450,137	3,124,170
Change in unrealized gains (losses)	540,973	(199,915)	1,028,838	(645,735)	1,221,910	(2,802,614)
Increase (decrease) in net assets from operations	757,088	(67,320)	925,997	877,811	4,326,433	(10,449)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,200	1,200	168	168	2,238	9,747
Benefit payments	(125,615)	(62,046)	(219,303)	(167,212)	(461,585)	(447,793)
Payments on termination	(148,336)	(101,064)	(174,849)	(294,835)	(2,042,836)	(1,368,982)
Contract Maintenance Charge	(1,334)	(1,306)	(2,428)	(2,487)	(36,161)	(43,085)
Transfers among the sub-accounts and with the
Fixed Account - net	14,244	(118,458)	(76,468)	(210,014)	(629,692)	(225,241)
Increase (decrease) in net assets from contract
transactions	(259,841)	(281,674)	(472,880)	(674,380)	(3,168,036)	(2,075,354)

INCREASE (DECREASE) IN NET ASSETS	497,247	(348,994)	453,117	203,431	1,158,397	(2,085,803)
NET ASSETS AT BEGINNING OF PERIOD	2,365,631	2,714,625	6,094,652	5,891,221	18,504,854	20,590,657
NET ASSETS AT END OF PERIOD	$2,862,878	$2,365,631	$6,547,769	$6,094,652	$19,663,251	$18,504,854

UNITS OUTSTANDING
Units outstanding at beginning of period	125,885	141,418	361,926	408,122	1,092,199	1,216,178
Units issued	3,131	1,447	8,112	6,773	30,926	41,152
Units redeemed	(14,589)	(16,980)	(33,884)	(52,969)	(185,664)	(165,131)
Units outstanding at end of period	114,427	125,885	336,154	361,926	937,461	1,092,199

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value II		Invesco V.I. Comstock II		Invesco V.I. Core Equity II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(210,695)	$(314,435)	$124,154	$(315,365)	$(12,536)	$(17,379)
Net realized gains (losses)	822,524	1,331,349	8,009,381	9,466,142	145,570	173,910
Change in unrealized gains (losses)	785,352	1,488,956	2,519,258	1,077,015	(53)	(52,803)
Increase (decrease) in net assets from operations	1,397,181	2,505,870	10,652,793	10,227,792	132,981	103,728

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,060	6,955	32,811	10,126	—	—
Benefit payments	(1,010,586)	(620,789)	(2,184,693)	(2,300,291)	(83,584)	(32,503)
Payments on termination	(2,508,592)	(2,160,847)	(8,290,681)	(6,440,217)	(127,076)	(84,462)
Contract Maintenance Charge	(48,635)	(71,434)	(112,452)	(166,622)	(2,323)	(3,512)
Transfers among the sub-accounts and with the
Fixed Account - net	(200,278)	(557,353)	(2,061,735)	(1,987,205)	(129,847)	(85,082)
Increase (decrease) in net assets from contract
transactions	(3,762,031)	(3,403,468)	(12,616,750)	(10,884,209)	(342,830)	(205,559)

INCREASE (DECREASE) IN NET ASSETS	(2,364,850)	(897,598)	(1,963,957)	(656,417)	(209,849)	(101,831)
NET ASSETS AT BEGINNING OF PERIOD	20,560,292	21,457,890	77,191,044	77,847,461	1,389,168	1,490,999
NET ASSETS AT END OF PERIOD	$18,195,442	$20,560,292	$75,227,087	$77,191,044	$1,179,319	$1,389,168

UNITS OUTSTANDING
Units outstanding at beginning of period	696,592	824,068	3,478,924	4,022,046	85,386	99,530
Units issued	25,221	38,223	61,258	85,703	638	9,566
Units redeemed	(151,809)	(165,699)	(600,481)	(628,825)	(19,598)	(23,710)
Units outstanding at end of period	570,004	696,592	2,939,701	3,478,924	66,426	85,386

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Core Plus Bond II		Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,641	$2,259	$(87,370)	$(188,701)	$(67,990)	$(15,506)
Net realized gains (losses)	(1,140)	(4,137)	3,231,416	1,930,439	1,376,488	1,271,567
Change in unrealized gains (losses)	4,275	9,005	(1,278,426)	1,838,270	919,485	1,863,101
Increase (decrease) in net assets from operations	4,776	7,127	1,865,620	3,580,008	2,227,983	3,119,162

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	60	7,649	18,413	46,101
Benefit payments	(4,658)	—	(1,428,575)	(1,074,806)	(1,103,046)	(692,040)
Payments on termination	(3,331)	(10,895)	(1,822,974)	(2,203,923)	(2,135,428)	(2,176,766)
Contract Maintenance Charge	—	—	(27,567)	(43,575)	(37,138)	(55,558)
Transfers among the sub-accounts and with the
Fixed Account - net	97	(26,916)	(395,849)	225,022	286,480	(527,312)
Increase (decrease) in net assets from contract
transactions	(7,892)	(37,811)	(3,674,905)	(3,089,633)	(2,970,719)	(3,405,575)

INCREASE (DECREASE) IN NET ASSETS	(3,116)	(30,684)	(1,809,285)	490,375	(742,736)	(286,413)
NET ASSETS AT BEGINNING OF PERIOD	114,315	144,999	30,949,602	30,459,227	26,673,486	26,959,899
NET ASSETS AT END OF PERIOD	$111,199	$114,315	$29,140,317	$30,949,602	$25,930,750	$26,673,486

UNITS OUTSTANDING
Units outstanding at beginning of period	8,531	11,212	1,601,206	1,769,473	1,259,043	1,437,684
Units issued	7	7	42,737	68,008	86,594	44,244
Units redeemed	(575)	(2,688)	(225,937)	(236,275)	(220,526)	(222,885)
Units outstanding at end of period	7,963	8,531	1,418,006	1,601,206	1,125,111	1,259,043

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Global Core Equity II		Invesco V.I. Government Money Market II		Invesco V.I. Government Securities II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(105,985)	$(125,269)	$(5,986)	$(8,002)	$7	$(208)
Net realized gains (losses)	296,202	61,159	—	—	(4,837)	(1,761)
Change in unrealized gains (losses)	2,114,421	609,018	—	—	4,769	1,452
Increase (decrease) in net assets from operations	2,304,638	544,908	(5,986)	(8,002)	(61)	(517)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,875	—	—	—	—
Benefit payments	(296,868)	(392,646)	(1,709)	(17,198)	(10,556)	—
Payments on termination	(933,743)	(731,708)	(2,217)	(29,368)	(55,005)	(32,444)
Contract Maintenance Charge	(14,891)	(20,931)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(299,306)	(278,157)	(14,157)	(7,494)	418	(15,570)
Increase (decrease) in net assets from contract
transactions	(1,544,808)	(1,421,567)	(18,083)	(54,060)	(65,143)	(48,014)

INCREASE (DECREASE) IN NET ASSETS	759,830	(876,659)	(24,069)	(62,062)	(65,204)	(48,531)
NET ASSETS AT BEGINNING OF PERIOD	12,004,077	12,880,736	524,994	587,056	233,828	282,359
NET ASSETS AT END OF PERIOD	$12,763,907	$12,004,077	$500,925	$524,994	$168,624	$233,828

UNITS OUTSTANDING
Units outstanding at beginning of period	867,357	973,293	56,987	63,130	18,369	21,949
Units issued	7,246	11,130	12	35	881	25
Units redeemed	(107,886)	(117,066)	(1,936)	(6,178)	(5,848)	(3,605)
Units outstanding at end of period	766,717	867,357	55,063	56,987	13,402	18,369

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Growth and Income II		Invesco V.I. High Yield II		Invesco V.I. International Growth II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(162,302)	$(317,707)	$148,994	$155,466	$(8,642)	$(10,292)
Net realized gains (losses)	2,583,258	3,909,523	(29,612)	(101,235)	82,463	21,858
Change in unrealized gains (losses)	2,155,262	2,772,969	181,501	557,230	308,051	(61,374)
Increase (decrease) in net assets from operations	4,576,218	6,364,785	300,883	611,461	381,872	(49,808)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,237	20,850	306	556	—	550
Benefit payments	(1,469,590)	(1,156,728)	(285,445)	(266,236)	(7,540)	(33,915)
Payments on termination	(3,959,002)	(3,634,380)	(398,100)	(355,738)	(180,721)	(150,998)
Contract Maintenance Charge	(98,221)	(137,626)	(5,475)	(13,032)	(7,859)	(8,629)
Transfers among the sub-accounts and with the
Fixed Account - net	(437,018)	(1,675,924)	173,010	(144,445)	(194,130)	56,145
Increase (decrease) in net assets from contract
transactions	(5,956,594)	(6,583,808)	(515,704)	(778,895)	(390,250)	(136,847)

INCREASE (DECREASE) IN NET ASSETS	(1,380,376)	(219,023)	(214,821)	(167,434)	(8,378)	(186,655)
NET ASSETS AT BEGINNING OF PERIOD	41,533,020	41,752,043	7,162,936	7,330,370	1,968,666	2,155,321
NET ASSETS AT END OF PERIOD	$40,152,644	$41,533,020	$6,948,115	$7,162,936	$1,960,288	$1,968,666

UNITS OUTSTANDING
Units outstanding at beginning of period	1,505,363	1,773,048	581,882	637,550	188,233	200,917
Units issued	48,471	64,289	24,655	14,351	6,144	10,639
Units redeemed	(253,855)	(331,974)	(60,965)	(70,019)	(40,650)	(23,323)
Units outstanding at end of period	1,299,979	1,505,363	545,572	581,882	153,727	188,233

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Managed Volatility II		Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(372)	$81	$(16,525)	$(21,820)	$(122,903)	$(122,311)
Net realized gains (losses)	(5,037)	(7,529)	59,587	83,768	716,707	882,362
Change in unrealized gains (losses)	14,705	15,718	95,128	72,228	733,048	(861,717)
Increase (decrease) in net assets from operations	9,296	8,270	138,190	134,176	1,326,852	(101,666)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	650	568
Benefit payments	(31,751)	(4,768)	(47,893)	(33,110)	(137,572)	(89,000)
Payments on termination	(2,247)	(27,201)	(170,483)	(74,679)	(651,517)	(436,005)
Contract Maintenance Charge	—	—	(344)	(1,958)	(16,472)	(18,161)
Transfers among the sub-accounts and with the
Fixed Account - net	(7)	12	(129,264)	(37,311)	(512,360)	(247,993)
Increase (decrease) in net assets from contract
transactions	(34,005)	(31,957)	(347,984)	(147,058)	(1,317,271)	(790,591)

INCREASE (DECREASE) IN NET ASSETS	(24,709)	(23,687)	(209,794)	(12,882)	9,581	(892,257)
NET ASSETS AT BEGINNING OF PERIOD	117,204	140,891	1,247,913	1,260,795	7,127,959	8,020,216
NET ASSETS AT END OF PERIOD	$92,495	$117,204	$1,038,119	$1,247,913	$7,137,540	$7,127,959

UNITS OUTSTANDING
Units outstanding at beginning of period	4,644	6,093	66,570	74,948	338,530	376,809
Units issued	1	1	294	371	29,188	38,779
Units redeemed	(1,242)	(1,450)	(17,491)	(8,749)	(85,102)	(77,058)
Units outstanding at end of period	3,403	4,644	49,373	66,570	282,616	338,530

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. S&P 500 Index II		Invesco V.I. Technology II		Invesco V.I. Value Opportunities II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(167,082)	$(130,698)	$(136)	$(131)	$(58,893)	$(57,082)
Net realized gains (losses)	5,757,469	5,691,157	1,464	697	(60,999)	1,018,850
Change in unrealized gains (losses)	2,836,084	(1,465,508)	1,094	(891)	611,436	(427,400)
Increase (decrease) in net assets from operations	8,426,471	4,094,951	2,422	(325)	491,544	534,368

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	62,030	1,849	—	—	—	450
Benefit payments	(860,868)	(1,711,349)	—	—	(189,814)	(99,862)
Payments on termination	(3,739,942)	(3,043,649)	(2,621)	(2,031)	(345,668)	(250,733)
Contract Maintenance Charge	(58,944)	(91,401)	—	—	(4,464)	(12,494)
Transfers among the sub-accounts and with the
Fixed Account - net	(655,124)	(860,088)	(174)	(27)	(411,852)	(147,772)
Increase (decrease) in net assets from contract
transactions	(5,252,848)	(5,704,638)	(2,795)	(2,058)	(951,798)	(510,411)

INCREASE (DECREASE) IN NET ASSETS	3,173,623	(1,609,687)	(373)	(2,383)	(460,254)	23,957
NET ASSETS AT BEGINNING OF PERIOD	47,057,807	48,667,494	7,242	9,625	3,817,178	3,793,221
NET ASSETS AT END OF PERIOD	$50,231,430	$47,057,807	$6,869	$7,242	$3,356,924	$3,817,178

UNITS OUTSTANDING
Units outstanding at beginning of period	2,658,934	2,967,366	410	533	225,098	258,628
Units issued	60,890	85,272	4	7	5,412	9,220
Units redeemed	(327,137)	(393,704)	(124)	(130)	(61,080)	(42,750)
Units outstanding at end of period	2,392,687	2,658,934	290	410	169,430	225,098

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Growth		AB VPS Growth & Income		AB VPS International Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(242,841)	$(243,536)	$(182,708)	$(369,213)	$6,520	$(49,495)
Net realized gains (losses)	1,744,266	2,455,701	5,611,574	4,955,234	(109,617)	(345,744)
Change in unrealized gains (losses)	2,531,358	(2,357,714)	1,049,997	(933,533)	1,688,344	180,544
Increase (decrease) in net assets from operations	4,032,783	(145,549)	6,478,863	3,652,488	1,585,247	(214,695)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	204	204	849	29,358	1,400	1,380
Benefit payments	(629,036)	(516,116)	(1,707,450)	(3,523,701)	(169,566)	(203,336)
Payments on termination	(1,692,661)	(1,396,809)	(2,904,752)	(3,276,778)	(1,099,610)	(927,687)
Contract Maintenance Charge	(21,212)	(27,408)	(26,931)	(38,990)	(20,589)	(28,494)
Transfers among the sub-accounts and with the
Fixed Account - net	(418,398)	(434,444)	(806,040)	(691,183)	(833,114)	409,941
Increase (decrease) in net assets from contract
transactions	(2,761,103)	(2,374,573)	(5,444,324)	(7,501,294)	(2,121,479)	(748,196)

INCREASE (DECREASE) IN NET ASSETS	1,271,680	(2,520,122)	1,034,539	(3,848,806)	(536,232)	(962,891)
NET ASSETS AT BEGINNING OF PERIOD	13,602,037	16,122,159	42,440,088	46,288,894	7,726,270	8,689,161
NET ASSETS AT END OF PERIOD	$14,873,717	$13,602,037	$43,474,627	$42,440,088	$7,190,038	$7,726,270

UNITS OUTSTANDING
Units outstanding at beginning of period	922,549	1,079,179	2,154,246	2,553,854	784,351	858,947
Units issued	22,146	19,682	33,718	107,171	9,216	73,773
Units redeemed	(170,484)	(176,312)	(292,583)	(506,779)	(198,975)	(148,369)
Units outstanding at end of period	774,211	922,549	1,895,381	2,154,246	594,592	784,351

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Large Cap Growth		AB VPS Small/Mid Cap Value		AB VPS Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(246,359)	$(241,538)	$(156,132)	$(135,872)	$(4,079)	$(2,324)
Net realized gains (losses)	1,957,317	2,512,720	937,648	699,685	40,255	16,480
Change in unrealized gains (losses)	2,044,897	(2,194,684)	304,778	1,507,851	32,595	43,610
Increase (decrease) in net assets from operations	3,755,855	76,498	1,086,294	2,071,664	68,771	57,766

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	600	1,400	1,100	—	—
Benefit payments	(419,386)	(473,944)	(390,685)	(234,828)	(39,893)	(21,547)
Payments on termination	(1,458,568)	(1,039,365)	(1,398,342)	(959,139)	(93,513)	(66,912)
Contract Maintenance Charge	(14,645)	(15,793)	(34,845)	(42,582)	(568)	(2,062)
Transfers among the sub-accounts and with the
Fixed Account - net	(511,832)	(76,667)	553,475	(265,338)	(3,014)	(1,323)
Increase (decrease) in net assets from contract
transactions	(2,403,831)	(1,605,169)	(1,268,997)	(1,500,787)	(136,988)	(91,844)

INCREASE (DECREASE) IN NET ASSETS	1,352,024	(1,528,671)	(182,703)	570,877	(68,217)	(34,078)
NET ASSETS AT BEGINNING OF PERIOD	13,722,823	15,251,494	10,817,432	10,246,555	682,471	716,549
NET ASSETS AT END OF PERIOD	$15,074,847	$13,722,823	$10,634,729	$10,817,432	$614,254	$682,471

UNITS OUTSTANDING
Units outstanding at beginning of period	1,099,395	1,229,314	304,816	353,879	48,372	55,440
Units issued	27,499	52,004	33,725	10,763	1,132	446
Units redeemed	(192,079)	(181,923)	(67,327)	(59,826)	(10,325)	(7,514)
Units outstanding at end of period	934,815	1,099,395	271,214	304,816	39,179	48,372

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	American Century Variable Portfolios, Inc.		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	American Century VP International		Deutsche Bond VIP (Class A)*		Deutsche Capital Growth VIP (Class A)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37)	$(21)	$3,391	$8,173	$361	$849
Net realized gains (losses)	28	16	(226)	(179)	191,344	127,625
Change in unrealized gains (losses)	1,541	(380)	6,663	1,443	118,638	(84,686)
Increase (decrease) in net assets from operations	1,532	(385)	9,828	9,437	310,343	43,788

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	400	500
Benefit payments	—	—	(4,708)	(3,308)	(24,064)	29,108
Payments on termination	—	—	—	—	(92,240)	(98,072)
Contract Maintenance Charge	(4)	(4)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	2	—	322	9,229	(45,214)	45,794
Increase (decrease) in net assets from contract
transactions	(2)	(4)	(4,386)	5,921	(161,118)	(22,670)

INCREASE (DECREASE) IN NET ASSETS	1,530	(389)	5,442	15,358	149,225	21,118
NET ASSETS AT BEGINNING OF PERIOD	5,234	5,623	196,568	181,210	1,273,284	1,252,166
NET ASSETS AT END OF PERIOD	$6,764	$5,234	$202,010	$196,568	$1,422,509	$1,273,284

UNITS OUTSTANDING
Units outstanding at beginning of period	321	321	11,876	11,515	56,218	57,221
Units issued	—	—	188	709	8,503	5,285
Units redeemed	(1)	—	(453)	(348)	(14,658)	(6,288)
Units outstanding at end of period	320	321	11,611	11,876	50,063	56,218

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Core Equity VIP (Class A)*		Deutsche CROCI® International VIP (Class A)*		Deutsche Global Small Cap VIP (Class A)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,735	$3,740	$10,904	$17,619	$(5,923)	$(2,684)
Net realized gains (losses)	73,095	71,408	(6,472)	(24,223)	38,374	81,934
Change in unrealized gains (losses)	31,395	(29,244)	28,739	5,613	112,231	(77,285)
Increase (decrease) in net assets from operations	107,225	45,904	33,171	(991)	144,682	1,965

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	180	180	180	180
Benefit payments	(7,575)	(251)	(2,770)	11,759	(14,472)	(7,038)
Payments on termination	(45,426)	(76,172)	(12,836)	(25,054)	(56,884)	(49,270)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	5,814	20,579	(1,283)	(14,525)	(58,613)	(46,621)
Increase (decrease) in net assets from contract
transactions	(47,187)	(55,844)	(16,709)	(27,640)	(129,789)	(102,749)

INCREASE (DECREASE) IN NET ASSETS	60,038	(9,940)	16,462	(28,631)	14,893	(100,784)
NET ASSETS AT BEGINNING OF PERIOD	553,247	563,187	165,833	194,464	808,849	909,633
NET ASSETS AT END OF PERIOD	$613,285	$553,247	$182,295	$165,833	$823,742	$808,849

UNITS OUTSTANDING
Units outstanding at beginning of period	26,573	29,656	14,982	17,562	23,562	26,735
Units issued	3,133	1,568	13	2,014	5,815	290
Units redeemed	(5,204)	(4,651)	(1,395)	(4,594)	(9,242)	(3,463)
Units outstanding at end of period	24,502	26,573	13,600	14,982	20,135	23,562

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series II		Deutsche Variable Series II		Deutsche Variable Series II
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Global Income Builder VIP (Class A) II*		Deutsche Government Money Market VIP (Class A) II*		Deutsche Small Mid Cap Growth VIP (Class A) II*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,548	$35,096	$(461)	$(1,329)	$(2,543)	$(2,666)
Net realized gains (losses)	23,424	1,941	—	—	58,521	63,431
Change in unrealized gains (losses)	100,837	23,848	—	—	23,832	(30,463)
Increase (decrease) in net assets from operations	147,809	60,885	(461)	(1,329)	79,810	30,302

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	240	240
Benefit payments	(10,368)	8,836	(2,629)	19,380	(4,882)	(2,027)
Payments on termination	(186,502)	(43,627)	—	(36,804)	(12,533)	(10,097)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(7,815)	(16,976)	(36,091)	24,994	(73,590)	37,399
Increase (decrease) in net assets from contract
transactions	(204,685)	(51,767)	(38,720)	7,570	(90,765)	25,515

INCREASE (DECREASE) IN NET ASSETS	(56,876)	9,118	(39,181)	6,241	(10,955)	55,817
NET ASSETS AT BEGINNING OF PERIOD	1,063,732	1,054,614	183,289	177,048	416,515	360,698
NET ASSETS AT END OF PERIOD	$1,006,856	$1,063,732	$144,108	$183,289	$405,560	$416,515

UNITS OUTSTANDING
Units outstanding at beginning of period	66,145	69,533	18,098	17,366	21,099	19,791
Units issued	1,747	2,302	35	5,669	5,717	2,218
Units redeemed	(13,863)	(5,690)	(3,846)	(4,937)	(9,867)	(910)
Units outstanding at end of period	54,029	66,145	14,287	18,098	16,949	21,099

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Stock Index Fund, Inc.*		Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund
	Sub-Account		Sub-Account		Sub-Account
	Dreyfus Stock Index Fund, Inc. (Initial Shares)*		VIF Government Money Market		VIF Growth & Income
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$670	$1,792	$(2,520)	$(4,704)	$(279)	$(129)
Net realized gains (losses)	10,636	137,490	—	—	9,124	12,093
Change in unrealized gains (losses)	29,730	(102,837)	—	—	(2,753)	(9,042)
Increase (decrease) in net assets from operations	41,036	36,445	(2,520)	(4,704)	6,092	2,922

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,022	—	—
Benefit payments	(310)	(24,352)	(39,377)	(30,009)	—	(15,728)
Payments on termination	(10,449)	(236,531)	(55,028)	(16,962)	(27,353)	(2,300)
Contract Maintenance Charge	(203)	(210)	(134)	(144)	(67)	(69)
Transfers among the sub-accounts and with the
Fixed Account - net	(41)	(128,704)	(213)	266	(253)	(13,292)
Increase (decrease) in net assets from contract
transactions	(11,003)	(389,797)	(94,752)	(45,827)	(27,673)	(31,389)

INCREASE (DECREASE) IN NET ASSETS	30,033	(353,352)	(97,272)	(50,531)	(21,581)	(28,467)
NET ASSETS AT BEGINNING OF PERIOD	213,500	566,852	328,196	378,727	43,599	72,066
NET ASSETS AT END OF PERIOD	$243,533	$213,500	$230,924	$328,196	$22,018	$43,599

UNITS OUTSTANDING
Units outstanding at beginning of period	10,304	30,043	32,119	36,549	2,107	3,715
Units issued	—	3	59	473	—	2
Units redeemed	(535)	(19,742)	(9,388)	(4,903)	(1,156)	(1,610)
Units outstanding at end of period	9,769	10,304	22,790	32,119	951	2,107

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Insurance Series		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	Federated Government Money Fund II		VIP Contrafund		VIP Equity-Income
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(35,954)	$(53,711)	$(15,631)	$(18,943)	$1,606	$4,692
Net realized gains (losses)	—	—	358,463	395,291	21,289	34,581
Change in unrealized gains (losses)	—	—	422,600	(139,816)	40,825	51,533
Increase (decrease) in net assets from operations	(35,954)	(53,711)	765,432	236,532	63,720	90,806

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,810	2,060	23,510	43,543	180	180
Benefit payments	(56,923)	(78,672)	(26,722)	(38,327)	(14,739)	(72,417)
Payments on termination	(274,080)	(405,504)	(207,493)	(421,956)	(56,741)	(18,692)
Contract Maintenance Charge	(3,013)	(3,607)	(2,838)	(2,975)	(291)	(348)
Transfers among the sub-accounts and with the
Fixed Account - net	(122,775)	8,261	(272,009)	216,475	(20,569)	(6,632)
Increase (decrease) in net assets from contract
transactions	(453,981)	(477,462)	(485,552)	(203,240)	(92,160)	(97,909)

INCREASE (DECREASE) IN NET ASSETS	(489,935)	(531,173)	279,880	33,292	(28,440)	(7,103)
NET ASSETS AT BEGINNING OF PERIOD	3,536,725	4,067,898	3,970,734	3,937,442	616,261	623,364
NET ASSETS AT END OF PERIOD	$3,046,790	$3,536,725	$4,250,614	$3,970,734	$587,821	$616,261

UNITS OUTSTANDING
Units outstanding at beginning of period	312,217	354,263	151,354	159,753	28,440	33,290
Units issued	8,881	9,343	5,239	13,016	11	20
Units redeemed	(49,771)	(51,389)	(22,323)	(21,415)	(4,007)	(4,870)
Units outstanding at end of period	271,327	312,217	134,270	151,354	24,444	28,440

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Government Money Market*		VIP Growth		VIP High Income
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(151,009)	$(168,358)	$(35,237)	$(38,836)	$14,561	$16,068
Net realized gains (losses)	—	—	571,157	467,136	(5,069)	(14,976)
Change in unrealized gains (losses)	—	—	339,260	(448,031)	12,229	50,310
Increase (decrease) in net assets from operations	(151,009)	(168,358)	875,180	(19,731)	21,721	51,402

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,612	2,926	6,949	25,609	750	750
Benefit payments	(1,984,571)	(630,628)	(36,909)	(37,047)	(21,694)	(12,079)
Payments on termination	(1,750,380)	(2,414,390)	(318,487)	(364,238)	(55,606)	(49,145)
Contract Maintenance Charge	(13,307)	(10,393)	(2,689)	(2,794)	(330)	(392)
Transfers among the sub-accounts and with the
Fixed Account - net	2,328,591	23,403,649	(435,268)	73,717	1,890	(42,713)
Increase (decrease) in net assets from contract
transactions	(1,417,055)	20,351,164	(786,404)	(304,753)	(74,990)	(103,579)

INCREASE (DECREASE) IN NET ASSETS	(1,568,064)	20,182,806	88,776	(324,484)	(53,269)	(52,177)
NET ASSETS AT BEGINNING OF PERIOD	20,182,806	—	2,871,839	3,196,323	419,898	472,075
NET ASSETS AT END OF PERIOD	$18,614,742	$20,182,806	$2,960,615	$2,871,839	$366,629	$419,898

UNITS OUTSTANDING
Units outstanding at beginning of period	2,034,461	—	182,143	200,978	24,866	31,751
Units issued	544,519	2,625,261	8,726	17,552	3,941	812
Units redeemed	(688,484)	(590,800)	(49,698)	(36,387)	(8,348)	(7,697)
Units outstanding at end of period	1,890,496	2,034,461	141,171	182,143	20,459	24,866

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500		VIP Investment Grade Bond		VIP Overseas
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,359	$1,005	$7,563	$8,867	$(1,897)	$2,540
Net realized gains (losses)	211,324	216,466	8,193	1,530	55,503	3,930
Change in unrealized gains (losses)	379,366	94,617	9,194	22,745	104,001	(40,874)
Increase (decrease) in net assets from operations	604,049	312,088	24,950	33,142	157,607	(34,404)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,912	12,331	2,360	10,557	3,200	3,200
Benefit payments	(17,011)	(166,689)	(346)	(3,633)	(128)	(93)
Payments on termination	(333,523)	(263,131)	(184,498)	(159,329)	(69,329)	(135,081)
Contract Maintenance Charge	(2,151)	(2,378)	(581)	(752)	(463)	(516)
Transfers among the sub-accounts and with the
Fixed Account - net	131,343	(125,752)	2,444	(25,704)	(114,707)	221,702
Increase (decrease) in net assets from contract
transactions	(210,430)	(545,619)	(180,621)	(178,861)	(181,427)	89,212

INCREASE (DECREASE) IN NET ASSETS	393,619	(233,531)	(155,671)	(145,719)	(23,820)	54,808
NET ASSETS AT BEGINNING OF PERIOD	3,172,909	3,406,440	869,703	1,015,422	645,506	590,698
NET ASSETS AT END OF PERIOD	$3,566,528	$3,172,909	$714,032	$869,703	$621,686	$645,506

UNITS OUTSTANDING
Units outstanding at beginning of period	180,720	214,255	44,314	53,499	52,367	44,715
Units issued	9,760	1,439	858	1,074	16,625	18,820
Units redeemed	(21,013)	(34,974)	(9,803)	(10,259)	(29,548)	(11,168)
Units outstanding at end of period	169,467	180,720	35,369	44,314	39,444	52,367
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Asset Manager Growth (Service Class 2)		VIP Contrafund (Service Class 2)		VIP Equity-Income (Service Class 2)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$—	$(17)	$(266,747)	$(315,730)	$(213)	$2,394
Net realized gains (losses)	—	2,892	2,744,868	3,107,199	16,334	24,789
Change in unrealized gains (losses)	—	(4,584)	2,956,833	(1,164,072)	33,763	41,453
Increase (decrease) in net assets from operations	—	(1,709)	5,434,954	1,627,397	49,884	68,636

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	31,150	91,080	—	—
Benefit payments	—	—	(1,070,918)	(1,195,941)	(26,828)	(3,045)
Payments on termination	—	—	(3,341,332)	(3,321,983)	(43,136)	(82,271)
Contract Maintenance Charge	—	—	(98,935)	(120,131)	(203)	(221)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(31,615)	(335,206)	(563,018)	16,595	(3,372)
Increase (decrease) in net assets from contract
transactions	—	(31,615)	(4,815,241)	(5,109,993)	(53,572)	(88,909)

INCREASE (DECREASE) IN NET ASSETS	—	(33,324)	619,713	(3,482,596)	(3,688)	(20,273)
NET ASSETS AT BEGINNING OF PERIOD	—	33,324	29,795,293	33,277,889	486,800	507,073
NET ASSETS AT END OF PERIOD	$—	$—	$30,415,006	$29,795,293	$483,112	$486,800

UNITS OUTSTANDING
Units outstanding at beginning of period	—	2,255	1,617,734	1,914,299	27,101	32,592
Units issued	—	—	44,550	89,920	2,858	89
Units redeemed	—	(2,255)	(281,056)	(386,485)	(5,779)	(5,580)
Units outstanding at end of period	—	—	1,381,228	1,617,734	24,180	27,101

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)		VIP Freedom 2030 Portfolio (Service Class 2)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,829)	$(10,857)	$(12,766)	$(13,966)	$(8,362)	$(5,787)
Net realized gains (losses)	267,211	169,446	186,321	227,015	127,257	76,560
Change in unrealized gains (losses)	153,597	(35,653)	228,347	(77,561)	142,374	(2,313)
Increase (decrease) in net assets from operations	402,979	122,936	401,902	135,488	261,269	68,460

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	660	1,440	—	—
Benefit payments	(112,977)	(191,574)	(13,702)	(56,816)	—	(18,059)
Payments on termination	(781,685)	(430,693)	(423,938)	(773,199)	(330,512)	(71,341)
Contract Maintenance Charge	(10,498)	(14,526)	(12,348)	(16,637)	(4,885)	(6,279)
Transfers among the sub-accounts and with the
Fixed Account - net	(380,734)	690,852	3,102	184,945	(2,828)	(115)
Increase (decrease) in net assets from contract
transactions	(1,285,894)	54,059	(446,226)	(660,267)	(338,225)	(95,794)

INCREASE (DECREASE) IN NET ASSETS	(882,915)	176,995	(44,324)	(524,779)	(76,956)	(27,334)
NET ASSETS AT BEGINNING OF PERIOD	4,236,854	4,059,859	3,013,826	3,538,605	1,500,730	1,528,064
NET ASSETS AT END OF PERIOD	$3,353,939	$4,236,854	$2,969,502	$3,013,826	$1,423,774	$1,500,730

UNITS OUTSTANDING
Units outstanding at beginning of period	306,261	305,524	219,982	268,084	106,528	113,526
Units issued	13,429	60,008	8,290	26,432	6	12,894
Units redeemed	(100,967)	(59,271)	(38,574)	(74,534)	(21,189)	(19,892)
Units outstanding at end of period	218,723	306,261	189,698	219,982	85,345	106,528

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)*		VIP Growth (Service Class 2)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,159)	$(8,818)	$(394,450)	$(380,507)	$(1,822)	$(1,967)
Net realized gains (losses)	15,021	41,011	—	—	15,150	29,238
Change in unrealized gains (losses)	38,432	1,147	—	—	19,741	(28,656)
Increase (decrease) in net assets from operations	51,294	33,340	(394,450)	(380,507)	33,069	(1,385)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	5,130	1,468	60	60
Benefit payments	—	(95,621)	(2,129,004)	(1,451,278)	—	(6,177)
Payments on termination	(50,594)	(643,961)	(5,937,187)	(3,213,872)	(11,988)	(33,608)
Contract Maintenance Charge	(4,173)	(5,296)	(21,620)	(75,126)	(87)	(99)
Transfers among the sub-accounts and with the
Fixed Account - net	82,433	(5,751)	8,881,132	26,868,321	(1,027)	256
Increase (decrease) in net assets from contract
transactions	27,666	(750,629)	798,451	22,129,513	(13,042)	(39,568)

INCREASE (DECREASE) IN NET ASSETS	78,960	(717,289)	404,001	21,749,006	20,027	(40,953)
NET ASSETS AT BEGINNING OF PERIOD	780,405	1,497,694	28,835,627	7,086,621	104,546	145,499
NET ASSETS AT END OF PERIOD	$859,365	$780,405	$29,239,628	$28,835,627	$124,573	$104,546

UNITS OUTSTANDING
Units outstanding at beginning of period	62,730	123,136	3,027,119	750,782	7,063	9,657
Units issued	9,395	65,507	1,503,317	3,223,211	5	39
Units redeemed	(7,050)	(125,913)	(1,411,282)	(946,874)	(772)	(2,633)
Units outstanding at end of period	65,075	62,730	3,119,154	3,027,119	6,296	7,063

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)		VIP High Income (Service Class 2)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(34,070)	$(8,837)	$(22,688)	$(20,788)	$79,571	$79,406
Net realized gains (losses)	477,685	501,929	187,287	(3,602)	(19,717)	(78,950)
Change in unrealized gains (losses)	203,824	128,796	239,541	(2,884)	54,792	289,728
Increase (decrease) in net assets from operations	647,439	621,888	404,140	(27,274)	114,646	290,184

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	140	1,737	—	—	84
Benefit payments	(186,848)	(75,329)	(942)	(1,370)	(54,692)	(129,196)
Payments on termination	(627,870)	(498,624)	(213,376)	(51,327)	(366,524)	(444,552)
Contract Maintenance Charge	(16,065)	(18,922)	(5,195)	(5,094)	(3,378)	(7,516)
Transfers among the sub-accounts and with the
Fixed Account - net	(208,087)	(47,866)	78,482	(5,898)	9,520	(177,737)
Increase (decrease) in net assets from contract
transactions	(1,038,870)	(640,601)	(139,294)	(63,689)	(415,074)	(758,917)

INCREASE (DECREASE) IN NET ASSETS	(391,431)	(18,713)	264,846	(90,963)	(300,428)	(468,733)
NET ASSETS AT BEGINNING OF PERIOD	4,999,524	5,018,237	1,323,222	1,414,185	2,367,758	2,836,491
NET ASSETS AT END OF PERIOD	$4,608,093	$4,999,524	$1,588,068	$1,323,222	$2,067,330	$2,367,758

UNITS OUTSTANDING
Units outstanding at beginning of period	257,537	293,991	72,486	76,492	139,796	187,080
Units issued	6,608	14,226	4,811	6,801	4,390	1,171
Units redeemed	(56,600)	(50,680)	(11,393)	(10,807)	(28,091)	(48,455)
Units outstanding at end of period	207,545	257,537	65,904	72,486	116,095	139,796

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)		VIP Mid Cap (Service Class 2)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,419)	$19,657	$6	$3	$(111,352)	$(117,954)
Net realized gains (losses)	430,267	247,982	—	(18)	650,476	531,376
Change in unrealized gains (losses)	2,003,547	547,810	7	32	1,078,017	419,603
Increase (decrease) in net assets from operations	2,424,395	815,449	13	17	1,617,141	833,025

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,810	11,127	—	—	650	964
Benefit payments	(131,900)	(100,414)	—	—	(368,413)	(211,289)
Payments on termination	(702,903)	(441,510)	—	(380)	(1,316,182)	(982,834)
Contract Maintenance Charge	(37,002)	(23,703)	(3)	(4)	(32,557)	(37,124)
Transfers among the sub-accounts and with the
Fixed Account - net	869,522	4,427,312	35	2	88,070	361,078
Increase (decrease) in net assets from contract
transactions	1,527	3,872,812	32	(382)	(1,628,432)	(869,205)

INCREASE (DECREASE) IN NET ASSETS	2,425,922	4,688,261	45	(365)	(11,291)	(36,180)
NET ASSETS AT BEGINNING OF PERIOD	12,335,103	7,646,842	538	903	9,593,839	9,630,019
NET ASSETS AT END OF PERIOD	$14,761,025	$12,335,103	$583	$538	$9,582,548	$9,593,839

UNITS OUTSTANDING
Units outstanding at beginning of period	709,647	482,193	35	63	499,675	549,842
Units issued	80,610	309,288	2	—	24,148	58,480
Units redeemed	(78,575)	(81,834)	—	(28)	(97,433)	(108,647)
Units outstanding at end of period	711,682	709,647	37	35	426,390	499,675

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	VIP Overseas (Service Class 2)		Franklin Flex Cap Growth VIP (Class 2)*		Franklin Growth and Income VIP (Class 2)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(38)	$(344)	$(22,203)	$(22,738)	$828,436	$204,063
Net realized gains (losses)	58	(808)	(82,474)	74,426	1,592,028	2,057,022
Change in unrealized gains (losses)	1,833	(734)	394,698	(123,442)	147,357	(368,326)
Increase (decrease) in net assets from operations	1,853	(1,886)	290,021	(71,754)	2,567,821	1,892,759

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	45,361	11,424
Benefit payments	—	—	(7,851)	(55,754)	(458,590)	(453,962)
Payments on termination	(394)	(19,112)	(156,019)	(127,592)	(1,754,013)	(2,114,342)
Contract Maintenance Charge	(10)	(12)	(4,861)	(5,766)	(56,109)	(82,155)
Transfers among the sub-accounts and with the
Fixed Account - net	(3)	14	(190,624)	19,264	(616,563)	(989,794)
Increase (decrease) in net assets from contract
transactions	(407)	(19,110)	(359,355)	(169,848)	(2,839,914)	(3,628,829)

INCREASE (DECREASE) IN NET ASSETS	1,446	(20,996)	(69,334)	(241,602)	(272,093)	(1,736,070)
NET ASSETS AT BEGINNING OF PERIOD	6,832	27,828	1,275,341	1,516,943	20,050,480	21,786,550
NET ASSETS AT END OF PERIOD	$8,278	$6,832	$1,206,007	$1,275,341	$19,778,387	$20,050,480

UNITS OUTSTANDING
Units outstanding at beginning of period	456	2,000	74,722	84,843	832,718	992,762
Units issued	—	1	146	7,383	15,764	48,722
Units redeemed	(29)	(1,545)	(18,118)	(17,504)	(127,604)	(208,766)
Units outstanding at end of period	427	456	56,750	74,722	720,878	832,718

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin High Income VIP (Class 2)*		Franklin Income VIP (Class 2)*		Franklin Large Cap Growth VIP (Class 2)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,543,999	$382,050	$2,026,787	$2,775,233	$(207,213)	$(336,959)
Net realized gains (losses)	(3,740,386)	(147,222)	534,547	(900,889)	2,455,866	538,921
Change in unrealized gains (losses)	344,308	774,091	3,449,131	7,431,267	2,474,335	(1,042,477)
Increase (decrease) in net assets from operations	147,921	1,008,919	6,010,465	9,305,611	4,722,988	(840,515)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,064	900	31,698	15,079	15,522	19,069
Benefit payments	(27,658)	(176,193)	(2,737,670)	(2,664,301)	(615,628)	(917,544)
Payments on termination	(196,452)	(561,825)	(7,572,898)	(8,762,723)	(2,648,915)	(2,393,068)
Contract Maintenance Charge	(1,291)	(10,291)	(146,135)	(197,690)	(56,792)	(75,852)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,152,914)	(275,023)	(218,578)	(1,498,373)	(1,682,318)	893,225
Increase (decrease) in net assets from contract
transactions	(7,376,251)	(1,022,432)	(10,643,583)	(13,108,008)	(4,988,131)	(2,474,170)

INCREASE (DECREASE) IN NET ASSETS	(7,228,330)	(13,513)	(4,633,118)	(3,802,397)	(265,143)	(3,314,685)
NET ASSETS AT BEGINNING OF PERIOD	7,228,330	7,241,843	80,938,220	84,740,617	20,021,091	23,335,776
NET ASSETS AT END OF PERIOD	$—	$7,228,330	$76,305,102	$80,938,220	$19,755,948	$20,021,091

UNITS OUTSTANDING
Units outstanding at beginning of period	415,127	478,020	4,474,726	5,253,991	1,235,234	1,389,917
Units issued	11,246	13,952	190,818	209,165	23,849	121,866
Units redeemed	(426,373)	(76,845)	(754,558)	(988,430)	(290,246)	(276,549)
Units outstanding at end of period	—	415,127	3,910,986	4,474,726	968,837	1,235,234

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Global Discovery VIP (Class 2)*		Franklin Mutual Shares VIP (Class 2)*		Franklin Small Cap Value VIP (Class 2)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,668	$8,110	$265,663	$158,215	$(218,016)	$(159,651)
Net realized gains (losses)	502,582	511,752	3,039,334	4,708,020	1,936,775	3,500,539
Change in unrealized gains (losses)	122,917	565,526	(311,253)	1,302,797	(41,416)	1,758,560
Increase (decrease) in net assets from operations	639,167	1,085,388	2,993,744	6,169,032	1,677,343	5,099,448

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	650	1,814	53,109	86,146	21,310	43,921
Benefit payments	(409,949)	(299,656)	(1,396,964)	(1,484,231)	(635,757)	(534,058)
Payments on termination	(924,581)	(961,892)	(4,548,737)	(4,257,330)	(2,168,775)	(2,247,084)
Contract Maintenance Charge	(29,778)	(44,421)	(103,787)	(139,799)	(50,556)	(65,651)
Transfers among the sub-accounts and with the
Fixed Account - net	(217,636)	(2,498,866)	(484,579)	(1,641,965)	(51,015)	(1,634,543)
Increase (decrease) in net assets from contract
transactions	(1,581,294)	(3,803,021)	(6,480,958)	(7,437,179)	(2,884,793)	(4,437,415)

INCREASE (DECREASE) IN NET ASSETS	(942,127)	(2,717,633)	(3,487,214)	(1,268,147)	(1,207,450)	662,033
NET ASSETS AT BEGINNING OF PERIOD	9,939,161	12,656,794	48,025,482	49,293,629	21,250,872	20,588,839
NET ASSETS AT END OF PERIOD	$8,997,034	$9,939,161	$44,538,268	$48,025,482	$20,043,422	$21,250,872

UNITS OUTSTANDING
Units outstanding at beginning of period	564,419	804,683	2,220,404	2,585,647	610,023	751,179
Units issued	13,060	30,320	62,425	94,700	34,046	28,868
Units redeemed	(100,187)	(270,584)	(349,370)	(459,943)	(108,588)	(170,024)
Units outstanding at end of period	477,292	564,419	1,933,459	2,220,404	535,481	610,023

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Small-Mid Cap Growth VIP (Class 2)*		Franklin U.S. Government Securities VIP (Class 2)*		Templeton Developing Markets VIP (Class 2)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,684)	$(11,405)	$104,669	$106,308	$(54,472)	$(62,968)
Net realized gains (losses)	61,925	57,618	(108,812)	(70,725)	(76,914)	(724,491)
Change in unrealized gains (losses)	69,431	(32,724)	(20,123)	(140,670)	2,679,975	1,927,226
Increase (decrease) in net assets from operations	120,672	13,489	(24,266)	(105,087)	2,548,589	1,139,767

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	425	28,498	646	23,962	50,756
Benefit payments	(5,785)	(6,031)	(297,842)	(599,447)	(179,576)	(169,740)
Payments on termination	(56,809)	(235,903)	(1,050,189)	(1,108,014)	(687,645)	(727,286)
Contract Maintenance Charge	(2,539)	(3,173)	(38,669)	(57,028)	(25,914)	(31,209)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,959)	(866)	(144,128)	687,437	(612,159)	(867,574)
Increase (decrease) in net assets from contract
transactions	(93,092)	(245,548)	(1,502,330)	(1,076,406)	(1,481,332)	(1,745,053)

INCREASE (DECREASE) IN NET ASSETS	27,580	(232,059)	(1,526,596)	(1,181,493)	1,067,257	(605,286)
NET ASSETS AT BEGINNING OF PERIOD	647,525	879,584	11,396,355	12,577,848	7,229,382	7,834,668
NET ASSETS AT END OF PERIOD	$675,105	$647,525	$9,869,759	$11,396,355	$8,296,639	$7,229,382

UNITS OUTSTANDING
Units outstanding at beginning of period	22,253	33,036	923,462	1,008,155	259,449	324,074
Units issued	517	787	57,978	117,616	9,433	16,346
Units redeemed	(3,684)	(11,570)	(178,857)	(202,309)	(52,949)	(80,971)
Units outstanding at end of period	19,086	22,253	802,583	923,462	215,933	259,449

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Foreign VIP (Class 2)*		Templeton Global Bond VIP (Class 2)*		Templeton Growth VIP (Class 2)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$422,249	$145,025	$(15,068)	$(15,859)	$1,691	$3,587
Net realized gains (losses)	60,343	(385,926)	2,248	(26,803)	11,080	36,190
Change in unrealized gains (losses)	5,629,382	2,486,119	16,875	50,493	89,594	7,600
Increase (decrease) in net assets from operations	6,111,974	2,245,218	4,055	7,831	102,365	47,377

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,254	60,238	—	—	500	—
Benefit payments	(1,418,531)	(1,597,793)	(14,998)	(52,598)	(9,447)	(13,878)
Payments on termination	(4,884,089)	(4,476,645)	(50,856)	(152,075)	(49,906)	(187,810)
Contract Maintenance Charge	(100,622)	(133,388)	(1,367)	(1,526)	(291)	(287)
Transfers among the sub-accounts and with the
Fixed Account - net	(578,141)	(872,393)	23,478	(10,923)	(2,212)	(65)
Increase (decrease) in net assets from contract
transactions	(6,951,129)	(7,019,981)	(43,743)	(217,122)	(61,356)	(202,040)

INCREASE (DECREASE) IN NET ASSETS	(839,155)	(4,774,763)	(39,688)	(209,291)	41,009	(154,663)
NET ASSETS AT BEGINNING OF PERIOD	44,078,022	48,852,785	1,010,766	1,220,057	636,643	791,306
NET ASSETS AT END OF PERIOD	$43,238,867	$44,078,022	$971,078	$1,010,766	$677,652	$636,643

UNITS OUTSTANDING
Units outstanding at beginning of period	2,477,117	2,874,895	36,442	45,038	29,795	40,045
Units issued	81,923	114,950	1,614	4,418	21	711
Units redeemed	(436,652)	(512,728)	(3,184)	(13,014)	(2,659)	(10,961)
Units outstanding at end of period	2,122,388	2,477,117	34,872	36,442	27,157	29,795

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Large Cap Value		VIT Mid Cap Value		VIT Small Cap Equity Insights
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,960)	$10,110	$(19,906)	$(5,682)	$(50,529)	$(23,822)
Net realized gains (losses)	361,537	(53,679)	143,475	(34,288)	523,348	43,998
Change in unrealized gains (losses)	(181,925)	259,656	70,696	266,638	(87,740)	782,672
Increase (decrease) in net assets from operations	176,652	216,087	194,265	226,668	385,079	802,848

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	84	—	—	—	687
Benefit payments	(84,179)	(65,361)	(45,077)	(70,730)	(96,911)	(200,989)
Payments on termination	(310,242)	(295,055)	(247,011)	(163,465)	(589,317)	(424,722)
Contract Maintenance Charge	(5,623)	(8,746)	(4,338)	(5,472)	(9,211)	(13,792)
Transfers among the sub-accounts and with the
Fixed Account - net	6,413	(41,993)	(14,875)	(64,052)	9,669	(134,117)
Increase (decrease) in net assets from contract
transactions	(393,631)	(411,071)	(311,301)	(303,719)	(685,770)	(772,933)

INCREASE (DECREASE) IN NET ASSETS	(216,979)	(194,984)	(117,036)	(77,051)	(300,691)	29,915
NET ASSETS AT BEGINNING OF PERIOD	2,416,998	2,611,982	2,256,039	2,333,090	4,449,966	4,420,051
NET ASSETS AT END OF PERIOD	$2,200,019	$2,416,998	$2,139,003	$2,256,039	$4,149,275	$4,449,966

UNITS OUTSTANDING
Units outstanding at beginning of period	145,801	172,655	108,571	125,636	231,004	277,694
Units issued	6,025	6,903	314	578	9,841	7,499
Units redeemed	(28,976)	(33,757)	(14,473)	(17,643)	(44,535)	(54,189)
Units outstanding at end of period	122,850	145,801	94,412	108,571	196,310	231,004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	VIT Strategic Growth		VIT U.S. Equity Insights		Janus Henderson Forty (Institutional Shares)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(89)	$(185)	$(15,721)	$(15,944)	$(195)	$(161)
Net realized gains (losses)	431	3,913	727,435	305,619	766	1,493
Change in unrealized gains (losses)	1,696	(3,113)	26,116	29,727	2,555	(1,277)
Increase (decrease) in net assets from operations	2,038	615	737,830	319,402	3,126	55

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	390	—	—
Benefit payments	—	(984)	(86,424)	(97,442)	—	—
Payments on termination	—	—	(530,797)	(418,753)	—	(238)
Contract Maintenance Charge	(18)	(21)	(8,246)	(11,944)	(6)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(16,671)	(331,790)	(50,642)	(149)	64
Increase (decrease) in net assets from contract
transactions	(19)	(17,676)	(957,257)	(578,391)	(155)	(180)

INCREASE (DECREASE) IN NET ASSETS	2,019	(17,061)	(219,427)	(258,989)	2,971	(125)
NET ASSETS AT BEGINNING OF PERIOD	7,131	24,192	3,802,920	4,061,909	11,057	11,182
NET ASSETS AT END OF PERIOD	$9,150	$7,131	$3,583,493	$3,802,920	$14,028	$11,057

UNITS OUTSTANDING
Units outstanding at beginning of period	494	1,381	202,162	234,818	417	424
Units issued	—	—	4,633	4,911	—	2
Units redeemed	—	(887)	(50,411)	(37,567)	(5)	(9)
Units outstanding at end of period	494	494	156,384	202,162	412	417

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Lazard Retirement Emerging Markets Equity*		ClearBridge Variable Large Cap Value Portfolio I		Bond-Debenture
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1	$—	$—	$(1)	$306,697	$366,894
Net realized gains (losses)	1	(22)	16	(4)	269,750	(29,835)
Change in unrealized gains (losses)	23	29	43	9	357,454	1,007,083
Increase (decrease) in net assets from operations	25	7	59	4	933,901	1,344,142

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	6,416	9,775
Benefit payments	—	—	—	—	(529,027)	(619,877)
Payments on termination	—	(164)	—	(773)	(1,552,349)	(1,615,380)
Contract Maintenance Charge	(1)	(1)	(5)	(4)	(35,717)	(51,352)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(11)	4	9	566,331	(407,509)
Increase (decrease) in net assets from contract
transactions	—	(176)	(1)	(768)	(1,544,346)	(2,684,343)

INCREASE (DECREASE) IN NET ASSETS	25	(169)	58	(764)	(610,445)	(1,340,201)
NET ASSETS AT BEGINNING OF PERIOD	93	262	449	1,213	13,197,739	14,537,940
NET ASSETS AT END OF PERIOD	$118	$93	$507	$449	$12,587,294	$13,197,739

UNITS OUTSTANDING
Units outstanding at beginning of period	2	6	22	65	721,160	874,314
Units issued	—	—	—	—	55,829	49,524
Units redeemed	—	(4)	—	(43)	(135,589)	(202,678)
Units outstanding at end of period	2	2	22	22	641,400	721,160

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Fundamental Equity		Growth and Income		Growth Opportunities
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,204)	$(17,862)	$(37,039)	$(16,410)	$(89,354)	$(94,167)
Net realized gains (losses)	337,574	74,342	1,541,695	442,160	160,847	(182,250)
Change in unrealized gains (losses)	36,894	402,320	(494,265)	965,313	998,739	246,635
Increase (decrease) in net assets from operations	352,264	458,800	1,010,391	1,391,063	1,070,232	(29,782)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,319	23,833	650	55,376	5,215	5,406
Benefit payments	(33,776)	(61,632)	(323,239)	(194,551)	(121,074)	(190,053)
Payments on termination	(439,009)	(279,095)	(1,344,552)	(1,145,751)	(738,687)	(667,573)
Contract Maintenance Charge	(7,005)	(10,839)	(26,031)	(34,234)	(17,697)	(23,289)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,419)	(341,568)	(517,235)	(188,568)	(217,056)	7,022
Increase (decrease) in net assets from contract
transactions	(484,890)	(669,301)	(2,210,407)	(1,507,728)	(1,089,299)	(868,487)

INCREASE (DECREASE) IN NET ASSETS	(132,626)	(210,501)	(1,200,016)	(116,665)	(19,067)	(898,269)
NET ASSETS AT BEGINNING OF PERIOD	3,596,562	3,807,063	10,145,975	10,262,640	5,567,000	6,465,269
NET ASSETS AT END OF PERIOD	$3,463,936	$3,596,562	$8,945,959	$10,145,975	$5,547,933	$5,567,000

UNITS OUTSTANDING
Units outstanding at beginning of period	167,273	201,227	581,502	677,041	258,019	298,180
Units issued	7,426	16,926	15,101	30,164	5,834	22,670
Units redeemed	(29,175)	(50,880)	(136,774)	(125,703)	(51,492)	(62,831)
Units outstanding at end of period	145,524	167,273	459,829	581,502	212,361	258,019

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Mid-Cap Stock		MFS Growth		MFS High Yield
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122,904)	$(134,054)	$(9,769)	$(9,499)	$12,601	$13,102
Net realized gains (losses)	1,541,694	1,049,534	48,350	72,813	(866)	(2,639)
Change in unrealized gains (losses)	(850,760)	640,445	154,336	(55,380)	767	17,669
Increase (decrease) in net assets from operations	568,030	1,555,925	192,917	7,934	12,502	28,132

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,390	17,614	500	—	300	300
Benefit payments	(264,202)	(291,337)	(16,597)	(14,213)	—	—
Payments on termination	(1,289,581)	(1,085,931)	(19,973)	(46,324)	(14,358)	(27,445)
Contract Maintenance Charge	(26,128)	(37,080)	(481)	(517)	(138)	(145)
Transfers among the sub-accounts and with the
Fixed Account - net	278,605	(419,730)	(2,541)	(28,305)	1,260	(2,080)
Increase (decrease) in net assets from contract
transactions	(1,270,916)	(1,816,464)	(39,092)	(89,359)	(12,936)	(29,370)

INCREASE (DECREASE) IN NET ASSETS	(702,886)	(260,539)	153,825	(81,425)	(434)	(1,238)
NET ASSETS AT BEGINNING OF PERIOD	11,828,484	12,089,023	667,237	748,662	234,851	236,089
NET ASSETS AT END OF PERIOD	$11,125,598	$11,828,484	$821,062	$667,237	$234,417	$234,851

UNITS OUTSTANDING
Units outstanding at beginning of period	616,750	720,793	35,837	40,874	11,657	13,171
Units issued	35,432	22,797	85	114	130	71
Units redeemed	(98,741)	(126,840)	(1,967)	(5,151)	(743)	(1,585)
Units outstanding at end of period	553,441	616,750	33,955	35,837	11,044	11,657

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS Investors Trust		MFS New Discovery		MFS Research
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,273)	$(4,209)	$(14,542)	$(13,562)	$(396)	$(3,122)
Net realized gains (losses)	50,834	121,010	33,848	51,861	38,792	71,208
Change in unrealized gains (losses)	105,491	(66,696)	230,493	36,202	52,611	(35,348)
Increase (decrease) in net assets from operations	151,052	50,105	249,799	74,501	91,007	32,738

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,407	1,402	—	—
Benefit payments	(3,859)	2,139	(3,839)	(44,185)	(12,226)	(12,179)
Payments on termination	(32,380)	(144,254)	(36,186)	(101,985)	(10,349)	(94,389)
Contract Maintenance Charge	(553)	(607)	(793)	(875)	(175)	(194)
Transfers among the sub-accounts and with the
Fixed Account - net	(28,219)	(11,178)	(35,551)	(8,038)	(9)	(4)
Increase (decrease) in net assets from contract
transactions	(65,011)	(153,900)	(74,962)	(153,681)	(22,759)	(106,766)

INCREASE (DECREASE) IN NET ASSETS	86,041	(103,795)	174,837	(79,180)	68,248	(74,028)
NET ASSETS AT BEGINNING OF PERIOD	725,578	829,373	1,041,149	1,120,329	429,597	503,625
NET ASSETS AT END OF PERIOD	$811,619	$725,578	$1,215,986	$1,041,149	$497,845	$429,597

UNITS OUTSTANDING
Units outstanding at beginning of period	42,210	51,375	37,725	43,709	26,153	33,333
Units issued	78	921	267	549	—	729
Units redeemed	(3,390)	(10,086)	(2,633)	(6,533)	(1,206)	(7,909)
Units outstanding at end of period	38,898	42,210	35,359	37,725	24,947	26,153

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Total Return Bond		MFS Utilities		MFS Growth (Service Class)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,339	$18,975	$7,347	$5,626	$(1,303)	$(1,140)
Net realized gains (losses)	3,917	7,471	1,451	5,526	4,993	5,795
Change in unrealized gains (losses)	4,799	730	21,459	9,569	16,747	(4,251)
Increase (decrease) in net assets from operations	26,055	27,176	30,257	20,721	20,437	404

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,554	1,554	—	—	—	—
Benefit payments	(9,643)	(1,517)	—	—	—	—
Payments on termination	(28,591)	(71,516)	(5,976)	(1,552)	(1,205)	(1,740)
Contract Maintenance Charge	(455)	(563)	(38)	(41)	(22)	(21)
Transfers among the sub-accounts and with the
Fixed Account - net	(20,599)	(28,755)	(3)	2	(1,255)	(439)
Increase (decrease) in net assets from contract
transactions	(57,734)	(100,797)	(6,017)	(1,591)	(2,482)	(2,200)

INCREASE (DECREASE) IN NET ASSETS	(31,679)	(73,621)	24,240	19,130	17,955	(1,796)
NET ASSETS AT BEGINNING OF PERIOD	851,784	925,405	229,459	210,329	71,755	73,551
NET ASSETS AT END OF PERIOD	$820,105	$851,784	$253,699	$229,459	$89,710	$71,755

UNITS OUTSTANDING
Units outstanding at beginning of period	42,329	47,337	7,829	7,888	3,696	3,832
Units issued	364	210	—	—	—	—
Units redeemed	(3,229)	(5,218)	(185)	(59)	(136)	(136)
Units outstanding at end of period	39,464	42,329	7,644	7,829	3,560	3,696

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Investors Trust (Service Class)		MFS New Discovery (Service Class)		MFS Research (Service Class)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,224)	$(1,103)	$(1,078)	$(1,493)	$(149)	$(324)
Net realized gains (losses)	7,351	14,979	3,851	6,926	3,030	3,814
Change in unrealized gains (losses)	17,817	(6,421)	13,068	1,843	4,041	(1,354)
Increase (decrease) in net assets from operations	23,944	7,455	15,841	7,276	6,922	2,136

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	20	20	—	—
Benefit payments	—	(4,232)	—	—	—	—
Payments on termination	(2,415)	(2,104)	(15,430)	(41,953)	(833)	(846)
Contract Maintenance Charge	(75)	(105)	(48)	(56)	(20)	(21)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,267)	(140)	(1,784)	6,772	(25)	(20)
Increase (decrease) in net assets from contract
transactions	(5,757)	(6,581)	(17,242)	(35,217)	(878)	(887)

INCREASE (DECREASE) IN NET ASSETS	18,187	874	(1,401)	(27,941)	6,044	1,249
NET ASSETS AT BEGINNING OF PERIOD	115,678	114,804	74,423	102,364	33,057	31,808
NET ASSETS AT END OF PERIOD	$133,865	$115,678	$73,022	$74,423	$39,101	$33,057

UNITS OUTSTANDING
Units outstanding at beginning of period	6,772	7,175	3,998	5,974	1,931	1,984
Units issued	—	9	20	881	—	—
Units redeemed	(308)	(412)	(904)	(2,857)	(47)	(53)
Units outstanding at end of period	6,464	6,772	3,114	3,998	1,884	1,931

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		Morgan Stanley Variable Insurance Fund, Inc.*		Morgan Stanley Variable Insurance Fund, Inc.*
	Sub-Account		Sub-Account		Sub-Account
	MFS Utilities (Service Class)		Morgan Stanley VIF Core Plus Fixed Income*		Morgan Stanley VIF Emerging Markets Equity*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$16,913	$14,202	$2,613	$1,404	$(134,691)	$(156,437)
Net realized gains (losses)	32,965	30,816	2,507	3,038	366,037	(72,402)
Change in unrealized gains (losses)	27,318	18,875	3,701	12,023	3,979,600	860,128
Increase (decrease) in net assets from operations	77,196	63,893	8,821	16,465	4,210,946	631,289

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	2,522	1,648	4,918
Benefit payments	99	—	—	(11,145)	(656,514)	(163,163)
Payments on termination	(206,857)	(127,801)	(13,092)	(141,674)	(746,997)	(690,929)
Contract Maintenance Charge	(14)	(52)	(140)	(174)	(5,032)	(5,396)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,876)	9,814	(65,932)	23,221	(301,380)	(150,887)
Increase (decrease) in net assets from contract
transactions	(210,648)	(118,039)	(79,164)	(127,250)	(1,708,275)	(1,005,457)

INCREASE (DECREASE) IN NET ASSETS	(133,452)	(54,146)	(70,343)	(110,785)	2,502,671	(374,168)
NET ASSETS AT BEGINNING OF PERIOD	684,152	738,298	243,274	354,059	13,434,811	13,808,979
NET ASSETS AT END OF PERIOD	$550,700	$684,152	$172,931	$243,274	$15,937,482	$13,434,811

UNITS OUTSTANDING
Units outstanding at beginning of period	23,845	28,109	15,549	23,504	756,804	810,068
Units issued	184	834	64	3,223	44,072	50,435
Units redeemed	(6,661)	(5,098)	(4,881)	(11,178)	(124,761)	(103,699)
Units outstanding at end of period	17,368	23,845	10,732	15,549	676,115	756,804

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.*		Morgan Stanley Variable Insurance Fund, Inc.*		Morgan Stanley Variable Insurance Fund, Inc.*
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Infrastructure*		Morgan Stanley VIF Global Strategist*		Morgan Stanley VIF Growth*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$353,090	$338,079	$(155,147)	$(850,890)	$(409,859)	$(375,971)
Net realized gains (losses)	1,266,867	1,598,644	1,181,655	(414,787)	3,469,257	4,612,166
Change in unrealized gains (losses)	2,514,538	3,165,752	6,692,908	3,660,308	5,397,044	(5,002,662)
Increase (decrease) in net assets from operations	4,134,495	5,102,475	7,719,416	2,394,631	8,456,442	(766,467)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	360	953	2,462	12,365	4,685	289,606
Benefit payments	(3,062,285)	(2,148,551)	(4,280,078)	(3,857,853)	(840,900)	(485,352)
Payments on termination	(2,402,098)	(2,484,442)	(3,631,119)	(4,351,906)	(1,894,189)	(1,686,526)
Contract Maintenance Charge	(14,022)	(15,901)	(20,773)	(24,199)	(24,841)	(24,816)
Transfers among the sub-accounts and with the
Fixed Account - net	(459,902)	(652,447)	(781,236)	(1,113,246)	(1,056,269)	(326,952)
Increase (decrease) in net assets from contract
transactions	(5,937,947)	(5,300,388)	(8,710,744)	(9,334,839)	(3,811,514)	(2,234,040)

INCREASE (DECREASE) IN NET ASSETS	(1,803,452)	(197,913)	(991,328)	(6,940,208)	4,644,928	(3,000,507)
NET ASSETS AT BEGINNING OF PERIOD	38,250,875	38,448,788	57,487,571	64,427,779	22,120,195	25,120,702
NET ASSETS AT END OF PERIOD	$36,447,423	$38,250,875	$56,496,243	$57,487,571	$26,765,123	$22,120,195

UNITS OUTSTANDING
Units outstanding at beginning of period	906,684	1,029,379	4,167,920	4,840,923	1,123,772	1,233,710
Units issued	37,642	22,768	73,741	113,012	59,005	95,554
Units redeemed	(171,125)	(145,463)	(707,362)	(786,015)	(205,382)	(205,492)
Units outstanding at end of period	773,201	906,684	3,534,299	4,167,920	977,395	1,123,772

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.*		Morgan Stanley Variable Insurance Fund, Inc.*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Mid Cap Growth*		Morgan Stanley VIF U.S. Real Estate*		Morgan Stanley VIF Emerging Markets Debt (Class II)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(177,550)	$(169,280)	$(27,620)	$(59,457)	$258,764	$297,520
Net realized gains (losses)	43,777	255,663	808,774	674,903	(31,199)	(112,951)
Change in unrealized gains (losses)	3,332,283	(1,219,122)	(602,688)	215,763	299,771	472,789
Increase (decrease) in net assets from operations	3,198,510	(1,132,739)	178,466	831,209	527,336	657,358

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	120	120	3,401	12,461	4,635	13,221
Benefit payments	(359,894)	(136,327)	(463,309)	(563,897)	(160,760)	(270,773)
Payments on termination	(698,543)	(485,573)	(1,130,917)	(1,042,528)	(889,349)	(707,686)
Contract Maintenance Charge	(3,049)	(3,415)	(3,979)	(5,028)	(8,722)	(26,392)
Transfers among the sub-accounts and with the
Fixed Account - net	(315,982)	(367,684)	(732,766)	(257,328)	(125,082)	(444,542)
Increase (decrease) in net assets from contract
transactions	(1,377,348)	(992,879)	(2,327,570)	(1,856,320)	(1,179,278)	(1,436,172)

INCREASE (DECREASE) IN NET ASSETS	1,821,162	(2,125,618)	(2,149,104)	(1,025,111)	(651,942)	(778,814)
NET ASSETS AT BEGINNING OF PERIOD	9,256,028	11,381,646	16,359,082	17,384,193	7,139,400	7,918,214
NET ASSETS AT END OF PERIOD	$11,077,190	$9,256,028	$14,209,978	$16,359,082	$6,487,458	$7,139,400

UNITS OUTSTANDING
Units outstanding at beginning of period	436,905	481,690	387,172	431,184	290,216	350,898
Units issued	18,377	13,545	8,652	9,624	11,900	16,379
Units redeemed	(72,009)	(58,330)	(63,922)	(53,636)	(57,032)	(77,061)
Units outstanding at end of period	383,273	436,905	331,902	387,172	245,084	290,216

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Emerging Markets Equity (Class II)*		Morgan Stanley VIF Global Franchise (Class II)*		Morgan Stanley VIF Global Infrastructure (Class II)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(43,622)	$(55,135)	$(101,184)	$(67,902)	$48,624	$35,843
Net realized gains (losses)	141,207	(81,715)	2,859,031	2,889,486	406,897	477,556
Change in unrealized gains (losses)	1,198,411	350,886	2,798,464	(1,807,916)	659,244	823,426
Increase (decrease) in net assets from operations	1,295,996	214,036	5,556,311	1,013,668	1,114,765	1,336,825

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	250	5,103	3,840	—	2,525
Benefit payments	(133,384)	(152,771)	(839,071)	(822,268)	(607,326)	(176,021)
Payments on termination	(912,498)	(318,400)	(2,817,025)	(3,254,249)	(486,511)	(731,226)
Contract Maintenance Charge	(16,733)	(20,335)	(64,877)	(101,026)	(6,090)	(7,631)
Transfers among the sub-accounts and with the
Fixed Account - net	(10,596)	(139,287)	(960,104)	(2,733,352)	(161,543)	(168,864)
Increase (decrease) in net assets from contract
transactions	(1,073,211)	(630,543)	(4,675,974)	(6,907,055)	(1,261,470)	(1,081,217)

INCREASE (DECREASE) IN NET ASSETS	222,785	(416,507)	880,337	(5,893,387)	(146,705)	255,608
NET ASSETS AT BEGINNING OF PERIOD	4,298,124	4,714,631	25,249,387	31,142,774	10,874,797	10,619,189
NET ASSETS AT END OF PERIOD	$4,520,909	$4,298,124	$26,129,724	$25,249,387	$10,728,092	$10,874,797

UNITS OUTSTANDING
Units outstanding at beginning of period	147,008	169,095	899,814	1,157,302	647,246	711,385
Units issued	4,929	4,295	16,749	47,675	4,446	18,391
Units redeemed	(35,708)	(26,382)	(162,963)	(305,163)	(72,419)	(82,530)
Units outstanding at end of period	116,229	147,008	753,600	899,814	579,273	647,246

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Strategist (Class II)*		Morgan Stanley VIF Growth (Class II)*		Morgan Stanley VIF Mid Cap Growth (Class II)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(142,656)	$(362,039)	$(88,163)	$(80,418)	$(203,312)	$(193,892)
Net realized gains (losses)	428,029	(128,730)	787,185	1,036,649	11,581	31,911
Change in unrealized gains (losses)	2,245,854	1,222,455	1,062,022	(1,130,509)	3,897,555	(1,172,643)
Increase (decrease) in net assets from operations	2,531,227	731,686	1,761,044	(174,278)	3,705,824	(1,334,624)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,560	3,135	815	180	8,091	7,698
Benefit payments	(975,568)	(1,011,809)	(153,842)	(112,143)	(256,731)	(525,386)
Payments on termination	(1,503,947)	(1,432,096)	(446,424)	(498,095)	(1,654,651)	(1,347,860)
Contract Maintenance Charge	(22,870)	(30,010)	(15,473)	(14,875)	(42,706)	(49,010)
Transfers among the sub-accounts and with the
Fixed Account - net	(485,969)	(855,090)	(240,906)	157,220	(940,638)	924,518
Increase (decrease) in net assets from contract
transactions	(2,986,794)	(3,325,870)	(855,830)	(467,713)	(2,886,635)	(990,040)

INCREASE (DECREASE) IN NET ASSETS	(455,567)	(2,594,184)	905,214	(641,991)	819,189	(2,324,664)
NET ASSETS AT BEGINNING OF PERIOD	19,630,077	22,224,261	4,616,807	5,258,798	11,118,721	13,443,385
NET ASSETS AT END OF PERIOD	$19,174,510	$19,630,077	$5,522,021	$4,616,807	$11,937,910	$11,118,721

UNITS OUTSTANDING
Units outstanding at beginning of period	1,459,997	1,711,406	167,151	183,970	592,106	627,046
Units issued	22,127	23,492	6,106	19,322	12,440	103,041
Units redeemed	(227,973)	(274,901)	(30,981)	(36,141)	(143,853)	(137,981)
Units outstanding at end of period	1,254,151	1,459,997	142,276	167,151	460,693	592,106

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Small Company Growth (Class II)*		Morgan Stanley VIF U.S. Real Estate (Class II)*		European Equity
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(32,026)	$(97,682)	$(95,402)	$(158,107)	$343,623	$359,690
Net realized gains (losses)	(1,310,986)	42,903	1,174,564	1,387,272	(37,010)	(572,111)
Change in unrealized gains (losses)	1,828,412	240,995	(813,233)	142,732	4,073,317	(826,502)
Increase (decrease) in net assets from operations	485,400	186,216	265,929	1,371,897	4,379,930	(1,038,923)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,990	4,732	11,374	6,888	1,222	21,434
Benefit payments	(11,342)	(214,458)	(467,935)	(953,486)	(890,054)	(1,010,509)
Payments on termination	(177,517)	(347,455)	(2,733,365)	(2,080,761)	(1,684,210)	(1,380,337)
Contract Maintenance Charge	(2,646)	(22,768)	(63,309)	(104,689)	(10,150)	(11,674)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,821,310)	(219,979)	419,682	(290,028)	(192,937)	(1,005,529)
Increase (decrease) in net assets from contract
transactions	(6,010,825)	(799,928)	(2,833,553)	(3,422,076)	(2,776,129)	(3,386,615)

INCREASE (DECREASE) IN NET ASSETS	(5,525,425)	(613,712)	(2,567,624)	(2,050,179)	1,603,801	(4,425,538)
NET ASSETS AT BEGINNING OF PERIOD	5,525,425	6,139,137	27,601,557	29,651,736	21,603,059	26,028,597
NET ASSETS AT END OF PERIOD	$—	$5,525,425	$25,033,933	$27,601,557	$23,206,860	$21,603,059

UNITS OUTSTANDING
Units outstanding at beginning of period	203,067	233,859	752,812	847,578	699,125	818,875
Units issued	2,079	15,490	37,004	43,415	20,826	31,651
Units redeemed	(205,146)	(46,282)	(114,566)	(138,181)	(92,983)	(151,401)
Units outstanding at end of period	—	203,067	675,250	752,812	626,968	699,125

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Income Plus		Limited Duration		Multi Cap Growth
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,002,868	$1,280,562	$43,013	$3,968	$(2,478,276)	$(2,228,423)
Net realized gains (losses)	523,524	1,690,941	(145,223)	(198,935)	24,263,364	29,249,475
Change in unrealized gains (losses)	817,467	(95,057)	95,073	407,481	45,939,233	(35,389,351)
Increase (decrease) in net assets from operations	2,343,859	2,876,446	(7,137)	212,514	67,724,321	(8,368,299)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,349	20,122	—	—	9,732	6,904
Benefit payments	(3,548,373)	(3,081,044)	(414,104)	(522,644)	(6,435,540)	(5,469,770)
Payments on termination	(3,239,007)	(2,940,025)	(350,881)	(362,972)	(14,685,803)	(9,916,191)
Contract Maintenance Charge	(16,360)	(19,099)	(2,506)	(3,044)	(61,884)	(65,187)
Transfers among the sub-accounts and with the
Fixed Account - net	(675,453)	(353,176)	126,512	(81,744)	(4,169,824)	(2,750,316)
Increase (decrease) in net assets from contract
transactions	(7,474,844)	(6,373,222)	(640,979)	(970,404)	(25,343,319)	(18,194,560)

INCREASE (DECREASE) IN NET ASSETS	(5,130,985)	(3,496,776)	(648,116)	(757,890)	42,381,002	(26,562,859)
NET ASSETS AT BEGINNING OF PERIOD	48,940,816	52,437,592	5,415,665	6,173,555	151,786,571	178,349,430
NET ASSETS AT END OF PERIOD	$43,809,831	$48,940,816	$4,767,549	$5,415,665	$194,167,573	$151,786,571

UNITS OUTSTANDING
Units outstanding at beginning of period	1,398,179	1,581,129	499,529	589,805	2,090,554	2,348,890
Units issued	68,889	55,127	28,235	26,472	46,398	68,448
Units redeemed	(275,264)	(238,077)	(87,307)	(116,748)	(295,907)	(326,784)
Units outstanding at end of period	1,191,804	1,398,179	440,457	499,529	1,841,045	2,090,554

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	European Equity (Class Y Shares)		Income Plus (Class Y Shares)		Limited Duration (Class Y Shares)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$55,638	$50,218	$765,786	$1,022,151	$48,291	$(118,498)
Net realized gains (losses)	(3,787)	(96,563)	460,414	1,774,614	(469,190)	(660,891)
Change in unrealized gains (losses)	1,067,690	(237,739)	1,048,014	(191,700)	265,720	1,474,588
Increase (decrease) in net assets from operations	1,119,541	(284,084)	2,274,214	2,605,065	(155,179)	695,199

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	870	8,359	2,222	21,936	300	300
Benefit payments	(81,625)	(53,868)	(3,137,337)	(2,651,668)	(923,788)	(976,479)
Payments on termination	(376,843)	(505,399)	(4,094,740)	(4,346,241)	(1,661,448)	(1,707,281)
Contract Maintenance Charge	(7,960)	(8,623)	(32,322)	(97,500)	(21,119)	(38,258)
Transfers among the sub-accounts and with the
Fixed Account - net	(81,081)	(35,616)	704,903	229,306	929,039	(161,494)
Increase (decrease) in net assets from contract
transactions	(546,639)	(595,147)	(6,557,274)	(6,844,167)	(1,677,016)	(2,883,212)

INCREASE (DECREASE) IN NET ASSETS	572,902	(879,231)	(4,283,060)	(4,239,102)	(1,832,195)	(2,188,013)
NET ASSETS AT BEGINNING OF PERIOD	5,644,028	6,523,259	51,599,589	55,838,691	21,692,204	23,880,217
NET ASSETS AT END OF PERIOD	$6,216,930	$5,644,028	$47,316,529	$51,599,589	$19,860,009	$21,692,204

UNITS OUTSTANDING
Units outstanding at beginning of period	534,228	588,846	2,921,247	3,326,411	2,316,494	2,627,164
Units issued	9,763	17,495	102,653	169,956	126,352	86,100
Units redeemed	(55,387)	(72,113)	(456,014)	(575,120)	(303,488)	(396,770)
Units outstanding at end of period	488,604	534,228	2,567,886	2,921,247	2,139,358	2,316,494

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Neuberger Berman Advisors Management Trust		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Multi Cap Growth (Class Y Shares)		AMT Large Cap Value		Oppenheimer Capital Appreciation
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(840,723)	$(772,017)	$(230)	$(154)	$(31,498)	$(25,743)
Net realized gains (losses)	6,980,713	8,468,068	699	1,721	308,264	352,654
Change in unrealized gains (losses)	11,842,286	(10,291,619)	2,111	3,007	335,870	(437,109)
Increase (decrease) in net assets from operations	17,982,276	(2,595,568)	2,580	4,574	612,636	(110,198)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,060	97,840	—	—	27,025	36,333
Benefit payments	(1,939,545)	(1,261,604)	—	—	(34,402)	(49,435)
Payments on termination	(3,980,155)	(3,489,218)	(299)	(313)	(165,491)	(340,770)
Contract Maintenance Charge	(44,479)	(61,786)	(12)	(12)	(2,033)	(2,196)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,115,058)	(1,046,273)	1	—	(19,508)	(69,986)
Increase (decrease) in net assets from contract
transactions	(8,076,177)	(5,761,041)	(310)	(325)	(194,409)	(426,054)

INCREASE (DECREASE) IN NET ASSETS	9,906,099	(8,356,609)	2,270	4,249	418,227	(536,252)
NET ASSETS AT BEGINNING OF PERIOD	41,402,125	49,758,734	22,487	18,238	2,503,450	3,039,702
NET ASSETS AT END OF PERIOD	$51,308,224	$41,402,125	$24,757	$22,487	$2,921,677	$2,503,450

UNITS OUTSTANDING
Units outstanding at beginning of period	2,150,787	2,438,771	1,089	1,108	159,042	185,931
Units issued	37,701	81,245	—	—	3,214	3,434
Units redeemed	(360,964)	(369,229)	(14)	(19)	(14,404)	(30,323)
Units outstanding at end of period	1,827,524	2,150,787	1,075	1,089	147,852	159,042

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Conservative Balanced		Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,058	$11,557	$(8,917)	$(8,815)	$(8,280)	$(4,751)
Net realized gains (losses)	27,198	32,289	83,487	72,461	93,428	208,475
Change in unrealized gains (losses)	46,419	3,187	70,376	(57,266)	572,316	(241,947)
Increase (decrease) in net assets from operations	78,675	47,033	144,946	6,380	657,464	(38,223)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,500	3,000	—	—	29,893	22,058
Benefit payments	(65,578)	11,624	(11,765)	(11,307)	(12,334)	(21,175)
Payments on termination	(58,584)	(310,446)	(35,230)	(40,086)	(115,797)	(273,479)
Contract Maintenance Charge	(487)	(603)	(175)	(206)	(1,533)	(1,632)
Transfers among the sub-accounts and with the
Fixed Account - net	(45,347)	(970)	(5,152)	(17,094)	(55,637)	(149,070)
Increase (decrease) in net assets from contract
transactions	(165,496)	(297,395)	(52,322)	(68,693)	(155,408)	(423,298)

INCREASE (DECREASE) IN NET ASSETS	(86,821)	(250,362)	92,624	(62,313)	502,056	(461,521)
NET ASSETS AT BEGINNING OF PERIOD	1,070,194	1,320,556	554,222	616,535	1,950,722	2,412,243
NET ASSETS AT END OF PERIOD	$983,373	$1,070,194	$646,846	$554,222	$2,452,778	$1,950,722

UNITS OUTSTANDING
Units outstanding at beginning of period	72,227	93,258	52,424	57,888	72,913	90,264
Units issued	397	4,888	611	21	3,940	1,644
Units redeemed	(10,869)	(25,919)	(4,567)	(5,485)	(9,100)	(18,995)
Units outstanding at end of period	61,755	72,227	48,468	52,424	67,753	72,913

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global Strategic Income		Oppenheimer Main Street		Oppenheimer Main Street Small Cap
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,103	$51,086	$(2,884)	$(4,722)	$(4,511)	$(7,918)
Net realized gains (losses)	114	(3,574)	94,995	225,670	149,134	76,752
Change in unrealized gains (losses)	53,125	23,504	97,316	(90,808)	(8,631)	90,754
Increase (decrease) in net assets from operations	65,342	71,016	189,427	130,140	135,992	159,588

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,300	5,461	—	—	10,615	2,470
Benefit payments	(20,265)	(35,750)	(26,767)	(45,778)	(394)	(456)
Payments on termination	(60,325)	(104,216)	(147,997)	(188,085)	(47,747)	(143,187)
Contract Maintenance Charge	(551)	(677)	(739)	(831)	(1,259)	(1,348)
Transfers among the sub-accounts and with the
Fixed Account - net	229	(234)	(8,241)	(30,273)	55,308	151,703
Increase (decrease) in net assets from contract
transactions	(75,612)	(135,416)	(183,744)	(264,967)	16,523	9,182

INCREASE (DECREASE) IN NET ASSETS	(10,270)	(64,400)	5,683	(134,827)	152,515	168,770
NET ASSETS AT BEGINNING OF PERIOD	1,397,899	1,462,299	1,314,536	1,449,363	1,183,236	1,014,466
NET ASSETS AT END OF PERIOD	$1,387,629	$1,397,899	$1,320,219	$1,314,536	$1,335,751	$1,183,236

UNITS OUTSTANDING
Units outstanding at beginning of period	102,359	111,102	73,740	89,471	30,147	29,724
Units issued	2,194	1,264	3,819	777	11,155	6,901
Units redeemed	(6,216)	(10,007)	(13,475)	(16,508)	(11,033)	(6,478)
Units outstanding at end of period	98,337	102,359	64,084	73,740	30,269	30,147

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Total Return Bond*		Oppenheimer Capital Appreciation (SS)		Oppenheimer Conservative Balanced (SS)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,471	$12,200	$(267,546)	$(256,576)	$4,426	$37,456
Net realized gains (losses)	(4,597)	(20,261)	2,293,530	2,365,772	59,271	15,302
Change in unrealized gains (losses)	14,703	19,017	1,646,572	(2,933,145)	398,669	187,614
Increase (decrease) in net assets from operations	15,577	10,956	3,672,556	(823,949)	462,366	240,372

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,680	1,955	10,064	13,385	1,315	2,525
Benefit payments	—	—	(314,028)	(440,641)	(253,425)	(90,660)
Payments on termination	(18,462)	(45,805)	(2,276,612)	(2,045,091)	(481,460)	(603,035)
Contract Maintenance Charge	(488)	(551)	(48,655)	(62,594)	(24,314)	(30,818)
Transfers among the sub-accounts and with the
Fixed Account - net	14,696	(38,055)	(911,136)	83,501	(26,390)	(25,848)
Increase (decrease) in net assets from contract
transactions	(2,574)	(82,456)	(3,540,367)	(2,451,440)	(784,274)	(747,836)

INCREASE (DECREASE) IN NET ASSETS	13,003	(71,500)	132,189	(3,275,389)	(321,908)	(507,464)
NET ASSETS AT BEGINNING OF PERIOD	484,301	555,801	16,332,492	19,607,881	6,845,669	7,353,133
NET ASSETS AT END OF PERIOD	$497,304	$484,301	$16,464,681	$16,332,492	$6,523,761	$6,845,669

UNITS OUTSTANDING
Units outstanding at beginning of period	38,394	44,910	830,413	956,016	442,635	491,072
Units issued	1,278	2,260	11,598	57,822	13,743	36,869
Units redeemed	(1,504)	(8,776)	(169,180)	(183,425)	(62,600)	(85,306)
Units outstanding at end of period	38,168	38,394	672,831	830,413	393,778	442,635

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth (SS)		Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(100,328)	$(99,287)	$(67,039)	$(63,500)	$136,435	$1,185,295
Net realized gains (losses)	1,062,895	812,375	477,140	711,512	(106,880)	(381,538)
Change in unrealized gains (losses)	442,836	(687,005)	1,856,507	(839,483)	1,511,289	977,683
Increase (decrease) in net assets from operations	1,405,403	26,083	2,266,608	(191,471)	1,540,844	1,781,440

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,365	3,484	23,191	81,413	55,937	48,976
Benefit payments	(249,568)	(80,757)	(395,591)	(136,651)	(1,149,116)	(943,462)
Payments on termination	(766,997)	(534,013)	(938,245)	(873,275)	(4,193,120)	(4,597,176)
Contract Maintenance Charge	(21,487)	(24,364)	(24,619)	(26,144)	(81,577)	(150,569)
Transfers among the sub-accounts and with the
Fixed Account - net	(205,409)	(139,106)	(446,125)	(112,726)	568,344	(569,066)
Increase (decrease) in net assets from contract
transactions	(1,234,096)	(774,756)	(1,781,389)	(1,067,383)	(4,799,532)	(6,211,297)

INCREASE (DECREASE) IN NET ASSETS	171,307	(748,673)	485,219	(1,258,854)	(3,258,688)	(4,429,857)
NET ASSETS AT BEGINNING OF PERIOD	5,813,387	6,562,060	7,471,431	8,730,285	37,236,571	41,666,428
NET ASSETS AT END OF PERIOD	$5,984,694	$5,813,387	$7,956,650	$7,471,431	$33,977,883	$37,236,571

UNITS OUTSTANDING
Units outstanding at beginning of period	257,030	290,718	267,574	306,801	2,063,546	2,412,748
Units issued	2,198	14,846	2,685	20,262	101,381	124,094
Units redeemed	(49,447)	(48,534)	(57,679)	(59,489)	(359,065)	(473,296)
Units outstanding at end of period	209,781	257,030	212,580	267,574	1,805,862	2,063,546

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street (SS)		Oppenheimer Main Street Small Cap (SS)		Oppenheimer Total Return Bond (SS)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(183,045)	$(242,049)	$(132,029)	$(184,670)	$85,291	$286,463
Net realized gains (losses)	2,024,936	4,991,244	1,422,801	979,134	(271,821)	(415,000)
Change in unrealized gains (losses)	2,348,310	(1,988,167)	262,780	1,185,655	553,872	398,602
Increase (decrease) in net assets from operations	4,190,201	2,761,028	1,553,552	1,980,119	367,342	270,065

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,615	25,250	5,260	6,382	14,667	30,236
Benefit payments	(735,787)	(828,141)	(384,405)	(372,724)	(511,657)	(900,543)
Payments on termination	(3,417,985)	(3,571,412)	(1,578,863)	(1,479,156)	(1,596,497)	(2,198,734)
Contract Maintenance Charge	(80,836)	(110,021)	(42,055)	(52,102)	(42,944)	(60,172)
Transfers among the sub-accounts and with the
Fixed Account - net	(877,507)	(962,199)	103,903	(511,085)	334,495	349,117
Increase (decrease) in net assets from contract
transactions	(5,092,500)	(5,446,523)	(1,896,160)	(2,408,685)	(1,801,936)	(2,780,096)

INCREASE (DECREASE) IN NET ASSETS	(902,299)	(2,685,495)	(342,608)	(428,566)	(1,434,594)	(2,510,031)
NET ASSETS AT BEGINNING OF PERIOD	30,471,313	33,156,808	13,788,141	14,216,707	13,725,194	16,235,225
NET ASSETS AT END OF PERIOD	$29,569,014	$30,471,313	$13,445,533	$13,788,141	$12,290,600	$13,725,194

UNITS OUTSTANDING
Units outstanding at beginning of period	1,228,171	1,461,337	376,889	449,666	1,505,368	1,805,373
Units issued	24,678	37,440	22,191	20,123	122,895	144,290
Units redeemed	(213,094)	(270,606)	(70,685)	(92,900)	(317,716)	(444,295)
Units outstanding at end of period	1,039,755	1,228,171	328,395	376,889	1,310,547	1,505,368

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Foreign Bond (US Dollar-Hedged)		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)		PIMCO VIT Emerging Markets Bond (Advisor Shares)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$22	$—	$79,099	$(6,596)	$19,130	$23,221
Net realized gains (losses)	1	14	(462,658)	(305,749)	(6,039)	(26,748)
Change in unrealized gains (losses)	(15)	15	381,813	428,396	32,456	77,392
Increase (decrease) in net assets from operations	8	29	(1,746)	116,051	45,547	73,865

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	150	—	—
Benefit payments	—	—	(250,368)	(11,759)	(16,858)	(49,063)
Payments on termination	—	(384)	(113,157)	(70,936)	(81,921)	(58,653)
Contract Maintenance Charge	(3)	(4)	(1,844)	(3,522)	(1,951)	(2,571)
Transfers among the sub-accounts and with the
Fixed Account - net	33	(2)	22,724	(99,011)	(42,867)	(48,917)
Increase (decrease) in net assets from contract
transactions	30	(390)	(342,645)	(185,078)	(143,597)	(159,204)

INCREASE (DECREASE) IN NET ASSETS	38	(361)	(344,391)	(69,027)	(98,050)	(85,339)
NET ASSETS AT BEGINNING OF PERIOD	600	961	943,603	1,012,630	639,423	724,762
NET ASSETS AT END OF PERIOD	$638	$600	$599,212	$943,603	$541,373	$639,423

UNITS OUTSTANDING
Units outstanding at beginning of period	33	56	167,844	203,839	41,156	52,074
Units issued	2	—	7,025	9,784	1,533	6,100
Units redeemed	—	(23)	(68,544)	(45,779)	(10,525)	(17,018)
Units outstanding at end of period	35	33	106,325	167,844	32,164	41,156

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Real Return (Advisor Shares)*		PIMCO VIT Total Return		PIMCO VIT Total Return (Advisor Shares)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,575	$10,178	$9	$8	$24,835	$36,066
Net realized gains (losses)	(16,543)	(19,567)	1	1	(561)	(19,790)
Change in unrealized gains (losses)	34,730	79,706	46	9	266,297	94,985
Increase (decrease) in net assets from operations	35,762	70,317	56	18	290,571	111,261

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	350	—	—	1,400	2,050
Benefit payments	(80,541)	(33,695)	—	—	(305,552)	(470,910)
Payments on termination	(304,081)	(200,872)	—	—	(1,171,002)	(1,021,158)
Contract Maintenance Charge	(4,722)	(9,051)	(5)	(5)	(25,907)	(39,840)
Transfers among the sub-accounts and with the
Fixed Account - net	2,229,314	(75,768)	175	34	(272,852)	309,019
Increase (decrease) in net assets from contract
transactions	1,839,970	(319,036)	170	29	(1,773,913)	(1,220,839)

INCREASE (DECREASE) IN NET ASSETS	1,875,732	(248,719)	226	47	(1,483,342)	(1,109,578)
NET ASSETS AT BEGINNING OF PERIOD	1,796,332	2,045,051	1,647	1,600	10,036,658	11,146,236
NET ASSETS AT END OF PERIOD	$3,672,064	$1,796,332	$1,873	$1,647	$8,553,316	$10,036,658

UNITS OUTSTANDING
Units outstanding at beginning of period	137,596	162,249	96	95	689,455	773,110
Units issued	178,504	3,952	10	6	49,300	53,469
Units redeemed	(38,408)	(28,605)	—	(5)	(168,156)	(137,124)
Units outstanding at end of period	277,692	137,596	106	96	570,599	689,455

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Financials		ProFund VP Health Care		ProFund VP Large-Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$—	$(9)	$—	$(9)	$(435)	$(391)
Net realized gains (losses)	—	565	—	881	2,045	3,606
Change in unrealized gains (losses)	—	(614)	—	(963)	(1,852)	1,852
Increase (decrease) in net assets from operations	—	(58)	—	(91)	(242)	5,067

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	(1,607)	—	(1,577)	—	—
Contract Maintenance Charge	—	(1)	—	(1)	—	—
Transfers among the sub-accounts and with the		—		—
Fixed Account - net	—	40	—	(57)	(59,858)	55,033
Increase (decrease) in net assets from contract
transactions	—	(1,568)	—	(1,635)	(59,858)	55,033
		—		—
INCREASE (DECREASE) IN NET ASSETS	—	(1,626)	—	(1,726)	(60,100)	60,100
NET ASSETS AT BEGINNING OF PERIOD	—	1,626		1,726	60,100	—
NET ASSETS AT END OF PERIOD	$—	$—	$—	$—	$—	$60,100
		—		—
UNITS OUTSTANDING		—		—
Units outstanding at beginning of period	—	170		80	4,681	—
Units issued	—	4	—	—	1,661	13,767
Units redeemed	—	(174)	—	(80)	(6,342)	(9,086)
Units outstanding at end of period	—	—	—	—	—	4,681

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Telecommunications		ProFund VP Utilities		VT American Government Income
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$—	$(10)	$—	$(71)	$122,796	$72,503
Net realized gains (losses)	—	377	—	5,757	(382,054)	(393,460)
Change in unrealized gains (losses)	—	(173)	—	(3,958)	328,635	166,281
Increase (decrease) in net assets from operations	—	194	—	1,728	69,377	(154,676)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	13,777	35,793
Benefit payments	—	—	—	—	(588,682)	(187,760)
Payments on termination	—	(1,836)	—	(13,810)	(817,536)	(1,293,536)
Contract Maintenance Charge	—	(1)	—	(9)	(26,763)	(32,079)
Transfers among the sub-accounts and with the		—		—
Fixed Account - net	—	(24)	—	(2)	(390,799)	(408,407)
Increase (decrease) in net assets from contract
transactions	—	(1,861)	—	(13,821)	(1,810,003)	(1,885,989)
		—		—
INCREASE (DECREASE) IN NET ASSETS	—	(1,667)	—	(12,093)	(1,740,626)	(2,040,665)
NET ASSETS AT BEGINNING OF PERIOD	—	1,667		12,093	13,239,577	15,280,242
NET ASSETS AT END OF PERIOD	$—	$—	$—	$—	$11,498,951	$13,239,577
		—		—
UNITS OUTSTANDING		—		—
Units outstanding at beginning of period	—	151		1,008	818,662	925,196
Units issued	—	—	—	—	34,496	53,437
Units redeemed	—	(151)	—	(1,008)	(141,122)	(159,971)
Units outstanding at end of period	—	—	—	—	712,036	818,662

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Capital Opportunities		VT Diversified Income		VT Equity Income*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(31,520)	$(20,697)	$726,606	$1,075,078	$(853,072)	$252,540
Net realized gains (losses)	320,153	72,331	(497,505)	(852,850)	6,894,700	5,425,455
Change in unrealized gains (losses)	(79,724)	365,499	714,599	399,302	16,085,425	856,445
Increase (decrease) in net assets from operations	208,909	417,133	943,700	621,530	22,127,053	6,534,440

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,600	600	4,427	6,511	56,411	82,389
Benefit payments	(13,377)	(74,140)	(418,779)	(672,297)	(4,085,630)	(1,244,227)
Payments on termination	(169,801)	(248,716)	(1,048,296)	(1,157,462)	(9,446,355)	(4,599,826)
Contract Maintenance Charge	(11,005)	(11,250)	(30,443)	(34,746)	(301,696)	(172,002)
Transfers among the sub-accounts and with the
Fixed Account - net	20,617	33,764	(140,011)	(670,622)	106,573,153	(827,947)
Increase (decrease) in net assets from contract
transactions	(162,966)	(299,742)	(1,633,102)	(2,528,616)	92,795,883	(6,761,613)

INCREASE (DECREASE) IN NET ASSETS	45,943	117,391	(689,402)	(1,907,086)	114,922,936	(227,173)
NET ASSETS AT BEGINNING OF PERIOD	3,434,046	3,316,655	17,555,403	19,462,489	59,352,269	59,579,442
NET ASSETS AT END OF PERIOD	$3,479,989	$3,434,046	$16,866,001	$17,555,403	$174,275,205	$59,352,269

UNITS OUTSTANDING
Units outstanding at beginning of period	117,272	128,961	944,053	1,087,308	2,238,476	2,518,324
Units issued	9,920	9,816	25,048	24,465	4,358,174	153,217
Units redeemed	(15,578)	(21,505)	(110,485)	(167,720)	(674,516)	(433,065)
Units outstanding at end of period	111,614	117,272	858,616	944,053	5,922,134	2,238,476

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT George Putnam Balanced		VT Global Asset Allocation		VT Global Equity
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$52,990	$133,804	$3,230	$100,105	$(540)	$(38,447)
Net realized gains (losses)	940,443	190,172	932,320	1,569,264	275,865	20,478
Change in unrealized gains (losses)	4,628,222	2,373,709	1,601,907	(694,856)	2,871,328	(55,925)
Increase (decrease) in net assets from operations	5,621,655	2,697,685	2,537,457	974,513	3,146,653	(73,894)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,190	106,407	17,800	1,177	7,289	39,452
Benefit payments	(947,279)	(1,480,041)	(344,810)	(397,040)	(147,658)	(305,349)
Payments on termination	(3,926,624)	(3,111,705)	(1,275,425)	(1,462,643)	(707,110)	(719,712)
Contract Maintenance Charge	(106,941)	(115,546)	(51,271)	(56,276)	(35,303)	(36,962)
Transfers among the sub-accounts and with the
Fixed Account - net	16,571	1,141,240	(115,228)	(475,680)	(564,049)	(171,569)
Increase (decrease) in net assets from contract
transactions	(4,947,083)	(3,459,645)	(1,768,934)	(2,390,462)	(1,446,831)	(1,194,140)

INCREASE (DECREASE) IN NET ASSETS	674,572	(761,960)	768,523	(1,415,949)	1,699,822	(1,268,034)
NET ASSETS AT BEGINNING OF PERIOD	43,741,614	44,503,574	19,440,502	20,856,451	12,373,151	13,641,185
NET ASSETS AT END OF PERIOD	$44,416,186	$43,741,614	$20,209,025	$19,440,502	$14,072,973	$12,373,151

UNITS OUTSTANDING
Units outstanding at beginning of period	2,835,833	3,058,434	1,032,882	1,162,202	1,126,197	1,232,948
Units issued	100,953	271,277	34,399	45,141	13,909	39,040
Units redeemed	(389,069)	(493,878)	(119,485)	(174,461)	(127,543)	(145,791)
Units outstanding at end of period	2,547,717	2,835,833	947,796	1,032,882	1,012,563	1,126,197

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Health Care		VT Global Utilities		VT Government Money Market*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(199,365)	$(361,704)	$113,155	$44	$(487,899)	$(637,022)
Net realized gains (losses)	2,663,330	3,872,684	282,965	413,514	—	—
Change in unrealized gains (losses)	477,393	(7,143,495)	1,055,022	(307,736)	—	—
Increase (decrease) in net assets from operations	2,941,358	(3,632,515)	1,451,142	105,822	(487,899)	(637,022)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	42,688	45,210	2,020	2,138	51,070	9,895
Benefit payments	(910,019)	(354,187)	(348,679)	(225,118)	(2,451,280)	(3,070,301)
Payments on termination	(1,805,561)	(1,085,989)	(551,085)	(617,651)	(7,589,823)	(9,392,708)
Contract Maintenance Charge	(62,708)	(78,780)	(18,557)	(21,704)	(87,717)	(192,203)
Transfers among the sub-accounts and with the
Fixed Account - net	(716,319)	(2,433,790)	(326,783)	(251,286)	6,445,957	7,188,248
Increase (decrease) in net assets from contract
transactions	(3,451,919)	(3,907,536)	(1,243,084)	(1,113,621)	(3,631,793)	(5,457,069)

INCREASE (DECREASE) IN NET ASSETS	(510,561)	(7,540,051)	208,058	(1,007,799)	(4,119,692)	(6,094,091)
NET ASSETS AT BEGINNING OF PERIOD	21,889,246	29,429,297	7,446,157	8,453,956	38,866,150	44,960,241
NET ASSETS AT END OF PERIOD	$21,378,685	$21,889,246	$7,654,215	$7,446,157	$34,746,458	$38,866,150

UNITS OUTSTANDING
Units outstanding at beginning of period	923,219	1,084,970	569,870	651,164	4,094,895	4,647,000
Units issued	23,449	32,865	12,303	37,522	1,124,756	1,458,200
Units redeemed	(151,768)	(194,616)	(92,310)	(118,816)	(1,505,530)	(2,010,305)
Units outstanding at end of period	794,900	923,219	489,863	569,870	3,714,121	4,094,895

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Growth and Income*		VT Growth Opportunities		VT High Yield
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,725,240	$328,752	$(1,294,267)	$(220,024)	$1,067,188	$1,298,476
Net realized gains (losses)	23,893,898	5,079,053	3,603,145	972,700	(180,342)	(634,561)
Change in unrealized gains (losses)	(20,594,910)	7,879,887	21,508,487	144,003	376,694	2,657,803
Increase (decrease) in net assets from operations	5,024,228	13,287,692	23,817,365	896,679	1,263,540	3,321,718

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	189,100	62,743	57,798	9,021	27,991	45,791
Benefit payments	(1,703,496)	(4,251,204)	(2,327,855)	(294,752)	(674,359)	(888,975)
Payments on termination	(4,262,275)	(8,440,209)	(7,650,192)	(1,267,312)	(2,027,210)	(2,336,964)
Contract Maintenance Charge	(77,469)	(257,251)	(228,108)	(53,128)	(55,966)	(75,046)
Transfers among the sub-accounts and with the
Fixed Account - net	(110,391,957)	(4,238,640)	(2,977,990)	78,938,012	(607,622)	(1,172,355)
Increase (decrease) in net assets from contract
transactions	(116,246,097)	(17,124,561)	(13,126,347)	77,331,841	(3,337,166)	(4,427,549)

INCREASE (DECREASE) IN NET ASSETS	(111,221,869)	(3,836,869)	10,691,018	78,228,520	(2,073,626)	(1,105,831)
NET ASSETS AT BEGINNING OF PERIOD	111,221,869	115,058,738	87,440,522	9,212,002	24,946,039	26,051,870
NET ASSETS AT END OF PERIOD	$—	$111,221,869	$98,131,540	$87,440,522	$22,872,413	$24,946,039

UNITS OUTSTANDING
Units outstanding at beginning of period	6,499,513	7,628,374	10,017,371	1,178,760	1,074,100	1,268,905
Units issued	75,824	214,409	145,473	9,153,639	31,676	206,936
Units redeemed	(6,575,337)	(1,343,270)	(1,441,279)	(315,028)	(169,751)	(401,741)
Units outstanding at end of period	—	6,499,513	8,721,565	10,017,371	936,025	1,074,100

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Income		VT International Equity		VT International Growth
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,490,422	$1,703,209	$417,259	$1,096,921	$(32,889)	$(40,751)
Net realized gains (losses)	(542,407)	(797,611)	(329,268)	(1,494,895)	409,029	200,428
Change in unrealized gains (losses)	1,100,105	(600,282)	12,615,976	(2,147,594)	2,357,511	(991,218)
Increase (decrease) in net assets from operations	2,048,120	305,316	12,703,967	(2,545,568)	2,733,651	(831,541)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,937	45,069	69,859	104,822	25,553	21,012
Benefit payments	(1,283,213)	(1,788,124)	(1,326,191)	(1,496,010)	(330,404)	(362,914)
Payments on termination	(4,521,811)	(5,354,003)	(5,152,315)	(4,073,384)	(587,549)	(397,903)
Contract Maintenance Charge	(123,746)	(165,300)	(129,719)	(150,370)	(34,784)	(37,447)
Transfers among the sub-accounts and with the
Fixed Account - net	1,051,625	(715,198)	(1,424,806)	(903,884)	(199,970)	(226,219)
Increase (decrease) in net assets from contract
transactions	(4,863,208)	(7,977,556)	(7,963,172)	(6,518,826)	(1,127,154)	(1,003,471)

INCREASE (DECREASE) IN NET ASSETS	(2,815,088)	(7,672,240)	4,740,795	(9,064,394)	1,606,497	(1,835,012)
NET ASSETS AT BEGINNING OF PERIOD	52,371,445	60,043,685	54,621,275	63,685,669	8,836,640	10,671,652
NET ASSETS AT END OF PERIOD	$49,556,357	$52,371,445	$59,362,070	$54,621,275	$10,443,137	$8,836,640

UNITS OUTSTANDING
Units outstanding at beginning of period	3,101,981	3,573,126	4,241,322	4,742,725	783,661	874,210
Units issued	142,202	183,779	151,859	245,910	45,241	33,906
Units redeemed	(423,774)	(654,924)	(680,873)	(747,313)	(132,429)	(124,455)
Units outstanding at end of period	2,820,409	3,101,981	3,712,308	4,241,322	696,473	783,661

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Value		VT Investors		VT Multi-Cap Growth
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,406	$102,567	$(144,765)	$(31,332)	$(549,995)	$(459,202)
Net realized gains (losses)	(252,802)	(385,790)	4,671,541	3,508,865	8,873,627	9,074,132
Change in unrealized gains (losses)	2,416,146	228,122	4,303,405	800,114	8,736,026	(4,714,904)
Increase (decrease) in net assets from operations	2,175,750	(55,101)	8,830,181	4,277,647	17,059,658	3,900,026

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,337	32,936	15,775	33,634	72,297	128,174
Benefit payments	(236,608)	(180,767)	(757,862)	(1,780,391)	(1,665,521)	(1,338,286)
Payments on termination	(868,564)	(450,658)	(2,962,210)	(2,615,068)	(5,993,796)	(4,351,313)
Contract Maintenance Charge	(29,191)	(31,835)	(101,971)	(116,523)	(210,869)	(216,883)
Transfers among the sub-accounts and with the
Fixed Account - net	(247,701)	(244,772)	(1,037,170)	(1,546,515)	(1,360,849)	(2,289,175)
Increase (decrease) in net assets from contract
transactions	(1,364,727)	(875,096)	(4,843,438)	(6,024,863)	(9,158,738)	(8,067,483)

INCREASE (DECREASE) IN NET ASSETS	811,023	(930,197)	3,986,743	(1,747,216)	7,900,920	(4,167,457)
NET ASSETS AT BEGINNING OF PERIOD	10,002,022	10,932,219	44,326,043	46,073,259	65,714,392	69,881,849
NET ASSETS AT END OF PERIOD	$10,813,045	$10,002,022	$48,312,786	$44,326,043	$73,615,312	$65,714,392

UNITS OUTSTANDING
Units outstanding at beginning of period	781,386	850,399	3,120,920	3,592,701	4,862,852	5,488,157
Units issued	20,873	27,165	67,838	52,044	105,192	99,812
Units redeemed	(115,489)	(96,178)	(383,610)	(523,825)	(702,682)	(725,117)
Units outstanding at end of period	686,770	781,386	2,805,148	3,120,920	4,265,362	4,862,852

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Multi-Cap Value		VT Research		VT Small Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,279)	$(42,767)	$(164,192)	$31,179	$(266,153)	$(96,880)
Net realized gains (losses)	435,027	771,295	1,779,575	1,233,753	1,535,673	2,573,588
Change in unrealized gains (losses)	148,617	(66,803)	2,636,895	446,999	755,157	4,897,035
Increase (decrease) in net assets from operations	547,365	661,725	4,252,278	1,711,931	2,024,677	7,373,743

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,219	4,626	14,936	11,809	14,537	18,802
Benefit payments	(124,046)	(14,222)	(718,951)	(463,640)	(917,540)	(523,536)
Payments on termination	(626,490)	(352,024)	(1,403,791)	(1,293,979)	(2,307,953)	(1,894,830)
Contract Maintenance Charge	(16,643)	(17,274)	(53,124)	(58,902)	(52,580)	(54,371)
Transfers among the sub-accounts and with the						—
Fixed Account - net	(1,230)	297,741	(895,210)	(798,618)	(760,729)	(624,739)
Increase (decrease) in net assets from contract
transactions	(767,190)	(81,153)	(3,056,140)	(2,603,330)	(4,024,265)	(3,078,674)
						—
INCREASE (DECREASE) IN NET ASSETS	(219,825)	580,572	1,196,138	(891,399)	(1,999,588)	4,295,069
NET ASSETS AT BEGINNING OF PERIOD	6,248,088	5,667,516	21,006,393	21,897,792	35,691,804	31,396,735
NET ASSETS AT END OF PERIOD	$6,028,263	$6,248,088	$22,202,531	$21,006,393	$33,692,216	$35,691,804

UNITS OUTSTANDING
Units outstanding at beginning of period	208,638	210,684	1,267,262	1,434,943	1,109,424	1,229,150
Units issued	14,343	24,997	23,903	39,051	40,336	59,847
Units redeemed	(38,605)	(27,043)	(185,143)	(206,732)	(155,057)	(179,573)
Units outstanding at end of period	184,376	208,638	1,106,022	1,267,262	994,703	1,109,424

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.*
	Sub-Account
	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)*
	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(38)	$(2)
Net realized gains (losses)	1,666	2,109
Change in unrealized gains (losses)	1,580	(202)
Increase (decrease) in net assets from operations	3,208	1,905

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Benefit payments	—	—
Payments on termination	—	—
Contract Maintenance Charge	(8)	(7)
Transfers among the sub-accounts and with the		—
Fixed Account - net	(1)	—
Increase (decrease) in net assets from contract
transactions	(9)	(7)

INCREASE (DECREASE) IN NET ASSETS	3,199	1,898
NET ASSETS AT BEGINNING OF PERIOD	23,132	21,234
NET ASSETS AT END OF PERIOD	$26,331	$23,132

UNITS OUTSTANDING
Units outstanding at beginning of period	1,353	1,354
Units issued	—	—
Units redeemed	(1)	(1)
Units outstanding at end of period	1,352	1,353

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.
Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity II Asset Manager
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2016*
AST Advanced Strategies	AST Bond Portfolio 2018
AST AQR Emerging Markets Equity*,**	AST Bond Portfolio 2019
AST AQR Large-Cap**	AST Bond Portfolio 2020**
AST Balanced Asset Allocation	AST Bond Portfolio 2021**
AST BlackRock Global Strategies	AST Bond Portfolio 2022**
AST BlackRock iShares ETF*	AST Bond Portfolio 2023
AST BlackRock Low Duration Bond	AST Bond Portfolio 2024
AST BlackRock/Loomis Sayles Bond*	AST Bond Portfolio 2025**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Advanced Series Trust (continued)	Advanced Series Trust (continued)
AST Bond Portfolio 2026	AST Wellington Management Hedged Equity
AST Bond Portfolio 2027	AST Western Asset Core Plus Bond
AST Bond Portfolio 2028*,**	AST Western Asset Emerging Markets Debt**
AST Boston Partners Large-Cap Value*
AST Capital Growth Asset Allocation	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
AST ClearBridge Dividend Growth**	Invesco V.I. American Franchise
AST Cohen & Steers Realty	Invesco V.I. American Value
AST Defensive Asset Allocation*	Invesco V.I. Comstock
AST FI Pyramis® Quantitative	Invesco V.I. Core Equity
AST Global Real Estate	Invesco V.I. Core Plus Bond
AST Goldman Sachs Large-Cap Value*	Invesco V.I. Diversified Dividend
AST Goldman Sachs Mid-Cap Growth	Invesco V.I. Equity and Income
AST Goldman Sachs Multi-Asset*	Invesco V.I. Global Core Equity
AST Goldman Sachs Small-Cap Value	Invesco V.I. Government Money Market
AST Government Money Market	Invesco V.I. Government Securities
AST High Yield	Invesco V.I. High Yield
AST Hotchkis & Wiley Large-Cap Value	Invesco V.I. International Growth
AST International Growth	Invesco V.I. Managed Volatility
AST International Value	Invesco V.I. Mid Cap Core Equity
AST Investment Grade Bond	Invesco V.I. Mid Cap Growth
AST Jennison Large-Cap Growth**	Invesco V.I. S&P 500 Index
AST J.P. Morgan Global Thematic	Invesco V.I. Technology
AST J.P. Morgan International Equity	Invesco V.I. Value Opportunities
AST J.P. Morgan Strategic Opportunities
AST Loomis Sayles Large-Cap Growth	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
AST Lord Abbett Core Fixed Income	Invesco V.I. American Franchise II
AST MFS Global Equity	Invesco V.I. American Value II
AST MFS Growth	Invesco V.I. Comstock II
AST MFS Large-Cap Value**	Invesco V.I. Core Equity II
AST Neuberger Berman/LSV Mid-Cap Value	Invesco V.I. Core Plus Bond II
AST New Discovery Asset Allocation	Invesco V.I. Diversified Dividend II
AST Parametric Emerging Markets Equity	Invesco V.I. Equity and Income II
AST Preservation Asset Allocation*	Invesco V.I. Global Core Equity II
AST Prudential Core Bond**	Invesco V.I. Government Money Market II
AST Prudential Growth Allocation*	Invesco V.I. Government Securities II
AST QMA Emerging Markets Equity*	Invesco V.I. Growth and Income II
AST QMA Large-Cap**	Invesco V.I. High Yield II
AST QMA US Equity Alpha	Invesco V.I. International Growth II
AST Quantitative Modeling**	Invesco V.I. Managed Volatility II
AST RCM World Trends	Invesco V.I. Mid Cap Core Equity II
AST Schroders Global Tactical*	Invesco V.I. Mid Cap Growth II
AST Small-Cap Growth	Invesco V.I. S&P 500 Index II
AST Small-Cap Growth Opportunities	Invesco V.I. Technology II
AST Small-Cap Value	Invesco V.I. Value Opportunities II
AST Templeton Global Bond
AST T. Rowe Price Asset Allocation	Alliance Bernstein Variable Product Series Fund
AST T. Rowe Price Large-Cap Growth	AB VPS Growth
AST T. Rowe Price Large-Cap Value*	AB VPS Growth & Income
AST T. Rowe Price Natural Resources	AB VPS International Value
AST WEDGE Capital Mid-Cap Value	AB VPS Large Cap Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Alliance Bernstein Variable Product Series Fund (continued)	Fidelity Variable Insurance Products Fund (Service Class 2) (continued)
AB VPS Small/Mid Cap Value	VIP Growth Opportunities (Service Class 2)
AB VPS Value	VIP High Income (Service Class 2)
VIP Index 500 (Service Class 2)
American Century Variable Portfolios, Inc.	VIP Investment Grade Bond (Service Class 2)
American Century VP Balanced**	VIP Mid Cap (Service Class 2)
American Century VP International	VIP Overseas (Service Class 2)

Deutsche Variable Series I	Franklin Templeton Variable Insurance Products Trust
Deutsche Bond VIP (Class A)*	Franklin Flex Cap Growth VIP (Class 2)*
Deutsche Capital Growth VIP (Class A)*	Franklin Growth and Income VIP (Class 2)*
Deutsche Core Equity VIP (Class A)*	Franklin High Income VIP (Class 2)*
Deutsche CROCI® International VIP (Class A)*	Franklin Income VIP (Class 2)*
Deutsche Global Small Cap VIP (Class A)*	Franklin Large Cap Growth VIP (Class 2)*
Franklin Mutual Global Discovery VIP (Class 2)*
Deutsche Variable Series II	Franklin Mutual Shares VIP (Class 2)*
Deutsche Global Income Builder VIP (Class A) II*	Franklin Small Cap Value VIP (Class 2)*
Deutsche Government Money Market VIP (Class A) II*	Franklin Small-Mid Cap Growth VIP (Class 2)*
Deutsche Small Mid Cap Growth VIP (Class A) II*	Franklin U.S. Government Securities VIP (Class 2)*
Templeton Developing Markets VIP (Class 2)*
Dreyfus Stock Index Fund, Inc.*	Templeton Foreign VIP (Class 2)*
Dreyfus Stock Index Fund, Inc. (Initial Shares)*	Templeton Global Bond VIP (Class 2)*
Templeton Growth VIP (Class 2)*
Dreyfus Variable Investment Fund
VIF Government Money Market	Goldman Sachs Variable Insurance Trust
VIF Growth & Income	VIT Large Cap Value
VIT Mid Cap Value
Federated Insurance Series	VIT Small Cap Equity Insights
Federated Government Money Fund II	VIT Strategic Growth
VIT Strategic International Equity**
Fidelity Variable Insurance Products Fund	VIT U.S. Equity Insights
VIP Contrafund
VIP Equity-Income	Janus Aspen Series
VIP Government Money Market*	Janus Henderson Forty (Institutional Shares)*
VIP Growth
VIP High Income	Janus Aspen Series (Service Shares)
VIP Index 500	Janus Henderson Global Research (Service Shares)*,**
VIP Investment Grade Bond	Janus Henderson Overseas (Service Shares)*,**
VIP Overseas
Lazard Retirement Series, Inc.
Fidelity Variable Insurance Products Fund (Service Class 2)	Lazard Retirement Emerging Markets Equity*
VIP Asset Manager Growth (Service Class 2)**
VIP Contrafund (Service Class 2)	Legg Mason Partners Variable Equity Trust
VIP Equity-Income (Service Class 2)	ClearBridge Variable Large Cap Value Portfolio I
VIP Freedom 2010 Portfolio (Service Class 2)
VIP Freedom 2020 Portfolio (Service Class 2)	Lord Abbett Series Fund
VIP Freedom 2030 Portfolio (Service Class 2)	Bond-Debenture
VIP Freedom Income Portfolio (Service Class 2)	Fundamental Equity
VIP Government Money Market (Service Class 2)*	Growth and Income
VIP Growth (Service Class 2)	Growth Opportunities
VIP Growth & Income (Service Class 2)	Mid-Cap Stock

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

MFS Variable Insurance Trust	Neuberger Berman Advisors Management Trust (continued)
MFS Growth	AMT Mid-Cap Growth**
MFS High Yield
MFS Investors Trust	Oppenheimer Variable Account Funds
MFS New Discovery	Oppenheimer Capital Appreciation
MFS Research	Oppenheimer Conservative Balanced
MFS Total Return Bond	Oppenheimer Discovery Mid Cap Growth
MFS Utilities	Oppenheimer Global
Oppenheimer Global Strategic Income
MFS Variable Insurance Trust (Service Class)	Oppenheimer Main Street
MFS Growth (Service Class)	Oppenheimer Main Street Small Cap
MFS Investors Trust (Service Class)	Oppenheimer Total Return Bond*
MFS New Discovery (Service Class)
MFS Research (Service Class)	Oppenheimer Variable Account Funds (Service Shares ("SS"))
MFS Utilities (Service Class)	Oppenheimer Capital Appreciation (SS)
Oppenheimer Conservative Balanced (SS)
Morgan Stanley Variable Insurance Fund, Inc.*	Oppenheimer Discovery Mid Cap Growth (SS)
Morgan Stanley VIF Core Plus Fixed Income*	Oppenheimer Global (SS)
Morgan Stanley VIF Emerging Markets Equity*	Oppenheimer Global Strategic Income (SS)
Morgan Stanley VIF Global Infrastructure*	Oppenheimer International Growth (SS)**
Morgan Stanley VIF Global Strategist*	Oppenheimer Main Street (SS)
Morgan Stanley VIF Growth*	Oppenheimer Main Street Small Cap (SS)
Morgan Stanley VIF Mid Cap Growth*	Oppenheimer Total Return Bond (SS)*
Morgan Stanley VIF U.S. Real Estate*
PIMCO Variable Insurance Trust
Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Foreign Bond (US Dollar-Hedged)
Morgan Stanley VIF Emerging Markets Debt (Class II)*	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
Morgan Stanley VIF Emerging Markets Equity (Class II)*	PIMCO VIT Emerging Markets Bond (Advisor Shares)
Morgan Stanley VIF Global Franchise (Class II)*	PIMCO VIT Real Return (Advisor Shares)*
Morgan Stanley VIF Global Infrastructure (Class II)*	PIMCO VIT Total Return
Morgan Stanley VIF Global Strategist (Class II)*	PIMCO VIT Total Return (Advisor Shares)
Morgan Stanley VIF Growth (Class II)*
Morgan Stanley VIF Mid Cap Growth (Class II)*	Profunds VP
Morgan Stanley VIF Small Company Growth (Class II)*	ProFund VP Consumer Goods**
Morgan Stanley VIF U.S. Real Estate (Class II)*	ProFund VP Consumer Services**
ProFund VP Financials**
Morgan Stanley Variable Investment Series	ProFund VP Health Care**
European Equity	ProFund VP Industrials**
Income Plus	ProFund VP Large-Cap Growth**
Limited Duration	ProFund VP Large-Cap Value**
Multi Cap Growth	ProFund VP Mid-Cap Growth**
ProFund VP Mid-Cap Value**
Morgan Stanley Variable Investment Series (Class Y Shares)	ProFund VP Real Estate**
European Equity (Class Y Shares)	ProFund VP Small-Cap Growth**
Income Plus (Class Y Shares)	ProFund VP Small-Cap Value**
Limited Duration (Class Y Shares)	ProFund VP Telecommunications**
Multi Cap Growth (Class Y Shares)	ProFund VP Utilities**

Neuberger Berman Advisors Management Trust	Putnam Variable Trust
AMT Guardian**	VT American Government Income
AMT Large Cap Value	VT Capital Opportunities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Putnam Variable Trust (continued)	Putnam Variable Trust (continued)
VT Diversified Income	VT International Growth
VT Equity Income*	VT International Value
VT George Putnam Balanced	VT Investors
VT Global Asset Allocation	VT Multi-Cap Growth
VT Global Equity	VT Multi-Cap Value
VT Global Health Care	VT Research
VT Global Utilities	VT Small Cap Value
VT Government Money Market*
VT Growth and Income*	Rydex Variable Trust
VT Growth Opportunities	Rydex VIF NASDAQ-100**
VT High Yield
VT Income	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.*
VT International Equity	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)*
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
(**) Sub-account was available, but had no net assets as of December 31, 2017.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2017:
The following sub-account was opened during the year ended December 31, 2017:

AST Bond Portfolio 2028 (sub-account launched on January 3, 2017)
The following sub-accounts were merged during the year ended December 31, 2017:

Date:	Merged from:	Merged to:
April 28, 2017	AST BlackRock iShares ETF	AST Goldman Sachs Multi-Asset
April 28, 2017	AST Boston Partners Large-Cap Value	AST Goldman Sachs Large-Cap Value
April 28, 2017	AST Defensive Asset Allocation	AST Preservation Asset Allocation
April 28, 2017	AST QMA Emerging Markets Equity	AST AQR Emerging Markets Equity
April 28, 2017	AST Schroders Global Tactical	AST Prudential Growth Allocation
April 28, 2017	Franklin High Income VIP (Class 2)	PIMCO VIT Real Return (Advisor Shares)
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

Date:	Merged from:	Merged to:
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Putnam Variable Trust - VT Government Money Market
May 12, 2017	Putnam Variable Trust - VT Growth and Income	Putnam Variable Trust - VT Equity Income

The following sub-account was closed during the year ended December 31, 2017:

Date:	Fund name:
January 3, 2017	AST Bond Portfolio 2016
The following fund managers had name changes during the year ended December 31, 2017:

Former name:	New name:
Dreyfus Socially Responsible Growth Fund, Inc.	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
Dreyfus Stock Index Fund	Dreyfus Stock Index Fund, Inc.
Invesco Investment Services	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Investment Services (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
The Universal Institutional Funds, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
The Universal Institutional Funds, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
The following Funds had name changes during the year ended December 31, 2017:

Former name:	New name:
AST PIMCO Total Return Bond	AST BlackRock/Loomis Sayles Bond
AST Value Equity	AST T. Rowe Price Large-Cap Value
Deutsche Bond VIP A	Deutsche Bond VIP (Class A)
Deutsche Capital Growth VIP A	Deutsche Capital Growth VIP (Class A)
Deutsche Core Equity VIP A	Deutsche Core Equity VIP (Class A)
Deutsche CROCI® International VIP A	Deutsche CROCI® International VIP (Class A)
Deutsche Global Income Builder VIP A II	Deutsche Global Income Builder VIP (Class A) II
Deutsche Global Small Cap VIP A	Deutsche Global Small Cap VIP (Class A)
Deutsche Government Money Market VIP A II	Deutsche Government Money Market VIP (Class A) II
Deutsche Small Mid Cap Growth VIP A II	Deutsche Small Mid Cap Growth VIP (Class A) II
Dreyfus Socially Responsible Growth Fund	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
Dreyfus Stock Index Fund	Dreyfus Stock Index Fund, Inc. (Initial Shares)
Emerging Markets Equity	Lazard Retirement Emerging Markets Equity
Forty Portfolio	Janus Henderson Forty (Institutional Shares)
Franklin Flex Cap Growth VIP	Franklin Flex Cap Growth VIP (Class 2)
Franklin Growth and Income VIP	Franklin Growth and Income VIP (Class 2)
Franklin High Income VIP	Franklin High Income VIP (Class 2)
Franklin Income VIP	Franklin Income VIP (Class 2)
Franklin Large Cap Growth VIP	Franklin Large Cap Growth VIP (Class 2)
Franklin Mutual Global Discovery VIP	Franklin Mutual Global Discovery VIP (Class 2)
Franklin Mutual Shares VIP	Franklin Mutual Shares VIP (Class 2)
Franklin Small Cap Value VIP	Franklin Small Cap Value VIP (Class 2)
Franklin Small-Mid Cap Growth VIP	Franklin Small-Mid Cap Growth VIP (Class 2)
Franklin U.S. Government Securities VIP	Franklin U.S. Government Securities VIP (Class 2)
Global Research (Service Shares)	Janus Henderson Global Research (Service Shares)
Morgan Stanley UIF Core Plus Fixed Income	Morgan Stanley VIF Core Plus Fixed Income
Morgan Stanley UIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Debt (Class II)
Morgan Stanley UIF Emerging Markets Equity	Morgan Stanley VIF Emerging Markets Equity
Morgan Stanley UIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)
Morgan Stanley UIF Global Franchise (Class II)	Morgan Stanley VIF Global Franchise (Class II)
Morgan Stanley UIF Global Infrastructure	Morgan Stanley VIF Global Infrastructure

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

Former name:	New name:
Morgan Stanley UIF Global Infrastructure (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)
Morgan Stanley UIF Global Strategist	Morgan Stanley VIF Global Strategist
Morgan Stanley UIF Global Strategist (Class II)	Morgan Stanley VIF Global Strategist (Class II)
Morgan Stanley UIF Growth	Morgan Stanley VIF Growth
Morgan Stanley UIF Growth (Class II)	Morgan Stanley VIF Growth (Class II)
Morgan Stanley UIF Mid Cap Growth	Morgan Stanley VIF Mid Cap Growth
Morgan Stanley UIF Mid Cap Growth (Class II)	Morgan Stanley VIF Mid Cap Growth (Class II)
Morgan Stanley UIF Small Company Growth (Class II)	Morgan Stanley VIF Small Company Growth (Class II)
Morgan Stanley UIF U.S. Real Estate	Morgan Stanley VIF U.S. Real Estate
Morgan Stanley UIF U.S. Real Estate (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)
Oppenheimer Core Bond	Oppenheimer Total Return Bond
Oppenheimer Core Bond (SS)	Oppenheimer Total Return Bond (SS)
Overseas (Service Shares)	Janus Henderson Overseas (Service Shares)
Templeton Developing Markets VIP	Templeton Developing Markets VIP (Class 2)
Templeton Foreign VIP	Templeton Foreign VIP (Class 2)
Templeton Global Bond VIP	Templeton Global Bond VIP (Class 2)
Templeton Growth VIP	Templeton Growth VIP (Class 2)
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2016:
The following sub-accounts were opened during the year ended December 31, 2016:

AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
Fidelity Variable Insurance Products Fund - VIP Government Money Market (sub-account launched on April 29, 2016)
The following sub-accounts were merged during the year ended December 31, 2016:

Date:	Merged from:	Merged to:
April 29, 2016	Morgan Stanley Variable Investment Series - Money Market	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 29, 2016	Morgan Stanley Variable Investment Series (Class Y Shares) - Money Market (Class Y Shares)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
September 23, 2016	PIMCO Variable Insurance Trust - Money Market	Fidelity Variable Insurance Products Fund -VIP Government Money Market
November 18, 2016	Putnam Variable Trust - VT Voyager	Putnam Variable Trust - VT Growth Opportunities

3.	Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies (continued)
filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2017. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.

4.	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:    Assets whose values are based on the following:

(a)	Quoted prices for similar assets in active markets;

(b)	Quoted prices for identical or similar assets in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:
Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. During the year ended December 31, 2017, there were no transfers between fair value levels.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.

5.	Expenses
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5.	Expenses (continued)
Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

6.	Purchases of Investments

The cost of investments purchased during the year ended December 31, 2017 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$308,478
AST Advanced Strategies	72,134
AST Balanced Asset Allocation	135,265
AST BlackRock Global Strategies	91,714
AST BlackRock iShares ETF*	77,304
AST BlackRock Low Duration Bond	12,286
AST BlackRock/Loomis Sayles Bond Portfolio*	1,908
AST Bond Portfolio 2026	388,429
AST Bond Portfolio 2027	147,791
AST Capital Growth Asset Allocation	1,219,794
AST Cohen & Steers Realty	426
AST FI Pyramis® Quantitative	158,940
AST Goldman Sachs Mid-Cap Growth	1,894
AST Goldman Sachs Multi-Asset*	171,688
AST Government Money Market	305,901
AST International Growth	4,242
AST Investment Grade Bond	119,791
AST J.P. Morgan Global Thematic	213,130
AST J.P. Morgan International Equity	49,995
AST J.P. Morgan Strategic Opportunities	227,594
AST Neuberger Berman/LSV Mid-Cap Value	2,053
AST New Discovery Asset Allocation	8,267
AST Preservation Asset Allocation*	1,855,714
AST Prudential Growth Allocation*	2,183,027
AST QMA US Equity Alpha	3,928
AST RCM World Trends	156,108
AST Schroders Global Tactical	23,370
AST Small-Cap Growth	1,108
AST Small-Cap Growth Opportunities	1,944
AST Small-Cap Value	844
AST Templeton Global Bond	422
AST T. Rowe Price Asset Allocation	478,567
AST T. Rowe Price Large-Cap Growth	1,411

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Advanced Series Trust Sub-Accounts (continued):
AST T. Rowe Price Large-Cap Value*	$845
AST T. Rowe Price Natural Resources	1,715
AST Wellington Management Hedged Equity	71,016

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds)* Sub-Accounts:
Invesco V.I. American Franchise	8,081,308
Invesco V.I. American Value	1,373,167
Invesco V.I. Comstock	2,536,099
Invesco V.I. Core Equity	4,924,848
Invesco V.I. Core Plus Bond	584,878
Invesco V.I. Diversified Dividend	8,010,214
Invesco V.I. Equity and Income	1,755,429
Invesco V.I. Global Core Equity	563,543
Invesco V.I. Government Money Market	1,211,589
Invesco V.I. Government Securities	391,960
Invesco V.I. High Yield	1,226,221
Invesco V.I. International Growth	507,350
Invesco V.I. Managed Volatility	714,341
Invesco V.I. Mid Cap Core Equity	389,149
Invesco V.I. Mid Cap Growth	473,096
Invesco V.I. S&P 500 Index	4,942,635
Invesco V.I. Technology	212,977
Invesco V.I. Value Opportunities	169,292

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)* Sub-Accounts:
Invesco V.I. American Franchise II	2,268,293
Invesco V.I. American Value II	974,364
Invesco V.I. Comstock II	5,717,294
Invesco V.I. Core Equity II	77,787
Invesco V.I. Core Plus Bond II	3,613
Invesco V.I. Diversified Dividend II	2,237,451
Invesco V.I. Equity and Income II	2,361,508
Invesco V.I. Global Core Equity II	222,831
Invesco V.I. Government Money Market II	1,677
Invesco V.I. Government Securities II	3,595
Invesco V.I. Growth and Income II	3,433,694
Invesco V.I. High Yield II	587,131
Invesco V.I. International Growth II	92,139
Invesco V.I. Managed Volatility II	1,362
Invesco V.I. Mid Cap Core Equity II	30,406
Invesco V.I. Mid Cap Growth II	1,086,131
Invesco V.I. S&P 500 Index II	5,319,148
Invesco V.I. Technology II	547
Invesco V.I. Value Opportunities II	86,245

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth	$1,101,680
AB VPS Growth & Income	4,773,839
AB VPS International Value	226,501
AB VPS Large Cap Growth	1,210,599
AB VPS Small/Mid Cap Value	1,727,121
AB VPS Value	10,286

Investment in the American Century Variable Portfolios, Inc. Sub-Account:
American Century VP International	53

Investments in the Deutsche Variable Series I Sub-Accounts:
Deutsche Bond VIP (Class A)*	8,012
Deutsche Capital Growth VIP (Class A)*	335,626
Deutsche Core Equity VIP (Class A)*	116,712
Deutsche CROCI® International VIP (Class A)*	12,294
Deutsche Global Small Cap VIP (Class A)*	293,773

Investments in the Deutsche Variable Series II Sub-Accounts:
Deutsche Global Income Builder VIP (Class A) II*	59,835
Deutsche Government Money Market VIP (Class A) II*	982
Deutsche Small Mid Cap Growth VIP (Class A) II*	148,388

Investment in the Dreyfus Stock Index Fund, Inc.* Sub-Account:
Dreyfus Stock Index Fund, Inc. (Initial Shares)*	9,227

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Government Money Market	1,410
VIF Growth & Income	2,299

Investment in the Federated Insurance Series Sub-Account:
Federated Government Money Fund II	111,707

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	401,567
VIP Equity-Income	22,643
VIP Government Money Market*	5,362,640
VIP Growth	415,238
VIP High Income	95,498
VIP Index 500	263,038
VIP Investment Grade Bond	37,001
VIP Overseas	269,166

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Contrafund (Service Class 2)	2,662,503
VIP Equity-Income (Service Class 2)	72,005
VIP Freedom 2010 Portfolio (Service Class 2)	319,858
VIP Freedom 2020 Portfolio (Service Class 2)	243,748

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Freedom 2030 Portfolio (Service Class 2)	$70,483
VIP Freedom Income Portfolio (Service Class 2)	137,322
VIP Government Money Market (Service Class 2)*	13,905,560
VIP Growth (Service Class 2)	8,790
VIP Growth & Income (Service Class 2)	265,687
VIP Growth Opportunities (Service Class 2)	306,105
VIP High Income (Service Class 2)	186,716
VIP Index 500 (Service Class 2)	1,739,725
VIP Investment Grade Bond (Service Class 2)	51
VIP Mid Cap (Service Class 2)	934,777
VIP Overseas (Service Class 2)	101

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP (Class 2)*	5,410
Franklin Growth and Income VIP (Class 2)*	2,660,940
Franklin High Income VIP (Class 2)*	3,778,177
Franklin Income VIP (Class 2)*	6,600,017
Franklin Large Cap Growth VIP (Class 2)*	2,062,563
Franklin Mutual Global Discovery VIP (Class 2)*	935,120
Franklin Mutual Shares VIP (Class 2)*	4,091,447
Franklin Small Cap Value VIP (Class 2)*	2,413,178
Franklin Small-Mid Cap Growth VIP (Class 2)*	82,788
Franklin U.S. Government Securities VIP (Class 2)*	955,838
Templeton Developing Markets VIP (Class 2)*	363,331
Templeton Foreign VIP (Class 2)*	2,512,889
Templeton Global Bond VIP (Class 2)*	43,550
Templeton Growth VIP (Class 2)*	11,458

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	494,308
VIT Mid Cap Value	139,175
VIT Small Cap Equity Insights	649,292
VIT Strategic Growth	426
VIT U.S. Equity Insights	505,389

Investment in the Janus Aspen Series Sub-Account:
Janus Henderson Forty (Institutional Shares)*	691

Investment in the Lazard Retirement Series, Inc. Sub-Account:
Lazard Retirement Emerging Markets Equity*	4

Investment in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	25

Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,621,789
Fundamental Equity	455,452

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Lord Abbett Series Fund Sub-Accounts (continued):
Growth and Income	$1,235,052
Growth Opportunities	302,959
Mid-Cap Stock	1,802,099

Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	32,585
MFS High Yield	17,855
MFS Investors Trust	37,272
MFS New Discovery	27,290
MFS Research	37,700
MFS Total Return Bond	33,112
MFS Utilities	10,872

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	3,372
MFS Investors Trust (Service Class)	5,656
MFS New Discovery (Service Class)	1,827
MFS Research (Service Class)	2,850
MFS Utilities (Service Class)	31,013

Investments in the Morgan Stanley Variable Insurance Fund, Inc.* Sub-Accounts:
Morgan Stanley VIF Core Plus Fixed Income*	6,464
Morgan Stanley VIF Emerging Markets Equity*	954,809
Morgan Stanley VIF Global Infrastructure*	3,555,013
Morgan Stanley VIF Global Strategist*	2,486,175
Morgan Stanley VIF Growth*	3,315,409
Morgan Stanley VIF Mid Cap Growth*	483,663
Morgan Stanley VIF U.S. Real Estate*	508,566

Investments in the Morgan Stanley Variable Insurance Fund, Inc. (Class II)* Sub-Accounts:
Morgan Stanley VIF Emerging Markets Debt (Class II)*	662,153
Morgan Stanley VIF Emerging Markets Equity (Class II)*	197,624
Morgan Stanley VIF Global Franchise (Class II)*	4,069,894
Morgan Stanley VIF Global Infrastructure (Class II)*	823,647
Morgan Stanley VIF Global Strategist (Class II)*	798,856
Morgan Stanley VIF Growth (Class II)*	650,948
Morgan Stanley VIF Mid Cap Growth (Class II)*	218,813
Morgan Stanley VIF Small Company Growth (Class II)*	129,578
Morgan Stanley VIF U.S. Real Estate (Class II)*	1,547,440

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity	1,174,582
Income Plus	3,839,698
Limited Duration	406,153
Multi Cap Growth	20,409,782

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)	$277,712
Income Plus (Class Y Shares)	3,204,067
Limited Duration (Class Y Shares)	1,496,959
Multi Cap Growth (Class Y Shares)	5,629,314

Investment in the Neuberger Berman Advisors Management Trust Sub-Account:
AMT Large Cap Value	788

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	305,913
Oppenheimer Conservative Balanced	25,723
Oppenheimer Discovery Mid Cap Growth	72,483
Oppenheimer Global	154,613
Oppenheimer Global Strategic Income	48,006
Oppenheimer Main Street	119,986
Oppenheimer Main Street Small Cap	537,900
Oppenheimer Total Return Bond*	26,968

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	1,696,711
Oppenheimer Conservative Balanced (SS)	305,117
Oppenheimer Discovery Mid Cap Growth (SS)	684,222
Oppenheimer Global (SS)	127,972
Oppenheimer Global Strategic Income (SS)	2,330,982
Oppenheimer Main Street (SS)	1,402,223
Oppenheimer Main Street Small Cap (SS)	1,653,742
Oppenheimer Total Return Bond (SS)*	1,317,661

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
Foreign Bond (US Dollar-Hedged)	63
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	130,384
PIMCO VIT Emerging Markets Bond (Advisor Shares)	53,384
PIMCO VIT Real Return (Advisor Shares)*	2,409,301
PIMCO VIT Total Return	209
PIMCO VIT Total Return (Advisor Shares)	893,072

Investment in the ProFunds VP Sub-Account:
ProFund VP Large-Cap Value	22,039

Investments in the Putnam Variable Trust Sub-Accounts:
VT American Government Income	752,459
VT Capital Opportunities	594,727
VT Diversified Income	1,337,456
VT Equity Income*	113,478,352
VT George Putnam Balanced	2,192,998
VT Global Asset Allocation	1,589,645
VT Global Equity	320,192

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Putnam Variable Trust Sub-Accounts (continued):
VT Global Health Care	$2,642,786
VT Global Utilities	857,469
VT Government Money Market*	10,003,774
VT Growth and Income*	16,008,214
VT Growth Opportunities	2,602,526
VT High Yield	2,095,484
VT Income	4,232,364
VT International Equity	3,175,538
VT International Growth	547,175
VT International Value	393,097
VT Investors	3,819,260
VT Multi-Cap Growth	6,763,751
VT Multi-Cap Value	721,982
VT Research	525,080
VT Small Cap Value	2,677,856

Investment in The Dreyfus Sustainable U.S. Equity Portfolio, Inc.* Sub-Account:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)*	1,896

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

7.	Financial Highlights
Allstate offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**
Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2017	335	$11.06	—	12.83	$4,015	—%	1.15	—	2.60%	9.74	—	11.31%
2016	376	10.08	—	11.53	4,094	—	1.15	—	2.60	3.64	—	5.13
2015	419	9.72	—	10.97	4,369	—	1.15	—	2.60	(5.67)	—	(4.32)
2014	528	10.31	—	11.46	5,810	—	1.15	—	2.60	1.18	—	2.64
2013	583	10.19	—	11.17	6,288	—	1.15	—	2.60	7.18	—	8.72

Advanced Series Trust - AST Advanced Strategies
2017	139	14.45	—	16.77	2,211	—	1.15	—	2.60	13.97	—	15.60
2016	159	12.68	—	14.51	2,193	—	1.15	—	2.60	4.39	—	5.89
2015	168	12.15	—	13.70	2,197	—	1.15	—	2.60	(1.76)	—	(0.34)
2014	201	12.37	—	13.75	2,659	—	1.15	—	2.60	3.42	—	4.90
2013	211	11.96	—	13.10	2,675	—	1.15	—	2.60	13.60	—	15.23

Advanced Series Trust - AST Balanced Asset Allocation
2017	454	14.00	—	16.00	6,947	—	1.00	—	2.30	12.33	—	13.77
2016	547	12.46	—	14.06	7,341	—	1.00	—	2.30	3.91	—	5.25
2015	608	11.99	—	13.36	7,794	—	1.00	—	2.30	(0.52)	—	0.74
2014	771	11.90	—	13.43	10,008	—	1.00	—	2.35	1.83	—	5.47
2013	815	11.69	—	12.73	10,076	—	1.00	—	2.35	16.48	—	16.79

Advanced Series Trust - AST BlackRock Global Strategies
2017	<1	12.27	—	12.72	4	—	1.55	—	2.10	10.30	—	10.90
2016	2	11.47	—	11.47	20	—	1.55	—	1.55	5.33	—	5.33
2015	2	10.89	—	10.89	19	—	1.55	—	1.55	(4.48)	—	(4.48)
2014	2	11.40	—	11.40	19	—	1.55	—	1.55	3.29	—	3.29
2013	2	11.03	—	11.03	19	—	1.55	—	1.55	9.16	—	9.16

Advanced Series Trust - AST BlackRock iShares ETF (sub-account launched on April 29, 2013) (sub-account merged on April 28, 2017)
2017	—	11.33	—	11.33	—	—	1.90	—	1.90	3.49	—	3.49
2016	—	—	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—	—	—
2013	—	—	—	—	—	—	—	—	—	—	—	—

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST BlackRock Low Duration Bond
2017	9	$11.05	—	11.82	$98	—%	1.00	—	1.65%	0.05	—	0.70%
2016	8	11.05	—	11.74	89	—	1.00	—	1.65	(0.01)	—	0.63
2015	8	11.05	—	11.66	89	—	1.00	—	1.65	(1.15)	—	(0.51)
2014	8	11.18	—	11.72	95	—	1.00	—	1.65	(1.72)	—	(1.08)
2013	9	11.37	—	11.85	103	—	1.00	—	1.65	(3.76)	—	(3.14)

Advanced Series Trust - AST BlackRock/Loomis Sayles Bond
2017	5	13.58	—	14.52	76	—	1.00	—	1.65	2.67	—	3.33
2016	6	13.22	—	14.05	79	—	1.00	—	1.65	2.54	—	3.20
2015	6	12.89	—	13.61	85	—	1.00	—	1.65	(3.70)	—	(2.00)
2014	8	13.39	—	13.89	109	—	1.15	—	1.65	2.06	—	2.54
2013	9	13.06	—	13.61	114	—	1.00	—	1.65	(2.81)	—	(1.61)

Advanced Series Trust - AST Bond Portfolio 2018
2017	26	13.20	—	13.72	349	—	1.50	—	1.90	(1.16)	—	(0.77)
2016	30	13.36	—	13.82	417	—	1.50	—	1.90	(0.28)	—	0.11
2015	31	13.40	—	13.81	428	—	1.50	—	1.90	(0.68)	—	(0.42)
2014	33	13.46	—	13.90	459	—	1.50	—	1.90	0.09	—	1.14
2013	44	13.44	—	13.75	598	—	1.50	—	1.90	(4.58)	—	(4.52)

Advanced Series Trust - AST Bond Portfolio 2019
2017	23	13.21	—	13.86	313	—	1.50	—	2.00	(1.21)	—	(0.73)
2016	23	13.38	—	13.96	316	—	1.50	—	2.00	(0.54)	—	(0.05)
2015	23	13.45	—	13.97	318	—	1.50	—	2.00	(0.91)	—	(0.42)
2014	23	13.57	—	14.03	320	—	1.50	—	2.00	2.22	—	2.72
2013	23	13.28	—	13.65	313	—	1.50	—	2.00	(6.70)	—	(6.24)

Advanced Series Trust - AST Bond Portfolio 2022
2017	—	11.99	—	11.99	—	—	1.85	—	1.85	(0.27)	—	(0.27)
2016	12	12.02	—	12.02	147	—	1.85	—	1.85	(0.02)	—	(0.02)
2015	12	12.02	—	12.02	147	—	1.85	—	1.85	0.24	—	0.24
2014	12	11.99	—	11.99	147	—	1.85	—	1.85	8.36	—	8.36
2013	12	11.07	—	11.07	135	—	1.85	—	1.85	(12.00)	—	(10.51)

Advanced Series Trust - AST Bond Portfolio 2023
2017	5	10.42	—	10.42	57	—	1.50	—	1.50	0.19	—	0.19
2016	5	10.40	—	10.40	57	—	1.50	—	1.50	0.40	—	0.40
2015	5	10.36	—	10.36	57	—	1.50	—	1.50	1.19	—	2.69
2014	62	10.09	—	10.24	631	—	1.50	—	2.00	10.41	—	10.95
2013	138	9.14	—	9.23	1,268	—	1.50	—	2.00	(12.40)	—	(11.53)

Advanced Series Trust - AST Bond Portfolio 2024 (sub-account launched on January 2, 2013)
2017	5	10.10	—	10.10	50	—	1.50	—	1.50	0.18	—	0.18
2016	8	10.08	—	10.08	80	—	1.50	—	1.50	0.40	—	0.40
2015	8	10.04	—	10.04	80	—	1.50	—	1.50	1.32	—	2.32
2014	41	9.81	—	9.91	410	—	1.50	—	2.35	12.73	—	12.90
2013	27	8.70	—	8.78	239	—	1.50	—	2.35	(12.94)	—	(12.21)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**				Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest				Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2025 (sub-account launched on January 2, 2014)
2017	—	$ N/A	—	N/A	$—	—%	N/A	—	N/A	%	N/A	—	N/A	%
2016	—	11.34	—	11.50	—	—	1.50	—	2.00		0.46	—	0.96
2015	94	11.28	—	11.40	1,069	—	1.50	—	2.00		(0.50)	—	0.49
2014	3	11.34	—	11.34	35	—	1.50	—	1.50		13.41	—	13.42

Advanced Series Trust - AST Bond Portfolio 2026 (sub-account launched on January 2, 2015)
2017	65	9.97	—	10.12	650	—	1.50	—	2.00		0.42	—	0.91
2016	80	9.93	—	10.03	794	—	1.50	—	2.00		0.08	—	0.57
2015	11	9.92	—	9.97	107	—	1.50	—	2.00		0.19	—	0.51

Advanced Series Trust - AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
2017	11	9.93	—	10.03	109	—	1.50	—	2.00		0.67	—	1.17
2016	34	9.86	—	9.91	333	—	1.50	—	2.00		(1.37)	—	(0.88)

Advanced Series Trust - AST Capital Growth Asset Allocation
2017	334	14.18	—	15.88	4,985	—	1.15	—	2.25		15.30	—	16.55
2016	342	12.30	—	13.62	4,411	—	1.15	—	2.25		4.49	—	5.62
2015	403	11.77	—	12.90	4,984	—	1.15	—	2.25		(1.68)	—	(0.61)
2014	514	11.97	—	12.98	6,441	—	1.15	—	2.25		4.64	—	5.78
2013	625	11.44	—	12.27	7,453	—	1.15	—	2.25		19.98	—	21.28

Advanced Series Trust - AST Cohen & Steers Realty
2017	1	17.00	—	17.90	10	—	1.15	—	1.65		4.52	—	5.04
2016	1	16.26	—	17.04	10	—	1.15	—	1.65		3.12	—	3.62
2015	2	15.77	—	16.44	30	—	1.15	—	1.65		3.65	—	5.82
2014	7	14.90	—	15.86	103	—	1.15	—	1.65		25.53	—	29.42
2013	7	11.87	—	12.26	85	—	1.15	—	1.65		1.96	—	3.38

Advanced Series Trust - AST Defensive Asset Allocation (sub-account launched on April 29, 2013) (sub-account merged on April 28, 2017)
2017	—	10.16	—	10.16	—	—	2.10	—	2.10		1.94	—	1.94
2016	35	9.97	—	9.97	350	—	2.10	—	2.10		2.42	—	2.42
2015	69	9.73	—	9.73	673	—	2.10	—	2.10		(2.45)	—	(2.45)
2014	—	—	—	—	—	—	—	—	—		—	—	—
2013	—	—	—	—	—	—	—	—	—		—	—	—

Advanced Series Trust - AST FI Pyramis® Quantitative
2017	98	11.79	—	13.68	1,298	—	1.15	—	2.60		13.52	—	15.15
2016	127	10.39	—	11.88	1,449	—	1.15	—	2.60		1.61	—	3.07
2015	147	10.22	—	11.53	1,639	—	1.15	—	2.60		(1.57)	—	(0.16)
2014	184	10.39	—	11.55	2,063	—	1.15	—	2.60		0.53	—	1.98
2013	219	10.33	—	11.32	2,402	—	1.15	—	2.60		11.85	—	13.45

Advanced Series Trust - AST Global Real Estate
2017	<1	13.71	—	14.36	2	—	1.15	—	1.65		9.09	—	9.63
2016	<1	12.57	—	13.10	2	—	1.15	—	1.65		(0.74)	—	(0.25)
2015	<1	12.66	—	13.14	3	—	1.15	—	1.65		(1.71)	—	(1.23)
2014	<1	12.88	—	13.30	3	—	1.15	—	1.65		12.07	—	12.63
2013	<1	11.49	—	11.81	3	—	1.15	—	1.65		2.65	—	3.16

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2017	6	$13.31	—	14.75	$79	—%	1.00	—	2.00%	7.60	—	8.66%
2016	6	12.37	—	13.57	78	—	1.00	—	2.00	9.36	—	10.44
2015	7	11.31	—	12.29	78	—	1.00	—	2.00	(9.85)	—	(4.52)
2014	1	12.54	—	12.87	12	—	1.15	—	1.50	11.46	—	11.84
2013	1	11.25	—	11.51	11	—	1.15	—	1.50	31.57	—	32.02

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2017	6	19.84	—	21.99	125	—	1.00	—	2.00	24.60	—	25.83
2016	6	15.92	—	17.48	100	—	1.00	—	2.00	(0.35)	—	0.64
2015	6	15.98	—	17.37	109	—	1.00	—	2.00	(7.54)	—	(5.58)
2014	3	17.28	—	18.39	59	—	1.15	—	2.00	9.34	—	10.26
2013	3	15.81	—	16.68	55	—	1.15	—	2.00	29.60	—	30.69

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2017	29	12.71	—	13.92	394	—	1.15	—	2.10	9.98	—	11.01
2016	38	11.56	—	12.54	457	—	1.15	—	2.10	2.32	—	4.06
2015	38	11.30	—	12.05	452	—	1.15	—	2.00	(2.86)	—	(2.04)
2014	42	11.63	—	12.30	509	—	1.15	—	2.00	2.00	—	2.86
2013	49	11.40	—	11.96	574	—	1.15	—	2.00	7.66	—	8.57

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2017	<1	24.37	—	25.53	3	—	1.15	—	1.65	10.37	—	10.91
2016	<1	22.08	—	23.02	9	—	1.15	—	1.65	22.30	—	22.90
2015	<1	18.05	—	18.73	7	—	1.15	—	1.65	(7.03)	—	(6.57)
2014	<1	19.42	—	20.05	8	—	1.15	—	1.65	5.46	—	5.98
2013	<1	18.41	—	18.92	8	—	1.15	—	1.65	36.56	—	37.23

Advanced Series Trust - AST Government Money Market
2017	41	8.56	—	9.34	363	—	1.15	—	2.00	(1.62)	—	(0.80)
2016	51	8.70	—	9.55	458	—	1.00	—	2.00	(1.96)	—	(0.99)
2015	43	8.88	—	9.65	390	—	1.00	—	2.00	(1.24)	—	(0.99)
2014	47	8.99	—	9.74	432	—	1.00	—	2.00	(2.68)	—	(1.00)
2013	45	9.24	—	9.84	422	—	1.00	—	2.00	(1.43)	—	(0.99)

Advanced Series Trust - AST High Yield
2017	2	16.65	—	16.91	28	—	1.00	—	1.15	6.25	—	6.41
2016	2	15.16	—	15.89	28	—	1.00	—	1.15	13.69	—	14.25
2015	3	13.34	—	13.91	47	—	1.00	—	1.50	(4.64)	—	(4.52)
2014	5	13.99	—	14.56	77	—	1.00	—	1.50	0.67	—	1.54
2013	6	13.89	—	14.34	89	—	1.00	—	1.50	5.88	—	6.12

Advanced Series Trust - AST Hotchkis & Wiley Large-Cap Value
2017	<1	15.86	—	15.86	1	—	1.15	—	1.15	17.84	—	17.84
2016	<1	13.46	—	13.46	1	—	1.15	—	1.15	18.52	—	18.52
2015	<1	11.35	—	11.35	1	—	1.15	—	1.15	(8.89)	—	(8.89)
2014	1	12.46	—	12.46	9	—	1.15	—	1.15	12.45	—	12.45
2013	1	11.08	—	11.08	8	—	1.15	—	1.15	38.27	—	38.27

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST International Growth
2017	4	$11.48	—	12.09	$49	—%	1.15	—	1.65%	33.23	—	33.89%
2016	4	8.62	—	9.03	40	—	1.15	—	1.65	(5.34)	—	(4.87)
2015	5	9.10	—	9.49	44	—	1.15	—	1.65	1.47	—	1.97
2014	5	8.97	—	9.31	45	—	1.15	—	1.65	(7.06)	—	(6.60)
2013	5	9.65	—	9.97	49	—	1.15	—	1.65	17.12	—	17.70

Advanced Series Trust - AST International Value
2017	5	10.22	—	10.76	48	—	1.15	—	1.65	20.82	—	21.42
2016	6	8.46	—	8.86	51	—	1.15	—	1.65	(1.05)	—	(0.56)
2015	6	8.55	—	8.91	56	—	1.15	—	1.65	(0.33)	—	1.75
2014	7	8.40	—	8.94	58	—	1.15	—	1.65	(10.54)	—	(7.77)
2013	7	9.39	—	9.70	65	—	1.15	—	1.65	18.11	—	19.75

Advanced Series Trust - AST Investment Grade Bond
2017	94	15.46	—	16.84	1,526	—	1.15	—	2.05	2.22	—	3.13
2016	170	15.12	—	16.33	2,682	—	1.15	—	2.05	2.11	—	3.02
2015	205	14.81	—	15.85	3,151	—	1.15	—	2.05	(0.86)	—	0.02
2014	131	14.94	—	15.85	2,026	—	1.15	—	2.05	4.58	—	5.51
2013	169	14.28	—	15.02	2,488	—	1.15	—	2.05	(5.13)	—	(4.28)

Advanced Series Trust - AST J.P. Morgan Global Thematic
2017	10	14.48	—	15.85	151	—	1.15	—	2.10	14.55	—	15.63
2016	8	13.02	—	13.71	113	—	1.15	—	1.75	3.41	—	4.02
2015	9	12.59	—	13.18	121	—	1.15	—	1.75	(2.75)	—	(2.17)
2014	14	12.95	—	13.47	182	—	1.15	—	1.75	4.53	—	5.15
2013	14	12.39	—	12.81	178	—	1.15	—	1.75	14.96	—	15.07

Advanced Series Trust - AST J.P. Morgan International Equity
2017	10	11.11	—	12.13	111	—	1.15	—	2.00	27.09	—	28.16
2016	5	8.74	—	9.46	47	—	1.15	—	2.00	(0.06)	—	0.77
2015	5	8.75	—	9.39	47	—	1.15	—	2.00	(4.70)	—	(3.90)
2014	5	9.18	—	9.77	49	—	1.15	—	2.00	(8.20)	—	(7.43)
2013	5	10.00	—	10.56	53	—	1.15	—	2.00	13.10	—	14.05

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2017	200	12.17	—	14.12	2,677	—	1.15	—	2.60	9.30	—	10.87
2016	200	11.13	—	12.73	2,432	—	1.15	—	2.60	1.21	—	2.66
2015	220	11.00	—	12.40	2,621	—	1.15	—	2.60	(2.72)	—	(1.32)
2014	273	11.31	—	12.57	3,310	—	1.15	—	2.60	2.77	—	4.25
2013	285	11.00	—	12.06	3,339	—	1.15	—	2.60	8.22	—	9.77

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2017	9	20.16	—	22.35	195	—	1.00	—	2.00	30.39	—	31.67
2016	10	15.47	—	16.97	170	—	1.00	—	2.00	3.51	—	4.53
2015	12	14.94	—	16.24	182	—	1.00	—	2.00	7.91	—	8.98
2014	12	13.85	—	14.90	172	—	1.00	—	2.00	8.42	—	9.49
2013	10	12.77	—	13.61	133	—	1.00	—	2.00	33.93	—	35.26

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Lord Abbett Core Fixed Income
2017	4	$13.48	—	14.19	$50	—%	1.00	—	1.50%	1.83	—	2.33%
2016	4	13.23	—	13.87	51	—	1.00	—	1.50	1.09	—	1.59
2015	4	13.09	—	13.65	54	—	1.00	—	1.50	(2.06)	—	(1.57)
2014	4	13.37	—	13.87	58	—	1.00	—	1.50	4.81	—	5.33
2013	4	12.75	—	13.16	58	—	1.00	—	1.50	(3.45)	—	(2.97)

Advanced Series Trust - AST MFS Global Equity
2017	3	18.70	—	18.99	61	—	1.00	—	1.15	22.43	—	22.61
2016	4	14.78	—	15.49	61	—	1.00	—	1.50	5.53	—	6.05
2015	5	14.01	—	14.60	65	—	1.00	—	1.50	(2.92)	—	(2.44)
2014	5	14.43	—	14.97	68	—	1.00	—	1.50	2.10	—	2.60
2013	5	14.13	—	14.59	67	—	1.00	—	1.50	25.75	—	26.37

Advanced Series Trust - AST MFS Growth
2017	<1	21.23	—	21.23	4	—	1.15	—	1.15	29.22	—	29.22
2016	<1	16.43	—	16.43	4	—	1.15	—	1.15	0.75	—	0.75
2015	<1	16.31	—	16.31	4	—	1.15	—	1.15	6.01	—	6.01
2014	<1	15.38	—	15.38	4	—	1.15	—	1.15	7.47	—	7.47
2013	1	14.31	—	14.31	18	—	1.15	—	1.15	35.15	—	35.15

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2017	1	20.07	—	21.13	25	—	1.15	—	1.65	11.94	—	12.50
2016	1	17.93	—	18.79	27	—	1.15	—	1.65	16.31	—	16.89
2015	2	15.42	—	16.07	24	—	1.15	—	1.65	(7.17)	—	(6.71)
2014	2	16.61	—	17.23	28	—	1.15	—	1.65	12.39	—	12.95
2013	2	14.78	—	15.25	26	—	1.15	—	1.65	39.70	—	40.39

Advanced Series Trust - AST New Discovery Asset Allocation
2017	14	13.92	—	14.40	191	—	1.50	—	2.10	14.10	—	14.77
2016	14	12.20	—	12.54	173	—	1.50	—	2.10	2.18	—	2.78
2015	14	11.94	—	12.20	172	—	1.50	—	2.10	(4.79)	—	(2.70)
2014	<1	12.54	—	12.54	6	—	1.50	—	1.50	3.58	—	3.58
2013	<1	12.11	—	12.11	3	—	1.50	—	1.50	17.16	—	17.16

Advanced Series Trust - AST Parametric Emerging Markets Equity
2017	1	10.40	—	10.90	6	—	1.15	—	1.65	24.33	—	24.94
2016	1	8.37	—	8.72	12	—	1.15	—	1.65	10.54	—	11.08
2015	1	7.57	—	7.85	12	—	1.15	—	1.65	(18.08)	—	(17.67)
2014	2	9.24	—	9.54	14	—	1.15	—	1.65	(6.23)	—	(5.77)
2013	2	9.85	—	10.12	16	—	1.15	—	1.65	(1.41)	—	(0.92)

Advanced Series Trust - AST Preservation Asset Allocation
2017	431	12.95	—	15.02	6,219	—	1.15	—	2.60	7.34	—	8.88
2016	439	12.06	—	13.80	5,847	—	1.15	—	2.60	2.85	—	4.33
2015	478	11.73	—	13.23	6,120	—	1.15	—	2.60	(2.40)	—	(1.00)
2014	615	12.02	—	13.36	7,944	—	1.15	—	2.60	3.09	—	4.57
2013	684	11.66	—	12.78	8,487	—	1.15	—	2.60	6.44	—	7.97

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Prudential Growth Allocation
2017	985	$12.44	—	14.43	$13,652	—%	1.15	—	2.60%	13.16	—	14.78%
2016	879	10.99	—	12.57	10,655	—	1.15	—	2.60	7.31	—	8.84
2015	937	10.24	—	11.55	10,475	—	1.15	—	2.60	(3.13)	—	(1.74)
2014	826	10.58	—	11.76	9,408	—	1.15	—	2.60	6.43	—	7.95
2013	878	9.94	—	10.89	9,291	—	1.15	—	2.60	14.06	—	15.69

Advanced Series Trust - AST QMA US Equity Alpha
2017	3	19.43	—	20.99	60	—	1.00	—	1.75	20.15	—	21.04
2016	3	16.17	—	17.34	51	—	1.00	—	1.75	12.87	—	13.71
2015	4	14.33	—	15.25	54	—	1.00	—	1.75	1.30	—	2.06
2014	4	14.14	—	14.94	56	—	1.00	—	1.75	15.19	—	16.05
2013	4	12.28	—	12.88	47	—	1.00	—	1.75	30.15	—	31.12

Advanced Series Trust - AST RCM World Trends
2017	104	12.40	—	14.30	1,404	—	1.15	—	2.65	13.24	—	14.91
2016	108	10.95	—	12.44	1,280	—	1.15	—	2.65	2.11	—	3.62
2015	117	10.72	—	12.01	1,349	—	1.15	—	2.65	(2.75)	—	(1.30)
2014	130	11.03	—	12.17	1,528	—	1.15	—	2.65	2.42	—	3.94
2013	136	10.77	—	11.71	1,550	—	1.15	—	2.65	9.53	—	11.16

Advanced Series Trust - AST Schroders Global Tactical (sub-account merged on April 28, 2017)
2017	—	12.20	—	13.87	—	—	1.15	—	2.60	3.71	—	4.20
2016	85	11.76	—	13.31	1,096	—	1.15	—	2.60	4.11	—	5.60
2015	89	11.30	—	12.60	1,097	—	1.15	—	2.60	(8.31)	—	(1.67)
2014	44	12.32	—	12.82	561	—	1.15	—	1.75	3.62	—	4.23
2013	43	11.89	—	12.30	520	—	1.15	—	1.75	14.97	—	16.72

Advanced Series Trust - AST Small-Cap Growth
2017	<1	22.05	—	22.05	1	—	1.50	—	1.50	22.09	—	22.09
2016	<1	18.06	—	18.06	<1	—	1.50	—	1.50	10.42	—	10.42
2015	<1	16.36	—	16.36	1	—	1.50	—	1.50	(0.71)	—	(0.71)
2014	<1	16.47	—	16.47	1	—	1.50	—	1.50	0.03	—	2.28
2013	<1	16.11	—	16.47	4	—	1.15	—	1.50	33.17	—	33.63

Advanced Series Trust - AST Small-Cap Growth Opportunities
2017	1	18.32	—	19.59	24	—	1.00	—	1.65	25.62	—	26.43
2016	1	14.58	—	15.49	20	—	1.00	—	1.65	5.95	—	6.63
2015	2	13.76	—	14.53	24	—	1.00	—	1.65	(0.31)	—	0.33
2014	2	13.81	—	14.48	26	—	1.00	—	1.65	3.23	—	3.90
2013	2	13.37	—	13.94	25	—	1.00	—	1.65	38.52	—	39.42

Advanced Series Trust - AST Small-Cap Value
2017	2	19.25	—	20.27	34	—	1.15	—	1.65	5.61	—	6.13
2016	2	18.23	—	19.10	36	—	1.15	—	1.65	27.11	—	27.73
2015	2	14.34	—	14.95	29	—	1.15	—	1.65	(5.40)	—	(3.42)
2014	2	14.85	—	15.81	31	—	1.15	—	1.65	0.94	—	4.07
2013	2	14.71	—	15.19	30	—	1.15	—	1.65	35.84	—	37.72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Templeton Global Bond
2017	2	$11.22	—	11.82	$23	—%	1.15	—	1.65%	0.39	—	0.88%
2016	4	11.18	—	11.71	41	—	1.15	—	1.65	2.66	—	3.17
2015	4	10.89	—	11.35	46	—	1.15	—	1.65	(6.17)	—	(5.70)
2014	4	11.61	—	12.04	53	—	1.15	—	1.65	(1.08)	—	(0.59)
2013	5	11.73	—	12.11	56	—	1.15	—	1.65	(5.32)	—	(4.85)

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2017	280	14.33	—	16.63	4,399	—	1.15	—	2.60	12.49	—	14.10
2016	291	12.74	—	14.57	4,049	—	1.15	—	2.60	4.82	—	6.32
2015	359	12.15	—	13.71	4,711	—	1.15	—	2.60	(2.50)	—	(1.10)
2014	445	12.47	—	13.86	5,969	—	1.15	—	2.60	3.19	—	4.67
2013	513	12.08	—	13.24	6,585	—	1.15	—	2.60	13.87	—	15.50

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2017	<1	25.67	—	26.62	7	—	1.15	—	1.50	35.85	—	36.32
2016	1	18.90	—	19.53	20	—	1.15	—	1.50	1.18	—	1.53
2015	1	18.68	—	19.23	20	—	1.15	—	1.50	7.96	—	8.34
2014	1	17.30	—	17.75	19	—	1.15	—	1.50	6.74	—	7.11
2013	1	16.21	—	16.57	17	—	1.15	—	1.50	41.89	—	42.39

Advanced Series Trust - AST T. Rowe Price Large-Cap Value
2017	1	12.45	—	13.11	18	—	1.15	—	1.65	14.66	—	15.23
2016	1	10.86	—	11.38	16	—	1.15	—	1.65	4.41	—	4.92
2015	2	10.40	—	10.85	16	—	1.15	—	1.65	(7.59)	—	(7.13)
2014	2	11.26	—	11.68	25	—	1.15	—	1.65	(0.09)	—	0.40
2013	2	11.27	—	11.63	25	—	1.15	—	1.65	32.44	—	33.10

Advanced Series Trust - AST T. Rowe Price Natural Resources
2017	5	9.20	—	9.69	45	—	1.15	—	1.65	8.52	—	9.05
2016	5	8.48	—	8.88	44	—	1.15	—	1.65	22.59	—	23.20
2015	9	6.92	—	7.21	65	—	1.15	—	1.65	(20.57)	—	(20.17)
2014	11	8.71	—	9.03	101	—	1.15	—	1.65	(9.85)	—	(9.40)
2013	13	9.66	—	9.97	126	—	1.15	—	1.65	13.51	—	14.07

Advanced Series Trust - AST WEDGE Capital Mid-Cap Value
2017	2	18.63	—	20.33	36	—	1.15	—	2.00	16.21	—	17.18
2016	2	16.03	—	17.35	39	—	1.15	—	2.00	11.76	—	12.70
2015	3	14.35	—	15.40	42	—	1.15	—	2.00	(8.44)	—	(7.67)
2014	3	15.67	—	16.68	46	—	1.15	—	2.00	12.71	—	13.66
2013	3	13.90	—	14.67	41	—	1.15	—	2.00	29.82	—	30.91

Advanced Series Trust - AST Wellington Management Hedged Equity
2017	19	12.11	—	12.42	238	—	1.50	—	1.75	11.64	—	11.92
2016	20	10.85	—	11.10	215	—	1.50	—	1.75	4.69	—	4.95
2015	22	10.36	—	10.58	228	—	1.50	—	1.75	(3.06)	—	(2.10)
2014	20	10.69	—	10.81	211	—	1.50	—	1.65	3.79	—	3.94
2013	15	10.30	—	10.40	160	—	1.50	—	1.65	18.54	—	18.72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Western Asset Core Plus Bond
2017	1	$14.09	—	14.09	$12	—%	1.00	—	1.00%	5.26	—	5.26%
2016	1	13.39	—	13.39	12	—	1.00	—	1.00	4.11	—	4.11
2015	1	12.86	—	12.86	12	—	1.00	—	1.00	0.23	—	0.23
2014	1	12.83	—	12.83	13	—	1.00	—	1.00	6.13	—	6.13
2013	1	12.09	—	12.09	13	—	1.00	—	1.00	(2.47)	—	(2.47)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Franchise
2017	3,915	14.60	—	21.21	76,638	0.08	0.70	—	2.30	24.46	—	26.46
2016	4,454	11.55	—	17.04	69,719	—	0.70	—	2.30	(0.05)	—	1.56
2015	5,004	11.37	—	17.05	77,713	—	0.70	—	2.30	2.62	—	4.27
2014	5,740	10.90	—	16.61	86,128	0.04	0.70	—	2.30	5.97	—	7.68
2013	6,845	10.12	—	15.68	93,981	0.42	0.70	—	2.30	36.95	—	39.16

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value
2017	1,259	23.16	—	34.14	32,376	0.78	0.70	—	2.69	7.03	—	9.20
2016	1,422	21.64	—	31.26	33,851	0.34	0.70	—	2.69	12.40	—	14.69
2015	1,643	19.25	—	27.26	34,489	0.31	0.70	—	2.69	(11.57)	—	(9.76)
2014	1,921	21.77	—	30.21	45,106	0.44	0.70	—	2.69	6.80	—	8.99
2013	2,294	20.38	—	27.72	49,879	0.65	0.70	—	2.69	30.66	—	33.33

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock
2017	911	22.84	—	29.08	23,614	2.08	0.70	—	2.30	15.18	—	17.03
2016	1,038	19.83	—	24.85	23,184	1.45	0.70	—	2.30	14.64	—	16.48
2015	1,224	17.30	—	21.33	23,660	1.93	0.70	—	2.30	(8.12)	—	(6.64)
2014	1,429	18.82	—	22.85	29,816	1.31	0.70	—	2.30	6.90	—	8.62
2013	1,699	17.61	—	21.03	32,923	1.63	0.70	—	2.30	32.88	—	35.03

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity
2017	2,763	16.77	—	19.98	63,345	1.03	0.70	—	2.20	10.72	—	12.39
2016	3,186	15.15	—	17.78	65,415	0.74	0.70	—	2.20	7.87	—	9.50
2015	3,613	14.04	—	16.23	68,288	1.11	0.70	—	2.20	(7.82)	—	(6.43)
2014	4,153	15.23	—	17.35	84,651	0.83	0.70	—	2.20	5.79	—	7.39
2013	4,780	14.40	—	16.15	90,978	1.39	0.70	—	2.20	26.44	—	28.35

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Plus Bond
2017	387	14.33	—	15.68	6,082	3.41	1.10	—	1.85	4.39	—	5.18
2016	424	13.73	—	14.91	6,381	4.14	1.10	—	1.85	4.69	—	5.49
2015	459	13.11	—	14.13	6,559	4.49	1.10	—	1.85	(2.21)	—	(1.46)
2014	555	13.41	—	14.34	8,064	4.98	1.10	—	1.85	6.03	—	6.85
2013	624	12.64	—	13.42	8,506	4.53	1.10	—	1.85	(1.80)	—	(1.04)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend
2017	2,309	19.10	—	25.48	127,536	1.62	0.70	—	2.05	6.38	—	7.82
2016	2,662	17.95	—	23.64	136,356	1.26	0.70	—	2.05	12.49	—	14.01
2015	2,963	15.96	—	20.73	134,666	1.67	0.70	—	2.05	—	—	1.35
2014	3,399	15.96	—	20.45	152,078	1.66	0.70	—	2.05	10.54	—	12.04
2013	3,919	14.44	—	18.26	157,003	2.28	0.70	—	2.05	28.38	—	30.12

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Equity and Income
2017	1,045	$23.00	—	28.36	$22,734	1.62%	0.83	—	1.98%	8.86	—	10.12%
2016	1,180	21.12	—	25.76	23,419	1.83	0.83	—	1.98	12.87	—	14.18
2015	1,281	18.71	—	22.56	22,516	2.58	0.83	—	1.98	(4.21)	—	(3.10)
2014	1,488	19.54	—	23.28	27,029	1.73	0.83	—	1.98	6.90	—	8.13
2013	1,670	18.28	—	21.92	28,119	1.59	0.70	—	1.98	23.77	—	24.31

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Core Equity
2017	982	15.68	—	20.35	26,772	1.12	0.70	—	2.05	20.41	—	22.05
2016	1,146	13.02	—	16.68	25,767	1.00	0.70	—	2.05	4.65	—	6.07
2015	1,303	12.44	—	15.72	27,860	1.35	0.70	—	2.05	(3.42)	—	(2.11)
2014	1,498	12.88	—	16.06	32,900	1.96	0.70	—	2.05	(1.35)	—	(0.01)
2013	1,754	13.06	—	16.06	38,615	1.91	0.70	—	2.05	20.02	—	21.65

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Money Market
2017	304	9.40	—	11.25	3,317	0.56	1.10	—	1.70	(1.13)	—	(0.53)
2016	351	9.50	—	11.31	3,851	0.09	1.10	—	1.70	(1.59)	—	(1.00)
2015	447	9.66	—	11.42	4,944	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2014	517	9.82	—	11.55	5,842	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2013	718	9.99	—	11.67	8,195	0.03	1.10	—	1.70	(1.65)	—	(1.06)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Securities
2017	395	14.87	—	17.08	6,426	2.07	1.10	—	1.70	0.24	—	0.84
2016	433	14.84	—	16.94	7,013	1.99	1.10	—	1.70	(0.47)	—	0.12
2015	473	14.91	—	16.92	7,655	2.16	1.10	—	1.70	(1.35)	—	(0.75)
2014	526	15.11	—	17.04	8,619	3.01	1.10	—	1.70	2.38	—	3.00
2013	625	14.76	—	16.55	9,973	3.43	1.10	—	1.70	(4.26)	—	(3.69)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield
2017	594	11.02	—	12.63	11,289	3.96	0.70	—	1.98	4.22	—	5.56
2016	659	10.44	—	12.12	12,014	4.07	0.70	—	1.98	9.04	—	10.44
2015	728	9.45	—	11.12	12,197	5.34	0.70	—	1.98	(5.06)	—	(3.84)
2014	835	9.83	—	11.71	14,530	4.45	0.70	—	1.98	(0.27)	—	1.02
2013	993	9.73	—	11.74	17,193	7.49	0.70	—	1.98	5.03	—	5.84

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. International Growth
2017	721	15.81	—	22.45	16,791	1.45	1.10	—	1.70	20.94	—	21.66
2016	791	13.08	—	18.45	15,292	1.35	1.10	—	1.70	(2.13)	—	(1.54)
2015	886	13.36	—	18.74	17,492	1.47	1.10	—	1.70	(3.99)	—	(3.41)
2014	1,006	13.92	—	19.40	20,589	1.58	1.10	—	1.70	(1.36)	—	(0.77)
2013	1,126	14.11	—	19.55	23,317	1.19	1.10	—	1.70	17.01	—	17.71

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Managed Volatility
2017	203	27.58	—	29.94	5,805	1.35	1.10	—	1.70	8.70	—	9.35
2016	200	25.37	—	27.38	5,269	1.76	1.10	—	1.70	8.76	—	9.41
2015	235	23.33	—	25.02	5,670	1.40	1.10	—	1.70	(3.80)	—	(3.22)
2014	261	24.25	—	25.86	6,546	2.93	1.10	—	1.70	18.54	—	19.25
2013	276	20.46	—	21.68	5,821	2.95	1.10	—	1.70	8.89	—	9.55

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Core Equity
2017	362	$19.72	—	29.90	$9,223	0.53%	1.10	—	2.20%	12.43	—	13.66%
2016	395	17.54	—	26.31	8,877	0.07	1.10	—	2.20	10.97	—	12.20
2015	454	15.80	—	23.45	9,166	0.35	1.10	—	2.20	(6.12)	—	(5.08)
2014	510	16.83	—	24.70	10,887	0.04	1.10	—	2.20	2.16	—	3.29
2013	585	16.48	—	23.92	12,044	0.71	1.10	—	2.20	26.01	—	27.41

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Growth
2017	232	20.72	—	31.26	6,412	—	1.10	—	1.70	20.43	—	21.16
2016	259	17.21	—	25.81	5,925	—	1.10	—	1.70	(0.94)	—	(0.34)
2015	321	17.37	—	25.89	7,481	—	1.10	—	1.70	(0.50)	—	0.10
2014	348	17.46	—	25.87	8,107	—	1.10	—	1.70	6.22	—	6.86
2013	391	16.44	—	24.21	8,533	0.42	1.10	—	1.70	34.71	—	35.52

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. S&P 500 Index
2017	1,491	18.92	—	22.63	35,212	1.64	0.70	—	2.05	18.80	—	20.41
2016	1,608	15.93	—	18.79	31,798	1.69	0.70	—	2.05	9.20	—	10.68
2015	1,803	14.59	—	16.98	32,471	1.75	0.70	—	2.05	(1.02)	—	0.32
2014	1,882	14.74	—	16.93	34,156	1.83	0.70	—	2.05	11.02	—	12.53
2013	2,066	13.28	—	15.04	33,532	2.03	0.70	—	2.05	29.23	—	30.99

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Technology
2017	114	24.06	—	26.11	2,863	—	1.10	—	1.70	32.86	—	33.66
2016	126	18.11	—	19.54	2,366	—	1.10	—	1.70	(2.42)	—	(1.84)
2015	141	18.56	—	19.90	2,715	—	1.10	—	1.70	5.01	—	5.65
2014	163	17.67	—	18.84	2,965	—	1.10	—	1.70	9.18	—	9.84
2013	177	16.18	—	17.15	2,947	—	1.10	—	1.70	23.04	—	23.78

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Value Opportunities
2017	336	18.60	—	20.50	6,548	0.39	1.10	—	1.70	15.46	—	16.16
2016	362	16.11	—	17.65	6,095	0.37	1.10	—	1.70	16.35	—	17.04
2015	408	13.84	—	15.08	5,891	2.66	1.10	—	1.70	(11.92)	—	(11.39)
2014	465	15.72	—	17.02	7,599	1.40	1.10	—	1.70	4.82	—	5.45
2013	508	14.99	—	16.14	7,894	1.49	1.10	—	1.70	31.50	—	32.29

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Franchise II
2017	937	24.73	—	29.75	19,663	—	1.29	—	2.49	23.89	—	25.40
2016	1,092	19.96	—	23.73	18,505	—	1.29	—	2.49	(0.52)	—	0.70
2015	1,216	20.07	—	23.56	20,591	—	1.29	—	2.49	2.14	—	3.40
2014	1,426	19.65	—	22.79	23,511	—	1.29	—	2.49	5.48	—	6.77
2013	1,890	18.63	—	21.34	30,229	0.24	1.29	—	2.49	36.42	—	37.99

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Value II
2017	570	27.53	—	30.35	18,195	0.57	1.29	—	2.59	6.86	—	8.27
2016	697	25.43	—	28.40	20,560	0.11	1.29	—	2.59	12.24	—	13.74
2015	824	22.36	—	25.30	21,458	0.01	1.29	—	2.59	(11.71)	—	(10.53)
2014	983	24.99	—	28.66	28,615	0.19	1.29	—	2.59	6.64	—	8.07
2013	1,253	23.12	—	26.87	33,767	0.54	1.29	—	2.59	30.47	—	32.21

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Comstock II
2017	2,940	$24.02	—	25.27	$75,227	1.85%	1.29	—	2.59%	14.56	—	16.06%
2016	3,479	20.70	—	22.06	77,191	1.22	1.29	—	2.59	13.97	—	15.48
2015	4,022	17.92	—	19.35	77,847	1.63	1.29	—	2.59	(8.62)	—	(7.40)
2014	4,761	19.36	—	21.18	100,267	1.05	1.29	—	2.59	6.27	—	7.69
2013	6,033	17.97	—	19.93	118,371	1.40	1.29	—	2.59	32.14	—	33.90

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Equity II
2017	66	15.79	—	18.10	1,179	0.76	1.29	—	2.44	10.14	—	11.43
2016	85	14.33	—	16.24	1,389	0.49	1.29	—	2.44	7.34	—	8.60
2015	100	13.35	—	14.96	1,491	0.89	1.29	—	2.44	(8.30)	—	(7.22)
2014	115	14.37	—	16.12	1,855	0.66	1.29	—	2.59	5.05	—	6.46
2013	135	13.68	—	15.14	2,066	1.21	1.29	—	2.59	25.60	—	27.27

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Plus Bond II
2017	8	13.07	—	14.84	111	3.13	1.30	—	2.10	3.86	—	4.70
2016	9	12.58	—	14.18	114	3.43	1.30	—	2.10	4.15	—	4.98
2015	11	12.08	—	13.50	145	4.42	1.30	—	2.10	(2.70)	—	(1.92)
2014	11	12.42	—	13.77	149	4.40	1.30	—	2.10	5.61	—	6.46
2013	14	11.76	—	12.93	170	4.23	1.30	—	2.10	(2.33)	—	(1.54)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Diversified Dividend II
2017	1,418	21.10	—	25.62	29,140	1.45	1.29	—	2.59	5.56	—	6.95
2016	1,601	19.98	—	23.95	30,950	1.11	1.29	—	2.59	11.58	—	13.06
2015	1,769	18.26	—	21.18	30,459	1.49	1.29	—	2.44	(0.67)	—	0.50
2014	2,000	18.06	—	21.08	34,456	1.37	1.29	—	2.59	9.62	—	11.08
2013	2,563	16.47	—	18.98	40,502	2.05	1.29	—	2.59	27.38	—	29.08

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Equity and Income II
2017	1,125	22.03	—	22.98	25,931	1.43	1.29	—	2.59	7.93	—	9.36
2016	1,259	20.41	—	21.01	26,673	1.57	1.29	—	2.59	11.87	—	13.36
2015	1,438	18.25	—	18.54	26,960	2.26	1.29	—	2.59	(5.11)	—	(3.84)
2014	1,734	19.23	—	19.28	33,898	1.50	1.29	—	2.59	5.95	—	7.36
2013	2,101	17.96	—	18.15	38,431	1.47	1.29	—	2.59	21.65	—	23.28

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Global Core Equity II
2017	767	17.11	—	20.78	12,764	0.89	1.29	—	2.59	19.45	—	21.02
2016	867	14.32	—	17.17	12,004	0.71	1.29	—	2.59	3.75	—	5.13
2015	973	13.81	—	16.33	12,881	1.03	1.29	—	2.59	(4.20)	—	(2.92)
2014	1,130	14.41	—	16.82	15,474	1.51	1.29	—	2.59	(2.12)	—	(0.81)
2013	1,460	14.72	—	16.96	20,689	1.64	1.29	—	2.59	19.09	—	20.68

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Money Market II
2017	55	8.12	—	9.39	501	0.31	1.30	—	2.20	(1.86)	—	(0.98)
2016	57	8.28	—	9.48	525	0.03	1.30	—	2.20	(2.14)	—	(1.26)
2015	63	8.23	—	9.60	587	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2014	73	8.42	—	9.73	691	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2013	78	8.63	—	9.85	742	0.04	1.30	—	2.40	(2.34)	—	(1.26)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Securities II
2017	13	$11.99	—	13.63	$169	1.58%	1.30	—	2.10%	(0.39)	—	0.41%
2016	18	12.04	—	13.58	234	1.66	1.30	—	2.10	(1.09)	—	(0.30)
2015	22	12.17	—	13.62	282	1.95	1.30	—	2.10	(2.02)	—	(1.23)
2014	22	12.42	—	13.79	291	2.82	1.30	—	2.10	1.72	—	2.54
2013	24	12.21	—	13.45	303	2.74	1.30	—	2.10	(4.87)	—	(4.11)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Growth and Income II
2017	1,300	27.47	—	34.09	40,153	1.25	1.29	—	2.69	10.99	—	12.57
2016	1,505	24.75	—	30.28	41,533	0.83	1.29	—	2.69	16.23	—	17.89
2015	1,773	21.29	—	25.68	41,752	2.55	1.29	—	2.69	(5.91)	—	(4.56)
2014	2,077	22.63	—	26.91	51,532	1.42	1.29	—	2.69	7.01	—	8.55
2013	2,628	21.15	—	22.92	60,296	1.23	1.29	—	2.69	30.17	—	32.04

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. High Yield II
2017	546	17.72	—	21.52	6,948	3.87	1.29	—	2.59	3.39	—	4.76
2016	582	17.14	—	20.54	7,163	3.88	1.29	—	2.59	7.97	—	9.40
2015	638	15.87	—	18.78	7,330	5.04	1.29	—	2.59	(5.87)	—	(4.62)
2014	755	16.86	—	19.69	9,228	4.40	1.29	—	2.59	(1.05)	—	0.28
2013	861	17.04	—	19.63	10,574	9.62	1.29	—	2.59	4.65	—	5.38

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. International Growth II
2017	154	10.86	—	12.45	1,960	1.29	1.29	—	2.44	19.76	—	21.15
2016	188	9.07	—	10.28	1,969	1.15	1.29	—	2.44	(3.11)	—	(1.97)
2015	201	9.36	—	10.48	2,155	1.30	1.29	—	2.44	(4.99)	—	(3.87)
2014	210	9.85	—	10.90	2,354	1.01	1.29	—	2.44	(2.35)	—	(1.20)
2013	384	10.09	—	11.04	4,390	1.04	1.29	—	2.44	17.02	—	17.19

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Managed Volatility II
2017	3	26.12	—	28.17	92	1.28	1.30	—	1.85	8.31	—	8.91
2016	5	24.12	—	25.86	117	1.43	1.30	—	1.85	8.29	—	8.89
2015	6	22.27	—	23.75	141	1.16	1.30	—	1.85	(4.16)	—	(3.63)
2014	7	23.24	—	24.65	159	2.51	1.30	—	1.85	18.02	—	18.67
2013	8	19.69	—	20.77	169	2.50	1.30	—	1.85	8.49	—	9.09

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Core Equity II
2017	49	18.36	—	21.55	1,038	0.29	1.29	—	2.44	11.88	—	13.18
2016	67	16.41	—	19.04	1,248	—	1.29	—	2.44	10.41	—	11.71
2015	75	14.87	—	17.04	1,261	0.11	1.29	—	2.44	(6.62)	—	(5.52)
2014	99	15.92	—	18.04	1,751	—	1.29	—	2.44	1.63	—	2.83
2013	119	15.66	—	17.54	2,089	0.50	1.29	—	2.44	25.33	—	26.81

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Growth II
2017	283	21.22	—	26.92	7,138	—	0.83	—	2.54	19.06	—	21.13
2016	339	17.82	—	22.22	7,128	—	0.83	—	2.54	(1.98)	—	(0.26)
2015	377	18.18	—	22.28	8,020	—	0.83	—	2.54	(1.52)	—	0.21
2014	432	18.46	—	22.23	9,307	—	0.83	—	2.54	4.96	—	6.80
2013	517	20.82	—	22.59	10,586	0.22	0.83	—	2.59	33.07	—	35.47

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. S&P 500 Index II
2017	2,393	$24.82	—	30.14	$50,231	1.39%	1.29	—	2.59%	17.90	—	19.45%
2016	2,659	21.05	—	25.24	47,058	1.41	1.29	—	2.59	8.33	—	9.77
2015	2,967	19.44	—	22.99	48,667	1.48	1.29	—	2.59	(1.83)	—	(0.52)
2014	3,329	19.80	—	23.11	55,401	1.53	1.29	—	2.59	10.03	—	11.50
2013	4,142	17.99	—	20.73	62,217	1.73	1.29	—	2.59	28.15	—	29.86

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Technology II
2017	<1	22.73	—	24.51	7	—	1.30	—	1.85	32.28	—	33.00
2016	<1	17.18	—	18.43	7	—	1.30	—	1.85	(2.82)	—	(2.28)
2015	1	17.68	—	18.86	10	—	1.30	—	1.85	4.61	—	5.18
2014	1	16.90	—	17.93	12	—	1.30	—	1.85	8.79	—	9.39
2013	1	15.54	—	16.39	17	—	1.30	—	1.85	22.50	—	23.17

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Value Opportunities II
2017	169	18.36	—	21.80	3,357	0.01	1.29	—	2.44	14.39	—	15.72
2016	225	16.05	—	18.84	3,817	0.07	1.29	—	2.44	15.05	—	16.40
2015	259	13.95	—	16.18	3,793	2.23	1.29	—	2.44	(12.84)	—	(11.81)
2014	291	16.01	—	18.35	4,878	1.11	1.29	—	2.44	3.79	—	5.01
2013	369	15.42	—	17.48	5,903	1.17	1.29	—	2.44	30.02	—	31.55

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2017	774	17.80	—	27.22	14,874	—	0.70	—	2.59	30.70	—	33.21
2016	923	13.36	—	20.83	13,602	—	0.70	—	2.59	(1.75)	—	0.15
2015	1,079	13.34	—	21.20	16,122	—	0.70	—	2.59	6.00	—	8.06
2014	1,324	12.35	—	20.00	18,443	—	0.70	—	2.59	10.04	—	12.18
2013	1,689	11.01	—	18.17	22,404	0.03	0.70	—	2.59	30.26	—	32.79

Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2017	1,895	23.74	—	30.12	43,475	1.22	0.70	—	2.59	15.55	—	17.77
2016	2,154	20.55	—	25.57	42,440	0.77	0.70	—	2.59	8.20	—	10.30
2015	2,554	18.99	—	23.19	46,289	1.16	0.70	—	2.59	(1.20)	—	0.72
2014	2,985	19.22	—	23.02	54,295	1.07	0.70	—	2.59	6.46	—	8.53
2013	3,790	18.05	—	21.21	64,269	1.16	0.70	—	2.59	31.11	—	33.65

Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2017	595	10.79	—	12.77	7,190	1.82	1.29	—	2.59	21.88	—	23.49
2016	784	8.86	—	10.34	7,726	1.03	1.29	—	2.59	(3.36)	—	(2.07)
2015	859	9.16	—	10.56	8,689	2.17	1.29	—	2.59	(0.25)	—	1.08
2014	1,037	9.19	—	10.44	10,427	3.23	1.29	—	2.59	(8.88)	—	(7.67)
2013	1,176	10.08	—	11.31	12,866	5.62	1.29	—	2.59	19.55	—	21.15

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2017	935	18.15	—	26.33	15,075	—	0.70	—	2.59	28.29	—	30.76
2016	1,099	13.88	—	20.52	13,723	—	0.70	—	2.59	(0.29)	—	1.64
2015	1,229	13.66	—	20.58	15,251	—	0.70	—	2.59	7.98	—	10.08
2014	1,431	11.97	—	19.06	16,401	—	0.94	—	2.59	10.89	—	12.77
2013	1,886	10.61	—	17.19	20,320	—	0.94	—	2.59	31.57	—	33.45

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2017	271	$34.49	—	41.89	$10,635	0.24%	1.29	—	2.59%	9.95	—	11.40%
2016	305	31.37	—	37.60	10,817	0.34	1.29	—	2.59	21.57	—	23.19
2015	354	25.81	—	30.53	10,247	0.53	1.29	—	2.59	(8.14)	—	(6.91)
2014	434	28.09	—	32.79	13,578	0.41	1.29	—	2.59	6.12	—	7.54
2013	647	26.47	—	30.49	18,939	0.42	1.29	—	2.59	34.07	—	35.86

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2017	39	14.13	—	16.71	614	1.17	1.29	—	2.59	10.38	—	11.84
2016	48	12.80	—	14.94	682	1.33	1.29	—	2.59	8.42	—	9.86
2015	55	11.81	—	13.60	717	1.84	1.29	—	2.59	(9.57)	—	(8.37)
2014	67	13.06	—	14.84	945	1.55	1.29	—	2.59	7.90	—	9.34
2013	84	12.10	—	13.57	1,089	1.89	1.29	—	2.59	32.96	—	34.73

American Century Variable Portfolios, Inc. - American Century VP International
2017	<1	21.12	—	21.12	7	0.87	1.45	—	1.45	29.32	—	29.32
2016	<1	16.33	—	16.33	5	1.03	1.45	—	1.45	(6.86)	—	(6.86)
2015	<1	17.53	—	17.53	6	0.38	1.45	—	1.45	(0.69)	—	(0.69)
2014	<1	17.65	—	17.65	6	1.68	1.45	—	1.45	(6.87)	—	(6.87)
2013	<1	18.95	—	18.95	6	1.65	1.45	—	1.45	20.65	—	20.65

Deutsche Variable Series I - Deutsche Bond VIP (Class A)
2017	12	17.07	—	17.40	202	2.40	0.70	—	0.80	4.99	—	5.09
2016	12	16.26	—	16.56	197	5.05	0.70	—	0.80	5.08	—	5.19
2015	12	15.47	—	15.74	181	3.64	0.70	—	0.80	(1.09)	—	(0.99)
2014	19	15.64	—	15.90	299	3.99	0.70	—	0.80	5.78	—	5.89
2013	20	14.79	—	15.01	299	3.38	0.70	—	0.80	(3.81)	—	(3.71)

Deutsche Variable Series I - Deutsche Capital Growth VIP (Class A)
2017	50	27.93	—	28.47	1,423	0.75	0.70	—	0.80	25.29	—	25.42
2016	56	22.29	—	22.70	1,273	0.76	0.70	—	0.80	3.41	—	3.52
2015	57	21.55	—	21.93	1,252	0.66	0.70	—	0.80	7.75	—	7.86
2014	54	20.00	—	20.33	1,086	0.62	0.70	—	0.80	12.07	—	12.18
2013	61	17.85	—	18.12	1,106	1.19	0.70	—	0.80	33.57	—	33.70

Deutsche Variable Series I - Deutsche Core Equity VIP (Class A)
2017	25	24.65	—	25.12	613	1.19	0.70	—	0.80	20.05	—	20.17
2016	27	20.53	—	20.91	553	1.34	0.70	—	0.80	9.60	—	9.71
2015	30	18.73	—	19.06	563	0.88	0.70	—	0.80	4.41	—	4.51
2014	34	17.94	—	18.23	617	1.06	0.70	—	0.80	10.93	—	11.04
2013	37	16.17	—	16.42	611	1.25	0.70	—	0.80	36.23	—	36.37

Deutsche Variable Series I - Deutsche CROCI® International VIP (Class A)
2017	14	13.21	—	13.47	182	7.00	0.70	—	0.80	20.99	—	21.11
2016	15	10.92	—	11.12	166	10.47	0.70	—	0.80	(0.07)	—	0.03
2015	18	10.93	—	11.12	194	4.24	0.70	—	0.80	(6.24)	—	(6.14)
2014	18	11.65	—	11.84	217	1.96	0.70	—	0.80	(12.47)	—	(12.38)
2013	22	13.31	—	13.52	290	4.65	0.70	—	0.80	19.27	—	19.39

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche Variable Series I - Deutsche Global Small Cap VIP (Class A)
2017	20	$40.27	—	41.05	$824	—%	0.70	—	0.80%	19.07	—	19.19%
2016	24	33.82	—	34.44	809	0.39	0.70	—	0.80	0.76	—	0.86
2015	27	33.56	—	34.15	910	1.04	0.70	—	0.80	0.35	—	0.45
2014	31	33.45	—	33.99	1,063	0.84	0.70	—	0.80	(4.90)	—	(4.80)
2013	33	35.17	—	35.71	1,176	0.63	0.70	—	0.80	34.85	—	34.99

Deutsche Variable Series II - Deutsche Global Income Builder VIP (Class A) II
2017	54	18.42	—	18.66	1,007	2.97	0.70	—	0.80	15.61	—	15.73
2016	66	15.94	—	16.12	1,064	4.02	0.70	—	0.80	5.96	—	6.07
2015	70	15.04	—	15.20	1,055	3.27	0.70	—	0.80	(2.23)	—	(2.13)
2014	78	15.38	—	15.53	1,204	3.18	0.70	—	0.80	3.00	—	3.10
2013	87	14.93	—	15.07	1,310	2.13	0.70	—	0.80	15.69	—	15.81

Deutsche Variable Series II - Deutsche Government Money Market VIP (Class A) II
2017	14	10.02	—	10.13	144	0.41	0.70	—	0.80	(0.35)	—	(0.25)
2016	18	10.06	—	10.16	183	0.06	0.70	—	0.80	(0.74)	—	(0.64)
2015	17	10.13	—	10.22	177	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2014	16	10.21	—	10.30	163	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2013	16	10.29	—	10.37	169	0.01	0.70	—	0.80	(0.79)	—	(0.69)

Deutsche Variable Series II - Deutsche Small Mid Cap Growth VIP (Class A) II
2017	17	23.69	—	23.99	406	0.11	0.70	—	0.80	21.15	—	21.27
2016	21	19.56	—	19.79	417	—	0.70	—	0.80	8.20	—	8.31
2015	20	18.07	—	18.27	361	—	0.70	—	0.80	(1.69)	—	(1.59)
2014	22	18.38	—	18.56	403	—	0.70	—	0.80	4.85	—	4.96
2013	22	17.53	—	17.69	384	0.12	0.70	—	0.80	41.64	—	41.78

Dreyfus Stock Index Fund, Inc. - Dreyfus Stock Index Fund, Inc. (Initial Shares)
2017	10	21.65	—	26.06	244	1.69	1.15	—	1.60	19.60	—	20.15
2016	10	18.10	—	21.69	214	1.81	1.15	—	1.60	9.92	—	10.43
2015	30	13.83	—	19.64	567	1.81	1.15	—	1.65	(0.55)	—	(0.05)
2014	32	15.99	—	19.65	604	1.74	1.15	—	1.85	11.33	—	12.13
2013	33	14.36	—	17.52	555	1.84	1.15	—	1.85	29.59	—	30.52

Dreyfus Variable Investment Fund - VIF Government Money Market
2017	23	8.95	—	11.15	231	0.29	1.15	—	1.85	(1.50)	—	(0.80)
2016	32	9.08	—	11.24	328	0.01	1.15	—	1.85	(1.83)	—	(1.13)
2015	37	9.25	—	11.37	379	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	33	9.43	—	11.50	341	<0.01	1.15	—	1.85	(1.85)	—	(1.14)
2013	40	9.60	—	11.63	425	—	1.15	—	1.85	(1.85)	—	(1.14)

Dreyfus Variable Investment Fund - VIF Growth & Income
2017	<1	18.30	—	25.20	22	0.86	1.15	—	1.65	17.76	—	18.34
2016	2	15.54	—	21.29	44	1.01	1.15	—	1.65	8.24	—	8.78
2015	4	14.63	—	19.57	72	0.81	1.15	—	1.85	(0.30)	—	0.42
2014	5	16.79	—	19.49	92	0.77	1.15	—	2.00	7.87	—	8.82
2013	5	14.36	—	17.91	90	0.90	1.15	—	2.00	34.05	—	35.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Federated Insurance Series - Federated Government Money Fund II
2017	271	$8.94	—	10.77	$3,047	0.30%	1.15	—	1.85%	(1.53)	—	(0.83)%
2016	312	9.08	—	10.86	3,537	—	1.15	—	1.85	(1.84)	—	(1.14)
2015	354	9.25	—	10.99	4,068	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	416	9.43	—	11.11	4,847	—	1.15	—	1.85	(1.85)	—	(1.14)
2013	481	9.60	—	11.24	5,678	—	1.15	—	1.85	(1.85)	—	(1.14)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2017	134	25.56	—	39.85	4,251	0.99	1.15	—	1.65	19.89	—	20.49
2016	151	21.32	—	33.08	3,971	0.79	1.15	—	1.65	6.24	—	6.77
2015	160	20.07	—	30.98	3,937	1.00	1.15	—	1.65	(0.98)	—	(0.48)
2014	181	20.26	—	31.13	4,509	0.86	1.15	—	1.65	10.11	—	10.66
2013	238	21.07	—	28.13	5,318	1.05	1.15	—	1.65	29.14	—	29.79

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2017	24	21.18	—	26.14	588	1.68	1.15	—	1.65	11.05	—	11.61
2016	28	19.08	—	23.42	616	2.14	1.15	—	1.65	16.09	—	16.67
2015	33	16.43	—	20.07	623	3.00	1.15	—	1.65	(5.54)	—	(5.06)
2014	39	17.39	—	21.15	773	2.74	1.15	—	1.65	6.94	—	7.48
2013	44	16.27	—	19.67	813	2.40	1.15	—	1.65	26.05	—	26.68

Fidelity Variable Insurance Products Fund - VIP Government Money Market (sub-account launched on April 29, 2016)
2017	1,890	9.74	—	9.97	18,615	0.69	0.70	—	2.05	(1.36)	—	(0.03)
2016	2,034	9.88	—	9.97	20,183	0.32	0.70	—	2.05	(1.21)	—	(0.32)

Fidelity Variable Insurance Products Fund - VIP Growth
2017	141	15.38	—	26.78	2,961	0.23	1.15	—	1.65	32.93	—	33.59
2016	182	11.57	—	20.05	2,872	0.04	1.15	—	1.65	(0.84)	—	(0.35)
2015	201	11.67	—	20.12	3,196	0.25	1.15	—	1.65	5.42	—	5.95
2014	231	11.07	—	18.99	3,462	0.18	1.15	—	1.65	9.48	—	10.03
2013	261	13.10	—	17.26	3,578	0.28	1.15	—	1.65	34.11	—	34.78

Fidelity Variable Insurance Products Fund - VIP High Income
2017	20	17.34	—	19.45	367	5.04	1.15	—	1.65	5.19	—	5.72
2016	25	16.49	—	18.40	420	4.88	1.15	—	1.65	12.74	—	13.30
2015	32	14.63	—	16.24	472	6.70	1.15	—	1.65	(5.20)	—	(4.73)
2014	33	15.43	—	17.04	520	5.07	1.15	—	1.65	(0.50)	—	—
2013	43	15.51	—	17.04	674	5.29	1.15	—	1.65	4.21	—	4.74

Fidelity Variable Insurance Products Fund - VIP Index 500
2017	169	18.63	—	20.99	3,567	1.73	1.15	—	1.65	19.73	—	20.33
2016	181	15.56	—	17.45	3,173	1.35	1.15	—	1.65	10.03	—	10.58
2015	214	14.14	—	15.78	3,406	1.91	1.15	—	1.65	(0.32)	—	0.18
2014	246	14.18	—	15.75	3,923	1.48	1.15	—	1.65	11.71	—	12.27
2013	309	14.03	—	14.31	4,399	1.85	1.15	—	1.65	30.08	—	30.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2017	35	$19.51	—	20.24	$714	2.25%	1.25	—	1.45%	2.72	—	2.93%
2016	44	19.00	—	19.67	870	2.21	1.25	—	1.45	3.24	—	3.44
2015	53	18.40	—	19.01	1,015	2.43	1.25	—	1.45	(2.03)	—	(1.83)
2014	63	18.78	—	19.37	1,215	2.20	1.25	—	1.45	4.30	—	4.51
2013	64	18.01	—	18.53	1,186	2.26	1.25	—	1.45	(3.19)	—	(3.00)

Fidelity Variable Insurance Products Fund - VIP Overseas
2017	39	13.69	—	14.38	622	0.98	1.15	—	1.65	28.16	—	28.80
2016	52	10.68	—	11.17	646	1.57	1.15	—	1.65	(6.61)	—	(6.15)
2015	45	11.44	—	11.90	591	1.26	1.15	—	1.65	1.93	—	2.44
2014	55	11.22	—	11.61	721	1.10	1.15	—	1.65	(9.58)	—	(9.13)
2013	80	12.78	—	14.78	1,155	1.30	1.15	—	1.65	28.30	—	28.95

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Asset Manager Growth (Service Class 2)
2017	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2016	—	14.87	—	14.87	—	—	1.60	—	1.60	0.55	—	0.55
2015	2	14.78	—	14.78	33	1.45	1.60	—	1.60	(1.78)	—	(1.78)
2014	1	15.05	—	15.05	13	0.81	1.60	—	1.60	3.86	—	3.86
2013	1	14.49	—	14.49	13	0.24	1.60	—	1.60	20.14	—	20.14

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2017	1,381	20.63	—	22.22	30,415	0.76	1.29	—	2.59	18.46	—	20.03
2016	1,618	17.19	—	18.75	29,795	0.57	1.29	—	2.59	4.95	—	6.34
2015	1,914	16.16	—	17.87	33,278	0.74	1.29	—	2.59	(2.19)	—	(0.88)
2014	2,424	16.30	—	18.27	43,004	0.66	1.29	—	2.59	8.76	—	10.21
2013	3,152	14.79	—	16.80	50,943	0.76	1.29	—	2.59	27.56	—	29.26

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2017	24	18.85	—	20.51	483	1.52	1.35	—	1.85	10.58	—	11.13
2016	27	17.05	—	18.46	487	1.97	1.35	—	1.85	15.54	—	16.12
2015	33	14.75	—	15.89	507	2.84	1.35	—	1.85	(6.01)	—	(5.53)
2014	37	16.83	—	17.51	617	2.58	1.35	—	2.00	6.31	—	7.02
2013	41	15.72	—	16.47	640	2.11	1.35	—	2.00	25.27	—	26.10

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2017	219	14.30	—	15.92	3,354	1.12	1.29	—	2.19	10.34	—	11.35
2016	306	12.96	—	14.30	4,237	1.29	1.29	—	2.19	2.93	—	3.88
2015	306	12.17	—	13.76	4,060	1.59	1.29	—	2.54	(3.06)	—	(1.81)
2014	317	12.55	—	14.02	4,308	1.18	1.29	—	2.54	1.56	—	2.87
2013	438	12.36	—	13.63	5,815	1.20	1.29	—	2.54	10.32	—	11.74

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2017	190	14.54	—	16.37	2,970	1.26	1.29	—	2.29	13.62	—	14.77
2016	220	12.79	—	14.26	3,014	1.27	1.29	—	2.29	3.39	—	4.44
2015	268	12.37	—	13.66	3,539	1.57	1.29	—	2.29	(2.74)	—	(1.74)
2014	290	12.72	—	13.90	3,912	1.22	1.29	—	2.29	2.20	—	3.25
2013	397	12.45	—	13.46	5,203	1.42	1.29	—	2.29	12.99	—	14.14

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2017	85	$16.12	—	17.31	$1,424	1.06%	1.29	—	1.89%	18.43	—	19.14%
2016	107	13.61	—	14.53	1,501	1.18	1.29	—	1.89	4.37	—	5.01
2015	114	13.04	—	13.84	1,528	1.25	1.29	—	1.89	(2.41)	—	(1.81)
2014	158	13.37	—	14.09	2,173	1.21	1.29	—	1.89	2.76	—	3.39
2013	197	13.01	—	13.63	2,623	1.45	1.29	—	1.89	19.11	—	19.84

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2017	65	12.23	—	13.77	859	1.35	1.29	—	2.29	5.89	—	6.97
2016	63	11.55	—	12.88	780	0.85	1.29	—	2.29	1.79	—	2.83
2015	123	11.46	—	12.52	1,498	1.19	1.29	—	2.19	(2.75)	—	(1.85)
2014	120	11.78	—	12.76	1,487	1.13	1.29	—	2.19	1.27	—	2.20
2013	152	11.64	—	12.48	1,856	1.09	1.29	—	2.19	2.90	—	3.85

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2017	3,119	8.28	—	9.10	29,240	0.46	1.25	—	2.59	(2.16)	—	(0.82)
2016	3,027	8.47	—	9.17	28,836	0.02	1.25	—	2.59	(2.57)	—	(1.23)
2015	751	8.69	—	9.28	7,087	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2014	880	8.92	—	9.40	8,471	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2013	961	9.16	—	9.52	9,439	0.01	1.25	—	2.59	(2.58)	—	(1.23)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2017	6	18.20	—	19.80	125	0.09	1.35	—	1.85	32.34	—	33.00
2016	7	13.75	—	14.89	105	—	1.35	—	1.85	(1.31)	—	(0.80)
2015	10	13.93	—	15.01	145	0.03	1.35	—	1.85	4.93	—	5.46
2014	11	13.28	—	14.23	158	—	1.35	—	1.85	8.96	—	9.51
2013	11	12.19	—	13.00	145	0.05	1.35	—	1.85	33.49	—	34.17

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2017	208	19.88	—	23.52	4,608	1.02	1.29	—	2.59	13.62	—	15.11
2016	258	17.50	—	20.43	5,000	1.47	1.29	—	2.59	12.82	—	14.32
2015	294	15.51	—	17.87	5,018	1.78	1.29	—	2.59	(5.06)	—	(3.80)
2014	356	16.34	—	18.58	6,354	1.02	1.29	—	2.59	7.37	—	8.81
2013	761	15.22	—	17.07	12,624	1.61	1.29	—	2.59	29.80	—	31.53

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (sub-account launched on April 24, 2015)
2017	66	21.88	—	25.09	1,588	0.11	1.29	—	2.44	30.93	—	32.45
2016	72	16.71	—	18.94	1,323	0.05	1.29	—	2.44	(2.37)	—	(1.22)
2015	76	17.12	—	19.18	1,414	0.01	1.29	—	2.44	(3.00)	—	(2.21)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2017	116	15.93	—	18.47	2,067	5.30	1.29	—	2.44	4.32	—	5.54
2016	140	15.27	—	17.50	2,368	4.67	1.29	—	2.44	11.39	—	12.70
2015	187	13.70	—	15.53	2,836	5.80	1.29	—	2.44	(6.21)	—	(5.11)
2014	238	14.61	—	16.37	3,846	5.00	1.29	—	2.44	(1.56)	—	(0.40)
2013	307	14.84	—	16.43	4,993	5.35	1.29	—	2.44	3.12	—	4.33

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2017	712	$18.92	—	21.69	$14,761	1.62%	1.29	—	2.44%	18.47	—	19.85%
2016	710	15.97	—	18.10	12,335	1.59	1.29	—	2.44	8.87	—	10.15
2015	482	14.67	—	16.43	7,647	1.81	1.29	—	2.44	(1.38)	—	(0.22)
2014	499	14.87	—	16.47	7,965	1.31	1.29	—	2.44	10.52	—	11.83
2013	644	13.46	—	14.73	9,263	1.82	1.29	—	2.44	28.69	—	30.21

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2017	<1	15.68	—	15.68	1	2.29	1.50	—	1.50	2.44	—	2.44
2016	<1	15.31	—	15.31	1	1.68	1.50	—	1.50	2.91	—	2.91
2015	<1	14.87	—	14.87	1	1.99	1.50	—	1.50	(2.34)	—	(2.34)
2014	<1	15.23	—	15.23	1	1.71	1.50	—	1.50	4.03	—	4.03
2013	<1	14.64	—	14.64	2	2.40	1.50	—	1.50	(3.54)	—	(3.54)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2017	426	18.29	—	20.97	9,583	0.47	1.29	—	2.44	17.62	—	18.99
2016	500	15.55	—	17.63	9,594	0.30	1.29	—	2.44	(18.79)	—	10.48
2015	550	14.24	—	15.95	9,630	0.24	1.29	—	2.44	(4.03)	—	(2.90)
2014	672	16.43	—	19.95	12,151	0.02	1.29	—	2.44	3.44	—	4.66
2013	869	15.70	—	19.29	15,307	0.26	1.29	—	2.44	34.12	—	34.13

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2017	<1	16.48	—	22.17	8	1.23	1.35	—	1.80	27.66	—	28.24
2016	<1	12.85	—	17.37	7	0.51	1.35	—	1.80	(6.97)	—	(6.54)
2015	2	12.76	—	13.75	28	1.07	1.35	—	1.85	1.39	—	1.90
2014	2	12.59	—	13.49	34	1.07	1.35	—	1.85	(9.99)	—	(9.53)
2013	3	13.98	—	14.91	41	1.10	1.35	—	1.85	27.76	—	28.41

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP (Class 2)
2017	57	19.99	—	22.45	1,206	—	1.29	—	2.19	24.18	—	25.31
2016	75	16.10	—	17.91	1,275	—	1.29	—	2.19	(5.01)	—	(4.14)
2015	85	16.58	—	18.69	1,517	—	1.29	—	2.39	1.87	—	3.02
2014	107	16.27	—	18.14	1,855	—	1.29	—	2.39	3.57	—	4.74
2013	140	15.71	—	17.32	2,339	—	1.29	—	2.39	35.71	—	36.33

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP (Class 2)
2017	721	23.80	—	28.86	19,778	5.75	1.29	—	2.54	12.94	—	14.37
2016	833	21.08	—	25.23	20,050	2.56	1.29	—	2.54	8.80	—	10.19
2015	993	18.98	—	22.90	21,787	3.32	1.29	—	2.69	(3.57)	—	(2.19)
2014	1,199	19.69	—	23.41	27,038	2.44	1.29	—	2.69	6.20	—	7.73
2013	1,486	18.54	—	21.73	31,193	2.61	1.29	—	2.69	26.12	—	27.93

Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP (Class 2) (sub-account merged on April 28, 2017)
2017	—	15.70	—	18.69	—	52.12	1.28	—	2.59	1.76	—	2.21
2016	415	15.43	—	18.29	7,228	6.93	1.28	—	2.59	13.93	—	15.47
2015	478	13.54	—	15.84	7,242	6.99	1.28	—	2.59	(11.48)	—	(10.28)
2014	535	15.30	—	17.65	9,073	6.11	1.28	—	2.59	(2.61)	—	(1.30)
2013	595	15.71	—	17.89	10,280	7.20	1.28	—	2.59	5.04	—	6.46

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP (Class 2)
2017	3,911	$17.00	—	20.42	$76,305	4.18%	1.28	—	2.59%	6.86	—	8.28%
2016	4,475	15.91	—	18.86	80,938	4.92	1.28	—	2.59	11.08	—	12.58
2015	5,254	14.32	—	16.75	84,741	4.66	1.28	—	2.59	(9.46)	—	(8.24)
2014	6,536	15.82	—	18.25	115,409	5.20	1.28	—	2.59	1.91	—	3.29
2013	7,996	15.52	—	17.67	137,214	6.35	1.28	—	2.59	10.99	—	12.49

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP (Class 2)
2017	969	18.05	—	21.36	19,756	0.63	1.29	—	2.54	24.88	—	26.46
2016	1,235	14.45	—	16.89	20,021	—	1.29	—	2.54	(4.28)	—	(3.06)
2015	1,390	15.10	—	17.43	23,336	0.28	1.29	—	2.54	2.94	—	4.26
2014	1,756	14.67	—	16.71	28,433	1.12	1.29	—	2.54	9.60	—	11.01
2013	2,324	13.38	—	15.06	34,052	1.07	1.29	—	2.54	25.37	—	26.98

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP (Class 2)
2017	477	15.88	—	18.42	8,997	1.75	1.29	—	2.54	5.86	—	7.20
2016	564	15.00	—	17.18	9,939	1.74	1.29	—	2.54	9.33	—	10.73
2015	805	13.72	—	15.52	12,657	2.76	1.29	—	2.54	(6.10)	—	(4.89)
2014	934	14.61	—	16.31	15,527	2.07	1.29	—	2.54	3.02	—	4.34
2013	1,099	14.12	—	15.64	17,621	2.10	1.29	—	2.59	23.89	—	25.97

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP (Class 2)
2017	1,933	21.41	—	34.23	44,538	2.20	1.15	—	2.69	5.46	—	7.11
2016	2,220	20.31	—	31.96	48,025	1.89	1.15	—	2.69	12.95	—	14.73
2015	2,586	17.98	—	27.85	49,294	3.02	1.15	—	2.69	(7.49)	—	(6.02)
2014	3,196	19.43	—	29.64	65,115	1.96	1.15	—	2.69	4.24	—	5.90
2013	3,925	18.64	—	27.99	75,874	2.03	1.15	—	2.69	24.81	—	26.79

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP (Class 2)
2017	535	25.70	—	34.96	20,043	0.50	1.28	—	2.69	7.70	—	9.25
2016	610	23.52	—	32.46	21,251	0.80	1.28	—	2.69	26.70	—	28.54
2015	751	18.30	—	25.62	20,589	0.64	1.28	—	2.69	(9.88)	—	(8.56)
2014	879	20.01	—	28.43	26,531	0.62	1.28	—	2.69	(2.14)	—	(0.71)
2013	1,109	20.16	—	29.05	33,819	1.33	1.28	—	2.69	32.58	—	34.51

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP (Class 2)
2017	19	31.81	—	41.07	675	—	1.15	—	2.34	18.58	—	20.02
2016	22	26.83	—	34.22	648	—	1.15	—	2.34	1.74	—	2.98
2015	33	26.37	—	33.23	880	—	1.15	—	2.34	(4.94)	—	(3.77)
2014	39	27.74	—	34.53	1,067	—	1.15	—	2.34	4.96	—	6.24
2013	45	26.43	—	32.50	1,155	—	1.15	—	2.34	34.92	—	36.58

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP (Class 2)
2017	803	10.56	—	12.84	9,870	2.57	1.29	—	2.69	(1.36)	—	0.04
2016	923	10.71	—	12.83	11,396	2.49	1.29	—	2.69	(2.04)	—	(0.63)
2015	1,008	10.93	—	12.91	12,578	2.54	1.29	—	2.69	(2.23)	—	(0.82)
2014	1,230	11.18	—	13.02	15,521	2.61	1.29	—	2.69	0.60	—	2.05
2013	1,541	11.11	—	12.76	19,112	2.81	1.29	—	2.69	(4.87)	—	(3.50)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP (Class 2)
2017	216	$27.21	—	33.93	$8,297	1.02%	1.15	—	2.49%	36.94	—	38.81%
2016	259	19.60	—	24.78	7,229	0.86	1.15	—	2.49	14.53	—	16.10
2015	324	16.89	—	21.63	7,835	2.05	1.15	—	2.49	(21.61)	—	(20.52)
2014	352	21.25	—	27.60	10,815	1.49	1.15	—	2.49	(10.67)	—	(9.44)
2013	429	23.46	—	30.89	14,605	1.95	1.15	—	2.49	(3.39)	—	(2.20)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP (Class 2)
2017	2,122	17.71	—	20.13	43,239	2.61	1.15	—	2.69	13.58	—	15.36
2016	2,477	15.35	—	17.73	44,078	1.88	1.15	—	2.69	4.30	—	5.95
2015	2,875	14.49	—	17.00	48,853	3.33	1.15	—	2.69	(9.01)	—	(7.56)
2014	3,435	15.67	—	18.68	63,482	1.87	1.15	—	2.69	(13.52)	—	(12.15)
2013	4,142	17.84	—	21.60	86,941	2.39	1.15	—	2.69	19.66	—	21.56

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP (Class 2)
2017	35	22.22	—	33.82	971	—	1.15	—	2.24	(0.34)	—	0.76
2016	36	22.30	—	33.56	1,011	—	1.15	—	2.24	0.64	—	1.76
2015	45	22.16	—	32.98	1,220	7.86	1.15	—	2.24	(6.45)	—	(5.40)
2014	50	23.68	—	34.86	1,426	5.58	1.15	—	2.24	(0.45)	—	0.67
2013	59	23.79	—	34.63	1,667	4.56	1.15	—	2.24	(0.65)	—	0.47

Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP (Class 2)
2017	27	17.21	—	26.43	678	1.67	1.15	—	1.85	16.32	—	17.15
2016	30	14.79	—	22.56	637	1.83	1.15	—	1.85	7.60	—	8.37
2015	40	13.75	—	20.82	791	2.61	1.15	—	1.85	(8.22)	—	(7.56)
2014	45	14.98	—	22.52	956	1.42	1.15	—	1.85	(4.61)	—	(3.93)
2013	50	15.70	—	23.44	1,111	2.63	1.15	—	1.85	28.40	—	29.33

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2017	123	15.97	—	18.89	2,200	1.56	1.29	—	2.59	7.03	—	8.44
2016	146	14.92	—	17.42	2,417	2.04	1.29	—	2.59	8.70	—	10.15
2015	173	13.73	—	15.81	2,612	1.36	1.29	—	2.59	(6.89)	—	(5.65)
2014	204	14.74	—	16.76	3,282	1.28	1.29	—	2.59	10.01	—	11.48
2013	264	13.40	—	15.04	3,836	1.14	1.29	—	2.59	29.78	—	31.51

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2017	94	20.64	—	23.48	2,139	0.71	1.29	—	2.29	8.54	—	9.64
2016	109	19.01	—	21.41	2,256	1.27	1.29	—	2.29	10.94	—	12.07
2015	126	16.95	—	19.11	2,333	0.39	1.29	—	2.39	(11.41)	—	(10.41)
2014	142	19.14	—	21.33	2,947	0.89	1.29	—	2.39	10.86	—	12.11
2013	192	17.26	—	19.03	3,553	0.76	1.29	—	2.39	31.18	—	31.78

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2017	196	18.73	—	37.30	4,149	0.51	1.15	—	2.59	8.70	—	10.29
2016	231	17.23	—	33.82	4,450	1.08	1.15	—	2.59	20.02	—	21.80
2015	278	14.36	—	27.77	4,420	0.27	1.15	—	2.59	(4.66)	—	(3.25)
2014	354	15.06	—	28.70	5,940	0.64	1.15	—	2.59	4.16	—	5.71
2013	549	14.46	—	27.15	8,757	0.93	1.15	—	2.59	32.11	—	34.07

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2017	<1	$16.42	—	24.90	$9	0.54%	1.37	—	1.65%	28.53	—	28.89%
2016	<1	12.78	—	19.32	7	0.28	1.37	—	1.65	0.32	—	0.60
2015	1	12.74	—	19.94	24	0.36	1.15	—	1.65	1.70	—	2.21
2014	1	12.52	—	19.51	24	0.38	1.15	—	1.65	11.78	—	12.34
2013	1	11.20	—	17.36	21	0.41	1.15	—	1.65	30.25	—	30.91

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2017	156	20.43	—	24.16	3,583	1.28	1.29	—	2.59	20.88	—	22.47
2016	202	16.90	—	19.72	3,803	1.24	1.29	—	2.59	7.87	—	9.31
2015	235	15.66	—	18.04	4,062	1.32	1.29	—	2.59	(2.78)	—	(1.48)
2014	279	16.11	—	18.32	4,935	1.28	1.29	—	2.59	13.35	—	14.86
2013	375	14.21	—	15.95	5,793	1.04	1.29	—	2.59	33.96	—	35.75

Janus Aspen Series - Janus Henderson Forty (Institutional Shares)
2017	<1	34.07	—	34.07	14	—	1.50	—	1.50	28.37	—	28.37
2016	<1	26.54	—	26.54	11	—	1.50	—	1.50	0.67	—	0.67
2015	<1	26.37	—	26.37	11	—	1.50	—	1.50	10.54	—	10.54
2014	<1	23.85	—	23.85	11	0.15	1.50	—	1.50	7.10	—	7.10
2013	<1	22.27	—	22.27	10	0.70	1.50	—	1.50	29.26	—	29.26

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity
2017	<1	56.64	—	56.64	<1	1.83	1.50	—	1.50	25.92	—	25.92
2016	<1	44.98	—	44.98	<1	0.54	1.50	—	1.50	18.97	—	18.97
2015	<1	37.81	—	37.81	<1	0.91	1.50	—	1.50	(21.26)	—	(21.26)
2014	<1	48.02	—	48.02	<1	1.45	1.50	—	1.50	(6.07)	—	(6.07)
2013	<1	51.12	—	51.12	1	1.48	1.50	—	1.50	(2.72)	—	(2.72)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2017	<1	23.52	—	23.52	1	1.40	1.50	—	1.50	13.12	—	13.12
2016	<1	20.79	—	20.79	<1	0.79	1.50	—	1.50	11.31	—	11.31
2015	<1	18.68	—	18.68	1	1.07	1.50	—	1.50	(4.32)	—	(4.32)
2014	<1	19.52	—	19.52	2	1.94	1.50	—	1.50	10.03	—	10.03
2013	<1	17.74	—	17.74	2	1.71	1.50	—	1.50	30.38	—	30.38

Lord Abbett Series Fund - Bond-Debenture
2017	641	17.43	—	20.49	12,587	3.98	1.29	—	2.49	6.51	—	7.81
2016	721	16.36	—	19.01	13,198	4.22	1.29	—	2.49	9.35	—	10.69
2015	874	14.97	—	17.17	14,538	3.58	1.29	—	2.49	(3.98)	—	(2.80)
2014	1,126	15.59	—	17.67	19,340	4.27	1.29	—	2.49	1.75	—	3.00
2013	1,422	15.17	—	17.15	23,794	4.50	1.29	—	2.59	5.37	—	6.78

Lord Abbett Series Fund - Fundamental Equity
2017	146	21.37	—	24.95	3,464	0.99	1.29	—	2.44	9.85	—	11.13
2016	167	19.45	—	22.45	3,597	1.09	1.29	—	2.44	12.93	—	14.26
2015	201	17.23	—	19.65	3,807	1.04	1.29	—	2.44	(5.80)	—	(4.69)
2014	266	18.29	—	20.62	5,294	0.40	1.29	—	2.44	4.53	—	5.76
2013	348	17.49	—	19.50	6,590	0.22	1.29	—	2.44	34.01	—	34.14

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Series Fund - Growth and Income
2017	460	$17.42	—	20.34	$8,946	1.21%	1.29	—	2.44%	10.64	—	11.92%
2016	582	15.74	—	18.17	10,146	1.40	1.29	—	2.44	14.26	—	15.61
2015	677	13.78	—	15.72	10,263	1.10	1.29	—	2.44	(5.23)	—	(4.12)
2014	847	14.54	—	16.39	13,443	0.62	1.29	—	2.44	5.03	—	6.26
2013	1,101	13.84	—	15.43	16,517	0.53	1.29	—	2.44	34.15	—	34.28

Lord Abbett Series Fund - Growth Opportunities
2017	212	23.28	—	27.18	5,548	—	1.29	—	2.44	19.94	—	21.33
2016	258	19.41	—	22.40	5,567	—	1.29	—	2.44	(1.23)	—	(0.07)
2015	298	19.65	—	22.42	6,465	—	1.29	—	2.44	0.22	—	1.40
2014	389	19.61	—	22.11	8,334	—	1.29	—	2.44	3.48	—	4.70
2013	489	18.95	—	21.12	10,040	—	1.29	—	2.44	33.74	—	35.31

Lord Abbett Series Fund - Mid-Cap Stock
2017	553	18.00	—	21.16	11,126	0.58	1.29	—	2.49	4.19	—	5.46
2016	617	17.27	—	20.06	11,828	0.48	1.29	—	2.49	13.50	—	14.90
2015	721	15.22	—	17.46	12,089	0.54	1.29	—	2.49	(6.18)	—	(5.03)
2014	874	16.22	—	18.39	15,550	0.40	1.29	—	2.49	8.75	—	10.09
2013	1,112	14.92	—	16.70	18,049	0.38	1.29	—	2.49	28.16	—	28.64

MFS Variable Insurance Trust - MFS Growth
2017	34	14.17	—	31.70	821	0.11	1.15	—	1.65	29.26	—	29.91
2016	36	10.97	—	24.40	667	0.04	1.15	—	1.65	0.77	—	1.27
2015	41	10.88	—	24.10	749	0.16	1.15	—	1.65	5.80	—	6.33
2014	46	10.29	—	22.66	789	0.10	1.15	—	1.65	7.16	—	7.70
2013	50	9.60	—	21.04	785	0.23	1.15	—	1.65	34.61	—	35.29

MFS Variable Insurance Trust - MFS High Yield (sub-account launched on August 16, 2013)
2017	11	20.48	—	21.25	234	6.65	1.25	—	1.45	5.16	—	5.37
2016	12	19.48	—	20.17	235	6.83	1.25	—	1.45	12.19	—	12.41
2015	13	17.36	—	17.94	236	3.99	1.25	—	1.45	(5.60)	—	(5.41)
2014	36	18.39	—	18.97	674	3.51	1.25	—	1.45	1.33	—	1.53
2013	17	18.15	—	18.68	319	2.49	1.25	—	1.45	3.45	—	3.53

MFS Variable Insurance Trust - MFS Investors Trust
2017	39	19.04	—	24.23	812	0.73	1.15	—	1.65	21.33	—	21.94
2016	42	15.69	—	19.87	726	0.83	1.15	—	1.65	6.82	—	7.35
2015	51	14.69	—	18.51	829	0.79	1.15	—	1.65	(1.42)	—	(0.93)
2014	70	14.90	—	18.68	1,155	0.91	1.15	—	1.65	9.19	—	9.74
2013	77	13.65	—	17.02	1,158	1.11	1.15	—	1.65	29.89	—	30.54

MFS Variable Insurance Trust - MFS New Discovery
2017	35	21.29	—	45.90	1,216	—	1.15	—	1.65	24.59	—	25.21
2016	38	17.09	—	36.66	1,041	—	1.15	—	1.65	7.27	—	7.81
2015	44	15.93	—	34.00	1,120	—	1.15	—	1.65	(3.49)	—	(3.01)
2014	52	16.51	—	35.06	1,366	—	1.15	—	1.65	(8.78)	—	(8.32)
2013	62	18.09	—	38.24	1,798	—	1.15	—	1.65	39.21	—	39.90

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Research
2017	25	$16.75	—	22.98	$498	1.38%	1.15	—	1.65%	21.36	—	21.96%
2016	26	13.80	—	18.84	430	0.84	1.15	—	1.65	6.96	—	7.50
2015	33	12.90	—	17.53	504	0.80	1.15	—	1.65	(0.85)	—	(0.35)
2014	40	13.01	—	17.59	610	0.85	1.15	—	1.65	8.40	—	8.94
2013	48	12.00	—	16.15	677	0.32	1.15	—	1.65	30.12	—	30.77

MFS Variable Insurance Trust - MFS Total Return Bond
2017	39	19.35	—	20.83	820	3.33	1.25	—	1.65	2.75	—	3.16
2016	42	18.83	—	20.19	852	3.40	1.25	—	1.65	2.53	—	2.94
2015	47	18.36	—	19.61	925	4.02	1.25	—	1.65	(1.93)	—	(1.54)
2014	35	18.73	—	19.92	700	2.64	1.25	—	1.65	4.11	—	4.53
2013	46	17.99	—	19.05	861	1.18	1.25	—	1.65	(2.65)	—	(2.26)

MFS Variable Insurance Trust - MFS Utilities
2017	8	32.13	—	33.54	254	4.50	1.35	—	1.59	13.03	—	13.30
2016	8	28.43	—	29.60	229	4.01	1.35	—	1.59	9.72	—	9.98
2015	8	25.91	—	26.92	210	4.28	1.35	—	1.59	(15.87)	—	(15.67)
2014	8	30.80	—	31.92	262	2.20	1.35	—	1.59	10.95	—	11.22
2013	8	27.76	—	28.70	223	2.56	1.35	—	1.59	16.65	—	18.62

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2017	4	20.27	—	22.06	90	—	1.35	—	1.85	28.68	—	29.32
2016	4	15.75	—	17.06	72	—	1.35	—	1.85	0.29	—	0.80
2015	4	15.71	—	16.92	74	—	1.35	—	1.85	5.32	—	5.85
2014	5	14.91	—	15.99	83	—	1.35	—	1.85	6.67	—	7.22
2013	9	13.98	—	14.91	124	0.12	1.35	—	1.85	33.97	—	34.65

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2017	6	19.54	—	21.27	134	0.56	1.35	—	1.85	20.77	—	21.37
2016	7	16.18	—	17.52	116	0.55	1.35	—	1.85	6.32	—	6.86
2015	7	15.22	—	16.40	115	0.67	1.35	—	1.85	(1.90)	—	(1.40)
2014	8	15.51	—	16.63	132	0.72	1.35	—	1.85	8.66	—	9.22
2013	9	14.28	—	15.23	140	0.97	1.35	—	1.85	29.30	—	29.96

MFS Variable Insurance Trust (Service Class) - MFS New Discovery (Service Class)
2017	3	21.23	—	23.10	73	—	1.35	—	1.85	24.01	—	24.63
2016	4	17.12	—	18.54	74	—	1.35	—	1.85	6.79	—	7.33
2015	6	16.03	—	17.27	102	—	1.35	—	1.85	(3.96)	—	(3.47)
2014	6	16.69	—	17.89	111	—	1.35	—	1.85	(9.21)	—	(8.74)
2013	8	18.38	—	19.61	165	—	1.35	—	1.85	38.61	—	39.31

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2017	2	19.66	—	21.39	39	1.13	1.35	—	1.85	20.81	—	21.41
2016	2	16.27	—	17.62	33	0.51	1.35	—	1.85	6.49	—	7.03
2015	2	15.28	—	16.46	32	0.41	1.35	—	1.85	(1.33)	—	(0.83)
2014	3	15.49	—	16.60	42	0.42	1.35	—	1.85	7.90	—	8.45
2013	4	14.35	—	15.31	67	0.27	1.35	—	1.85	29.56	—	30.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2017	17	$24.48	—	26.64	$551	4.27%	1.35	—	1.85%	12.39	—	12.95%
2016	24	21.78	—	23.58	684	3.50	1.35	—	1.85	9.18	—	9.74
2015	28	19.95	—	21.49	738	3.57	1.35	—	1.85	(16.34)	—	(15.91)
2014	47	25.56	—	31.58	1,373	1.92	1.35	—	2.00	10.22	—	10.95
2013	56	23.04	—	28.65	1,477	2.13	1.35	—	2.00	17.81	—	18.59

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Core Plus Fixed Income
2017	11	15.17	—	19.14	173	2.64	1.15	—	1.85	4.29	—	5.03
2016	16	14.55	—	18.22	243	1.96	1.15	—	1.85	4.15	—	4.90
2015	24	13.97	—	17.37	354	2.24	1.15	—	1.85	(2.49)	—	(1.79)
2014	52	14.32	—	15.35	772	2.96	1.15	—	1.85	5.86	—	6.40
2013	48	13.53	—	14.43	659	3.73	1.35	—	1.85	(2.16)	—	(1.66)

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity
2017	676	23.24	—	29.03	15,937	0.75	0.70	—	2.20	32.14	—	34.13
2016	757	17.33	—	21.97	13,435	0.49	0.70	—	2.20	4.42	—	6.00
2015	810	16.35	—	21.04	13,809	0.83	0.70	—	2.20	(12.64)	—	(11.31)
2014	936	18.43	—	24.08	18,089	0.38	0.70	—	2.20	(6.57)	—	(5.16)
2013	1,142	19.44	—	27.55	23,231	1.18	0.70	—	2.20	(3.18)	—	(1.72)

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Infrastructure (sub-account launched on April 25, 2014)
2017	773	17.67	—	21.45	36,447	2.35	0.70	—	1.85	10.90	—	12.18
2016	907	15.93	—	19.12	38,251	2.32	0.70	—	1.85	13.16	—	14.47
2015	1,029	13.97	—	16.70	38,449	1.82	0.70	—	1.98	(15.45)	—	(14.36)
2014	1,230	16.52	—	19.50	53,196	—	0.70	—	1.98	7.25	—	8.19

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Strategist
2017	3,534	14.61	—	15.33	56,496	1.14	0.70	—	2.20	13.59	—	15.30
2016	4,168	12.86	—	13.30	57,488	—	0.70	—	2.20	3.29	—	4.84
2015	4,841	12.45	—	12.68	64,428	1.69	0.70	—	2.20	(8.43)	—	(7.05)
2014	5,574	13.64	—	14.87	79,713	0.84	0.70	—	2.20	(0.07)	—	1.44
2013	6,536	13.45	—	14.88	92,037	0.20	0.70	—	2.20	13.42	—	15.14

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Growth
2017	977	27.61	—	31.49	26,765	—	0.70	—	2.69	39.33	—	42.15
2016	1,124	19.42	—	22.60	22,120	—	0.70	—	2.69	(4.27)	—	(2.32)
2015	1,234	19.88	—	23.61	25,121	—	0.70	—	2.69	9.22	—	11.46
2014	1,367	17.84	—	21.61	25,271	—	0.70	—	2.69	3.50	—	5.62
2013	1,540	16.89	—	20.88	27,382	0.43	0.70	—	2.69	44.09	—	47.04

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Mid Cap Growth
2017	383	27.25	—	33.69	11,077	—	0.70	—	2.30	35.62	—	37.80
2016	437	20.09	—	24.45	9,256	—	0.70	—	2.30	(10.85)	—	(9.42)
2015	482	22.54	—	26.99	11,382	—	0.70	—	2.30	(8.04)	—	(6.55)
2014	558	24.51	—	28.88	14,237	—	0.70	—	2.30	(0.35)	—	1.26
2013	651	24.60	—	28.52	16,585	0.35	0.70	—	2.30	34.36	—	36.53

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF U.S. Real Estate
2017	332	$30.28	—	58.88	$14,210	1.43%	0.70	—	2.30%	0.77	—	2.39%
2016	387	30.05	—	57.51	16,359	1.32	0.70	—	2.30	4.39	—	6.07
2015	431	28.79	—	54.22	17,384	1.31	0.70	—	2.30	(0.15)	—	1.46
2014	500	28.83	—	53.44	20,052	1.45	0.70	—	2.30	26.77	—	28.82
2013	597	22.74	—	41.48	18,746	1.11	0.70	—	2.30	(0.27)	—	1.34

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Debt (Class II)
2017	245	19.45	—	29.13	6,487	5.41	1.29	—	2.59	6.77	—	8.18
2016	290	18.22	—	26.93	7,139	5.55	1.29	—	2.59	7.72	—	9.16
2015	351	16.91	—	24.67	7,918	5.34	1.29	—	2.59	(3.74)	—	(2.45)
2014	425	17.57	—	25.29	9,899	5.49	1.29	—	2.59	0.23	—	1.56
2013	524	17.53	—	20.19	12,012	3.91	1.29	—	2.59	(11.12)	—	(9.93)

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Equity (Class II)
2017	116	33.79	—	41.03	4,521	0.72	1.29	—	2.59	31.60	—	33.33
2016	147	25.68	—	30.78	4,298	0.44	1.29	—	2.59	3.87	—	5.25
2015	169	24.72	—	29.24	4,715	0.78	1.29	—	2.59	(13.02)	—	(11.86)
2014	204	28.42	—	33.18	6,475	0.33	1.29	—	2.59	(7.03)	—	(5.79)
2013	274	30.57	—	35.21	9,293	1.11	1.29	—	2.59	(3.66)	—	(2.38)

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Franchise (Class II)
2017	754	32.73	—	33.02	26,130	1.32	1.29	—	2.59	22.52	—	24.14
2016	900	26.37	—	26.95	25,249	1.47	1.29	—	2.59	2.70	—	4.06
2015	1,157	25.34	—	26.24	31,143	2.06	1.29	—	2.59	3.45	—	4.83
2014	1,446	24.17	—	25.37	37,168	2.05	1.29	—	2.59	1.80	—	3.16
2013	1,856	23.43	—	24.92	46,553	2.64	1.29	—	2.59	16.56	—	18.12

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Infrastructure (Class II) (sub-account launched on April 25, 2014)
2017	579	27.38	—	33.24	10,728	2.20	1.29	—	2.59	9.65	—	11.10
2016	647	24.97	—	29.92	10,875	2.10	1.29	—	2.59	12.00	—	13.49
2015	711	22.29	—	26.37	10,619	1.59	1.29	—	2.59	(16.12)	—	(15.00)
2014	799	26.57	—	31.02	14,176	—	1.29	—	2.59	6.52	—	7.50

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Strategist (Class II) (sub-account launched on April 26, 2013)
2017	1,254	15.89	—	19.30	19,175	1.03	1.29	—	2.59	12.99	—	14.48
2016	1,460	14.06	—	16.86	19,630	—	1.29	—	2.59	2.77	—	4.14
2015	1,711	13.68	—	16.19	22,224	1.55	1.29	—	2.59	(8.95)	—	(7.74)
2014	1,923	15.03	—	17.54	27,193	0.76	1.29	—	2.59	(0.65)	—	0.68
2013	2,266	15.13	—	17.42	31,979	0.12	1.29	—	2.59	8.25	—	9.24

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Growth (Class II)
2017	142	35.14	—	36.96	5,522	—	1.29	—	2.59	39.15	—	40.99
2016	167	25.25	—	26.21	4,617	—	1.29	—	2.59	(4.46)	—	(3.18)
2015	184	26.43	—	27.08	5,259	—	1.29	—	2.59	9.07	—	10.52
2014	223	24.23	—	24.50	5,760	—	1.29	—	2.59	3.34	—	4.72
2013	288	23.39	—	23.45	7,194	0.21	1.29	—	2.59	43.90	—	45.82

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Mid Cap Growth (Class II)
2017	461	$19.42	—	31.84	$11,938	—%	1.29	—	2.59%	35.04	—	36.82%
2016	592	14.19	—	23.58	11,119	—	1.29	—	2.59	(11.20)	—	(10.02)
2015	627	15.77	—	26.55	13,443	—	1.29	—	2.59	(8.43)	—	(7.20)
2014	802	17.00	—	28.99	18,322	—	1.29	—	2.59	(0.80)	—	0.53
2013	1,037	16.91	—	29.22	23,805	0.24	1.29	—	2.59	33.93	—	35.71

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Small Company Growth (Class II) (sub-account merged on April 28, 2017)
2017	—	26.29	—	31.65	—	—	1.29	—	2.59	8.81	—	9.28
2016	203	24.16	—	28.96	5,525	—	1.29	—	2.59	2.91	—	4.28
2015	234	23.48	—	27.77	6,139	—	1.29	—	2.59	(12.13)	—	(10.96)
2014	289	26.72	—	31.19	8,550	—	1.29	—	2.59	(16.10)	—	(14.97)
2013	363	31.84	—	36.68	12,718	—	1.29	—	2.59	66.90	—	69.12

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF U.S. Real Estate (Class II)
2017	675	29.43	—	40.82	25,034	1.24	1.29	—	2.59	0.23	—	1.55
2016	753	29.36	—	40.19	27,602	1.06	1.29	—	2.59	3.80	—	5.18
2015	848	28.29	—	38.22	29,652	1.17	1.29	—	2.59	(0.72)	—	0.61
2014	1,013	28.50	—	37.99	35,316	1.25	1.29	—	2.59	26.08	—	27.76
2013	1,348	22.60	—	26.04	36,894	0.86	1.29	—	2.59	(0.88)	—	0.44

Morgan Stanley Variable Investment Series - European Equity
2017	627	12.50	—	15.02	23,207	2.95	0.70	—	2.05	20.50	—	22.14
2016	699	10.37	—	12.30	21,603	2.87	0.70	—	2.05	(4.52)	—	(3.22)
2015	819	10.86	—	12.71	26,029	5.39	0.70	—	2.05	(7.10)	—	(5.83)
2014	913	11.69	—	13.49	31,020	2.50	0.70	—	2.05	(10.98)	—	(9.77)
2013	1,082	13.14	—	14.96	39,980	2.87	0.70	—	2.05	24.92	—	26.61

Morgan Stanley Variable Investment Series - Income Plus
2017	1,192	19.21	—	26.69	43,810	3.57	0.70	—	2.05	4.49	—	5.91
2016	1,398	18.39	—	25.20	48,941	3.95	0.70	—	2.05	4.92	—	6.34
2015	1,581	17.52	—	23.70	52,438	3.98	0.70	—	2.05	(4.08)	—	(2.78)
2014	1,802	18.27	—	24.38	62,077	4.24	0.70	—	2.05	5.60	—	7.03
2013	2,110	17.30	—	22.77	67,858	4.88	0.70	—	2.05	(1.02)	—	0.32

Morgan Stanley Variable Investment Series - Limited Duration
2017	440	9.78	—	12.40	4,768	2.32	0.70	—	1.85	(0.61)	—	0.54
2016	500	9.84	—	12.33	5,416	1.56	0.70	—	1.85	3.17	—	4.36
2015	590	9.54	—	11.81	6,174	1.34	0.70	—	1.85	(1.99)	—	(0.85)
2014	680	9.73	—	11.92	7,236	1.80	0.70	—	1.85	(0.72)	—	0.42
2013	801	9.80	—	11.87	8,558	2.51	0.70	—	1.85	(1.45)	—	(0.31)

Morgan Stanley Variable Investment Series - Multi Cap Growth
2017	1,841	24.82	—	28.01	194,168	—	0.70	—	2.05	46.38	—	48.36
2016	2,091	16.95	—	18.88	151,787	—	0.70	—	2.05	(5.36)	—	(4.08)
2015	2,349	17.91	—	19.68	178,349	—	0.70	—	2.05	6.40	—	7.84
2014	2,661	16.84	—	18.25	189,913	—	0.70	—	2.05	3.56	—	4.97
2013	3,100	16.26	—	17.39	211,234	0.41	0.70	—	2.05	47.70	—	49.71

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares)
2017	489	$17.56	—	20.86	$6,217	2.69%	1.29	—	2.44%	19.68	—	21.08%
2016	534	14.68	—	17.22	5,644	2.50	1.29	—	2.44	(5.12)	—	(4.00)
2015	589	15.47	—	17.94	6,523	4.85	1.29	—	2.44	(7.70)	—	(6.61)
2014	690	16.76	—	19.21	8,227	2.19	1.29	—	2.44	(11.58)	—	(10.54)
2013	852	18.95	—	21.48	11,405	2.69	1.29	—	2.44	24.10	—	25.56

Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2017	2,568	14.83	—	18.01	47,317	3.25	1.29	—	2.59	3.72	—	5.09
2016	2,921	14.30	—	17.14	51,600	3.59	1.29	—	2.59	3.93	—	5.31
2015	3,326	13.76	—	16.27	55,839	3.72	1.29	—	2.59	(4.76)	—	(3.49)
2014	3,904	14.44	—	16.86	68,046	3.90	1.29	—	2.59	4.62	—	6.01
2013	4,890	13.81	—	15.90	80,729	4.60	1.29	—	2.59	(1.80)	—	(0.49)

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares)
2017	2,139	7.77	—	9.43	19,860	1.99	1.29	—	2.59	(1.63)	—	(0.33)
2016	2,316	7.90	—	9.46	21,692	1.23	1.29	—	2.59	2.09	—	3.45
2015	2,627	7.73	—	9.15	23,880	1.03	1.29	—	2.59	(2.90)	—	(1.60)
2014	2,974	7.97	—	9.30	27,560	1.50	1.29	—	2.59	(1.77)	—	(0.46)
2013	3,415	8.11	—	9.34	31,940	2.28	1.29	—	2.59	(2.50)	—	(1.20)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2017	1,828	38.67	—	46.96	51,308	—	1.29	—	2.59	45.18	—	47.09
2016	2,151	26.64	—	31.92	41,402	—	1.29	—	2.59	(6.13)	—	(4.89)
2015	2,439	28.38	—	33.56	49,759	—	1.29	—	2.59	5.53	—	6.94
2014	2,784	26.89	—	31.39	53,613	—	1.29	—	2.59	2.71	—	4.08
2013	3,643	26.18	—	30.16	68,914	0.25	1.29	—	2.59	46.48	—	48.43

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2017	1	23.03	—	23.03	25	0.59	1.59	—	1.59	11.58	—	11.58
2016	1	20.64	—	20.64	22	0.78	1.59	—	1.59	25.36	—	25.36
2015	1	16.47	—	16.47	18	0.78	1.59	—	1.59	(13.20)	—	(13.20)
2014	1	18.97	—	18.97	21	0.68	1.59	—	1.59	8.12	—	8.12
2013	1	17.55	—	17.55	24	1.18	1.59	—	1.59	29.07	—	29.07

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2017	148	15.93	—	21.30	2,922	0.24	1.15	—	1.85	24.50	—	25.39
2016	159	12.80	—	16.99	2,503	0.40	1.15	—	1.85	(4.01)	—	(3.32)
2015	186	13.33	—	17.57	3,040	0.09	1.15	—	1.85	1.63	—	2.36
2014	207	13.12	—	17.17	3,322	0.43	1.15	—	1.85	13.27	—	14.09
2013	243	11.58	—	15.05	3,433	0.96	1.15	—	1.85	27.34	—	28.26

Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2017	62	15.43	—	16.29	983	1.95	1.15	—	1.80	7.30	—	8.01
2016	72	14.38	—	15.08	1,070	2.44	1.15	—	1.80	3.37	—	4.06
2015	93	13.92	—	14.49	1,321	2.27	1.15	—	1.80	(0.98)	—	(0.32)
2014	104	14.05	—	14.54	1,479	2.05	1.15	—	1.80	6.25	—	6.96
2013	112	13.23	—	13.59	1,499	2.25	1.15	—	1.80	11.13	—	11.88

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2017	48	$18.64	—	23.63	$647	0.03%	1.15	—	1.80%	26.49	—	27.32%
2016	52	14.64	—	18.68	554	—	1.15	—	1.80	0.50	—	1.17
2015	58	14.07	—	14.47	617	—	1.15	—	1.85	4.63	—	5.39
2014	62	13.45	—	13.73	627	—	1.15	—	1.85	3.83	—	4.57
2013	64	12.95	—	13.13	620	0.01	1.15	—	1.85	33.47	—	34.43

Oppenheimer Variable Account Funds - Oppenheimer Global
2017	68	26.09	—	37.34	2,453	0.94	1.15	—	1.85	34.15	—	35.11
2016	73	19.45	—	27.64	1,951	1.04	1.15	—	1.85	(1.76)	—	(1.06)
2015	90	19.80	—	27.93	2,412	1.34	1.15	—	1.85	2.02	—	2.76
2014	97	19.41	—	27.19	2,528	1.15	1.15	—	1.85	0.40	—	1.12
2013	117	19.33	—	26.88	3,044	1.34	1.15	—	1.85	24.95	—	25.85

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2017	98	19.29	—	22.64	1,388	2.31	1.15	—	1.85	4.32	—	5.06
2016	102	18.49	—	21.55	1,398	5.01	1.15	—	1.85	4.57	—	5.32
2015	111	17.68	—	20.46	1,462	5.47	1.15	—	1.85	(4.07)	—	(3.38)
2014	130	18.43	—	21.17	1,847	4.18	1.15	—	1.85	0.94	—	1.66
2013	149	18.26	—	20.83	2,135	4.88	1.15	—	1.85	(1.27)	—	0.17

Oppenheimer Variable Account Funds - Oppenheimer Main Street
2017	64	20.48	—	21.70	1,320	1.26	1.15	—	1.85	14.76	—	15.58
2016	74	17.84	—	18.77	1,315	1.14	1.15	—	1.85	9.56	—	10.34
2015	89	16.29	—	17.01	1,449	0.96	1.15	—	1.85	1.42	—	2.15
2014	102	16.06	—	16.66	1,625	0.82	1.15	—	1.85	8.66	—	9.44
2013	113	14.78	—	15.22	1,647	1.13	1.15	—	1.85	29.34	—	30.27

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2017	30	42.10	—	45.32	1,336	0.88	1.25	—	1.65	12.29	—	12.74
2016	30	37.49	—	40.19	1,183	0.46	1.25	—	1.65	16.13	—	16.59
2015	30	32.28	—	34.47	1,014	0.89	1.25	—	1.65	(7.44)	—	(7.07)
2014	35	34.88	—	37.10	1,284	0.91	1.25	—	1.65	10.10	—	10.54
2013	45	31.68	—	33.56	1,493	0.95	1.25	—	1.65	38.71	—	39.27

Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond
2017	38	12.69	—	13.16	497	2.42	1.25	—	1.45	3.08	—	3.29
2016	38	12.31	—	12.74	484	3.63	1.25	—	1.45	1.79	—	1.99
2015	45	12.09	—	12.50	556	3.76	1.25	—	1.45	(0.49)	—	(0.29)
2014	55	12.15	—	12.53	688	5.75	1.25	—	1.45	5.72	—	5.93
2013	80	11.49	—	11.83	937	5.18	1.25	—	1.45	(1.54)	—	(1.34)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2017	673	20.82	—	25.67	16,465	0.01	1.29	—	2.69	23.13	—	24.88
2016	830	16.91	—	20.56	16,332	0.11	1.29	—	2.69	(5.05)	—	(3.68)
2015	956	17.81	—	21.34	19,608	—	1.29	—	2.69	0.49	—	1.94
2014	1,215	17.72	—	20.94	24,513	0.18	1.29	—	2.69	12.03	—	13.64
2013	1,613	15.82	—	18.42	28,727	0.74	1.29	—	2.69	25.95	—	27.76

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2017	394	$14.42	—	17.48	$6,524	1.70%	1.29	—	2.54%	6.20	—	7.55%
2016	443	13.58	—	16.26	6,846	2.19	1.29	—	2.54	2.30	—	3.61
2015	491	13.27	—	15.69	7,353	2.03	1.29	—	2.54	(1.99)	—	(0.73)
2014	610	13.54	—	15.80	9,239	1.89	1.29	—	2.54	5.27	—	6.62
2013	778	12.86	—	14.82	11,122	2.14	1.29	—	2.54	10.55	—	11.38

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2017	210	25.14	—	30.24	5,985	—	1.29	—	2.49	25.28	—	26.80
2016	257	20.06	—	23.85	5,813	—	1.29	—	2.49	(0.46)	—	0.77
2015	291	20.15	—	23.66	6,562	—	1.29	—	2.49	3.70	—	4.98
2014	333	19.44	—	22.54	7,200	—	1.29	—	2.49	2.90	—	4.16
2013	404	18.89	—	21.64	8,408	—	1.29	—	2.49	32.25	—	33.88

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2017	213	32.37	—	39.25	7,957	0.73	1.29	—	2.54	32.89	—	34.57
2016	268	24.36	—	29.17	7,471	0.72	1.29	—	2.54	(2.69)	—	(1.44)
2015	307	25.03	—	29.59	8,730	1.08	1.29	—	2.54	1.04	—	2.33
2014	391	24.78	—	28.92	10,928	0.91	1.29	—	2.54	(0.54)	—	0.74
2013	505	24.91	—	28.70	14,016	1.14	1.29	—	2.54	23.77	—	25.35

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2017	1,806	16.28	—	19.74	33,978	1.98	1.29	—	2.54	3.36	—	4.67
2016	2,064	15.75	—	18.86	37,237	4.59	1.29	—	2.54	3.57	—	4.90
2015	2,413	15.21	—	17.98	41,666	5.56	1.29	—	2.54	(4.97)	—	(3.75)
2014	2,933	16.00	—	18.68	52,817	3.92	1.29	—	2.54	(0.11)	—	1.17
2013	3,575	15.75	—	18.46	63,803	4.56	1.29	—	2.69	(3.05)	—	(1.65)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2017	1,040	24.20	—	30.04	29,569	1.05	1.29	—	2.69	13.52	—	15.14
2016	1,228	21.32	—	26.09	30,471	0.83	1.29	—	2.69	8.31	—	9.87
2015	1,461	19.68	—	23.75	33,157	0.66	1.29	—	2.69	0.33	—	1.78
2014	1,784	19.62	—	23.33	40,001	0.58	1.29	—	2.69	7.43	—	8.98
2013	2,273	18.26	—	21.41	46,945	0.86	1.29	—	2.69	27.91	—	29.74

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2017	328	35.57	—	43.12	13,446	0.66	1.29	—	2.54	11.04	—	12.45
2016	377	32.03	—	38.35	13,788	0.24	1.29	—	2.54	14.69	—	16.16
2015	450	27.93	—	33.01	14,217	0.64	1.29	—	2.54	(8.48)	—	(7.31)
2014	523	30.52	—	35.61	17,926	0.62	1.29	—	2.54	8.82	—	10.21
2013	674	28.04	—	32.31	21,002	0.72	1.29	—	2.54	37.77	—	38.81

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Total Return Bond (SS)
2017	1,311	8.30	—	9.69	12,291	2.19	1.29	—	2.44	1.85	—	3.04
2016	1,505	8.15	—	9.40	13,725	3.45	1.29	—	2.44	0.54	—	1.73
2015	1,805	8.06	—	9.25	16,235	4.02	1.29	—	2.49	(1.80)	—	(0.60)
2014	2,420	8.20	—	9.30	21,909	5.03	1.29	—	2.49	4.26	—	5.55
2013	2,963	7.87	—	8.81	25,481	4.93	1.29	—	2.49	(2.86)	—	(1.67)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - Foreign Bond (US Dollar-Hedged)
2017	< 1	$18.27	—	18.27	$1	4.84%	1.50	—	1.50%	1.23	—	1.23%
2016	< 1	18.05	—	18.05	1	1.12	1.50	—	1.50	4.88	—	4.88
2015	< 1	17.21	—	17.21	1	2.75	1.50	—	1.50	(1.21)	—	(1.21)
2014	< 1	17.42	—	17.42	1	1.61	1.50	—	1.50	9.49	—	9.49
2013	< 1	15.91	—	15.91	2	1.77	1.50	—	1.50	(1.01)	—	(1.01)

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2017	106	5.15	—	5.90	599	12.05	1.29	—	2.44	(0.42)	—	0.74
2016	168	5.17	—	5.86	944	0.97	1.29	—	2.44	12.08	—	13.39
2015	204	4.61	—	5.16	1,013	4.72	1.29	—	2.44	(27.48)	—	(26.62)
2014	236	6.36	—	7.04	1,606	0.26	1.29	—	2.44	(20.61)	—	(19.67)
2013	328	8.01	—	8.76	2,804	1.74	1.29	—	2.44	(16.80)	—	(15.82)

PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2017	32	15.31	—	17.56	541	4.86	1.29	—	2.44	7.11	—	8.35
2016	41	14.30	—	16.20	639	5.06	1.29	—	2.44	10.44	—	11.74
2015	52	12.95	—	14.50	725	5.52	1.29	—	2.44	(4.72)	—	(3.60)
2014	67	13.59	—	15.04	969	5.36	1.29	—	2.44	(1.07)	—	0.10
2013	100	13.73	—	15.03	1,450	5.15	1.29	—	2.44	(9.31)	—	(8.24)

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2017	278	12.05	—	13.82	3,672	2.51	1.29	—	2.44	1.04	—	2.22
2016	138	12.19	—	13.52	1,796	2.17	1.29	—	2.24	2.74	—	3.74
2015	162	11.63	—	13.03	2,045	3.54	1.29	—	2.44	(5.17)	—	(4.06)
2014	215	12.27	—	13.58	2,818	1.32	1.29	—	2.44	0.48	—	1.66
2013	376	12.21	—	13.36	4,875	1.33	1.29	—	2.44	(10.61)	—	(10.48)

PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2017	< 1	17.69	—	17.69	2	1.99	1.50	—	1.50	3.35	—	3.35
2016	< 1	17.12	—	17.12	2	2.05	1.50	—	1.50	1.14	—	1.14
2015	< 1	16.92	—	16.92	2	5.15	1.50	—	1.50	(1.06)	—	(1.06)
2014	< 1	17.10	—	17.10	2	2.22	1.50	—	1.50	2.71	—	2.71
2013	< 1	16.65	—	16.65	2	2.14	1.50	—	1.50	(3.43)	—	(3.43)

PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2017	571	13.40	—	15.64	8,553	1.90	1.29	—	2.59	2.12	—	3.46
2016	689	13.13	—	15.12	10,037	2.02	1.29	—	2.59	(0.07)	—	1.26
2015	773	13.14	—	14.93	11,146	4.68	1.29	—	2.59	(2.25)	—	(0.95)
2014	907	13.44	—	15.08	13,235	2.00	1.29	—	2.59	1.48	—	2.83
2013	1,297	13.24	—	14.66	18,497	2.11	1.29	—	2.59	(4.60)	—	(3.32)

Profunds VP - ProFund VP Financials
2017	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2016	—	9.35	—	9.35	—	—	1.50	—	1.50	(2.37)	—	(2.37)
2015	<1	9.58	—	9.58	2	0.34	1.50	—	1.50	(2.95)	—	(2.95)
2014	<1	9.87	—	9.87	2	<0.01	1.50	—	1.50	11.25	—	11.25
2013	<1	8.87	—	8.87	4	<0.01	1.50	—	1.50	30.12	—	30.12

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**				Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest				Lowest to Highest
Profunds VP - ProFund VP Health Care
2017	—	$ N/A	—	N/A	$—	—%	N/A	—	N/A	%	N/A	—	N/A	%
2016	—	20.55	—	20.55	—	—	1.50	—	1.50		(5.30)	—	(5.30)
2015	<1	21.70	—	21.70	2	—	1.50	—	1.50		3.47	—	3.47
2014	<1	20.97	—	20.97	2	0.04	1.50	—	1.50		21.87	—	21.87
2013	<1	17.21	—	17.21	5	—	1.50	—	1.50		37.69	—	37.69

Profunds VP - ProFund VP Large-Cap Value
2017	—	14.27	—	14.27	—	—	2.10	—	2.10		11.10	—	11.10
2016	5	12.84	—	12.84	60	—	2.10	—	2.10		7.78	—	7.78
2015	—	11.91	—	11.91	—	—	2.10	—	2.10		(2.13)	—	(2.13)
2014	26	12.17	—	12.17	316	< 0.01	2.10	—	2.10		N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A

Profunds VP - ProFund VP Telecommunications
2017	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2016	—	12.49	—	12.49	—	—	1.50	—	1.50		13.02	—	13.02
2015	<1	11.05	—	11.05	2	1.76	1.50	—	1.50		0.02	—	0.02
2014	<1	11.05	—	11.05	2	2.15	1.50	—	1.50		(0.92)	—	(0.92)
2013	<1	11.15	—	11.15	4	0.03	1.50	—	1.50		10.41	—	10.41

Profunds VP - ProFund VP Utilities
2017	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2016	—	13.77	—	13.77	—	—	1.50	—	1.50		14.82	—	14.82
2015	1	11.99	—	11.99	12	2.01	1.50	—	1.50		(7.79)	—	(7.79)
2014	1	13.01	—	13.01	13	1.14	1.50	—	1.50		24.02	—	24.02
2013	2	10.49	—	10.49	20	0.03	1.50	—	1.50		11.64	—	11.64

Putnam Variable Trust - VT American Government Income
2017	712	14.90	—	19.53	11,499	2.39	0.80	—	2.15		(0.22)	—	1.15
2016	819	14.94	—	19.31	13,240	1.92	0.80	—	2.15		(1.94)	—	(0.60)
2015	925	15.23	—	19.42	15,280	2.16	0.80	—	2.15		(2.79)	—	(1.45)
2014	1,068	15.67	—	19.71	18,157	4.06	0.80	—	2.15		2.07	—	3.48
2013	1,241	15.35	—	19.04	20,484	1.40	0.80	—	2.15		(2.62)	—	(1.27)

Putnam Variable Trust - VT Capital Opportunities
2017	112	28.77	—	34.13	3,480	0.50	0.80	—	1.95		5.84	—	7.07
2016	117	27.18	—	31.87	3,434	0.71	0.80	—	1.95		13.27	—	14.60
2015	129	23.99	—	27.81	3,317	0.33	0.80	—	1.95		(9.41)	—	(8.35)
2014	147	26.33	—	30.35	4,142	0.20	0.80	—	2.00		4.91	—	6.19
2013	196	25.10	—	28.58	5,255	0.53	0.80	—	2.00		31.42	—	33.03

Putnam Variable Trust - VT Diversified Income
2017	859	17.54	—	22.52	16,866	5.61	0.80	—	2.15		4.83	—	6.27
2016	944	16.74	—	21.19	17,555	7.14	0.80	—	2.15		3.16	—	4.58
2015	1,087	16.22	—	20.27	19,462	9.80	0.80	—	2.15		(4.44)	—	(3.12)
2014	1,300	16.98	—	20.92	24,138	8.22	0.80	—	2.15		(1.81)	—	(0.46)
2013	1,484	17.29	—	21.01	27,839	3.30	0.80	—	2.15		5.50	—	6.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Equity Income
2017	5,922	$11.24	—	25.37	$174,275	0.88%	0.70	—	2.69%	12.45	—	15.60%
2016	2,238	14.42	—	31.11	59,352	1.85	0.80	—	2.59	10.71	—	12.74
2015	2,518	13.03	—	27.60	59,579	1.69	0.80	—	2.59	(5.55)	—	(3.82)
2014	2,931	13.79	—	28.69	72,658	1.80	0.80	—	2.59	9.74	—	11.76
2013	3,717	12.57	—	25.67	81,756	2.05	0.80	—	2.59	28.99	—	31.36

Putnam Variable Trust - VT George Putnam Balanced
2017	2,548	15.93	—	19.40	44,416	1.60	0.80	—	2.69	12.02	—	14.17
2016	2,836	14.22	—	16.99	43,742	1.73	0.80	—	2.69	5.11	—	7.15
2015	3,058	13.53	—	15.86	44,504	1.79	0.80	—	2.69	(3.79)	—	(1.92)
2014	3,564	14.06	—	16.17	53,213	1.58	0.80	—	2.69	7.70	—	9.79
2013	4,309	13.05	—	14.73	58,941	1.78	0.80	—	2.69	14.92	—	17.15

Putnam Variable Trust - VT Global Asset Allocation
2017	948	21.99	—	22.46	20,209	1.45	0.80	—	2.44	12.54	—	14.42
2016	1,033	19.22	—	19.96	19,441	1.91	0.80	—	2.44	4.12	—	5.86
2015	1,162	18.15	—	19.17	20,856	2.23	0.80	—	2.44	(2.27)	—	(0.63)
2014	1,274	18.27	—	19.62	23,323	2.39	0.80	—	2.44	6.75	—	8.55
2013	1,470	16.83	—	18.37	25,064	1.85	0.80	—	2.44	18.42	—	18.54

Putnam Variable Trust - VT Global Equity
2017	1,013	9.20	—	14.69	14,073	1.39	0.80	—	2.15	25.63	—	27.35
2016	1,126	7.32	—	11.53	12,373	1.05	0.80	—	2.15	(1.09)	—	0.27
2015	1,233	7.40	—	11.50	13,641	1.02	0.80	—	2.15	(3.82)	—	(2.49)
2014	1,408	7.69	—	11.80	16,093	0.39	0.80	—	2.15	(0.71)	—	0.66
2013	1,632	7.75	—	11.72	18,696	1.52	0.80	—	2.15	29.14	—	30.92

Putnam Variable Trust - VT Global Health Care
2017	795	25.17	—	30.89	21,379	0.57	0.80	—	2.49	12.45	—	14.38
2016	923	22.39	—	27.01	21,889	—	0.80	—	2.49	(13.55)	—	(12.06)
2015	1,085	25.90	—	30.71	29,429	—	0.80	—	2.49	5.10	—	6.92
2014	1,209	24.64	—	28.72	30,932	0.25	0.80	—	2.49	24.47	—	26.62
2013	1,449	19.80	—	22.68	29,447	1.13	0.80	—	2.49	38.14	—	40.53

Putnam Variable Trust - VT Global Utilities
2017	490	15.99	—	22.49	7,654	2.97	0.80	—	2.29	19.39	—	21.19
2016	570	13.19	—	18.83	7,446	1.49	0.80	—	2.29	(0.35)	—	1.16
2015	651	13.04	—	18.90	8,454	2.17	0.80	—	2.29	(11.98)	—	(10.64)
2014	733	14.59	—	21.47	10,759	2.95	0.80	—	2.29	11.96	—	13.66
2013	883	12.84	—	18.32	11,550	2.58	0.80	—	2.69	10.75	—	12.91

Putnam Variable Trust - VT Government Money Market
2017	3,714	7.94	—	11.34	34,746	0.24	0.80	—	2.54	(2.28)	—	(0.56)
2016	4,095	8.13	—	11.40	38,866	0.01	0.80	—	2.54	(2.52)	—	(0.79)
2015	4,647	8.34	—	11.49	44,960	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2014	5,642	8.55	—	11.58	55,405	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2013	6,570	8.72	—	11.67	65,393	0.01	0.80	—	2.59	(2.58)	—	(0.79)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Growth and Income (sub-account merged on May 12, 2017)
2017	—	$20.55	—	21.13	$—	2.10%	0.70	—	2.69%	4.10	—	4.87%
2016	6,500	19.74	—	20.15	111,222	1.65	0.70	—	2.69	11.93	—	14.22
2015	7,628	17.63	—	17.64	115,059	1.89	0.70	—	2.69	(10.02)	—	(8.17)
2014	8,761	19.21	—	19.60	145,170	1.38	0.70	—	2.69	7.75	—	9.96
2013	10,395	17.47	—	18.19	157,751	1.72	0.70	—	2.69	32.03	—	34.73

Putnam Variable Trust - VT Growth Opportunities
2017	8,722	11.79	—	12.79	98,132	0.11	0.80	—	2.69	27.41	—	29.86
2016	10,017	9.08	—	10.04	87,441	0.09	0.80	—	2.69	0.42	—	0.64
2015	1,179	6.90	—	8.59	9,212	0.34	0.80	—	2.15	(1.15)	—	0.22
2014	1,306	6.98	—	8.57	10,237	0.22	0.80	—	2.15	11.47	—	13.00
2013	1,549	6.26	—	7.59	10,806	0.50	0.80	—	2.15	33.21	—	35.05

Putnam Variable Trust - VT High Yield
2017	936	22.91	—	26.54	22,872	5.96	0.80	—	2.54	4.28	—	6.13
2016	1,074	21.97	—	25.01	24,946	6.59	0.80	—	2.54	12.62	—	14.63
2015	1,269	19.50	—	21.82	26,052	7.41	0.80	—	2.54	(7.76)	—	(6.11)
2014	1,512	21.14	—	23.24	33,289	6.36	0.80	—	2.54	(1.02)	—	0.75
2013	1,804	21.36	—	23.07	39,729	7.15	0.80	—	2.54	5.67	—	6.99

Putnam Variable Trust - VT Income
2017	2,820	13.94	—	21.63	49,556	4.41	0.80	—	2.54	2.93	—	4.75
2016	3,102	13.54	—	20.65	52,371	4.51	0.80	—	2.54	(0.58)	—	1.19
2015	3,573	13.62	—	20.41	60,044	4.98	0.80	—	2.54	(3.96)	—	(2.25)
2014	4,214	14.18	—	20.88	72,738	6.30	0.80	—	2.54	3.75	—	5.60
2013	4,977	13.67	—	19.77	81,699	3.90	0.80	—	2.54	(0.72)	—	1.06

Putnam Variable Trust - VT International Equity
2017	3,712	14.59	—	18.06	59,362	2.29	0.70	—	2.59	23.33	—	25.70
2016	4,241	11.61	—	14.65	54,621	3.33	0.70	—	2.59	(4.97)	—	(3.13)
2015	4,743	11.98	—	15.41	63,686	1.25	0.70	—	2.59	(2.45)	—	(0.56)
2014	5,419	12.05	—	15.80	74,215	0.98	0.70	—	2.59	(9.19)	—	(7.43)
2013	6,439	13.02	—	17.40	97,085	1.46	0.70	—	2.59	24.76	—	27.18

Putnam Variable Trust - VT International Growth
2017	696	9.35	—	15.74	10,443	1.06	0.80	—	2.15	32.15	—	33.96
2016	784	7.08	—	11.75	8,837	0.93	0.80	—	2.15	(8.72)	—	(7.46)
2015	874	7.75	—	12.69	10,672	—	0.80	—	2.15	(1.06)	—	(0.31)
2014	968	7.83	—	12.65	11,716	0.06	0.80	—	2.15	(8.16)	—	(6.90)
2013	1,126	8.53	—	13.59	14,739	1.05	0.80	—	2.15	19.74	—	21.39

Putnam Variable Trust - VT International Value
2017	687	12.78	—	17.17	10,813	1.54	0.80	—	2.15	22.03	—	23.70
2016	781	10.47	—	13.88	10,002	2.33	0.80	—	2.15	(1.06)	—	0.30
2015	850	10.58	—	13.84	10,932	1.40	0.80	—	2.15	(4.11)	—	(2.78)
2014	968	11.04	—	14.23	12,894	1.41	0.80	—	2.15	(11.43)	—	(10.21)
2013	1,096	12.46	—	15.85	16,375	2.53	0.80	—	2.15	19.59	—	21.23

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Investors
2017	2,805	$17.21	—	24.73	$48,313	1.09%	0.80	—	2.44%	19.88	—	21.88%
2016	3,121	14.12	—	20.63	44,326	1.29	0.80	—	2.44	9.33	—	11.16
2015	3,593	12.70	—	18.87	46,073	1.21	0.80	—	2.44	(4.56)	—	(2.96)
2014	4,135	13.09	—	19.77	55,192	1.19	0.80	—	2.44	11.13	—	13.00
2013	4,884	11.58	—	17.79	57,858	1.51	0.80	—	2.44	31.83	—	34.04

Putnam Variable Trust - VT Multi-Cap Growth
2017	4,265	17.76	—	29.31	73,615	0.64	0.80	—	2.69	25.78	—	28.19
2016	4,863	13.86	—	23.30	65,714	0.68	0.80	—	2.69	4.90	—	6.93
2015	5,488	12.96	—	22.22	69,882	0.51	0.80	—	2.69	(2.97)	—	(1.09)
2014	6,238	13.10	—	22.90	80,850	0.32	0.80	—	2.69	10.44	—	12.58
2013	7,351	11.64	—	20.73	85,227	0.51	0.80	—	2.69	32.77	—	35.35

Putnam Variable Trust - VT Multi-Cap Value
2017	184	29.86	—	35.69	6,028	0.82	0.80	—	2.00	8.51	—	9.83
2016	209	27.52	—	32.50	6,248	0.67	0.80	—	2.00	10.74	—	12.09
2015	211	24.85	—	28.99	5,668	0.92	0.80	—	2.00	(6.24)	—	(5.09)
2014	257	26.51	—	30.55	7,328	0.72	0.80	—	2.00	8.54	—	9.87
2013	301	24.42	—	27.81	7,871	1.20	0.80	—	2.00	39.23	—	40.93

Putnam Variable Trust - VT Research
2017	1,106	21.21	—	26.92	22,203	0.65	0.80	—	2.29	20.54	—	22.36
2016	1,267	17.34	—	22.33	21,006	1.52	0.80	—	2.29	7.57	—	9.20
2015	1,435	15.88	—	20.76	21,898	1.31	0.80	—	2.29	(3.80)	—	(2.33)
2014	1,619	16.26	—	21.45	25,532	0.81	0.80	—	2.34	12.17	—	13.94
2013	1,932	14.27	—	19.12	26,998	1.13	0.80	—	2.34	30.24	—	32.30

Putnam Variable Trust - VT Small Cap Value
2017	995	23.47	—	29.25	33,692	0.70	0.70	—	2.30	5.43	—	7.12
2016	1,109	22.27	—	27.31	35,692	1.10	0.70	—	2.30	24.60	—	26.61
2015	1,229	17.87	—	21.57	31,397	0.88	0.70	—	2.30	(6.42)	—	(4.91)
2014	1,442	19.10	—	22.68	39,246	0.49	0.70	—	2.30	1.08	—	2.71
2013	1,813	18.89	—	22.08	48,018	0.88	0.70	—	2.30	36.44	—	38.63

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
2017	1	19.16	—	19.98	26	1.14	1.15	—	1.37	13.77	—	14.02
2016	1	16.84	—	17.53	23	1.23	1.15	—	1.37	8.88	—	9.11
2015	1	15.47	—	16.06	21	1.04	1.15	—	1.37	(4.51)	—	(4.30)
2014	1	16.20	—	16.79	22	1.03	1.15	—	1.37	11.91	—	12.16
2013	1	14.48	—	14.97	20	1.25	1.15	—	1.37	32.52	—	32.81

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
Opinion on the Financial Statements
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2017 and 2016, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2017, and the related notes listed in the Index at Item 15 (collectively referred to as the "financial statements"). In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
March 5, 2018

We have served as the Company's auditor since 2001.

1

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2017	2016	2015
Revenues
Premiums (net of reinsurance ceded of $149, $158 and $167)	$690	$592	$600
Contract charges (net of reinsurance ceded of $191, $189 and $189)	703	717	738
Net investment income	1,777	1,659	1,819
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(46)	(120)	(144)
OTTI losses reclassified to (from) other comprehensive income	1	7	16
Net OTTI losses recognized in earnings	(45)	(113)	(128)
Sales and other realized capital gains and losses	94	36	393
Total realized capital gains and losses	49	(77)	265
	3,219	2,891	3,422
Costs and expenses
Contract benefits (net of reinsurance ceded of $208, $224 and $237)	1,430	1,387	1,406
Interest credited to contractholder funds (net of reinsurance ceded of $46, $46 and $40)	639	677	717
Amortization of deferred policy acquisition costs	152	134	151
Operating costs and expenses	281	219	273
Restructuring and related charges	2	1	—
Interest expense	4	15	16
	2,508	2,433	2,563

Gain on disposition of operations	7	5	3

Income from operations before income tax expense	718	463	862

Income tax (benefit) expense	(278)	144	301

Net income	996	319	561

Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	5	153	(854)
Change in unrealized foreign currency translation adjustments	11	4	(4)
Other comprehensive income (loss), after-tax	16	157	(858)

Comprehensive income (loss)	$1,012	$476	$(297)

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2017	2016
Assets
Investments
Fixed income securities, at fair value (amortized cost $22,004 and $23,112)	$23,261	$24,222
Mortgage loans	3,876	3,938
Equity securities, at fair value (cost $1,306 and $1,429)	1,614	1,511
Limited partnership interests	3,147	2,776
Short-term, at fair value (amortized cost $725 and $566)	725	566
Policy loans	561	563
Other	1,254	1,491
Total investments	34,438	35,067
Cash	145	138
Deferred policy acquisition costs	1,156	1,187
Reinsurance recoverable from non-affiliates	2,243	2,339
Reinsurance recoverable from affiliates	437	452
Accrued investment income	263	273
Other assets	501	410
Separate Accounts	3,422	3,373
Total assets	$42,605	$43,239
Liabilities
Contractholder funds	$18,592	$19,470
Reserve for life-contingent contract benefits	11,625	11,322
Unearned premiums	4	5
Payable to affiliates, net	55	52
Other liabilities and accrued expenses	1,076	952
Deferred income taxes	836	1,191
Notes due to related parties	140	465
Separate Accounts	3,422	3,373
Total liabilities	35,750	36,830
Commitments and Contingent Liabilities (Notes 7 and 11)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	2,024	1,990
Retained income	3,981	3,736
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	47	39
Other unrealized net capital gains and losses	1,186	733
Unrealized adjustment to DAC, DSI and insurance reserves	(398)	(91)
Total unrealized net capital gains and losses	835	681
Unrealized foreign currency translation adjustments	10	(3)
Total accumulated other comprehensive income	845	678
Total shareholder’s equity	6,855	6,409
Total liabilities and shareholder’s equity	$42,605	$43,239

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2017	2016	2015

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	1,990	1,990	1,990
Gain on reinsurance with an affiliate	34	—	—
Additional capital paid-in	2,024	1,990	1,990

Retained income
Balance, beginning of year	3,736	3,417	2,973
Net income	996	319	561
Dividends	(600)	—	(103)
Reclassification of tax effects due to change in accounting principle	(151)	—	—
Loss on reinsurance with an affiliate	—	—	(12)
Loss on sale of subsidiaries to affiliate	—	—	(2)
Balance, end of year	3,981	3,736	3,417

Accumulated other comprehensive income
Balance, beginning of year	678	521	1,379
Change in unrealized net capital gains and losses	5	153	(854)
Change in unrealized foreign currency translation adjustments	11	4	(4)
Reclassification of tax effects due to change in accounting principle	151	—	—
Balance, end of year	845	678	521

Total shareholder’s equity	$6,855	$6,409	$5,933

See notes to consolidated financial statements.

4

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2017	2016	2015
Cash flows from operating activities
Net income	$996	$319	$561
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(64)	(64)	(74)
Realized capital gains and losses	(49)	77	(265)
Gain on disposition of operations	(7)	(5)	(3)
Interest credited to contractholder funds	639	677	717
Changes in:
Policy benefits and other insurance reserves	(529)	(611)	(559)
Deferred policy acquisition costs	31	54	27
Reinsurance recoverables, net	56	30	16
Income taxes	(308)	135	27
Other operating assets and liabilities	(159)	(117)	(41)
Net cash provided by operating activities	606	495	406
Cash flows from investing activities
Proceeds from sales
Fixed income securities	3,916	5,999	8,267
Equity securities	1,536	1,298	636
Limited partnership interests	539	371	481
Mortgage loans	—	—	6
Other investments	45	44	24
Investment collections
Fixed income securities	1,733	2,085	1,993
Mortgage loans	566	363	446
Other investments	208	169	69
Investment purchases
Fixed income securities	(4,698)	(7,072)	(8,272)
Equity securities	(1,385)	(1,234)	(1,264)
Limited partnership interests	(631)	(677)	(663)
Mortgage loans	(503)	(517)	(615)
Other investments	(238)	(211)	(220)
Change in short-term investments, net	(12)	(19)	77
Change in policy loans and other investments, net	(37)	(26)	(39)
Disposition of operations	—	—	20
Net cash provided by investing activities	1,039	573	946
Cash flows from financing activities
Contractholder fund deposits	808	854	901
Contractholder fund withdrawals	(1,823)	(2,028)	(2,278)
Proceeds from issuance of notes to related parties	—	140	—
Dividends paid	(600)	—	(17)
Return of capital	—	—	—
Other	(23)	—	—
Net cash used in financing activities	(1,638)	(1,034)	(1,394)
Net increase (decrease) in cash	7	34	(42)
Cash at beginning of year	138	104	146
Cash at end of year	$145	$138	$104

See notes to consolidated financial statements.

5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Nature of operations
The Company offers traditional and interest-sensitive life insurance products. The Company also offers variable life insurance in New York, while previously selling variable life insurance nationwide through September 2017. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also offers voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company previously offered institutional products consisting of funding agreements sold to unaffiliated trusts that used them to back medium-term notes. There were no institutional products outstanding as of December 31, 2017 or 2016. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2017	2016	2015
Premiums
Traditional life insurance	$579	$502	$515
Accident and health insurance	111	90	85
Total premiums	690	592	600

Contract charges
Interest-sensitive life insurance	689	703	724
Fixed annuities	14	14	14
Total contract charges	703	717	738
Total premiums and contract charges	$1,393	$1,309	$1,338
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2017, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income (“AOCI”). Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.
Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Certain exchange traded and mutual funds have fixed income securities as their

6

underlying investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of AOCI.
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. Where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies, investments in limited partnership interests are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting (“EMA”).
Short-term investments, including commercial paper, U.S. Treasury bills, money market funds and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party, real estate and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Real estate is carried at cost less accumulated depreciation. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, rental income from real estate, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ earnings and unrealized gains and losses resulting from valuation changes of the underlying investments, and is generally recognized on a three month delay due to the availability of the related financial statements.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness and valuation changes in public securities held in certain limited partnerships. Realized capital gains and losses on investment sales are determined on a specific identification basis.
Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues

7

to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in AOCI. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in AOCI for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from AOCI to income. If the Company expects at any time that the loss reported in AOCI would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in AOCI is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.
When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from AOCI to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from AOCI to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

8

Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance policies and investment contracts are deferred and recorded as DAC. These costs are principally agents’ and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.
For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies using actual experience and current assumptions. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance products are reviewed individually, consistent with the review of these products performed by The

9

Allstate Corporation. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The rate of DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in AOCI. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in AOCI recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.
Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $3 million and $4 million as of December 31, 2017 and 2016, respectively. Amortization expense of the present value of future profits was $232 thousand, $276 thousand and $377 thousand in 2017, 2016 and 2015, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts

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expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
The income tax provision is calculated under the liability method.  Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves, unrealized capital gains and losses and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies using actual experience and current assumptions. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance are reviewed individually, consistent with the review of these products performed by The Allstate Corporation. The Company also reviews these policies for circumstances where projected profits would be recognized in early years followed by projected losses in later years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in AOCI.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 7 and Note 11).

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Consolidation of variable interest entities (“VIEs”)
The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.
Adopted accounting standards
Transition to Equity Method Accounting
Effective January 1, 2017, the Company adopted new Financial Accounting Standards Board (“FASB”) guidance amending the accounting requirements for transitioning to the equity method of accounting (“EMA”), including a transition from the cost method. The guidance requires the cost of acquiring an additional interest in an investee to be added to the existing carrying value to establish the initial basis of the EMA investment. Under the new guidance, no retroactive adjustment is required when an investment initially qualifies for EMA treatment. The guidance is applied prospectively to investments that qualify for EMA after application of the cost method of accounting. Accordingly, the adoption of this guidance had no impact on the Company’s results of operations or financial position.
Application of Income Tax Guidance to Certain U.S. Tax Reform Provisions
In February 2018, the FASB issued guidance permitting reclassification of the effects of the new corporate tax rate in the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) on balances presented net of tax in AOCI. Upon enactment of the Tax Legislation in December 2017, existing accounting guidance required the revaluation of all deferred tax balances to the newly enacted tax rate by adjustment to income tax expense whereas a corresponding adjustment of the balances presented in AOCI was prohibited. The new guidance permits reclassification of the impact of the newly enacted tax rates in the Tax Legislation on balances presented net of tax in AOCI to retained income. The guidance, which may be adopted for any period for which financial statements have not yet been issued, is effective for fiscal years beginning after December 15, 2018, and may be applied retrospectively to the date of enactment or the beginning of a reporting period. The Company elected to early adopt the new guidance as of December 31, 2017. Upon adoption of the guidance, amounts are recognized after-tax in AOCI using the newly established 21% corporate income tax rate. The net impact of adoption was a $151 million increase in AOCI and a corresponding decrease in retained income. The $151 million increase in AOCI is comprised of a $150 million increase in unrealized net capital gains and losses and a $1 million increase in unrealized foreign currency translation adjustment.
Pending accounting standards
Recognition and Measurement of Financial Assets and Financial Liabilities
In January 2016, the FASB issued guidance requiring equity investments, including equity securities and limited partnership interests, that are not accounted for under the equity method of accounting or result in consolidation to be measured at fair value with changes in fair value recognized in net income. Equity investments without readily determinable fair values may be measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. When a qualitative assessment of equity investments without readily determinable fair values indicates that impairment exists, the carrying value is required to be adjusted to fair value, if lower. The guidance clarifies that an entity should evaluate the realizability of a deferred tax asset related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The guidance also changes certain disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2017, and is to be applied through a cumulative-effect adjustment to beginning retained income which results in no impact to the Company’s results of operations at the date of adoption.
The new guidance related to equity investments without readily determinable fair values is applied prospectively as of the date of adoption. The most significant impacts relate to the change in accounting for equity securities, where $308 million of pre-tax unrealized net capital gains will be reclassified on January 1, 2018 from AOCI to retained income and cost method limited partnership interests (excluding limited partnership interests accounted for on a cost recovery basis) where the carrying value of these investments will increase by approximately $95 million, pre-tax on January 1, 2018, with the offsetting after-tax adjustment recognized in retained income.

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Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued guidance which revises the credit loss recognition criteria for certain financial assets measured at amortized cost, including reinsurance recoverables. The new guidance replaces the existing incurred loss recognition model with an expected loss recognition model. The objective of the expected credit loss model is for the reporting entity to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The reporting entity must consider all relevant information available when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through a valuation allowance and not as a direct write-down. The guidance is effective for interim and annual periods beginning after December 15, 2019, and for most affected instruments must be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained income. The Company is in the process of evaluating the impact of adoption.
Accounting for Hedging Activities
In August 2017, the FASB issued amendments intended to better align hedge accounting with an organization’s risk management activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. Separate presentation of hedge ineffectiveness is eliminated to provide greater transparency of the full impact of hedging by requiring presentation of the results of the hedged item and hedging instrument in a single financial statement line item. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for annual periods beginning after December 15, 2018 and for interim periods within those annual periods. The presentation and disclosure guidance is effective on a prospective basis. The impact of adoption is not expected to be material to the Company’s results of operations or financial position.
3. Supplemental Cash Flow Information
Non-cash investing activities include $51 million, $117 million and $96 million related to mergers and exchanges completed with equity securities and modifications of certain mortgage loans, fixed income securities and other investments in 2017, 2016 and 2015, respectively, and a $44 million obligation to fund a limited partnership investment in 2015. Non-cash financing activities also include $34 million related to debt acquired in conjunction with the purchase of an investment in 2016.
In 2017, the Company redeemed $325 million of surplus notes due to Kennett Capital, Inc. (“Kennett”), an unconsolidated affiliate of ALIC. In connection with the redemption, the related $325 million of notes due from Kennett (recorded as other investments) were terminated. In 2016, the Company transferred to Kennett a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note. In 2015, the Company paid dividends to AIC of $103 million, including $86 million in the form of investment securities.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $539 million, $545 million and $539 million as of December 31, 2017, 2016 and 2015, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $3 million, $5 million and $11 million as of December 31, 2017, 2016 and 2015, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Net change in proceeds managed
Net change in fixed income securities	$149	$(277)	$—
Net change in short-term investments	(142)	277	(41)
Operating cash flow provided (used)	7	—	(41)
Net change in cash	1	—	1
Net change in proceeds managed	$8	$—	$(40)

Net change in liabilities
Liabilities for collateral, beginning of year	$(550)	$(550)	$(510)
Liabilities for collateral, end of year	(542)	(550)	(550)
Operating cash flow (used) provided	$(8)	$—	$40

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4. Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $243 million, $225 million and $271 million in 2017, 2016 and 2015, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.
Sale of subsidiaries
On January 1, 2015, ALIC sold its subsidiary Allstate Assurance Company (“AAC”) to its unconsolidated affiliate Allstate Financial Insurance Holdings Corporation (“AFIHC”). ALIC received $11 million in cash. The $2 million loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
On November 1, 2015, ALIC sold its subsidiary Intramerica Life Insurance Company to AFIHC. ALIC received $10 million in cash. The $469 thousand loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. Investors in the notes were as follows:

($ in millions)
Class A Notes Due March 10, 2034
Allstate New Jersey Insurance Company	$77
American Heritage Life Insurance Company	37
Allstate Assurance Company	19
First Colonial Insurance Company	7
Subtotal - Class A	140
Class B Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	140
Class C Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	110
Subordinated Notes Due March 10, 2034
Allstate Life Insurance Company	29
Total	$419
AFCAL is a VIE and ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $409 million of agent loans, $13 million of cash and $140 million of notes due to related parties as of December 31, 2017 associated with AFCAL. The Company’s Consolidated Statements of Financial Position included $417 million of agent loans, $2 million of cash and $140 million of notes due to related parties as of December 31, 2016 associated with AFCAL.
The $140 million of notes due to related parties include the Class A Notes due March 10, 2034 that were sold to Allstate New Jersey Insurance Company, American Heritage Life Insurance Company, Allstate Assurance Company and First Colonial Insurance Company. These notes have an annual interest rate of 3.25%. The Company incurred interest expense related to these notes of $5 million and $113 thousand in 2017 and 2016, respectively.
Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 9.
Effective January 1, 2017, ALIC entered into a coinsurance reinsurance agreement with AAC to assume certain term life insurance policies. In connection with the agreement, the Company recorded cash of $20 million, DAC of $45 million, other

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assets of $11 million, reserve for life-contingent contract benefits of $24 million and deferred tax liabilities of $18 million. The $34 million gain on the transaction was recorded as an increase to additional capital paid-in since the transaction was between entities under common control.
Effective April 1, 2015, ALIC entered into a coinsurance reinsurance agreement with AAC to cede certain interest-sensitive life insurance policies to AAC. In connection with the agreement, the Company recorded reinsurance recoverables of $476 million and paid $494 million in investments. The $12 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.
ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $9 million in each of 2017, 2016 and 2015.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.63 billion and $4.64 billion as of December 31, 2017 and 2016, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).
Notes due to related parties
Notes due to related parties outstanding as of December 31 consisted of the following:

($ in millions)	2017	2016
6.74% Surplus Note to Kennett, due 2029	$—	$25
3.24% Surplus Note to Kennett, due 2035	—	100
3.48% Surplus Note to Kennett, due 2036	—	100
5.93% Surplus Note to Kennett, due 2038	—	50
4.14% Surplus Note to Kennett, due 2036	—	50
3.25% Note to Allstate New Jersey Insurance Company, due 2034	77	77
3.25% Note to American Heritage Life Insurance Company, due 2034	37	37
3.25% Note to Allstate Assurance Company, due 2034	19	19
3.25% Note to First Colonial Insurance Company, due 2034	7	7
Total notes due to related parties	$140	$465
On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. (“Kennett”), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett’s obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett’s right, title and interest in the surplus notes and their proceeds. On December 1, 2015, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.24% and 3.04%, respectively. In January 2017, ALIC redeemed the surplus note.

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On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield (“CMT”), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. On December 1, 2016, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.48% and 3.28%, respectively. In January 2017, ALIC redeemed the surplus note.
On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%. In January 2017, ALIC redeemed the surplus note.
On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%. In January 2017, ALIC redeemed the surplus note.
On April 26, 2016, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2036 with an initial rate of 4.14% that will reset every ten years to the then current ten year CMT, plus 2.23%. As payment, Kennett issued a full recourse note due December 1, 2036 to ALIC for the same amount with an initial interest rate of 3.14% that will reset every ten years to the then current ten year CMT, plus 1.23%. In January 2017, ALIC redeemed the surplus note.
In connection with the above redemption of surplus notes, the related notes due from Kennett (classified as other investments) were terminated. The Company recorded net investment income on these notes of $14 million and $15 million in 2016 and 2015, respectively. The Company incurred interest expense related to the surplus notes due to Kennett of $15 million and $16 million in 2016 and 2015, respectively.
Surplus note
On December 2, 2016, the Company purchased for cash a $40 million 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest is permitted on the surplus note without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. The surplus note is classified as fixed income securities on the Consolidated Statements of Financial Position. The Company recorded investment income on this surplus note of $1 million and $99 thousand in 2017 and 2016, respectively.
Liquidity and intercompany loan agreements
The Company, AIC, AAC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC serves only as a borrower, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2017 or 2016.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2017 or 2016.
RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2017 or 2016.

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Capital support agreement
The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2017 and 2016, no capital had been provided by AIC under this agreement.
External financing agreement
In January 2017, ALIC Re entered into a master transaction agreement with Bueller Financing LLC (“Bueller”), an external financing provider. In accordance with the agreement, Bueller issued a variable funding puttable note (“credit-linked note”) that will be held in a trust. The credit-linked note can be put back to Bueller for cash in the event certain ALIC Re statutory reserves and capital are depleted. The balance of the credit-linked note will vary based on the statutory reserve balance with a maximum value of $1.75 billion. The agreement has no impact on the GAAP-basis Consolidated Statement of Financial Position.
Dividends
In 2017, the Company paid dividends of $600 million to AIC in the form of cash. In 2015, the Company paid dividends of $103 million to AIC in the form of cash and investments.
5. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2017
U.S. government and agencies	$768	$38	$(2)	$804
Municipal	2,001	275	(3)	2,273
Corporate	18,262	960	(86)	19,136
Foreign government	279	20	—	299
ABS	383	6	(4)	385
RMBS	205	49	(1)	253
CMBS	93	6	(2)	97
Redeemable preferred stock	13	1	—	14
Total fixed income securities	$22,004	$1,355	$(98)	$23,261

December 31, 2016
U.S. government and agencies	$968	$48	$(2)	$1,014
Municipal	2,017	264	(7)	2,274
Corporate	18,945	905	(169)	19,681
Foreign government	304	28	—	332
ABS	337	4	(10)	331
RMBS	294	42	(3)	333
CMBS	233	17	(9)	241
Redeemable preferred stock	14	2	—	16
Total fixed income securities	$23,112	$1,310	$(200)	$24,222

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Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2017:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$1,392	$1,399
Due after one year through five years	8,521	8,845
Due after five years through ten years	7,292	7,524
Due after ten years	4,118	4,758
	21,323	22,526
ABS, RMBS and CMBS	681	735
Total	$22,004	$23,261
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.
Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2017	2016	2015
Fixed income securities	$1,058	$1,078	$1,246
Mortgage loans	182	193	203
Equity securities	48	40	28
Limited partnership interests	457	292	287
Short-term investments	9	5	3
Policy loans	31	32	34
Other	79	90	75
Investment income, before expense	1,864	1,730	1,876
Investment expense	(87)	(71)	(57)
Net investment income	$1,777	$1,659	$1,819
Realized capital gains and losses
Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Fixed income securities	$(6)	$(59)	$309
Mortgage loans	1	—	6
Equity securities	21	(22)	(23)
Limited partnership interests	46	(5)	(32)
Derivatives	(16)	8	13
Other	3	1	(8)
Realized capital gains and losses	$49	$(77)	$265
Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Impairment write-downs	$(41)	$(101)	$(63)
Change in intent write-downs	(4)	(12)	(65)
Net other-than-temporary impairment losses recognized in earnings	(45)	(113)	(128)
Sales and other	110	31	383
Valuation and settlements of derivative instruments	(16)	5	10
Realized capital gains and losses	$49	$(77)	$265
Gross gains of $134 million, $184 million and $542 million and gross losses of $86 million, $171 million and $147 million were realized on sales of fixed income and equity securities during 2017, 2016 and 2015, respectively.
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Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in millions)	2017			2016			2015
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(1)	$—	$(1)	$—	$—	$—	$—	$—	$—
Corporate	(7)	3	(4)	(23)	6	(17)	(25)	6	(19)
ABS	(1)	(1)	(2)	(4)	—	(4)	(16)	10	(6)
RMBS	—	(2)	(2)	—	(1)	(1)	—	—	—
CMBS	(9)	1	(8)	(15)	2	(13)	(1)	—	(1)
Total fixed income securities	(18)	1	(17)	(42)	7	(35)	(42)	16	(26)
Mortgage loans	(1)	—	(1)	—	—	—	4	—	4
Equity securities	(16)	—	(16)	(59)	—	(59)	(83)	—	(83)
Limited partnership interests	(9)	—	(9)	(15)	—	(15)	(17)	—	(17)
Other	(2)	—	(2)	(4)	—	(4)	(6)	—	(6)
Other-than-temporary impairment losses	$(46)	$1	$(45)	$(120)	$7	$(113)	$(144)	$16	$(128)
The total amount of other-than-temporary impairment losses included in AOCI at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $113 million and $131 million as of December 31, 2017 and 2016, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2017	December 31, 2016
Municipal	$(4)	$(5)
Corporate	—	(5)
ABS	(8)	(11)
RMBS	(37)	(43)
CMBS	(4)	(7)
Total	$(53)	$(71)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2017	2016	2015
Beginning balance	$(176)	$(200)	$(209)
Additional credit loss for securities previously other-than-temporarily impaired	(9)	(16)	(8)
Additional credit loss for securities not previously other-than-temporarily impaired	(8)	(19)	(18)
Reduction in credit loss for securities disposed or collected	54	58	33
Change in credit loss due to accretion of increase in cash flows	1	1	2
Ending balance	$(138)	$(176)	$(200)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If

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the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.
Unrealized net capital gains and losses
Unrealized net capital gains and losses included in AOCI are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2017		Gains	Losses
Fixed income securities	$23,261	$1,355	$(98)	$1,257
Equity securities (1)	1,614	311	(3)	308
Short-term investments	725	—	—	—
Derivative instruments (2)	2	2	—	2
EMA limited partnerships (3)				1
Unrealized net capital gains and losses, pre-tax				1,568
Amounts recognized for:
Insurance reserves (4)				(315)
DAC and DSI (5)				(189)
Amounts recognized				(504)
Deferred income taxes (6)				(229)
Unrealized net capital gains and losses, after-tax				$835
____________

(1)
Beginning January 1, 2018, due to the adoption of the new accounting standard for the recognition and measurement of financial assets and liabilities, equity securities will be measured at fair value with changes in fair value recognized in net income. The existing unrealized net capital gains and losses, after-tax, will be reclassified to retained income through a cumulative effect adjustment. See Note 2 for additional details on the new accounting standard.

(2)	Included in the fair value of derivative instruments is $2 million classified as liabilities.

(3)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(4)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuities).

(5)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

(6)	Unrealized net capital gains and losses were reduced by deferred income taxes at the newly enacted 21% U.S. corporate tax rate.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2016		Gains	Losses
Fixed income securities	$24,222	$1,310	$(200)	$1,110
Equity securities	1,511	117	(35)	82
Short-term investments	566	—	—	—
Derivative instruments (1)	5	5	—	5
EMA limited partnerships				(2)
Unrealized net capital gains and losses, pre-tax				1,195
Amounts recognized for:
Insurance reserves				—
DAC and DSI				(140)
Amounts recognized				(140)
Deferred income taxes				(374)
Unrealized net capital gains and losses, after-tax				$681
____________

(1)	Included in the fair value of derivative instruments is $5 million classified as assets.

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Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2017	2016	2015
Fixed income securities	$147	$251	$(1,436)
Equity securities	226	66	(27)
Derivative instruments	(3)	(5)	8
EMA limited partnerships	3	—	—
Total	373	312	(1,455)
Amounts recognized for:
Insurance reserves	(315)	—	28
DAC and DSI	(49)	(78)	114
Amounts recognized	(364)	(78)	142
Deferred income taxes	145	(81)	459
Increase (decrease) in unrealized net capital gains and losses, after-tax	$154	$153	$(854)
Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security’s decline in fair value is considered other than temporary and is recorded in earnings.
For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

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The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2017
Fixed income securities
U.S. government and agencies	17	$443	$(2)	2	$25	$—	$(2)
Municipal	4	14	—	1	11	(3)	(3)
Corporate	456	2,899	(28)	144	1,324	(58)	(86)
ABS	33	170	(1)	8	24	(3)	(4)
RMBS	70	3	—	56	18	(1)	(1)
CMBS	2	1	—	6	23	(2)	(2)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	583	3,530	(31)	217	1,425	(67)	(98)
Equity securities	87	66	(3)	1	—	—	(3)
Total fixed income and equity securities	670	$3,596	$(34)	218	$1,425	$(67)	$(101)

Investment grade fixed income securities	472	$3,192	$(22)	181	$1,320	$(52)	$(74)
Below investment grade fixed income securities	111	338	(9)	36	105	(15)	(24)
Total fixed income securities	583	$3,530	$(31)	217	$1,425	$(67)	$(98)

December 31, 2016
Fixed income securities
U.S. government and agencies	6	$104	$(2)	—	$—	$—	$(2)
Municipal	8	44	(1)	3	18	(6)	(7)
Corporate	629	4,767	(118)	56	414	(51)	(169)
ABS	18	95	(1)	13	76	(9)	(10)
RMBS	47	3	—	50	38	(3)	(3)
CMBS	12	57	(4)	4	15	(5)	(9)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	721	5,070	(126)	126	561	(74)	(200)
Equity securities	167	200	(19)	62	80	(16)	(35)
Total fixed income and equity securities	888	$5,270	$(145)	188	$641	$(90)	$(235)

Investment grade fixed income securities	559	$4,348	$(100)	75	$350	$(47)	$(147)
Below investment grade fixed income securities	162	722	(26)	51	211	(27)	(53)
Total fixed income securities	721	$5,070	$(126)	126	$561	$(74)	$(200)
As of December 31, 2017, $81 million of the $101 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $81 million, $61 million are related to unrealized losses on investment grade fixed income securities and $3 million are related to equity securities. Of the remaining $17 million, $7 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase.
As of December 31, 2017, the remaining $20 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $13 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $20 million, $7 million are related to below investment grade fixed income securities. Of these amounts, $2 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2017.
ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings.

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This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.
As of December 31, 2017, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2017, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.
Limited partnerships
As of December 31, 2017 and 2016, the carrying value of equity method limited partnerships totaled $2.54 billion and $2.19 billion, respectively. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.
As of December 31, 2017 and 2016, the carrying value for cost method limited partnerships was $611 million and $591 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee’s capital. Additionally, the Company’s portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.88 billion and $3.94 billion as of December 31, 2017 and 2016, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2017	2016
California	19.6%	19.3%
Texas	13.0	11.0
Illinois	8.2	7.4
New Jersey	8.0	8.5
Florida	6.7	6.0
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2017	2016
Apartment complex	29.2%	26.4%
Office buildings	23.8	24.3
Retail	19.2	21.4
Warehouse	15.5	16.5
Other	12.3	11.4
Total	100.0%	100.0%

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The contractual maturities of the mortgage loan portfolio as of December 31, 2017 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2018	12	$94	2.4%
2019	7	204	5.3
2020	14	158	4.1
2021	41	485	12.5
Thereafter	186	2,935	75.7
Total	260	$3,876	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2017.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution as of December 31.

($ in millions)	2017			2016
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$3	$—	$3	$52	$—	$52
1.0 - 1.25	326	—	326	321	—	321
1.26 - 1.50	1,033	15	1,048	1,196	—	1,196
Above 1.50	2,482	13	2,495	2,364	—	2,364
Total non-impaired mortgage loans	$3,844	$28	$3,872	$3,933	$—	$3,933
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2017	2016
Impaired mortgage loans with a valuation allowance	$4	$5
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$4	$5
Valuation allowance on impaired mortgage loans	$3	$3
The average balance of impaired loans was $7 million, $6 million and $11 million during 2017, 2016 and 2015, respectively.

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The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2017	2016	2015
Beginning balance	$3	$3	$8
Net increase (decrease) in valuation allowance	1	—	(4)
Charge offs	(1)	—	(1)
Ending balance	$3	$3	$3
Payments on all mortgage loans were current as of December 31, 2017, 2016 and 2015.
Municipal bonds
The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2017	2016
Texas	16.9%	16.9%
California	15.1	14.9
Oregon	9.4	9.0
New York	5.2	5.1
Michigan	5.0	5.2
New Jersey	4.8	5.4
Concentration of credit risk
As of December 31, 2017, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2017 and 2016, fixed income and equity securities with a carrying value of $524 million and $520 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million, $2 million and $1 million in 2017, 2016 and 2015, respectively.
Other investment information
Included in fixed income securities are below investment grade assets totaling $2.91 billion and $3.17 billion as of December 31, 2017 and 2016, respectively.
As of December 31, 2017, fixed income securities and short-term investments with a carrying value of $21 million were on deposit with regulatory authorities as required by law.
As of December 31, 2017, the carrying value of fixed income securities and other investments that were non-income producing was $32 million.

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6. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, cost method limited partnership interests, bank loans, agent loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.

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In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued based on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•
Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

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•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, implied volatilities, currency rates, and credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable and municipal bonds in default valued based on the present value of expected cash flows.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other, and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are generally valued using net asset values.

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2017. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2017.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2017
Assets
Fixed income securities:
U.S. government and agencies	$488	$316	$—		$804
Municipal	—	2,216	57		2,273
Corporate - public	—	13,168	49		13,217
Corporate - privately placed	—	5,699	220		5,919
Foreign government	—	299	—		299
ABS - CDO	—	38	10		48
ABS - consumer and other	—	297	40		337
RMBS	—	253	—		253
CMBS	—	97	—		97
Redeemable preferred stock	—	14	—		14
Total fixed income securities	488	22,397	376		23,261
Equity securities	1,508	16	90		1,614
Short-term investments	110	615	—		725
Other investments: Free-standing derivatives	—	117	1	$(3)	115
Separate account assets	3,422	—	—		3,422
Other assets	—	—	—		—
Total assets at fair value	$5,528	$23,145	$467	$(3)	$29,137
% of total assets at fair value	19.0%	79.4%	1.6%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(284)		$(284)
Other liabilities: Free-standing derivatives	—	(62)	—	$1	(61)
Total liabilities at fair value	$—	$(62)	$(284)	$1	$(345)
% of total liabilities at fair value	—%	18.0%	82.3%	(0.3)%	100%

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2016.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2016
Assets
Fixed income securities:
U.S. government and agencies	$619	$395	$—		$1,014
Municipal	—	2,215	59		2,274
Corporate - public	—	13,475	47		13,522
Corporate - privately placed	—	5,895	264		6,159
Foreign government	—	332	—		332
ABS - CDO	—	102	27		129
ABS - consumer and other	—	160	42		202
RMBS	—	333	—		333
CMBS	—	241	—		241
Redeemable preferred stock	—	16	—		16
Total fixed income securities	619	23,164	439		24,222
Equity securities	1,432	3	76		1,511
Short-term investments	166	400	—		566
Other investments: Free-standing derivatives	—	101	1	$(6)	96
Separate account assets	3,373	—	—		3,373
Other assets	—	—	1		1
Total recurring basis assets	5,590	23,668	517	(6)	29,769
Non-recurring basis (1)	—	—	9		9
Total assets at fair value	$5,590	$23,668	$526	$(6)	$29,778
% of total assets at fair value	18.7%	79.5%	1.8%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(289)		$(289)
Other liabilities: Free-standing derivatives	—	(39)	(3)	$2	(40)
Total liabilities at fair value	$—	$(39)	$(292)	$2	$(329)
% of total liabilities at fair value	—%	11.9%	88.7%	(0.6)%	100%
________________________

(1)	Includes $9 million of limited partnership investments written-down to fair value in connection with recognizing other-than-temporary impairments.
The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2017
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(250)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%
December 31, 2016
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(246)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.75%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2017 and 2016, Level 3 fair value measurements of fixed income securities total $376 million and $439 million, respectively, and include $237 million and $296 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2016	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$59	$—	$2	$—	$—
Corporate - public	47	1	—	3	(15)
Corporate - privately placed	264	7	(2)	11	(16)
ABS - CDO	27	—	6	4	(10)
ABS - consumer and other	42	—	—	—	(26)
Total fixed income securities	439	8	6	18	(67)
Equity securities	76	8	3	—	—
Free-standing derivatives, net	(2)	3	—	—	—
Other assets	1	(1)	—	—	—
Total recurring Level 3 assets	$514	$18	$9	$18	$(67)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(289)	$1	$—	$—	$—
Total recurring Level 3 liabilities	$(289)	$1	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	$—	$(2)	$—	$(2)	$57
Corporate - public	17	—	—	(4)	49
Corporate - privately placed	20	(30)	—	(34)	220
ABS - CDO	5	—	—	(22)	10
ABS - consumer and other	29	—	—	(5)	40
Total fixed income securities	71	(32)	—	(67)	376
Equity securities	13	(10)	—	—	90
Free-standing derivatives, net	—	—	—	—	1	(2)
Other assets	—	—	—	—	—
Total recurring Level 3 assets	$84	$(42)	$—	$(67)	$467
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(284)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(284)
_____________________

(1)
The effect to net income totals $19 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $9 million in realized capital gains and losses, $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$78	$12	$(8)	$6	$—
Corporate - public	44	—	—	16	(15)
Corporate - privately placed	447	15	18	16	(277)
ABS - CDO	53	1	5	8	(1)
ABS - consumer and other	44	—	(3)	3	(7)
Total fixed income securities	666	28	12	49	(300)
Equity securities	60	(15)	5	—	(4)
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$720	$19	$17	$49	$(304)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$6	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$6	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(27)	$—	$(2)	$59
Corporate - public	6	(3)	—	(1)	47
Corporate - privately placed	108	(15)	—	(48)	264
ABS - CDO	—	(2)	—	(37)	27
ABS - consumer and other	7	—	—	(2)	42
Total fixed income securities	121	(47)	—	(90)	439
Equity securities	32	(2)	—	—	76
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$153	$(49)	$—	$(91)	$514
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(289)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(289)
 ____________________

(1)
The effect to net income totals $25 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $8 million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2014	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$106	$5	$(5)	$—	$—
Corporate - public	160	—	(2)	—	(111)
Corporate - privately placed	632	14	(17)	10	(79)
ABS - CDO	67	—	2	21	(17)
ABS - consumer and other	62	(1)	—	—	(41)
CMBS	1	—	(1)	—	—
Total fixed income securities	1,028	18	(23)	31	(248)
Equity securities	37	(1)	(3)	—	—
Free-standing derivatives, net	(7)	1	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$1,059	$18	$(26)	$31	$(248)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(323)	$19	$—	$—	$—
Total recurring Level 3 liabilities	$(323)	$19	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2015
Assets
Fixed income securities:
Municipal	$—	$(23)	$—	$(5)	$78
Corporate - public	1	—	—	(4)	44
Corporate - privately placed	29	(67)	—	(75)	447
ABS - CDO	—	(1)	—	(19)	53
ABS - consumer and other	27	—	—	(3)	44
CMBS	—	—	—	—	—
Total fixed income securities	57	(91)	—	(106)	666
Equity securities	32	(5)	—	—	60
Free-standing derivatives, net	—	—	—	(1)	(7)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$89	$(96)	$—	$(107)	$720
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$7	$(299)
Total recurring Level 3 liabilities	$—	$—	$(2)	$7	$(299)
_________________________

(1)
The effect to net income totals $37 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $6 million in realized capital gains and losses, $12 million in net investment income, $26 million in interest credited to contractholder funds, and $(7) million in contract benefits.

(2)	Comprises $1 million of assets and $8 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2017, 2016 or 2015.

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Transfers into Level 3 during 2017, 2016 and 2015 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2017, 2016 and 2015 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2017	2016	2015
Assets
Fixed income securities:
Municipal	$—	$2	$—
Corporate	1	1	11
ABS	—	—	1
Total fixed income securities	1	3	12
Equity securities	9	(15)	(1)
Free-standing derivatives, net	—	5	1
Other assets	(1)	—	—
Total recurring Level 3 assets	$9	$(7)	$12

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$1	$6	$19
Total recurring Level 3 liabilities	$1	$6	$19
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $10 million in 2017 and are reported as follows: $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $(1) million in 2016 and are reported as follows: $(18) million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $31 million in 2015 and are reported as follows: $(2) million in realized capital gains and losses, $14 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$3,876	$4,052	$3,938	$3,963
Cost method limited partnerships (1)	611	713	591	681
Bank loans	437	437	467	467
Agent loans	538	536	467	467
Notes due from related party	—	—	325	325
 ____________________

(1)
Beginning January 1, 2018, due to the adoption of the new accounting standard for the recognition and measurement of financial assets and liabilities, cost method limited partnerships (excluding limited partnership interests accounted for on a cost recovery basis) will be measured at fair value with changes in fair value recognized in net income. The existing carrying value of these investments will increase to fair value with the offsetting adjustment recognized in retained income through a cumulative effect adjustment. See Note 2 for additional details on the new accounting standard.

The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using

34

current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans and notes due from related party are categorized as Level 3.
Financial liabilities

($ in millions)	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$10,331	$11,036	$11,276	$11,972
Liability for collateral	542	542	550	550
Notes due to related parties	140	141	465	465

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts incorporating current market-based crediting rates for similar contracts that reflect the Company’s own credit risk. Deferred annuities classified in contractholder funds are valued based on discounted cash flow models that incorporate current market-based margins and reflect the Company’s own credit risk. Immediate annuities without life contingencies are valued based on discounted cash flow models that incorporate current market-based implied interest rates and reflect the Company’s own credit risk. The fair value measurement for contractholder funds on investment contracts is categorized as Level 3.
The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurement for liability for collateral is categorized as Level 2. Notes due to related parties comprise agent loan collateralized notes. The fair value of agent loan collateralized notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Corporation’s credit risk. Notes due to related parties also included surplus notes as of December 31, 2016. The fair value of surplus notes due to related parties was based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considered the Company’s own credit risk. Since the surplus notes could be called at par value, their fair value was not greater than par value. The fair value measurement for notes due to related parties is categorized as Level 3.
7. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations. Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic characteristics of one or more cash market securities. The Company replicates equity securities using futures and options to increase equity exposure.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index futures and options to offset valuation losses in the equity portfolio during periods of declining equity market values. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

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The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.  As of December 31, 2017, the Company pledged $3 million in the form of margin deposits.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from AOCI and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

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The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2017.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$15	n/a	$—	$—	$—
Equity and index contracts
Options	Other investments	—	4,485	114	114	—
Credit default contracts
Credit default swaps – buying protection	Other investments	3	n/a	—	—	—
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	—	—	—
Total asset derivatives		$101	4,485	$115	$115	$—

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$2	$2	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	30	n/a	1	1	—
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	4,464	(53)	—	(53)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	207	n/a	(8)	—	(8)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	225	n/a	(22)	—	(22)
Guaranteed withdrawal benefits	Contractholder funds	274	n/a	(12)	—	(12)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,735	n/a	(250)	—	(250)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	34	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other liabilities & accrued expenses	1	n/a	—	—	—
Subtotal		2,506	4,464	(345)	1	(346)
Total liability derivatives		2,525	4,464	(343)	$3	$(346)

Total derivatives		$2,626	8,949	$(228)
_________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2016.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$49	n/a	$5	$5	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	65	n/a	1	1	—
Equity and index contracts
Options	Other investments	—	3,917	87	87	—
Financial futures contracts	Other assets	—	6	—	—	—
Foreign currency contracts
Foreign currency forwards	Other investments	173	n/a	7	8	(1)
Credit default contracts
Credit default swaps – buying protection	Other investments	25	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		346	3,923	96	98	(2)
Total asset derivatives		$395	3,923	$101	$103	$(2)

Liability derivatives
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	$—	3,928	$(37)	$—	$(37)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	391	n/a	(34)	—	(34)
Guaranteed withdrawal benefits	Contractholder funds	290	n/a	(9)	—	(9)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,737	n/a	(246)	—	(246)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	6	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(3)	—	(3)
Total liability derivatives		2,524	3,928	(329)	$—	$(329)

Total derivatives		$2,919	7,851	$(228)
__________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2017
Asset derivatives	$4	$(3)	$—	$1	$—	$1
Liability derivatives	(10)	3	(2)	(9)	3	(6)

December 31, 2016
Asset derivatives	$14	$(2)	$(4)	$8	$(1)	$7
Liability derivatives	(5)	2	—	(3)	4	1
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from AOCI related to cash flow hedges is expected to be a gain of $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2017, 2016 or 2015.

($ in millions)	2017	2016	2015
(Loss) gain recognized in OCI on derivatives during the period	$(2)	$(1)	$10
Gain recognized in OCI on derivatives during the term of the hedging relationship	2	5	10
Gain (loss) reclassified from AOCI into income (net investment income)	1	1	(1)
Gain reclassified from AOCI into income (realized capital gains and losses)	—	3	3
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2017, 2016 and 2015, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2017
Equity and index contracts	$(4)	$—	$45	$41
Embedded derivative financial instruments	—	9	(5)	4
Foreign currency contracts	(14)	—	—	(14)
Credit default contracts	2	—	—	2
Total	$(16)	$9	$40	$33

2016
Equity and index contracts	$(4)	$—	$18	$14
Embedded derivative financial instruments	—	9	1	10
Foreign currency contracts	6	—	—	6
Credit default contracts	3	—	—	3
Total	$5	$9	$19	$33

2015
Equity and index contracts	$—	$—	$(9)	$(9)
Embedded derivative financial instruments	—	(7)	31	24
Foreign currency contracts	6	—	—	6
Credit default contracts	4	—	—	4
Total	$10	$(7)	$22	$25
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2017, counterparties pledged $3 million in cash to the Company, and the Company pledged $4 million in cash and securities to counterparties which includes

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$3 million of collateral posted under MNAs for contracts containing credit-risk contingent provisions that are in a liability position and $1 million of collateral posted under MNAs for contracts without credit-risk-contingent features. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2017				2016
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	2	$59	$3	$—	5	$312	$12	$9
_________________________

(1)	Rating is the lower of S&P or Moody’s ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2017	2016
Gross liability fair value of contracts containing credit-risk-contingent features	$12	$2
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(5)	(2)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(3)	—
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$4	$—
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

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The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2017
Single name
Corporate debt	$—	$—	$—	$1	$1	$—
Index
Corporate debt	1	19	45	15	80	1
Total	$1	$19	$45	$16	$81	$1

December 31, 2016
First-to-default Basket
Municipal	$—	$—	$100	$—	$100	$(3)
Index
Corporate debt	1	19	50	10	80	1
Total	$1	$19	$150	$10	$180	$(2)
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2017	2016
Commitments to invest in limited partnership interests	$1,345	$1,400
Private placement commitments	27	13
Other loan commitments	87	80
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.

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Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have either fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
8. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2017	2016
Immediate fixed annuities:
Structured settlement annuities	$6,994	$6,681
Other immediate fixed annuities	1,850	1,935
Traditional life insurance	2,458	2,373
Accident and health insurance	238	232
Other	85	101
Total reserve for life-contingent contract benefits	$11,625	$11,322
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability is included in the reserve for life-contingent contract benefits with respect to this deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI. The liability was $315 million and zero as of December 31, 2017 and 2016, respectively.

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As of December 31, contractholder funds consist of the following:

($ in millions)	2017	2016
Interest-sensitive life insurance	$7,387	$7,312
Investment contracts:
Fixed annuities	10,790	11,893
Other investment contracts	415	265
Total contractholder funds	$18,592	$19,470
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0% to 9.8% for immediate annuities; (8.0)% to 12.3% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 16.7% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.5% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2017	2016	2015
Balance, beginning of year	$19,470	$20,542	$21,816
Deposits	909	969	1,052
Interest credited	635	672	716
Benefits	(871)	(947)	(1,060)
Surrenders and partial withdrawals	(960)	(1,014)	(1,246)
Maturities of and interest payments on institutional products	—	(86)	(1)
Contract charges	(655)	(665)	(684)
Net transfers from separate accounts	4	5	7
Other adjustments	60	(6)	(58)
Balance, end of year	$18,592	$19,470	$20,542
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuities contracts’ separate accounts with guarantees included $3.00 billion and $2.92 billion of equity, fixed income and balanced mutual funds and $322 million and $364 million of money market mutual funds as of December 31, 2017 and 2016, respectively.

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The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2017	2016
In the event of death
Separate account value	$3,323	$3,280
Net amount at risk (1)	$453	$585
Average attained age of contractholders	70 years	70 years
At annuitization (includes income benefit guarantees)
Separate account value	$944	$915
Net amount at risk (2)	$202	$265
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$253	$267
Net amount at risk (3)	$10	$10
Accumulation at specified dates
Separate account value	$170	$310
Net amount at risk (4)	$17	$26
Weighted average waiting period until guarantee date	5 years	3 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

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The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2016 (1)	$244	$43	$77	$364
Less reinsurance recoverables	101	40	43	184
Net balance as of December 31, 2016	143	3	34	180
Incurred guarantee benefits	33	—	12	45
Paid guarantee benefits	(2)	—	—	(2)
Net change	31	—	12	43
Net balance as of December 31, 2017	174	3	46	223
Plus reinsurance recoverables	87	25	34	146
Balance, December 31, 2017 (2)	$261	$28	$80	$369

Balance, December 31, 2015 (3)	$223	$67	$75	$365
Less reinsurance recoverables	106	64	52	222
Net balance as of December 31, 2015	117	3	23	143
Incurred guarantee benefits	26	—	11	37
Paid guarantee benefits	—	—	—	—
Net change	26	—	11	37
Net balance as of December 31, 2016	143	3	34	180
Plus reinsurance recoverables	101	40	43	184
Balance, December 31, 2016 (1)	$244	$43	$77	$364
____________

(1)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $181 million.

(2)
Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $26 million, variable annuity accumulation benefits of $22 million, variable annuity withdrawal benefits of $12 million and other guarantees of $224 million.

(3)
Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $105 million, variable annuity income benefits of $64 million, variable annuity accumulation benefits of $38 million, variable annuity withdrawal benefits of $14 million and other guarantees of $144 million.

9. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

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In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.35 billion and $1.41 billion as of December 31, 2017 and 2016, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2017, premiums and contract charges of $76 million, contract benefits of $7 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2016, premiums and contract charges of $78 million, contract benefits of $21 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2015, premiums and contract charges of $94 million, contract benefits of $40 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $18 million were ceded to Prudential. In addition, as of December 31, 2017 and 2016 the Company had reinsurance recoverables of $139 million and $144 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for Lincoln Benefit Life Company’s (“LBL’s”) life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2017, the trust held $5.89 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2017, the gross life insurance in force was $435.69 billion of which $5.18 billion and $84.42 billion was ceded to the affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Direct	$734	$715	$728
Assumed
Affiliate	227	138	131
Non-affiliate	772	803	835
Ceded
Affiliate	(52)	(53)	(41)
Non-affiliate	(288)	(294)	(315)
Premiums and contract charges, net of reinsurance	$1,393	$1,309	$1,338
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Direct	$1,003	$999	$1,023
Assumed
Affiliate	130	90	79
Non-affiliate	505	522	541
Ceded
Affiliate	(33)	(36)	(32)
Non-affiliate	(175)	(188)	(205)
Contract benefits, net of reinsurance	$1,430	$1,387	$1,406
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Direct	$546	$598	$636
Assumed
Affiliate	8	9	10
Non-affiliate	131	116	111
Ceded
Affiliate	(21)	(21)	(16)
Non-affiliate	(25)	(25)	(24)
Interest credited to contractholder funds, net of reinsurance	$639	$677	$717

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Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2017	2016
Annuities	$1,357	$1,411
Life insurance	1,243	1,299
Other	80	81
Total	$2,680	$2,791
As of both December 31, 2017 and 2016, approximately 77% of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
10. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Balance, beginning of year	$1,187	$1,314	$1,271
Acquisition costs deferred	122	79	124
Amortization charged to income	(152)	(134)	(151)
Effect of unrealized gains and losses	(46)	(72)	99
Reinsurance assumed from (ceded to) AAC	45	—	(29)
Balance, end of year	$1,156	$1,187	$1,314
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2017	2016	2015
Balance, beginning of year	$40	$45	$44
Sales inducements deferred	—	1	3
Amortization charged to income	(4)	(5)	(4)
Effect of unrealized gains and losses	—	(1)	2
Balance, end of year	$36	$40	$45
11. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2017 and 2016, the liability balance included in other liabilities and accrued expenses was $4 million and $1 million, respectively. The related premium tax offsets included in other assets were $10 million and $9 million as of December 31, 2017 and 2016, respectively.
Guarantees
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including

47

extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.
The aggregate liability balance related to all guarantees was not material as of December 31, 2017.
Regulation and compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
12. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns and the exam is expected to be complete in the first quarter of 2018. The IRS has also begun their examination of the Allstate Group’s 2015 and 2016 federal income tax returns. The Allstate Group’s tax years prior to 2013 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
The Company had $2 million liability for unrecognized tax benefits as of December 31, 2017, $1 million as of both December 31, 2016 and 2015, and zero liability as of December 31, 2014. The change in the liability for unrecognized tax benefits in 2017 and 2015 related to the increase for tax positions taken in a prior year. The Company believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months.
The Company recognizes interest accrued related to unrecognized tax benefits in income tax expense. The Company did not record interest income or expense relating to unrecognized tax benefits in income tax expense in 2017, 2016 or 2015. As of December 31, 2017 and 2016, there was no interest accrued with respect to unrecognized tax benefits. No amounts have been accrued for penalties.
Tax Reform
On December 22, 2017, Public Law 115-97, known as the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) became effective. The Tax Legislation impacts the Company generally in four areas:
1.Amends the U.S. Internal Revenue Code of 1986, as amended, which among other items, permanently reduces the corporate income tax rate from a maximum of 35% to 21% beginning January 1, 2018.
2.Changes international taxation to a modified territorial tax system whereby profits from non-U.S. subsidiaries will generally be taxed only in their local jurisdictions.
3.Contains several other provisions, such as limitations of deductibility of executive compensation, meals and entertainment and lobbying expenses and changes to the dividends received deduction.

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4.Affects the timing of certain tax deductions for reserves and deferred acquisition costs, but does not impact the Company’s overall income tax expense.
Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.
The Company revalued its deferred tax assets and liabilities at the new corporate income tax rate. The transition to the modified territorial system for international taxation required the Company to recognize a liability in 2017 based on non-U.S. income from international subsidiaries that had not been repatriated to their U.S. parent company (the “Transition Tax”). The Company recorded a net tax benefit of $514 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. The net benefit was primarily due to re-measurement of the Company’s deferred tax assets and liabilities, partially offset by the impact of the transition tax on deemed repatriation of deferred non-U.S. income. The Company’s effective income tax rate benefit for 2017 was 38.7% and included this one-time benefit of 71.8%.
The impact of the Tax Legislation may differ from the Company’s preliminary estimates due to, among other things, changes in interpretations and assumptions the Company has made, guidance that may be issued and actions the Company may take as a result of the Tax Legislation. The transition tax calculation is based on estimated amounts.  Any potential adjustments made could be material in relation to the preliminary estimates recorded.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2017	2016
Deferred assets
Deferred reinsurance gain	$8	$16
Other assets	2	4
Total deferred assets (1)	10	20
Deferred liabilities
Life and annuity reserves	(269)	(362)
Unrealized net capital gains	(223)	(369)
DAC	(221)	(370)
Difference in tax bases of investments	(79)	(35)
Other liabilities	(54)	(75)
Total deferred liabilities	(846)	(1,211)
Net deferred liability (1)	$(836)	$(1,191)
___________

(1)	Changes in deferred tax assets and liabilities primarily relate to the Tax Legislation.
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Current	$104	$24	$251
Deferred	(382)	120	50
Total income tax (benefit) expense	$(278)	$144	$301
The Company received refunds of $1 million and $22 million in 2017 and 2016, respectively, and paid income taxes of $221 million in 2015. The Company had current income tax payable of $56 million and current tax receivable $16 million as of December 31, 2017 and 2016, respectively.

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A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2017	2016	2015
Statutory federal income tax rate - expense	35.0%	35.0%	35.0%
Tax Legislation benefit	(71.8)	—	—
Tax credits	(1.7)	(3.3)	(1.7)
Dividends received deduction	(0.6)	(1.3)	(0.6)
Adjustments to prior year tax liabilities	(0.3)	—	(0.3)
State income taxes	0.6	0.3	0.4
Non-deductible expenses	0.1	0.2	0.2
Change in accounting for investments in qualified affordable housing projects	—	—	2.0
Other	—	0.1	(0.1)
Effective income tax rate (benefit) expense	(38.7)%	31.0%	34.9%
13. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2017 and 2016 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $6 million, $15 million and $16 million of interest on debt in 2017, 2016 and 2015, respectively.
The Company had $34 million and $56 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2017 and 2016, respectively. Of the $56 million, $22 million related to a commitment to fund a limited partnership as of December 31, 2016.
14. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income (loss) of ALIC and its insurance subsidiaries was $279 million, $192 million and $(67) million in 2017, 2016 and 2015, respectively. Statutory capital and surplus was $3.41 billion and $3.05 billion as of December 31, 2017 and 2016, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company paid dividends of $600 million in 2017. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2018 is $847 million, less dividends paid during the preceding twelve months measured at that point in time.  The payment of a dividend in excess of this amount requires 30 days advance written notice to the IL DOI. The dividend is deemed approved, unless the IL DOI disapproves it within the 30 day notice period. Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $308 million as of December 31, 2017, and cannot result in capital and surplus being less than the minimum amount required by law.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required

50

to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.78 billion and $568 million, respectively, as of December 31, 2017. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.
15. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $7 million, $7 million and $6 million in 2017, 2016 and 2015, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $4 million, $4 million and $5 million in 2017, 2016 and 2015, respectively.
16. Other Comprehensive Income
The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2017			2016			2015
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$51	$(18)	$33	$134	$(46)	$88	$(1,048)	$366	$(682)
Less: reclassification adjustment of realized capital gains and losses	43	(15)	28	(100)	35	(65)	265	(93)	172
Unrealized net capital gains and losses	8	(3)	5	234	(81)	153	(1,313)	459	(854)
Unrealized foreign currency translation adjustments	17	(6)	11	6	(2)	4	(6)	2	(4)
Other comprehensive income (loss)	$25	$(9)	$16	$240	$(83)	$157	$(1,319)	$461	$(858)
17. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2017	2016	2017	2016	2017	2016	2017	2016
Revenues	$751	$685	$816	$742	$804	$713	$848	$751
Net income (1)	86	52	120	94	140	65	650	108
___________

(1)	Net income includes a tax benefit of $514 million related to the fourth quarter 2017 Tax Legislation.

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ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2017

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$768	$804	$804
States, municipalities and political subdivisions	2,001	2,273	2,273
Foreign governments	279	299	299
Public utilities	3,456	3,780	3,780
All other corporate bonds	14,806	15,356	15,356
Asset-backed securities	383	385	385
Residential mortgage-backed securities	205	253	253
Commercial mortgage-backed securities	93	97	97
Redeemable preferred stocks	13	14	14
Total fixed maturities	22,004	$23,261	23,261

Equity securities:
Common stocks:
Public utilities	27	$31	31
Banks, trusts and insurance companies	165	215	215
Industrial, miscellaneous and all other	1,087	1,341	1,341
Nonredeemable preferred stocks	27	27	27
Total equity securities	1,306	$1,614	1,614

Mortgage loans on real estate	3,876	$4,052	3,876
Real estate (none acquired in satisfaction of debt)	157		157
Policy loans	561		561
Derivative instruments	115	$115	115
Limited partnership interests	3,147		3,147
Other long-term investments	982		982
Short-term investments	725	$725	725
Total investments	$32,873		$34,438

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2017
Life insurance in force	$114,354	$89,603	$321,331	$346,082	92.8%

Premiums and contract charges:
Life insurance	$677	$320	$925	$1,282	72.2%
Accident and health insurance	57	20	74	111	66.7%
Total premiums and contract charges	$734	$340	$999	$1,393	71.7%

Year ended December 31, 2016
Life insurance in force	$115,034	$94,041	$291,256	$312,249	93.3%

Premiums and contract charges:
Life insurance	$675	$325	$869	$1,219	71.3%
Accident and health insurance	40	22	72	90	80.0%
Total premiums and contract charges	$715	$347	$941	$1,309	71.9%

Year ended December 31, 2015
Life insurance in force	$127,978	$98,527	$296,291	$325,742	91.0%

Premiums and contract charges:
Life insurance	$689	$334	$898	$1,253	71.7%
Accident and health insurance	39	22	68	85	80.0%
Total premiums and contract charges	$728	$356	$966	$1,338	72.2%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2017, 2016 or 2015.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2017

Allowance for estimated losses on mortgage loans	$3	$1	$—	$1	$3

Year ended December 31, 2016

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

Year ended December 31, 2015

Allowance for estimated losses on mortgage loans	$8	$(4)	$—	$1	$3

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.
(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 033-62203) dated April 23, 1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (SEC File No. 333-121693) dated December 28, 2004).

(2) Not Applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995).

(3)(b) Amended and Restated Principal Underwriting Agreement between Lincoln Benefit Life Company and Allstate Distributors, LLC (ALFS, Inc. merged with and into Allstate Distributors, LLC effective September 1, 2011) effective June 1, 2006. Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-111553)

(3)(c) Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC, Allstate Financial Services, LLC & Lincoln Benefit Life Company entered into on September 1, 2011. Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248)

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (SEC File No. 033-62203) dated August 28, 1995).

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (SEC File No. 333-50879) dated July 5, 2000).

(4)(c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement (SEC File No. 333-50879) dated April 26, 2002).

(4)(d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (SEC File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (SEC File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (SEC File No. 333-77605) dated April 24, 2001).

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Registrant's Form 8-K (SEC File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007).

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement (SEC File No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (SEC File No. 333-121693) dated December 28, 2004).

(9)(c) Opinion and Consent of General Counsel Re: Legality. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (SEC File Nos. 333-121693 and 811-09327) filed on April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable

(12) Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (SEC File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (SEC File No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (SEC File No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (SEC File No. 333-50879) dated April 11, 2003).

(14) Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (SEC File No. 333-121693) dated December 28, 2004).

(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (SEC File No. 333-121693) dated December 28, 2004).

(99)(b) Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Katherine A. Mabe, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor

Mary Jane Fortin	Director and President
John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director and Senior Group Vice President
P. John Rugel	Director and Senior Vice President
Brian P. Stricker	Director and Senior Vice President
Steven E. Shebik	Director and Chief Executive Officer
Thomas J. Wilson	Director and Chairman of the Board
Mario Rizzo	Director
Katherine A. Mabe	Director
Brian R. Bohaty	Director
Glenn T. Shapiro	Director
Julie Parsons	Director
Mario Imbarrato	Director, Vice President and Chief Financial Officer
Eric K. Ferren	Senior Vice President and Controller
P. Kelly Noll	Senior Vice President and Chief Privacy and Ethics Officer
Marilyn V. Hirsch	Senior Vice President
Jesse E. Merten	Director, Executive Vice President and Treasurer
James M. Flewellen	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Dan E. Trudan	Senior Vice President
Brigitte K. Lenz	Vice President
Randal DeCoursey	Vice President
Stephanie D. Neely	Vice President and Assistant Treasurer
Carol E. Lundahl	Vice President and Assistant Treasurer
Grant S. Andrew	Vice President
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Daniel G. Gordon	Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller	Illustration Actuary
Thomas H. Helsdingen	Authorized Representative
Alma D. Lopez	Authorized Representative
Cynthia I. Quadros	Authorized Representative
Patricia A. Raphael	Authorized Representative
Laura A. Seaman	Authorized Representative

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 26, 2018 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2018, there were 988 Qualified contract owners and 1,202 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC (“Allstate Distributors”) serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

ITEM 29B. PRINCIPAL UNDERWRITERS

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter
Angela K. Fontana	Manager, Vice President, General Counsel and Secretary
James M. Flewellen	Manager and Chairman of the Board
Brian P. Stricker	Manager
Grant S. Andrew	Manager
Mary Jane Fortin	Manager
Mario Imbarrato	Manager
P. John Rugel	Manager
Eric K. Ferren	Senior Vice President and Controller
Jesse E. Merten	Executive Vice President and Assistant Treasurer
P. Kelly Noll	Senior Vice President and Chief Privacy and Ethics Officer
Marian Goll	Vice President and Treasurer
Stephanie D. Neely	Vice President and Assistant Treasurer
Carol E. Lundahl	Vice President and Assistant Treasurer
Mary K. Nelson	Manager and President
Dana Goldstein	Chief Compliance Officer
Daniel G. Gordon	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062-7127.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors	N/A	N/A	$0	N/A

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. se2, LLC provides administrative services in connection with the variable annuity contracts and is located at 5801 SW 6th Avenue, Topeka, Kansas 66636. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 12th day of April, 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/ Angela K. Fontana Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Angela K. Fontana Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 12th day of April, 2018.

SIGNATURE	TITLE
*Steven E. Shebik Steven E. Shebik	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*P. John Rugel P. John Rugel	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Brian R. Bohaty Brian R. Bohaty	Director
*Samuel H. Pilch Samuel H. Pilch	Director and Senior Group Vice President
*Eric K. Ferren Eric K. Ferren	Senior Vice President and Controller (Principal Accounting Officer)
*John E. Dugenske John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
*Katherine A. Mabe Katherine A. Mabe	Director
*Julie Parsons Julie Parsons	Director
*Brian P. Stricker Brian P. Stricker	Director and Senior Vice President
*Jesse E. Merten Jesse E. Merten	Director, Executive Vice President and Treasurer
*Mario Rizzo Mario Rizzo	Director
*Glenn T. Shapiro Glenn T. Shapiro	Director

*/By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Katherine A. Mabe, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.